SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                      [  ]


Post-Effective Amendment No.  52   (File No. 2-89288)            [X]

                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 54                   (File No. 811-3956)           [X]


RIVERSOURCE STRATEGY SERIES, INC.
(formerly AXP STRATEGY SERIES, INC.)
50606 Ameriprise Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [x] on May 30, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

                                                          RIVERSOURCE [LOGO](SM)
                                                                 INVESTMENTS

RIVERSOURCE(SM)
EQUITY VALUE FUND

PROSPECTUS MAY 30, 2006

> RIVERSOURCE EQUITY VALUE FUND
  SEEKS TO PROVIDE SHAREHOLDERS WITH
  GROWTH OF CAPITAL AND INCOME.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


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NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
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TABLE OF CONTENTS


THE FUND ................................................................   3P

Objective ...............................................................   3p

Principal Investment Strategies .........................................   3p

Principal Risks .........................................................   3p

Past Performance ........................................................   4p

Fees and Expenses .......................................................   7p

Other Investment Strategies and Risks ...................................   8p

Fund Management and Compensation ........................................   9p

FINANCIAL HIGHLIGHTS ....................................................   11P

BUYING AND SELLING SHARES ...............................................   S.1

  Buying Shares .........................................................   S.1

    Investment Options -- Classes of Shares .............................   S.1

    Sales Charges .......................................................   S.3

    Opening an Account ..................................................   S.8

  Buying Shares .........................................................   S.8

  Exchanging or Selling Shares ..........................................   S.9

    Exchanges ...........................................................   S.9

    Selling Shares ......................................................   S.10

VALUING FUND SHARES .....................................................   S.11

DISTRIBUTIONS AND TAXES .................................................   S.12

Dividends and Capital Gain Distributions ................................   S.12

Reinvestments ...........................................................   S.12

Taxes ...................................................................   S.12

GENERAL INFORMATION .....................................................   S.13


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2p --- RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS
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THE FUND

OBJECTIVE


RiverSource Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing in primarily larger companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its total assets in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the Fund's investment manager (RiverSource Investments, LLC) chooses investments by identifying companies that are undervalued. The investment manager typically focuses on stocks that are inexpensive based on ratios such as the following:


o     Enterprise value/discretionary cash flows.

o     Price/earnings.

o     Price/book value.

o     Price/sales.

A company's enterprise value/discretionary cash flow ratio is the ratio of the total market value of the company's stock outstanding, plus long-term debt, to operating cash flow, less capital spending.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

      o     The security is overvalued relative to alternative investments.

      o     The security has reached the investment manager's price objective.

      o The company has met the investment manager's earnings and/or growth expectations.

      o The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive


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                        RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS --- 3p
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pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


Bar Chart. Class A share information is shown in the bar chart; the sales charge applicable to Class A shares is not reflected in the bar chart.



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4p --- RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS
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Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

o     the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS


After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

                           CLASS A SHARE PERFORMANCE*
                            (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIALS.]

                              1996          +21.83%
                              1997          +24.12%
                              1998           +9.32%
                              1999          +10.49%
                              2000           +0.35%
                              2001           -4.40%
                              2002          -25.99%
                              2003          +32.31%
                              2004          +14.77%
                              2005          +11.78%


During the periods shown in the bar chart, the highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.06% (quarter ended Sept. 30, 2002).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at March 31, 2006 was +8.26%.

* As of Dec. 31, 2005, Class A has 10 calendar years of performance information and, consistent with other RiverSource funds, is shown in the table above. In previous years information was shown for Class B.



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                        RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS --- 5p
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AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
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                                                                                            SINCE
                                                  1 YEAR       5 YEARS       10 YEARS     INCEPTION (C)
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RiverSource Equity Value:
-------------------------------------------------------------------------------------------------------
   Class A
-------------------------------------------------------------------------------------------------------
      Return before taxes                         +5.36%        +2.51%        +7.57%            N/A
-------------------------------------------------------------------------------------------------------
      Return after taxes on distributions(a)      +4.97%        +1.74%        +5.48%            N/A
-------------------------------------------------------------------------------------------------------
      Return after taxes on distributions
      and sale of fund shares(a)                  +3.46%        +1.71%        +5.44%            N/A
-------------------------------------------------------------------------------------------------------
   Class B
-------------------------------------------------------------------------------------------------------
      Return before taxes                         +5.85%        +2.56%        +7.39%            N/A
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   Class C
-------------------------------------------------------------------------------------------------------
      Return before taxes                         +9.88%        +2.93%           N/A          +3.73%(b)
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   Class Y
-------------------------------------------------------------------------------------------------------
      Return before taxes                        +11.98%        +3.90%        +8.37%            N/A
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Russell 1000(R) Value Index (reflects
no deduction for fees, expenses or taxes)         +7.05%        +5.28%       +10.94%          +6.92%(c)
-------------------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index                +6.26%        +2.27%        +8.80%          +2.79%(c)
-------------------------------------------------------------------------------------------------------

(a) As of Dec. 31, 2005, Class A has 10 calendar years of performance information and, consistent with other RiverSource funds, after tax returns are shown in the table above for Class A. In previous years after tax returns were shown for Class B.


(b)   Inception date is June 26, 2000.


(c)   Measurement period started July 1, 2000.


The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


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6p --- RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS
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FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


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SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
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                                                            CLASS A      CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                          5.75%(a)     none        none        none
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Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)      none            5%          1%       none
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                CLASS A      CLASS B     CLASS C     CLASS Y
--------------------------------------------------------------------------------------------------------
Management fees(b)                                           0.62%        0.62%       0.62%       0.62%
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Distribution (12b-1) fees                                    0.25%        1.00%       1.00%       0.00%
--------------------------------------------------------------------------------------------------------
Other expenses(c)                                            0.30%        0.31%       0.31%       0.37%
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Total                                                        1.17%        1.93%       1.93%       0.99%
--------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.11% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.



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                        RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS --- 7p
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EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Class A(a)                     $687        $  925        $1,183        $1,918
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Class B                        $696(b)     $1,006(b)     $1,243(b)     $2,061(c)
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Class C                        $296(b)     $  606        $1,043        $2,259
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Class Y                        $101        $  316        $  548        $1,218
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(a)   Includes a 5.75% sales charge.

(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                              1 YEAR       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Class A(a)                     $687        $  925        $1,183        $1,918
--------------------------------------------------------------------------------
Class B                        $196        $  606        $1,043        $2,061(b)
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Class C                        $196        $  606        $1,043        $2,259
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Class Y                        $101        $  316        $  548        $1,218
--------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

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OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.



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8p --- RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS
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Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


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                        RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS --- 9p
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The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.62% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o     Managed the Fund since 2000.


o     Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.


o     Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o     Began investment career in 1984.

o     MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o     Managed the Fund since 2004.


o     Joined RiverSource Investments in 1998 as a Senior Security Analyst.


o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o     Began investment career in 1981.

o     MBA, University of Minnesota.


Laton Spahr, CFA, Portfolio Manager


o     Managed the Fund since 2004.


o     Joined RiverSource Investments in 2001 as a Security Analyst.


o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o     Began investment career in 1999.

o     MS, University of Wisconsin, Applied Security Analysis Program.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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10p --- RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS
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FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $10.12      $ 9.17      $ 6.39      $ 9.45      $10.31
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .12         .15         .10         .10         .09
Net gains (losses) (both realized and unrealized)                      2.03         .94        2.77       (3.08)       (.10)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.15        1.09        2.87       (2.98)       (.01)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.11)       (.14)       (.09)       (.08)       (.09)
Distributions from realized gains                                        --          --          --          --        (.76)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.11)       (.14)       (.09)       (.08)       (.85)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.16      $10.12      $ 9.17      $ 6.39      $ 9.45
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  928      $  865      $  889      $  685      $1,119
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.16%       1.11%       1.07%       1.00%       1.03%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      1.04%       1.46%       1.19%       1.22%        .91%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                28%         25%         39%         38%         61%
----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       21.31%      11.96%      45.06%     (31.58%)       .10%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



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                       RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS --- 11p
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CLASS B

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $10.14      $ 9.18      $ 6.40      $ 9.46      $10.31
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01         .07         .03         .03          --
Net gains (losses) (both realized and unrealized)                      2.06         .95        2.78       (3.07)       (.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.07        1.02        2.81       (3.04)       (.08)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.02)       (.06)       (.03)       (.02)       (.01)
Distributions from realized gains                                        --          --          --          --        (.76)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.02)       (.06)       (.03)       (.02)       (.77)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.19      $10.14      $ 9.18      $ 6.40      $ 9.46
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  226      $  275      $  341      $  319      $  761
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.92%       1.88%       1.84%       1.77%       1.78%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .28%        .69%        .44%        .44%        .13%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                28%         25%         39%         38%         61%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       20.39%      11.16%      43.89%     (32.13%)      (.62%)
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



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12p --- RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS
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CLASS C

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $10.06      $ 9.12      $ 6.36      $ 9.40      $10.27
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .02         .07         .03         .03         .01
Net gains (losses) (both realized and unrealized)                      2.03         .93        2.76       (3.04)       (.10)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.05        1.00        2.79       (3.01)       (.09)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.02)       (.06)       (.03)       (.03)       (.02)
Distributions from realized gains                                        --          --          --          --        (.76)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.02)       (.06)       (.03)       (.03)       (.78)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.09      $10.06      $ 9.12      $ 6.36      $ 9.40
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    4      $    3      $    3      $    3      $    4
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.92%       1.88%       1.85%       1.79%       1.81%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .28%        .69%        .42%        .44%        .14%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                28%         25%         39%         38%         61%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       20.43%      11.05%      43.87%     (32.09%)      (.66%)
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
                       RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS --- 13p

CLASS Y

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $10.13      $ 9.18      $ 6.40      $ 9.46      $10.32
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .15         .17         .12         .11         .11
Net gains (losses) (both realized and unrealized)                      2.02         .94        2.76       (3.07)       (.11)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.17        1.11        2.88       (2.96)         --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.13)       (.16)       (.10)       (.10)       (.10)
Distributions from realized gains                                        --          --          --          --        (.76)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.13)       (.16)       (.10)       (.10)       (.86)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.17      $10.13      $ 9.18      $ 6.40      $ 9.46
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   13      $    8      $    5      $    3      $    3
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .98%        .94%        .91%        .83%        .86%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      1.22%       1.61%       1.35%       1.40%       1.06%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                28%         25%         39%         38%         61%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       21.51%      12.16%      45.25%     (31.41%)       .28%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



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14p --- RIVERSOURCE EQUITY VALUE FUND --- 2006 PROSPECTUS
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BUYING AND SELLING SHARES

The RiverSource funds are available through certain 401(k) or other qualified and nonqualified plans, banks, broker-dealers or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure ofone of these financial institutions to carry out its obligations to its customers.

BUYING SHARES: INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features ofeach class.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS SUMMARY
--------------------------------------------------------------------------------

                             CLASS A                  CLASS B                  CLASS C(a)               CLASS Y(b)
--------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY                 Available to all         Available to all         Available to all         Limited to qualifying
                             investors.               investors.               investors.               institutional investors.
--------------------------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE         Yes. Payable at time     No. Entire purchase      No. Entire purchase      No. Entire purchase
                             of purchase. Lower       price is invested in     price is invested in     price is invested in
                             sales charge for         shares of the fund.      shares of the fund.      shares of the fund.
                             larger investments.
--------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED          No.                      Maximum 5% CDSC          1% CDSC may apply        No.
SALES CHARGE (CDSC)                                   during the first year    if you sell shares
                                                      decreasing to 0% after   within one year after
                                                      six years.               purchase.
--------------------------------------------------------------------------------------------------------------------------------
12B-1 FEE OR SHAREHOLDER     Yes.                     Yes.                     Yes.                     Yes.
SERVICE FEE(c)               0.25%                    1.00%                    1.00%                    0.10%
--------------------------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A       N/A                      Yes.(d)                  No.                      No.
--------------------------------------------------------------------------------------------------------------------------------

(a)   RiverSource Small Company Index Fund does not offer Class C shares.

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing plan not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.



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S-6400-4                                                                     S.1
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The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A sharesin the same proportion as the other Class B shares.



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S.2
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Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.

BUYING SHARES: SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount ofyour purchase.

SALES CHARGE* FOR CLASS A SHARES:

                              AS A % OF                 AS A % OF           MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE         PURCHASE PRICE**        NET AMOUNT INVESTED    AS A % OF PURCHASE PRICE
--------------------------------------------------------------------------------------------------
Up to $49,999                    5.75%                    6.10%                    5.00%
--------------------------------------------------------------------------------------------------
$50,000 - $99,999                4.75                     4.99                     4.00
--------------------------------------------------------------------------------------------------
$100,000 - $249,999              3.50                     3.63                     3.00
--------------------------------------------------------------------------------------------------
$250,000 - $499,999              2.50                     2.56                     2.15
--------------------------------------------------------------------------------------------------
$500,000 - $999,999              2.00                     2.04                     1.75
--------------------------------------------------------------------------------------------------
$1,000,000 or more               0.00                     0.00                     0.00***
--------------------------------------------------------------------------------------------------

* Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

**    Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution. For a sale with a total market value of $1,000,000 to $3,000,000, the distributor may pay a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%;and $10,000,000 or more, a sales commission up to 0.25%.



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                                                                             S.3
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INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o     Your current investment in a fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o     Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o     Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o     Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.



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S.4
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Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.



--------------------------------------------------------------------------------
                                                                             S.5
--------------------------------------------------------------------------------

o     purchases made:

      o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

      o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

      o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

You also may view this information about sales charges and breakpoints free of charge on the RiverSource funds website. Go to www.riversource.com/roa.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                    THE CDSC PERCENTAGE RATE IS:*
--------------------------------------------------------------------------------
First year                                                      5%
--------------------------------------------------------------------------------
Second year                                                     4%
--------------------------------------------------------------------------------
Third year                                                      4%
--------------------------------------------------------------------------------
Fourth year                                                     3%
--------------------------------------------------------------------------------
Fifth year                                                      2%
--------------------------------------------------------------------------------
Sixth year                                                      1%
--------------------------------------------------------------------------------
Seventh or eighth year                                          0%
--------------------------------------------------------------------------------

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.



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S.6
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Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3(1)/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.
--------------------------------------------------------------------------------

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived onsales of shares:

o     in the event of the shareholder's death;

o     held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

      o     at least 59(1)/2 years old AND

      o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

      o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived onsales of shares in the event of the shareholder's death.



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                                                                             S.7
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BUYING SHARES: Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate. When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

BUYING SHARES

You can establish an account by having your financial institution process your purchase.The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                            FOR ALL FUNDS AND         RIVERSOURCE
                            ACCOUNTS EXCEPT THOSE     DISCIPLINED
                            LISTED TO THE RIGHT       SMALL CAP VALUE FUND     TAX QUALIFIED ACCOUNTS
-----------------------------------------------------------------------------------------------------
INITIAL INVESTMENT          $2,000                    $5,000                   $1,000
-----------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS      $100                      $100                     $100
-----------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*            $300                      $2,500                   None

* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within30 days, your shares may be automatically redeemed and the proceeds mailed to you.

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                            FOR ALL FUNDS AND         RIVERSOURCE
                            ACCOUNTS EXCEPT THOSE     DISCIPLINED
                            LISTED TO THE RIGHT       SMALL CAP VALUE FUND     TAX QUALIFIED ACCOUNTS
-----------------------------------------------------------------------------------------------------
INITIAL INVESTMENT          $100                      $5,000                   $100
-----------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS      $100                      $100                     $50
-----------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**           None                      $2,500                   None

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

--------------------------------------------------------------------------------

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts).

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.



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S.8
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EXCHANGING OR SELLING SHARES

You can sell or exchange shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different exchange policies and sale procedures.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

You may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDEDTO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTINGTHE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUEOF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDSTHAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGSOF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ONFAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECTOF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.



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                                                                             S.9
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o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o     Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o     Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or redemption.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the redemption proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the redemption proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation.The repurchase privilege may be limited or withdrawn at any time and use of this optionmay have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.



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S.10
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VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Buying Shares" and "Exchanging/Selling Shares," or contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently,fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.



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                                                                            S.11
--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains.Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies. Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.



--------------------------------------------------------------------------------
S.12
--------------------------------------------------------------------------------

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



--------------------------------------------------------------------------------
                                                                            S.13
--------------------------------------------------------------------------------

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc. (expected to be operational mid-2006) 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distributionservices to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



--------------------------------------------------------------------------------
S.14
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PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund under distribution or shareholder servicing plans, or paid by the fund under its transfer agency and administrative services agreements for shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.



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                                                                            S.15
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ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to addor change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary,8-K filings with the Securities and Exchange Commission on legal and regulatory mattersthat relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



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S.16
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This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reportsto shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-3956

TICKER SYMBOL

Class A: IEVAX          Class B: INEGX
Class C: --             Class I: --
Class Y: AEVYX

RIVERSOURCE INVESTMENTS LOGO

RIVERSOURCE [LOGO](SM)
       INVESTMENTS

                                                              S-6382-99 U (5/06)

                        RIVERSOURCE(SM) EQUITY VALUE FUND


                    SUPPLEMENT TO THE MAY 30, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The table is supplemented as follows:

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
--------------------------------------------------------------------------------

                                                                        SINCE
                                                          1 YEAR      INCEPTION
--------------------------------------------------------------------------------
Class I
    Return before taxes                                  +12.14%      +12.16%(a)
--------------------------------------------------------------------------------
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)       +7.05%      +10.45%(b)
--------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index                        +6.26%       +7.82%(b)
--------------------------------------------------------------------------------

(a)   Inception date is March 4, 2004.

(b)   Measurement period started March 1, 2004.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CLASS I
-------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                               none
-------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)      none
-------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                      CLASS I
-------------------------------------------------------------------------------------------------------------------------
Management fees(a)                                                                                                 0.62%
-------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                          0.00%
-------------------------------------------------------------------------------------------------------------------------
Other expenses(b)                                                                                                  0.10%
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                              0.72%
-------------------------------------------------------------------------------------------------------------------------

(a) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.11% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table is supplemented as follows:


                                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Class I                            $74         $230         $401          $898
--------------------------------------------------------------------------------

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.


o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.


In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

CLASS I


--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                            2006          2005          2004(b)
Net asset value, beginning of period                                   $10.13        $ 9.18        $ 9.44
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .18           .19           .08
Net gains (losses) (both realized and unrealized)                        2.02           .94          (.31)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                         2.20          1.13          (.23)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.15)         (.18)         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $12.18        $10.13        $ 9.18
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $   --        $   --        $   --
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                          .72%          .67%          .71%(d)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.48%         1.89%         1.29%(d)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  28%           25%           39%
--------------------------------------------------------------------------------------------------------------
Total return(e)                                                         21.90%        12.45%        (2.42%)(f)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.


                                                              S-6382-79 U (5/06)

Prospectus

                                                          RIVERSOURCE [LOGO](SM)
                                                                     INVESTMENTS

RIVERSOURCE(SM)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------


PROSPECTUS MAY 30, 2006

> RIVERSOURCE SMALL CAP
  ADVANTAGE FUND SEEKS
  TO PROVIDE SHAREHOLDERS
  WITH LONG-TERM CAPITAL GROWTH.


--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


-----------------------------------------------------
NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
-----------------------------------------------------

TABLE OF CONTENTS

THE FUND ...............................................................      3P

Objective ..............................................................      3p

Principal Investment Strategies ........................................      3p

Principal Risks ........................................................      4p

Past Performance .......................................................      5p

Fees and Expenses ......................................................      8p

Other Investment Strategies and Risks ..................................      9p

Fund Management and Compensation .......................................     10p

FINANCIAL HIGHLIGHTS ...................................................     13P

BUYING AND SELLING SHARES ..............................................     S.1

    Buying Shares ......................................................     S.1

       Investment Options -- Classes of Shares .........................     S.1

       Sales Charges ...................................................     S.3

       Opening an Account ..............................................     S.8

    Buying Shares ......................................................     S.8

    Exchanging or Selling Shares .......................................     S.9

       Exchanges .......................................................     S.9

       Selling Shares ..................................................    S.10

VALUING FUND SHARES ....................................................    S.11

DISTRIBUTIONS AND TAXES ................................................    S.12

Dividends and Capital Gain Distributions ...............................    S.12

Reinvestments ..........................................................    S.12

Taxes ..................................................................    S.12

GENERAL INFORMATION ....................................................    S.13


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2p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
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THE FUND

OBJECTIVE


RiverSource Small Cap Advantage Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood) or (Subadviser), an indirect subsidiary of Ameriprise Financial, Inc.

RiverSource Investments and Kenwood each provide day-to-day management for a portion of the Fund in order to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.

KENWOOD

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

o     The stock becomes expensive relative to other stocks in the sector.

o     The company's financial performance fails to meet expectations.

RIVERSOURCE INVESTMENTS


RiverSource Investments will choose equity investments by employing proprietary, disciplined quantitative methods based on sophisticated statistical analysis of valuation, momentum, and quality-adjusted valuation.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the Russell 2000 Index. In selecting securities for the Fund, the investment manager seeks to identify companies with:

o     Attractive valuations, such as price-to-earnings ratios,

o     Sound balance sheets, or

o     Improving outlooks, based on analysis of return patterns over time.


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                 RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS --- 3p
--------------------------------------------------------------------------------

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o     The security is overvalued relative to other potential investments.


o The company does not meet the investment manager's performance expectations.

In selecting stocks for the Fund to purchase or to sell, the investment manager also employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process takes into account factors such as:

o     Limits on positions relative weightings in the benchmark index.

o     Limits on sector and industry allocations relative to the benchmark index.

o     Limits on size of holdings relative to market liquidity.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends.



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4p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

The quantitative methodologies employed by the investment manager and the Subadviser have been extensively tested using historical securities market data. There can be no assurance that the methodology will enable the Fund to achieve its objective.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:


o how the Fund's performance has varied for each full calendar year shown on the bar chart; and


o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


o     the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS --- 5p
--------------------------------------------------------------------------------

                           CLASS A SHARE PERFORMANCE
                           (based on calendar years)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

             +4.01%   -6.47%   -17.50%   +48.25%   +18.78%   +4.68%
              2000     2001      2002     2003      2004      2005


During the periods shown in the bar chart, the highest return for a calendar quarter was +22.19% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.60% (quarter ended Sept. 30, 2002).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2006 was +12.62%.



--------------------------------------------------------------------------------
6p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
--------------------------------------------------------------------------------


                                                                          SINCE           SINCE
                                                1 YEAR    5 YEARS   INCEPTION (A,B,Y)  INCEPTION (C)
----------------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage:
----------------------------------------------------------------------------------------------------

    Class A
----------------------------------------------------------------------------------------------------
       Return before taxes                      -1.34%      +6.04%       +7.15%(a)             N/A
----------------------------------------------------------------------------------------------------
       Return after taxes on distributions      -4.25%      +5.33%       +6.23%(a)             N/A
----------------------------------------------------------------------------------------------------
       Return after taxes on distributions
       and sale of fund shares                  +2.10%      +5.13%       +5.89%(a)             N/A
----------------------------------------------------------------------------------------------------
    Class B
----------------------------------------------------------------------------------------------------
       Return before taxes                      -0.21%      +6.18%       +7.30%(a)             N/A
----------------------------------------------------------------------------------------------------
    Class C
----------------------------------------------------------------------------------------------------
       Return before taxes                      +3.21%      +6.49%             N/A       +5.50%(b)
----------------------------------------------------------------------------------------------------
    Class Y
----------------------------------------------------------------------------------------------------
       Return before taxes                      +5.05%      +7.50%       +8.29%(a)             N/A
----------------------------------------------------------------------------------------------------
Russell 2000 Index (reflects no deduction
for fees, expenses or taxes)                    +4.55%      +8.22%       +8.23%(c)       +6.27%(d)
----------------------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Index               +7.56%      +9.19%      +11.29%(c)       +8.03%(d)
----------------------------------------------------------------------------------------------------

(a)   Inception date is May 4, 1999.


(b)   Inception date is June 26, 2000.

(c)   Measurement period started June 1, 1999.

(d)   Measurement period started July 1, 2000.

The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS --- 7p
--------------------------------------------------------------------------------

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                           CLASS A       CLASS B    CLASS C    CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                          5.75%(a)      none       none       none
--------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)      none             5%         1%      none

--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                CLASS A       CLASS B    CLASS C    CLASS Y
--------------------------------------------------------------------------------------------------------

Management fees(b)                                           0.75%         0.75%      0.75%      0.75%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                    0.25%         1.00%      1.00%      0.00%
--------------------------------------------------------------------------------------------------------
Other expenses(c)                                            0.37%         0.39%      0.39%      0.44%
--------------------------------------------------------------------------------------------------------
Total                                                        1.37%         2.14%      2.14%      1.19%
--------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                             0.09%         0.09%      0.09%      0.08%
--------------------------------------------------------------------------------------------------------
Net expenses(d)                                              1.28%         2.05%      2.05%      1.11%
--------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. See "Fund Management and Compensation" for more information.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A; 2.06% for Class B; 2.06% for Class C and 1.12% for Class Y.



--------------------------------------------------------------------------------
8p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR        3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------

Class A(a)               $698          $  976          $1,275          $2,124
--------------------------------------------------------------------------------
Class B                  $708(b)       $1,062(b)       $1,342(b)       $2,273(c)
--------------------------------------------------------------------------------
Class C                  $308(b)       $  662          $1,142          $2,470
--------------------------------------------------------------------------------
Class Y                  $113          $  370          $  648          $1,441
--------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.


(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                        1 YEAR        3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------

Class A(a)               $698          $  976          $1,275          $2,124
--------------------------------------------------------------------------------
Class B                  $208          $  662          $1,142          $2,273(b)
--------------------------------------------------------------------------------
Class C                  $208          $  662          $1,142          $2,470
--------------------------------------------------------------------------------
Class Y                  $113          $  370          $  648          $1,441
--------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.


(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS --- 9p
--------------------------------------------------------------------------------

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


--------------------------------------------------------------------------------
10p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.75% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. In certain circumstances, the Fund's Board, may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

RiverSource Investments manages a portion of the Fund's assets directly and contracts with and compensates Kenwood to manage a portion of the Fund's assets. RiverSource Investments monitors the compliance of Kenwood with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of the Fund's assets to be managed by Kenwood and may change these proportions at any time.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the portion of the Fund are:

KENWOOD

Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Kenwood are:

Jake Hurwitz, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.

o Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), 1991 to 1998.

o     Began investment career in 1979.

o     MA, University of California; MBA, New York University.

Kent Kelley, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.

o     Chief Executive Officer, TIMCO, 1995 to 1998.

o     Began investment career in 1978.

o     MA, Yale University.



--------------------------------------------------------------------------------
                RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS --- 11p
--------------------------------------------------------------------------------

RIVERSOURCE INVESTMENTS

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager


o     Managed the Fund since July 2004.


o     Joined RiverSource Investments as a portfolio manager in 2002.


o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o     MS and Ph.D., MIT.

Jonathan Calvert, CFA, Portfolio Manager

o     Managed the Fund since July 2004.


o     Joined RiverSource Investments in 2003.


o Partner and Director of Quantitative Trading Research, Grantham, Mayo, van Otterloo LLC (GMO), 1992 to 2003.

o     Began investment career in 1992.

o     Bachelor of Mathematics, University of Waterloo, Canada.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.



--------------------------------------------------------------------------------
12p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A

------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006      2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $7.07     $6.77     $4.10     $5.43     $4.79
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         (.03)     (.05)     (.03)     (.02)     (.02)
------------------------------------------------------------------------------------------------------------------
Net gains (losses) (both realized and unrealized)                    1.51       .52      2.70     (1.31)      .66
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.48       .47      2.67     (1.33)      .64
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                                   (1.32)     (.17)       --        --        --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $7.23     $7.07     $6.77     $4.10     $5.43
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $ 603     $ 622     $ 594     $ 272     $ 414
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.31%     1.30%     1.36%     1.38%     1.25%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    (.40%)    (.63%)    (.58%)    (.38%)    (.31%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             110%      101%      110%      128%      136%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                     23.05%     6.90%    65.12%    (24.49%)  13.36%
------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
                RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS --- 13p
--------------------------------------------------------------------------------

CLASS B

------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006      2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $6.75     $6.51     $3.97     $5.31     $4.72
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         (.08)     (.10)     (.07)     (.05)     (.05)
------------------------------------------------------------------------------------------------------------------
Net gains (losses) (both realized and unrealized)                    1.42       .51      2.61     (1.29)      .64
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.34       .41      2.54     (1.34)      .59
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                                   (1.32)     (.17)       --        --        --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $6.77     $6.75     $6.51     $3.97     $5.31
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $ 200     $ 234     $ 267     $ 141     $ 221
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     2.08%     2.07%     2.13%     2.14%     2.02%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets   (1.17%)   (1.40%)   (1.34%)   (1.15%)   (1.08%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             110%      101%      110%      128%      136%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                     22.03%     6.25%    63.98%    (25.24%)  12.50%
------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
14p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

CLASS C

------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006      2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $6.75     $6.51     $3.98     $5.31     $4.72
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         (.08)     (.09)     (.06)     (.05)     (.05)
------------------------------------------------------------------------------------------------------------------
Net gains (losses) (both realized and unrealized)                    1.42       .50      2.59     (1.28)      .64
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.34       .41      2.53     (1.33)      .59
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                                   (1.32)     (.17)       --        --        --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $6.77     $6.75     $6.51     $3.98     $5.31
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  12     $  12     $  12     $   5     $   5
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     2.08%     2.07%     2.13%     2.17%     2.04%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets   (1.16%)   (1.40%)   (1.36%)   (1.16%)   (1.10%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             110%      101%      110%      128%      136%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                     22.03%     6.25%    63.57%   (25.05%)   12.50%
------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
                RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS --- 15p
--------------------------------------------------------------------------------

CLASS Y

------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(A)
------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006      2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $7.14     $6.82     $4.12     $5.46     $4.81
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         (.01)     (.03)     (.02)     (.02)     (.01)
------------------------------------------------------------------------------------------------------------------
Net gains (losses) (both realized and unrealized)                    1.52       .52      2.72     (1.32)      .66
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.51       .49      2.70     (1.34)      .65
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                                   (1.32)     (.17)       --        --        --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $7.33     $7.14     $6.82     $4.12     $5.46
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   1     $   1     $  --     $  --     $  --
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.13%     1.12%     1.20%     1.16%     1.08%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    (.20%)    (.46%)    (.40%)    (.27%)    (.14%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             110%      101%      110%      128%      136%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                     23.25%     7.14%    65.53%   (24.54%)  13.51%
------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
16p --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

BUYING AND SELLING SHARES

The RiverSource funds are available through certain 401(k) or other qualified and nonqualified plans, banks, broker-dealers or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES: INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

INVESTMENT OPTIONS SUMMARY

--------------------------------------------------------------------------------------------------------
                                   CLASS A           CLASS B          CLASS C(a)        CLASS Y(b)
--------------------------------------------------------------------------------------------------------
AVAILABILITY                       Available to      Available to     Available to      Limited to
                                   all investors.    all investors.   all investors.    qualifying
                                                                                        institutional
                                                                                        investors.
--------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE               Yes. Payable at   No. Entire       No. Entire        No. Entire
                                   time of           purchase price   purchase price    purchase price
                                   purchase. Lower   is invested in   is invested in    is invested in
                                   sales charge      shares of the    shares of the     shares of the
                                   for larger        fund.            fund.             fund.
                                   investments.
--------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED
SALES CHARGE (CDSC)                No.               Maximum 5%       1% CDSC may       No.
                                                     CDSC during      apply if you
                                                     the first year   sell shares
                                                     decreasing to    within one year
                                                     0% after six     after purchase.
                                                     years.
--------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER
SERVICE FEE(c)                     Yes.  0.25%       Yes.  1.00%      Yes.  1.00%       Yes.  0.10%
--------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A             N/A               Yes.(d)          No.               No.
--------------------------------------------------------------------------------------------------------

(a)   RiverSource Small Company Index Fund does not offer Class C shares.

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing plan not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.


--------------------------------------------------------------------------------
S-6400-4                                                                     S.1
--------------------------------------------------------------------------------

The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.



--------------------------------------------------------------------------------
S.2
--------------------------------------------------------------------------------

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.

BUYING SHARES: SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                  AS A % OF            AS A % OF         MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE            PURCHASE PRICE**   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
-----------------------------------------------------------------------------------------------
Up to $49,999                        5.75%              6.10%                    5.00%
-----------------------------------------------------------------------------------------------
$50,000 - $99,999                    4.75               4.99                     4.00
-----------------------------------------------------------------------------------------------
$100,000 - $249,999                  3.50               3.63                     3.00
-----------------------------------------------------------------------------------------------
$250,000 - $499,999                  2.50               2.56                     2.15
-----------------------------------------------------------------------------------------------
$500,000 - $999,999                  2.00               2.04                     1.75
-----------------------------------------------------------------------------------------------
$1,000,000 or more                   0.00               0.00                     0.00***
-----------------------------------------------------------------------------------------------

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **   Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution. For a sale with a total market value of $1,000,000 to $3,000,000, the distributor may pay a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.


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                                                                             S.3
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INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o     Your current investment in a fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o     Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o     Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o     Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.


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S.4
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Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

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                                                                             S.5
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o     purchases made:

      o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

      o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

      o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

You also may view this information about sales charges and breakpoints free of charge on the RiverSource funds website. Go to www.riversource.com/roa.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:     THE CDSC PERCENTAGE RATE IS:*
--------------------------------------------------------------------------------
First year                                         5%
--------------------------------------------------------------------------------
Second year                                        4%
--------------------------------------------------------------------------------
Third year                                         4%
--------------------------------------------------------------------------------
Fourth year                                        3%
--------------------------------------------------------------------------------
Fifth year                                         2%
--------------------------------------------------------------------------------
Sixth year                                         1%
--------------------------------------------------------------------------------
Seventh or eighth year                             0%
--------------------------------------------------------------------------------

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.


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S.6
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Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3(1)/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.
--------------------------------------------------------------------------------

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. THE CDSC WILL BE WAIVED ON SALES OF SHARES:

o     in the event of the shareholder's death;

o     held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

      o     at least 59(1)/2 years old AND

      o -taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

      o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


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                                                                             S.7
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BUYING SHARES: OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

BUYING SHARES

You can establish an account by having your financial institution process your purchase. The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

-------------------------------------------------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

-------------------------------------------------------------------------------------------------------------------------
                                 FOR ALL FUNDS AND    RIVERSOURCE DISCIPLINED SMALL     TAX QUALIFIED ACCOUNTS
                                 ACCOUNTS EXCEPT      CAP VALUE FUND
                                 THOSE  LISTED TO
                                 THE RIGHT
-------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT               $2,000               $5,000                            $1,000
-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS           $100                 $100                              $100
-------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*                 $300                 $2,500                            None
-------------------------------------------------------------------------------------------------------------------------

* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

-------------------------------------------------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

-------------------------------------------------------------------------------------------------------------------------
                                 FOR ALL FUNDS AND    RIVERSOURCE DISCIPLINED SMALL     TAX QUALIFIED ACCOUNTS
                                 ACCOUNTS EXCEPT      CAP VALUE FUND
                                 THOSE  LISTED TO
                                 THE RIGHT
-------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT               $100                 $5,000                            $100
-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS           $100                 $100                              $50
-------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**                None                 $2,500                            None

**    If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
-------------------------------------------------------------------------------------------------------------------------

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts).

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.



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S.8
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EXCHANGING OR SELLING SHARES

You can sell or exchange shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different exchange policies and sale procedures.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

You may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.


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                                                                             S.9
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o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o     Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o     Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or redemption.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the redemption proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the redemption proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


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S.10
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VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Buying Shares" and "Exchanging/Selling Shares," or contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.


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                                                                            S.11
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DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


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S.12
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Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


--------------------------------------------------------------------------------
                                                                            S.13
--------------------------------------------------------------------------------

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc. (expected to be operational mid-2006) 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



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S.14
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PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund under distribution or shareholder servicing plans, or paid by the fund under its transfer agency and administrative services agreements for shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.


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                                                                            S.15
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ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
S.16
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This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3956


TICKER SYMBOL

Class A:  ASAAX      Class B: ASABX
Class C:  ADVCX      Class I: --
Class Y:  --

RIVERSOURCE [LOGO](SM)
       INVESTMENTS


                                                             S-6427-99 L (5/06)

                    RIVERSOURCE(SM) SMALL CAP ADVANTAGE FUND


                    SUPPLEMENT TO THE MAY 30, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                                            1 YEAR   INCEPTION
----------------------------------------------------------------------------------------------
Class I
----------------------------------------------------------------------------------------------
   Return before taxes                                                       5.29%    8.62%(a)
----------------------------------------------------------------------------------------------
Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)    4.55%    9.20%(b)
----------------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Index                                            7.56%   11.10%(b)
----------------------------------------------------------------------------------------------


(a) Inception date is March 4, 2004.

(b) Measurement period started March 1, 2004.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                               none
-------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)      none
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                             CLASS I
--------------------------------------------------------------------------------

Management fees(a)                                                        0.75%

--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 0.00%
--------------------------------------------------------------------------------

Other expenses(b)                                                         0.16%
--------------------------------------------------------------------------------
Total(c)                                                                  0.91%
--------------------------------------------------------------------------------

(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 0.94% for Class I.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                               1 year     3 years       5 years     10 years
--------------------------------------------------------------------------------

Class I                         $93         $290          $505        $1,124

--------------------------------------------------------------------------------

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

CLASS I

--------------------------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(A)
--------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006      2005      2004(b)
Net asset value, beginning of period                                $7.17     $6.82     $6.92
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .01      (.03)     (.01)
--------------------------------------------------------------------------------------------------
Net gains (losses) (both realized and unrealized)                    1.53       .55      (.09)
--------------------------------------------------------------------------------------------------
Total from investment operations                                     1.54       .52      (.10)
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                   (1.32)     (.17)       --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $7.39     $7.17     $6.82
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $13        $6        $1
--------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                      .85%      .84%      .96%(d)
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     .09%     (.19%)    (.12%)(d)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             110%      101%      110%
--------------------------------------------------------------------------------------------------
Total return(e)                                                     23.58%     7.58%    (1.44%)(f)
--------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

                                                              S-6427-79 L (5/06)

Prospectus

                                                          RIVERSOURCE [LOGO](SM)
                                                                     INVESTMENTS

RIVERSOURCESM
SMALL CAP GROWTH FUND


--------------------------------------------------------------------------------


PROSPECTUS MAY 30, 2006

> RIVERSOURCE SMALL CAP GROWTH FUND
  SEEKS TO PROVIDE SHAREHOLDERS WITH
  LONG-TERM CAPITAL GROWTH.


--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


-----------------------------------------------------
NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
-----------------------------------------------------

TABLE OF CONTENTS

THE FUND ................................................................     3P

Objective ...............................................................     3p

Principal Investment Strategies .........................................     3p

Principal Risks .........................................................     6p

Past Performance ........................................................     6p

Fees and Expenses .......................................................     9p

Other Investment Strategies and Risks ...................................    10p

Fund Management and Compensation ........................................    11p

FINANCIAL HIGHLIGHTS ....................................................    15P

BUYING AND SELLING SHARES ...............................................    S.1

   Buying Shares ........................................................    S.1

      Investment Options -- Classes of Shares ...........................    S.1

      Sales Charges .....................................................    S.3

      Opening an Account ................................................    S.8

   Buying Shares ........................................................    S.8

   Exchanging or Selling Shares .........................................    S.9

      Exchanges .........................................................    S.9

      Selling Shares ....................................................   S.10

VALUING FUND SHARES .....................................................   S.11

DISTRIBUTIONS AND TAXES .................................................   S.12

Dividends and Capital Gain Distributions ................................   S.12

Reinvestments ...........................................................   S.12

Taxes ...................................................................   S.12

GENERAL INFORMATION .....................................................   S.13



--------------------------------------------------------------------------------
2p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

THE FUND

OBJECTIVE


RiverSource Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies with market capitalizations, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000(R) Growth Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Subadvisers, UBS Global Asset Management (Americas) Inc. (UBS), Turner Investment Partners, Inc. (Turner), Essex Investment Management Company, LLC (Essex), and MDT Advisers, a division of Harris Bretall Sullivan & Smith, LLC (MDTA) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy that focuses primarily on stocks of small companies whose businesses are expanding.

In selecting investments for the Fund, each of the Subadvisers looks for companies that have the potential to increase in value over time. This strategy seeks to identify companies with either earnings and revenues that are growing at an accelerating pace, or the demonstrated potential for a greater-than-average increase in value.

UBS

In selecting securities, UBS seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage, and may consider earnings revision trends, positive stock price momentum and sales acceleration. UBS may invest in emerging growth companies, which are companies that UBS expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock. Investments in cash or cash equivalent instruments may include shares of an affiliated investment company.


With respect to its portion of the Fund's portfolio, UBS will invest primarily in companies with market capitalizations of $2.5 billion or less at the time of purchase, but may also invest in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, UBS would not be required to dispose of the security.


UBS will consider selling a security when it determines that there is deterioration in a company's fundamental business prospects or its competitive position, or when the stock price fully reflects UBS' expectations.

--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 3p
--------------------------------------------------------------------------------

TURNER

Turner believes that a company's earnings expectations are largely responsible for driving its stock price and, for that reason, seeks to purchase growth companies with strong and sustainable earnings prospects and favorable trading volume and price patterns. Turner's investment team conducts in-depth research on individual companies' business models and blends that with computer screening and analysis to identify attractive companies for purchase. Turner invests in securities of companies traded over the counter or listed on an exchange that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell 2000(R) Growth Index. Turner's investment process involves the use of three methods to evaluate stocks for investment or continued ownership:

o A computer model developed by Turner is used to screen a large universe of possible investments to help Turner's analysts find good candidates for investment. Companies are ranked within sector and size categories based on a variety of quantitative factors, including capitalization size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volume.

o Fundamental research is performed by Turner's analysts. They study companies to identify key drivers of earnings and competitive advantages, to assess a company's business model, to evaluate the strength of the management team and to determine if companies are well positioned within their industry. This type of research is critical to Turner's purchase decision.

o Technical analysis involves the study of charts detailing a company's trading and price history and may serve as additional confirmation of Turner's research and to help to identify attractive points for purchase or sale of a security.

Turner will consider selling a security based on the following reasons:

o It detects deterioration in the company's earnings growth potential, business fundamentals or ranking in the model.

o     To include a "better idea" in the portfolio.


o To adhere to capacity or capitalization constraints, to maintain sector neutrality or to adjust position size relative to the index.



--------------------------------------------------------------------------------
4p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

ESSEX

In selecting securities, Essex identifies companies for purchase and places them on a "follow list." The follow list may contain between 100-150 companies at any one time. During the pre-screening phase, Essex conducts fundamental analysis in order to identify growth factors, determine if they are sustainable, and evaluate whether current and future growth catalysts are factored into the current stock price. The catalysts giving rise to improving situations include:


o     corporate restructuring;

o     industry consolidation;

o     improving industry outlook;

o     market share gains; and


o     new products.

Essex may consider selling a security if there is:


o     deterioration of company specific fundamentals;

o     anticipated earnings disappointment/deceleration;

o     anticipated loss of proprietary position;

o     over valued relative to our growth projections; or


o     better relative investment opportunity.

MDTA

MDTA uses a proprietary quantitative approach based on a bottom-up process to stock selection. Companies are scored using six variables that allow the model to assess profit trends, company valuations, and risk. The six stock selection variables are:

o earnings estimate momentum (a measure of the trend in analyst expectations),


o     long-term growth rate;

o     earnings risk;

o     earnings to price;

o     tangible book to price; and


o     share buyback/issuance.

MDTA's proprietary approach determines the best portfolio by maximizing the overall stock selection score subject to diversification constraints. The model then generates trades that represent the difference between the best portfolio and the current portfolio. Stock selection scores take account of trading costs. Trades are generated only to the extent they are expected to be profitable on an after-trading cost basis.

MDTA's quantitative process also drives sell discipline. Those companies that provide more potential return, after considering the cost to trade and diversification constraints, will replace existing portfolio holdings.

--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 5p
--------------------------------------------------------------------------------

PRINCIPAL RISKS


This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:


o how the Fund's performance has varied for each full calendar year shown on the bar chart; and


o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


--------------------------------------------------------------------------------
6p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


o     the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------

                           CLASS A SHARE PERFORMANCE
                            (based on calendar years)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                      -36.31%   +44.33%    +4.39%    +4.99%
                        2002      2003      2004     2005


During the periods shown in the bar chart, the highest return for a calendar quarter was +23.57% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.37% (quarter ended Sept. 30, 2002).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2006 was +14.83%.



--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 7p
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
--------------------------------------------------------------------------------


                                                                                              SINCE
                                                                                   1 YEAR    INCEPTION
------------------------------------------------------------------------------------------------------
RiverSource Small Cap Growth:
------------------------------------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------------------------------------

     Return before taxes                                                           -1.05%    -2.58%(a)
------------------------------------------------------------------------------------------------------
     Return after taxes on distributions                                           -1.13%    -2.60%(a)
------------------------------------------------------------------------------------------------------
     Return after taxes on distributions and sale of fund shares                   -0.57%    -2.18%(a)

------------------------------------------------------------------------------------------------------
  Class B
------------------------------------------------------------------------------------------------------

     Return before taxes                                                           -0.76%    -2.58%(a)

------------------------------------------------------------------------------------------------------
  Class C
------------------------------------------------------------------------------------------------------

     Return before taxes                                                           +3.00%    -2.18%(a)

------------------------------------------------------------------------------------------------------
  Class Y
------------------------------------------------------------------------------------------------------

     Return before taxes                                                           +5.19%    -1.27%(a)
------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses or taxes)   +4.15%    +0.72%(b)
------------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Index                                                +5.34%    +0.66%(b)

------------------------------------------------------------------------------------------------------

(a)   Inception date is Jan. 24, 2001.

(b)   Measurement period started Feb. 1, 2001.


The Russell 2000(R) Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


--------------------------------------------------------------------------------
8p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                         CLASS A     CLASS B  CLASS C  CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        5.75%(a)    none     none     none
------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)    none           5%       1%    none

------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:              CLASS A     CLASS B  CLASS C  CLASS Y
------------------------------------------------------------------------------------------------

Management fees(b)                                        0.85%       0.85%    0.85%    0.85%
------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                 0.25%       1.00%    1.00%    0.00%
------------------------------------------------------------------------------------------------
Other expenses(c)                                         0.63%       0.65%    0.65%    0.68%
------------------------------------------------------------------------------------------------
Total                                                     1.73%       2.50%    2.50%    1.53%
------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                          0.19%       0.19%    0.19%    0.16%
------------------------------------------------------------------------------------------------
Net expenses(d)                                           1.54%       2.31%    2.31%    1.37%

------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."


(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.61% for Class A; 2.38% for Class B; 2.38% for Class C and 1.44% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 9p
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------

Class A(a)                         $723      $1,071      $1,444      $2,489
--------------------------------------------------------------------------------
Class B                            $734(b)   $1,161(b)   $1,514(b)   $2,636(c)
--------------------------------------------------------------------------------
Class C                            $334(b)   $  761      $1,314      $2,826
--------------------------------------------------------------------------------
Class Y                            $139      $  468      $  820      $1,815

--------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.

(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                 1 YEAR     3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------

Class A(a)                        $723      $1,071      $1,444      $2,489
--------------------------------------------------------------------------------
Class B                           $234      $  761      $1,314      $2,636(b)
--------------------------------------------------------------------------------
Class C                           $234      $  761      $1,314      $2,826
--------------------------------------------------------------------------------
Class Y                           $139      $  468      $  820      $1,815

--------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.



--------------------------------------------------------------------------------
10p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 11p
--------------------------------------------------------------------------------

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.85% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.


RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each subadviser and may change these proportions at any time.

The Subadvisers manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

UBS

UBS, which has served as subadviser to the Fund since August 2003, is located at One North Wacker Drive, Chicago, Illinois. UBS, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to UBS are:


o Paul A. Graham, Jr., CFA, Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. Mr. Graham is responsible for overseeing and managing the U.S. small capitalization growth portfolios. Mr. Graham has held portfolio management responsibilities with the firm since August 1994. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management.


o David N. Wabnik, Executive Director, Co-Head of U.S. Small Cap Growth Equity. Mr. Wabnik is responsible for overseeing and managing the U.S. small capitalization growth portfolios. Mr. Wabnik has been a portfolio manager with the firm since 1995. He served as a small cap portfolio manager/senior research analyst with Value Line Asset Management for four years prior to joining the firm. He also served as a tax accountant and financial advisor at Morgan Stanley & Co.

--------------------------------------------------------------------------------
12p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

TURNER

Turner, which has served as subadviser to the Fund since August 2003, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Turner are:


o William C. McVail, CFA, Senior Portfolio Manager. Mr. McVail joined Turner Investment Partners in 1998. Mr. McVail is lead manager of Turner Small Cap Growth Fund. Prior to 1998, he was Portfolio Manager at PNC Equity Advisors. He received a Bachelor's degree from Vassar College in Economics and Psychology. He has 19 years of investment experience

o Christopher K. McHugh, Senior Portfolio Manager. Mr. McHugh joined Turner Investment Partners in 1990. Mr. McHugh is co-manager of the Turner Small Cap Growth Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He received a BS degree from Philadelphia University in Accounting and an MBA in Finance from St. Joseph's University. He has 20 years of investment experience.


o Frank L. Sustersic, CFA, Senior Portfolio Manager. Mr. Sustersic joined Turner Investment Partners in 1994. Mr. Sustersic is co-manager of the Turner Small Cap Growth Fund. Prior to 1994, he was an investment officer/fund manager with First Fidelity Bank Corporation. He received a BS degree from the University of Pennsylvania in Economics. He has 15 years investment experience.


o Jason D. Schrotberger, CFA, Portfolio Manager. Mr. Schrotberger joined Turner Investment Partners in 2001. Mr. Schrotberger is co-manager of the Turner Small Cap Growth Fund. Prior to 2001, he was an investment analyst with BlackRock Financial Management. He received a BA degree from Denison University in Economics, and an MBA in Finance from the University of Illinois. He has 12 years of investment experience.


ESSEX

Essex, which has served as subadviser to the Fund since September 2005, is located at 125 High Street, 29th Floor, Boston, Massachusetts. Essex, subject to the supervision RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio manager responsible for the day-to-day management of the portion of the Fund allocated to Essex is:


o Nancy B. Prial, CFA, Senior Principal and Portfolio Manager. Ms. Prial is responsible for the day-to-day management of the Fund, conducting bottom-up research on stocks and directing the research efforts of four analysts. Ms. Prial became a Principal of Essex in January 2005, when Essex acquired Burridge Growth Partners. Ms. Prial had previously been at Burridge Growth Partners since March 1998 as Senior Vice President and Chief Investment Officer. Previously, Ms. Prial spent four years with the Twentieth Century division of American Century Investors and before that, she spent ten years with Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University in 1980 with a Bachelor of Science in electrical engineering and a Bachelor of Arts degree in mathematics. She earned her M.B.A. from Harvard Business School in 1984.


--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS -- 13p
--------------------------------------------------------------------------------

MDTA

MDTA, which has served as subadviser to the Fund since September 2005, is located at 125 Cambridge Park Drive, Cambridge, Massachusetts. MDTA, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to MDTA are:

o David Goldsmith, Ph.D., Chief Investment Officer, MDT Advisers in 1990 and has been responsible for the development of the Optimum Q Investment Process. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received his A.B., Summa Cum Laude, Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D., economics, Concentration in Finance from Harvard University.

Other members of the investment team include:


o     Frederick L. Konopka, CFA, Senior Associate

o     Sarah A. Stahl, Senior Associate

o     Stephen R. Griscom, Associate

o     Daniel J. Mahr, CFA, Associate

o     Douglas K. Thunen, Senior Analyst

o     Brian M. Greenberg, Analyst

o     David N. Esch, Ph.D., Analyst


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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14p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A

----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                       2006        2005     2004     2003        2002
Net asset value, beginning of period                               $4.19       $4.38    $2.80    $4.43       $4.13
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        (.06)       (.06)    (.04)    (.04)       (.03)
Net gains (losses) (both realized and unrealized)                   1.32        (.13)    1.62    (1.59)        .33
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.26        (.19)    1.58    (1.63)        .30
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                   (.03)         --       --       --          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.42       $4.19    $4.38    $2.80       $4.43
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $149        $153     $208     $118        $152
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                    1.68%(c)    1.63%    1.64%    1.55%(c)    1.53%(c)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets  (1.20%)     (1.29%)  (1.18%)  (1.23%)     (1.02%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            152%        153%     224%     175%        153%
----------------------------------------------------------------------------------------------------------------------
Total return(d)                                                    30.06%      (4.34%)  56.43%   (36.79%)     7.29%
----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.73%, 1.79% and 1.89% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 15p
--------------------------------------------------------------------------------

Class B

----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                       2006        2005     2004     2003        2002
Net asset value, beginning of period                               $4.06       $4.28    $2.76    $4.39       $4.12
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        (.09)       (.10)    (.07)    (.06)       (.04)
Net gains (losses) (both realized and unrealized)                   1.27        (.12)    1.59    (1.57)        .31
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.18        (.22)    1.52    (1.63)        .27
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                   (.03)         --       --       --          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.21       $4.06    $4.28    $2.76       $4.39
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $63         $71     $102      $58         $71
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                    2.45%(c)    2.40%    2.40%    2.31%(c)    2.31%(c)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets  (1.97%)     (2.06%)  (1.94%)  (1.99%)     (1.81%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            152%        153%     224%     175%        153%
----------------------------------------------------------------------------------------------------------------------
Total return(d)                                                    29.05%      (5.14%)  55.07%   (37.13%)     6.55%
----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.50%, 2.55% and 2.65% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.

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                   RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 16p
--------------------------------------------------------------------------------

CLASS C

----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                       2006        2005     2004     2003        2002
Net asset value, beginning of period                               $4.06       $4.28    $2.76    $4.39       $4.12
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        (.09)       (.10)    (.07)    (.06)       (.04)
Net gains (losses) (both realized and unrealized)                   1.27        (.12)    1.59    (1.57)        .31
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.18        (.22)    1.52    (1.63)        .27
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                   (.03)         --       --       --          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.21       $4.06    $4.28    $2.76       $4.39
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $6          $6       $9       $5          $5
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                    2.45%(c)    2.40%    2.40%    2.31%(c)    2.31%(c)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets  (1.96%)     (2.06%)  (1.94%)  (1.99%)     (1.81%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            152%        153%     224%     175%        153%
----------------------------------------------------------------------------------------------------------------------
Total return(d)                                                    29.05%      (5.14%)  55.07%   (37.13%)     6.55%
----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.50%, 2.55% and 2.65% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.

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                   RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS --- 17p
--------------------------------------------------------------------------------

CLASS Y

----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                       2006        2005     2004     2003        2002
Net asset value, beginning of period                               $4.22       $4.40    $2.81    $4.43       $4.13
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        (.05)       (.05)    (.04)    (.03)       (.02)
Net gains (losses) (both realized and unrealized)                   1.32        (.13)    1.63    (1.59)        .32
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.27        (.18)    1.59    (1.62)        .30
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                   (.03)         --       --       --          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.46       $4.22    $4.40    $2.81       $4.43
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $  --       $  --    $  --    $  --       $  --
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                    1.48%(c)    1.44%    1.45%    1.37%(c)    1.35%(c)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets  (1.03%)     (1.11%)   (.97%)  (1.06%)      (.98%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            152%        153%     224%     175%        153%
----------------------------------------------------------------------------------------------------------------------
Total return(d)                                                    30.08%      (4.09%)  56.58%   (36.57%)     7.32%
----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.53%, 1.61% and 1.71% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.



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18p --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 PROSPECTUS
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BUYING AND SELLING SHARES

The RiverSource funds are available through certain 401(k) or other qualified and nonqualified plans, banks, broker-dealers or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES: INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS SUMMARY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                        CLASS A               CLASS B              CLASS C(a)            CLASS Y(b)
-------------------------------------------------------------------------------------------------------------
AVAILABILITY            Available to all      Available to all     Available to all      Limited to
                        investors.            investors.           investors.            qualifying
                                                                                         institutional
                                                                                         investors.
-------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Yes. Payable at       No. Entire           No. Entire purchase   No. Entire
                        time of purchase.     purchase price is    price is invested     purchase price is
                        Lower sales charge    invested in shares   in shares of the      invested in shares
                        for larger            of the fund.         fund.                 of the fund.
                        investments.
-------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED     No.                   Maximum 5% CDSC      1% CDSC may apply     No.
SALES CHARGE (CDSC)                           during the first     if you sell shares
                                              year decreasing to   within one year
                                              0% after six years.  after purchase.
-------------------------------------------------------------------------------------------------------------
12b-1 FEE OR            Yes.   0.25%          Yes.   1.00%         Yes.   1.00%          Yes.   0.10%
SHAREHOLDER SERVICE
FEE(c)
-------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A  N/A                   Yes.(d)              No.                   No.
-------------------------------------------------------------------------------------------------------------

(a)   RiverSource Small Company Index Fund does not offer Class C shares.

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing plan not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.


--------------------------------------------------------------------------------
S-6400-4                                                                      S1
--------------------------------------------------------------------------------

The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


--------------------------------------------------------------------------------
S.2
--------------------------------------------------------------------------------

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.

BUYING SHARES: Sales Charges

Class A -- initial sales charge alternative

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                              AS A % OF              AS A % OF           MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE         PURCHASE PRICE**      NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
-----------------------------------------------------------------------------------------------
Up to $49,999                   5.75%                   6.10%                   5.00%
-----------------------------------------------------------------------------------------------
$50,000 - $99,999               4.75                    4.99                    4.00
-----------------------------------------------------------------------------------------------
$100,000 - $249,999             3.50                    3.63                    3.00
-----------------------------------------------------------------------------------------------
$250,000 - $499,999             2.50                    2.56                    2.15
-----------------------------------------------------------------------------------------------
$500,000 - $999,999             2.00                    2.04                    1.75
-----------------------------------------------------------------------------------------------
$1,000,000 or more              0.00                    0.00                    0.00***
-----------------------------------------------------------------------------------------------

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **   Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution. For a sale with a total market value of $1,000,000 to $3,000,000, the distributor may pay a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.


--------------------------------------------------------------------------------
S.3
--------------------------------------------------------------------------------

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o     Your current investment in a fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o     Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o     Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o     Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.


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S.4
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Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.


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                                                                             S.5
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o     purchases made:

      o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

      o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

      o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

      o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

You also may view this information about sales charges and breakpoints free of charge on the RiverSource funds website. Go to www.riversource.com/roa.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                 THE CDSC PERCENTAGE RATE IS:*
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First year                                                     5%
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Second year                                                    4%
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Third year                                                     4%
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Fourth year                                                    3%
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Fifth year                                                     2%
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Sixth year                                                     1%
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Seventh or eighth year                                         0%
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* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.


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Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3(1)/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o     in the event of the shareholder's death;

o     held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

      o     at least 59(1)/2 years old AND

      o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

      o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


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                                                                             S.7
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BUYING SHARES: OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

BUYING SHARES

You can establish an account by having your financial institution process your purchase. The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.


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MINIMUM INVESTMENT AND ACCOUNT BALANCE

                             FOR ALL FUNDS
                             AND ACCOUNTS
                             EXCEPT THOSE
                             LISTED TO THE    RIVERSOURCE DISCIPLINED
                             RIGHT            SMALL CAP VALUE FUND            TAX QUALIFIED ACCOUNTS
------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT           $2,000           $5,000                          $1,000
------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS       $100             $100                            $100
------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*             $300             $2,500                          None
------------------------------------------------------------------------------------------------------

* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
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MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                             FOR ALL FUNDS
                             AND ACCOUNTS
                             EXCEPT THOSE
                             LISTED TO THE    RIVERSOURCE DISCIPLINED
                             RIGHT            SMALL CAP VALUE FUND            TAX QUALIFIED ACCOUNTS
------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT           $100             $5,000                          $100
------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS       $100             $100                            $50
------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**            None             $2,500                          None
------------------------------------------------------------------------------------------------------

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts).

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.


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S.8
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EXCHANGING OR SELLING SHARES

You can sell or exchange shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different exchange policies and sale procedures.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

You may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.


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                                                                             S.9
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o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o     Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o     Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or redemption.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the redemption proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the redemption proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


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VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Buying Shares" and "Exchanging/Selling Shares," or contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.


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                                                                            S.11
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DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


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S.12
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Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


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                                                                            S.13
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Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc. (expected to be operational mid-2006) 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


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S.14
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PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund under distribution or shareholder servicing plans, or paid by the fund under its transfer agency and administrative services agreements for shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.


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                                                                            S.15
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ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3956


TICKER SYMBOL

Class A: AXSCX    Class B: ASGBX
Class C: APRCX    Class I: --
Class Y: --

RIVERSOURCE [LOGO](SM)
      INVESTMENTS


                                                             S-6301-99 J (5/06)

                       RIVERSOURCESM SMALL CAP GROWTH FUND


                    SUPPLEMENT TO THE MAY 30, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The table is supplemented as follows:

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
--------------------------------------------------------------------------------

                                                                                       1 YEAR    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
Class I
-----------------------------------------------------------------------------------------------------------------
   Return before taxes                                                                  +5.39%       +3.41%(a)
-----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses or taxes)        +4.15%       +7.04%(b)
-----------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Index                                                     +5.34%       +6.33%(b)
-----------------------------------------------------------------------------------------------------------------

(a) Inception date is March 4, 2004.

(b) Measurement period started March 1, 2004.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              none
-----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS I

Management fees(a)                                                                                                0.85%
-----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.00%
-----------------------------------------------------------------------------------------------------------------------
Other expenses(b)                                                                                                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Total(c)                                                                                                          1.15%
-----------------------------------------------------------------------------------------------------------------------

(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2007, unless terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.26% for Class I.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                   1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------

Class I             $117             $366              $634            $1,402

--------------------------------------------------------------------------------

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares. The following eligible investors may purchase Class I shares:

o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.


o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.


In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


CLASS I
--------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                           2006             2005          2004(b)
Net asset value, beginning of period                                    $4.23            $4.40         $4.52
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             (.03)            (.05)         (.03)
Net gains (losses) (both realized and unrealized)                        1.34             (.12)         (.09)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.31             (.17)         (.12)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                        (.03)              --            --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $5.51            $4.23         $4.40
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $19               $6            $1
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         1.13%(d)         1.07%         1.18%(d),(e)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        (.69%)           (.72%)        (.49%)(e)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 152%             153%          224%
--------------------------------------------------------------------------------------------------------------------
Total return(f)                                                         30.96%           (3.86%)       (2.65%)(g)
--------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.15% and 1.56% for the periods ended March 31, 2006 and 2004, respectively.

(e)   Adjusted to an annual basis

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


                                                              S-6301-79 J (5/06)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 30, 2006



RIVERSOURCE(SM) BOND SERIES, INC.                               RIVERSOURCE MANAGERS SERIES, INC.
    RiverSource Core Bond Fund                                   RiverSource Aggressive Growth Fund
    RiverSource Floating Rate Fund                               RiverSource Fundamental Growth Fund
    RiverSource Income Opportunities Fund                        RiverSource Fundamental Value Fund
    RiverSource Inflation Protected Securities Fund              RiverSource Select Value Fund
    RiverSource Limited Duration Bond Fund                       RiverSource Small Cap Equity Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST                          RiverSource Small Cap Value Fund
    RiverSource California Tax-Exempt Fund                       RiverSource Value Fund
RIVERSOURCE DIMENSIONS SERIES, INC.                             RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
    RiverSource Disciplined Small and Mid Cap Equity Fund        RiverSource Portfolio Builder Aggressive Fund
    RiverSource Disciplined Small Cap Value Fund                 RiverSource Portfolio Builder Conservative Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.                      RiverSource Portfolio Builder Moderate Aggressive Fund
    RiverSource Diversified Bond Fund                            RiverSource Portfolio Builder Moderate Conservative Fund
RIVERSOURCE EQUITY SERIES, INC.                                  RiverSource Portfolio Builder Moderate Fund
    RiverSource Mid Cap Growth Fund                              RiverSource Portfolio Builder Total Equity Fund
RIVERSOURCE GLOBAL SERIES, INC.                                  RiverSource S&P 500 Index Fund
    RiverSource Emerging Markets Bond Fund                       RiverSource Small Company Index Fund
    RiverSource Emerging Markets Fund                           RIVERSOURCE MONEY MARKET SERIES, INC.
    RiverSource Global Bond Fund                                 RiverSource Cash Management Fund
    RiverSource Global Equity Fund                              RIVERSOURCE RETIREMENT SERIES TRUST
    RiverSource Global Technology Fund                           RiverSource Retirement Plus(SM) 2010 Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.                       RiverSource Retirement Plus 2015 Fund
    RiverSource Short Duration U.S. Government Fund              RiverSource Retirement Plus 2020 Fund
    RiverSource U.S. Government Mortgage Fund                    RiverSource Retirement Plus 2025 Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.                       RiverSource Retirement Plus 2030 Fund
    RiverSource High Yield Bond Fund                             RiverSource Retirement Plus 2035 Fund
RIVERSOURCE INCOME SERIES, INC.                                  RiverSource Retirement Plus 2040 Fund
    RiverSource Income Builder Basic Income Fund                 RiverSource Retirement Plus 2045 Fund
    RiverSource Income Builder Enhanced Income Fund             RIVERSOURCE SECTOR SERIES, INC.
    RiverSource Income Builder Moderate Income Fund              RiverSource Dividend Opportunity Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.                  RiverSource Real Estate Fund
    RiverSource International Aggressive Fund Growth Fund       RIVERSOURCE SELECTED SERIES, INC.
    RiverSource International Equity Fund                        RiverSource Precious Metals Fund
    RiverSource International Select Value Fund                 RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
    RiverSource International Small Cap Fund                     RiverSource Massachusetts Tax-Exempt Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.                           RiverSource Michigan Tax-Exempt Fund
    RiverSource Disciplined International Equity Fund            RiverSource Minnesota Tax-Exempt Fund
    RiverSource European Equity Fund                             RiverSource New York Tax-Exempt Fund
    RiverSource International Opportunity Fund                   RiverSource Ohio Tax-Exempt Fund
RIVERSOURCE INVESTMENT SERIES, INC.                             RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
    RiverSource Balanced Fund                                    RiverSource Strategic Allocation Fund
    RiverSource Diversified Equity Income Fund                  RIVERSOURCE STRATEGY SERIES, INC.
    RiverSource Mid Cap Value Fund                               RiverSource Equity Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.                               RiverSource Small Cap Advantage Fund
    RiverSource Disciplined Equity Fund                          RiverSource Small Cap Growth Fund
    RiverSource Growth Fund                                     RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
    RiverSource Large Cap Equity Fund                            RiverSource Tax-Exempt High Income Fund
    RiverSource Large Cap Value Fund                            RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
                                                                 RiverSource Tax-Exempt Money Market Fund
                                                                RIVERSOURCE TAX-EXEMPT SERIES, INC.
                                                                 RiverSource Intermediate Tax-Exempt Fund
                                                                 RiverSource Tax-Exempt Bond Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit www.riversource.com/funds.

Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.


TABLE OF CONTENTS

Mutual Fund Checklist ..........................................................p. 4
Fundamental and Nonfundamental Investment Policies..............................p. 7

Investment Strategies and Types of Investments ................................p. 17
Information Regarding Risks and Investment Strategies .........................p. 19

Securities Transactions .......................................................p. 45

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager ..p. 58
Valuing Fund Shares ...........................................................p. 62
Portfolio Holdings Disclosure .................................................p. 70
Proxy Voting ..................................................................p. 71
Investing in a Fund ...........................................................p. 73
Selling Shares ................................................................p. 78
Pay-out Plans .................................................................p. 79
Capital Loss Carryover.........................................................p. 80
Taxes .........................................................................p. 83
Agreements.....................................................................p. 87
Organizational Information ...................................................p. 156
Board Members and Officers ...................................................p. 160
Control Persons and Principal Holders of Securities...........................p. 171
Independent Registered Public Accounting Firm.................................p. 181
Appendix A: Description of Ratings............................................p. 182
Appendix B: State Risk Factors................................................p. 188
Appendix C: Additional Information about the S&P 500 Index....................p. 189

Statement of Additional Information - May 30, 2006                        Page 2

LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories...........................5
2.   Fundamental Policies......................................................7
3.   Nonfundamental Policies..................................................11

4.   Investment Strategies and Types of Investments...........................17

5.   Total Brokerage Commissions..............................................47
6.   Brokerage Directed for Research and Turnover Rates.......................49

7.   Securities of Regular Brokers or Dealers.................................52
8.   Brokerage Commissions Paid to Investment Manager or Affiliates...........59
9.   Valuing Fund Shares......................................................62
10.  Class A Sales Charge.....................................................73
11.  Public Offering Price....................................................74
12.  Capital Loss Carryover...................................................80
13.  Corporate Deduction and Qualified Dividend Income........................84
14.  Investment Management Services Agreement Fee Schedule....................87
15.  Lipper Indexes...........................................................95
16.  Performance Incentive Adjustment Calculation.............................96
17.  Management Fees and Nonadvisory Expenses.................................97
18.  Subadvisers and Subadvisory Agreement Fee Schedules.....................102
19.  Subadvisory Fees........................................................105
20.  Portfolio Managers......................................................107
21.  Administrative Services Agreement Fee Schedule..........................146
22.  Administrative Fees.....................................................148
23.  Sales Charges Paid to Distributor.......................................151
24.  12b-1 Fees..............................................................154
25.  Fund History Table for All Publicly Offered RiverSource Funds...........157
26.  Board Members...........................................................160
27.  Fund Officers...........................................................161
28.  Committee Meetings......................................................162
29.  Board Member Holdings - All Funds.......................................163
30.  Board Member Holdings - Individual Funds................................163
31.  Board Member Compensation - All Funds...................................166
32.  Board Member Compensation - Individual Funds............................167
33.  Control Persons and Principal Holders of Securities.....................171


Statement of Additional Information - May 30, 2006                        Page 3

MUTUAL FUND CHECKLIST

      o Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      o Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      o     A higher rate of return typically involves a higher risk of loss.

      o     Past performance is not a reliable indicator of future performance.

      o     ALL mutual funds have costs that lower investment return.

      o You can buy some mutual funds by contacting them directly. Others, like these, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      o Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

DEVELOP A FINANCIAL PLAN


Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your financial advisor at least once a year or more frequently if your circumstances change.


DOLLAR-COST AVERAGING

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

REGULAR                          MARKET PRICE                         SHARES
INVESTMENT                        OF A SHARE                         ACQUIRED
--------------------------------------------------------------------------------
   $100                            $ 6.00                              16.7
    100                              4.00                              25.0
    100                              4.00                              25.0
    100                              6.00                              16.7
    100                              5.00                              20.0
--------------------------------------------------------------------------------
   $500                            $25.00                             103.4

AVERAGE MARKET PRICE OF A SHARE OVER 5 PERIODS:    $5.00 ($25.00 DIVIDED BY 5)
THE AVERAGE PRICE YOU PAID FOR EACH SHARE:         $4.84 ($500 DIVIDED BY 103.4)

DIVERSIFY

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

UNDERSTAND YOUR INVESTMENT

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.


Statement of Additional Information - May 30, 2006                        Page 4

                               TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES
----------------------------------------------------------------------------------------------------------------

                  FUND                      FISCAL YEAR END    PROSPECTUS DATE       FUND INVESTMENT CATEGORY
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                          May 31             July 29, 2005**     Equity
----------------------------------------------------------------------------------------------------------------
Balanced                                   September 30       Nov. 29, 2005       Balanced
----------------------------------------------------------------------------------------------------------------
California Tax-Exempt                      August 31          Oct. 3, 2005        State tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
Cash Management                            July 31            Oct. 3, 2005        Taxable money market
----------------------------------------------------------------------------------------------------------------
Core Bond                                  July 31            Oct. 3, 2005        Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Disciplined Equity                         July 31            Oct. 3, 2005        Equity
----------------------------------------------------------------------------------------------------------------
Disciplined International Equity*          October 31         April 24, 2006      Equity
----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity*      July 31            April 24, 2006      Equity
----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value*               July 31            Feb. 6, 2006        Equity
----------------------------------------------------------------------------------------------------------------
Diversified Bond                           August 31          Oct. 28, 2005       Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                  September 30       Nov. 29, 2005       Equity
----------------------------------------------------------------------------------------------------------------
Dividend Opportunity                       June 30            Oct. 3, 2005        Equity
----------------------------------------------------------------------------------------------------------------
Emerging Markets                           October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond*                     October 31         Feb. 6, 2006        Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Equity Value                               March 31           May 30, 2006        Equity
----------------------------------------------------------------------------------------------------------------
European Equity                            October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
Floating Rate*                             July 31            Feb. 6, 2006        Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Fundamental Growth                         May 31             July 29, 2005**     Equity
----------------------------------------------------------------------------------------------------------------
Fundamental Value                          May 31             July 29, 2005**     Equity
----------------------------------------------------------------------------------------------------------------
Global Bond                                October 31         Dec. 30, 2005       Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Global Equity                              October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
Global Technology                          October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
Growth                                     July 31            Oct. 3, 2005        Equity
----------------------------------------------------------------------------------------------------------------
High Yield Bond                            May 31             July 29, 2005**     Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income*               May 31             Feb. 6, 2006        Funds-of-funds - fixed income
----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*            May 31             Feb. 6, 2006        Funds-of-funds - fixed income
----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income*            May 31             Feb. 6, 2006        Funds-of-funds - fixed income
----------------------------------------------------------------------------------------------------------------
Income Opportunities                       July 31            Oct. 3, 2005        Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities             July 31            Oct. 3, 2005        Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                    November 30        Jan. 27, 2006       Tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
International Aggressive Growth            October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
International Equity                       October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
International Opportunity                  October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
International Select Value                 October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
International Small Cap                    October 31         Dec. 30, 2005       Equity
----------------------------------------------------------------------------------------------------------------
Large Cap Equity                           July 31            Oct. 3, 2005        Equity
----------------------------------------------------------------------------------------------------------------
Large Cap Value                            July 31            Oct. 3, 2005        Equity
----------------------------------------------------------------------------------------------------------------
Limited Duration Bond                      July 31            Oct. 3, 2005        Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                   August 31          Oct. 3, 2005        State tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                        August 31          Oct. 3, 2005        State tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                             November 30        Jan. 27, 2006       Equity
----------------------------------------------------------------------------------------------------------------
Mid Cap Value                              September 30       Nov. 29, 2005       Equity
----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                       August 31          Oct. 3, 2005        State tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                        Page 5

----------------------------------------------------------------------------------------------------------------

                  FUND                      FISCAL YEAR END    PROSPECTUS DATE       FUND INVESTMENT CATEGORY
----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                        August 31          Oct. 3, 2005        State tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                            August 31          Oct. 3, 2005        State tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive               January 31         March 31, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative             January 31         March 31, 2006      Funds-of-funds - fixed income
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                 January 31         March 31, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive      January 31         March 31, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative    January 31         March 31, 2006      Funds-of-funds - fixed income
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity             January 31         March 31, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Precious Metals                            March 31           May 30, 2006        Equity
----------------------------------------------------------------------------------------------------------------
Real Estate                                June 30            Oct. 3, 2005        Equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*                      April 30           April 26, 2006      Funds-of-funds - equity
----------------------------------------------------------------------------------------------------------------
S&P 500 Index                              January 31         March 31, 2006      Equity
----------------------------------------------------------------------------------------------------------------
Select Value                               May 31             July 29, 2005**     Equity
----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government             May 31             July 29, 2005**     Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                        March 31           May 30, 2006        Equity
----------------------------------------------------------------------------------------------------------------
Small Cap Equity                           May 31             July 29, 2005**     Equity
----------------------------------------------------------------------------------------------------------------
Small Cap Growth                           March 31           May 30, 2006        Equity
----------------------------------------------------------------------------------------------------------------
Small Cap Value                            May 31             July 29, 2005**     Equity
----------------------------------------------------------------------------------------------------------------
Small Company Index                        January 31         March 31, 2006      Equity
----------------------------------------------------------------------------------------------------------------
Strategic Allocation                       September 30       Nov. 29, 2005       Balanced
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                            November 30        Jan. 27, 2006       Tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                     November 30        Jan. 27, 2006       Tax-exempt fixed income
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                    December 31        March 1, 2006       Tax-exempt money market
----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                   May 31             July 29, 2005**     Taxable fixed income
----------------------------------------------------------------------------------------------------------------
Value                                      May 31             July 29, 2005**     Equity
-----------------------------------------------------------------------------------------------------------------

 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

**    Amended as of Oct. 3, 2005


FUNDS-OF-FUNDS

Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.



Statement of Additional Information - May 30, 2006                        Page 6

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33(1)/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33(1)/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.


ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

      o     Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                                                   TABLE 2. FUNDAMENTAL POLICIES
The fund will not:
---------------------------------------------------------------------------------------------------------------------------
                                 A           B            C            D               E               F            G
                              BUY OR
                                SELL                    ISSUE    BUY MORE THAN    INVEST MORE   CONCENTRATE IN   INVEST
                                REAL    BUY OR SELL    SENIOR      10% OF AN     THAN 5% IN AN      ANY ONE     LESS THAN
            FUND               ESTATE   COMMODITIES  SECURITIES      ISSUER         ISSUER         INDUSTRY        80%
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Balanced                         A1          B1                        D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt            A1          B1                                                                     G1
--------------------------------------------------------------------------------------------------------------------------
Cash Management                  A3          A3                        D1             E1
--------------------------------------------------------------------------------------------------------------------------
Core Bond                        A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity               A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------

Disciplined                      A1          B4          C1            D1             E1              F1
International Equity
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and            A1          B4          C1            D1             E1              F1
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                        Page 7

---------------------------------------------------------------------------------------------------------------------------
                                 A           B            C            D               E               F            G
                              BUY OR
                                SELL                    ISSUE    BUY MORE THAN    INVEST MORE   CONCENTRATE IN   INVEST
                                REAL    BUY OR SELL    SENIOR      10% OF AN     THAN 5% IN AN      ANY ONE     LESS THAN
            FUND               ESTATE   COMMODITIES  SECURITIES      ISSUER         ISSUER         INDUSTRY        80%
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value      A1          B4          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------

Diversified Bond                 A1          B1                        D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income        A1          B1                        D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity             A1          B1                        D1             E1
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets                 A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond            A1          B4          C1                                           F5

--------------------------------------------------------------------------------------------------------------------------
Equity Value                     A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
European Equity                  A1          B1          C1                                           F1
--------------------------------------------------------------------------------------------------------------------------

Floating Rate                    A1          B4          C1            D1             E1              F6

--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth               A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                A1          B3          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Global Bond                      A1          B1          C1            D1                             F1
--------------------------------------------------------------------------------------------------------------------------
Global Equity                    A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Global Technology                A1          B1          C1
--------------------------------------------------------------------------------------------------------------------------
Growth                           A1          B1                        D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                  A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------

Income Builder                   A1          B4          C1                                           F2
Basic Income*
--------------------------------------------------------------------------------------------------------------------------
Income Builder                   A1          B4          C1                                           F2
Enhanced Income*
--------------------------------------------------------------------------------------------------------------------------
Income Builder                   A1          B4          C1                                           F2
Moderate Income*

--------------------------------------------------------------------------------------------------------------------------
Income Opportunities             A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected              A1          B1          C1                                           F1
Securities
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt          A1          B1                        D1             E1                          G3(i)
--------------------------------------------------------------------------------------------------------------------------
International                    A1          B3          C1            D1             E1              F1
Aggressive Growth
--------------------------------------------------------------------------------------------------------------------------
International Equity             A1          B3          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
International Opportunity        A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
International Select Value       A1          B3          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
International Small Cap          A1          B3          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                 A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  A1          B3          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond            A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt         A1          B1                                                                     G1
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt              A1          B1                                                                     G1
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   A1          B1                        D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt             A1          B1                                                                     G1
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt              A1          B1                                                                     G1
--------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                  A1          B1                                                                     G1
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                A1          B1          C1                                           F2
Aggressive*
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                A1          B1          C1                                           F2
Conservative*
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*      A1          B1          C1                                           F2
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                        Page 8

---------------------------------------------------------------------------------------------------------------------------
                                 A           B            C            D               E               F            G
                              BUY OR
                                SELL                    ISSUE    BUY MORE THAN    INVEST MORE   CONCENTRATE IN   INVEST
                                REAL    BUY OR SELL    SENIOR      10% OF AN     THAN 5% IN AN      ANY ONE     LESS THAN
            FUND               ESTATE   COMMODITIES  SECURITIES      ISSUER         ISSUER         INDUSTRY        80%
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                A1          B1          C1                                           F2
Moderate Aggressive*
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                A1          B1          C1                                           F2
Moderate Conservative*
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                A1          B1          C1                                           F2
Total Equity*
--------------------------------------------------------------------------------------------------------------------------
Precious Metals                  A1        B1(ii)        C1                                           F3
--------------------------------------------------------------------------------------------------------------------------
Real Estate                      A1          B1          C1
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*            A1          B4          C1                                           F2
--------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                    A1          B1          C1                                           F4
--------------------------------------------------------------------------------------------------------------------------
Select Value                     A1          B3          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Short Duration                   A1          B1          C1            D1             E1              F1
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage              A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                 A1          B3          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value                  A1          B3          C1                                           F1
--------------------------------------------------------------------------------------------------------------------------
Small Company Index              A1          B1                        D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation             A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                  A1          B1                        D1             E1                         G3(iii)
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income           A1          B1                        D1             E1                            G2
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market          A2          B2                        D1             E1                            G3
--------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage              A1          B1          C1            D1             E1              F1
--------------------------------------------------------------------------------------------------------------------------
Value                            A1          B3          C1            D1             E1              F1
---------------------------------------------------------------------------------------------------------------------------

   * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.

 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.

(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A.    BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

      A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.



Statement of Additional Information - May 30, 2006                        Page 9

B. BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 -  The fund will not invest in commodities or commodity contracts.

      B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


      B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


C. ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D. BUY MORE THAN 10% OF AN ISSUER

      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

E. INVEST MORE THAN 5% IN AN ISSUER


      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.


F. CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

      F3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

      F4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

      F6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.


Statement of Additional Information - May 30, 2006                       Page 10

G. INVEST LESS THAN 80%

      G1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

      G2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

      G3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

-----------------------------------------------------------------------------------------------------------------------------------
                            A           B            C          D         E           F            G          H             I
                         DEPOSIT     ILLIQUID                MARGIN,    MONEY     INVESTING                                TAX-
                           ON      SECURITIES;   INVESTMENT  SELLING    MARKET    TO CONTROL    FOREIGN      DEBT         EXEMPT
FUND                     FUTURES     BULLION     COMPANIES    SHORT   SECURITIES   OR MANAGE   SECURITIES  SECURITIES   SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth           A1          B2           C1      D6           E1          F1         G1-15%         H9
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                    A1          B2           C1      D3           E1          F1         G1-25%
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       A1          B4                   D5                                                 H16     I1, I4, I6
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management                         B1           C1      See                                                H15
                                                             Table 2
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond                   A1          B2           C1      D3           E1          F1         G1-15%
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          A1          B2           C1      D6           E1          F1         G1-20%         H6
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined                 A1          B2           C2      D8           E1          F1         G1-100%
International Equity
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       A1          B2           C2      D8           E1          F1         G1-20%         H6
Mid Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small           A1          B2           C2      D1           E1          F1         G1-20%         H6
Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond            A1          B2           C1      D6           E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                 A1          B2           C1      D3           E1          F1         G1-25%         H11
Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity        A1          B2           C1      D3           E1          F1         G1-25%         H4
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            A1          B2           C1      D1           E1          F1         G1-100%        H1, H7
-----------------------------------------------------------------------------------------------------------------------------------
Emerging                    A1          B2           C2      D1           E1          F1         G1-100%
Markets Bond
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value                A1          B2           C1      D3           E1          F1         G1-25%         H12,
                                                                                                                H14
-----------------------------------------------------------------------------------------------------------------------------------
European Equity             A1          B2                   D6                                  G1-100%
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate               A1          B2           C2      D1           E1          F1         G1-20%
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth          A1          B2           C1      D6           E1          F1         G1-15%         H7
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value           A1          B2           C1      D1           E1
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                 A1          B2           C1      D1           E1          F1         G1-100%        H14
-----------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------
                                J            K              L
                                            INVEST
                              EQUITY        WHILE        DIVERSIFI-
                            SECURITIES     BORROWING      CATION
---------------------------------------------------------------------
Aggressive Growth
---------------------------------------------------------------------
Balanced
---------------------------------------------------------------------
California Tax-Exempt
---------------------------------------------------------------------
Cash Management

---------------------------------------------------------------------
Core Bond
---------------------------------------------------------------------
Disciplined Equity
---------------------------------------------------------------------

Disciplined                                  K1
International Equity
---------------------------------------------------------------------
Disciplined Small and                        K1
Mid Cap Equity
---------------------------------------------------------------------

Disciplined Small                            K1
Cap Value
---------------------------------------------------------------------
Diversified Bond
---------------------------------------------------------------------
Diversified
Equity Income
---------------------------------------------------------------------
Dividend Opportunity
---------------------------------------------------------------------
Emerging Markets
---------------------------------------------------------------------
Emerging                                     K1
Markets Bond
---------------------------------------------------------------------
Equity Value

---------------------------------------------------------------------
European Equity                                             L1, L2
---------------------------------------------------------------------
Floating Rate                                K1
---------------------------------------------------------------------
Fundamental Growth
---------------------------------------------------------------------
Fundamental Value                            K1
---------------------------------------------------------------------
Global Bond
---------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 11

-----------------------------------------------------------------------------------------------------------------------------------
                            A           B            C          D         E           F            G          H             I
                         DEPOSIT     ILLIQUID                MARGIN,    MONEY     INVESTING                                TAX-
                           ON      SECURITIES;   INVESTMENT  SELLING    MARKET    TO CONTROL    FOREIGN      DEBT         EXEMPT
FUND                     FUTURES     BULLION     COMPANIES    SHORT   SECURITIES   OR MANAGE   SECURITIES  SECURITIES   SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------

Global Equity               A1          B2           C1         D1        E1          F1         G1-100%      H1, H6
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology           A1          B2           C1         D1        E1          F1         G1-100%      H1, H6
-----------------------------------------------------------------------------------------------------------------------------------
Growth                      A1          B2           C1         D6        E1          F1         G1-25%       H4
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             A1          B2           C1         D5        E1          F1         G1-25%
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder              A1          B2                      D1        E1          F1
Basic Income*
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder              A1          B2                      D1        E1          F1
Enhanced Income*
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder              A1          B2                      D1        E1          F1
Moderate Income*
-----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities        A1          B2           C1         D3        E1          F1         G1-25%
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected         A1          B2           C1         D3                               G1-15%
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate                A1          B4           J2         D2                                            H10       I2, I3,
Tax-Exempt                                                                                                              I5, I6
-----------------------------------------------------------------------------------------------------------------------------------
International               A1          B2           C1         D1        E1                     G1-100%
Aggressive Growth
-----------------------------------------------------------------------------------------------------------------------------------
International Equity        A1          B2           C1         D1        E1                     G1-100%
-----------------------------------------------------------------------------------------------------------------------------------
International               A1          B2           C1         D1        E1          F1         G3-100%
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
International               A1          B2           C1         D1        E1                     G1-100%
Select Value
-----------------------------------------------------------------------------------------------------------------------------------
International               A1          B2           C1         D1        E1                     G1-100%
Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            A1          B2           C1         D6        E1          F1         G1-20%       H6
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             A1          B2           C1         D1        E1          F1         G1-20%       H7
-----------------------------------------------------------------------------------------------------------------------------------
Limited                     A1          B2           C1         D3        E1          F1         G1-15%
Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts               A1          B4                      D5                                            H16       I1, I4, I6
Tax-Exempt
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt         A1          B4                      D5                                            H16       I1, I4, I6
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              A1          B2           C1         D1        E1          F1         G1-15%       H5
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               A1          B2           C1         D3        E1          F1         G1-25%       H8
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota                   A1          B4                      D5                                            H16       I1, I4, I6
Tax-Exempt
-----------------------------------------------------------------------------------------------------------------------------------
New York                    A1          B4                      D5                                            H16       I1, I4, I6
Tax-Exempt
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt             A1          B4                      D5                                            H16       I1, I4, I6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1          B2                      D6
Aggressive*
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1          B2                      D6
Conservative*
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1          B2                      D6
Moderate *
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1          B2                      D6
Moderate Aggressive*
-----------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------
                                J            K              L
                                            INVEST
                              EQUITY        WHILE        DIVERSIFI-
                            SECURITIES     BORROWING      CATION
---------------------------------------------------------------------
Global Equity
---------------------------------------------------------------------
Global Technology
---------------------------------------------------------------------
Growth
---------------------------------------------------------------------
High Yield Bond                 J1
---------------------------------------------------------------------
Income Builder                              K1
Basic Income*
---------------------------------------------------------------------
Income Builder                              K1
Enhanced Income*
---------------------------------------------------------------------
Income Builder                              K1
Moderate Income*
---------------------------------------------------------------------
Income Opportunities
---------------------------------------------------------------------
Inflation Protected
Securities
---------------------------------------------------------------------
Intermediate                    J2
Tax-Exempt
---------------------------------------------------------------------
International
Aggressive Growth
---------------------------------------------------------------------
International Equity
---------------------------------------------------------------------
International
Opportunity
---------------------------------------------------------------------
International                               K1
Select Value
---------------------------------------------------------------------
International
Small Cap
---------------------------------------------------------------------
Large Cap Equity
---------------------------------------------------------------------
Large Cap Value
---------------------------------------------------------------------
Limited
Duration Bond
---------------------------------------------------------------------
Massachusetts
Tax-Exempt
---------------------------------------------------------------------
Michigan Tax-Exempt
---------------------------------------------------------------------
Mid Cap Growth
---------------------------------------------------------------------
Mid Cap Value
---------------------------------------------------------------------
Minnesota
Tax-Exempt
---------------------------------------------------------------------
New York
Tax-Exempt
---------------------------------------------------------------------
Ohio Tax-Exempt
---------------------------------------------------------------------
Portfolio Builder
Aggressive*
---------------------------------------------------------------------
Portfolio Builder
Conservative*
---------------------------------------------------------------------
Portfolio Builder
Moderate *
---------------------------------------------------------------------
Portfolio Builder
Moderate Aggressive*
---------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 12

-----------------------------------------------------------------------------------------------------------------------------------
                            A           B            C          D         E           F            G          H             I
                         DEPOSIT     ILLIQUID                MARGIN,    MONEY     INVESTING                                TAX-
                           ON      SECURITIES;   INVESTMENT  SELLING    MARKET    TO CONTROL    FOREIGN      DEBT         EXEMPT
FUND                     FUTURES     BULLION     COMPANIES    SHORT   SECURITIES   OR MANAGE   SECURITIES  SECURITIES   SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder           A1        B2                       D6
Moderate
Conservative*
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1        B2                       D6
Total Equity*
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals             A1        B2, B3         C1        D6         E1          F1         G2             H6(i),
                                                                                                                H17
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                 A1        B2             C1        D6                                G1-10%
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*       A1        B2                       D8         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               A1        B2                       D3
-----------------------------------------------------------------------------------------------------------------------------------
Select Value                A1        B2             C1        D1         E1                     G1-20%         H3
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration              A1        B2             C1        D7         E1          F1
U.S. Government
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         A1        B2             C1        D1         E1
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity            A2        B2             C1        D1         E1                     G1-15%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth            A1        B2             C1        D1         E1
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             A1        B2             C1        D1         E1
-----------------------------------------------------------------------------------------------------------------------------------
Small Company Index         A1        B2             C1        D4         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        A1        B2             C1        D3                     F1         G1-50%         H2, H9
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             A1        B4             J2        D2                                               H18        I2
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                  A1        B4                       D2                                                          I2, I3
High Income
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                            B1(ii)
Money Market
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage         A1        B2             C1        D7         E1          F1
-----------------------------------------------------------------------------------------------------------------------------------
Value                       A1        B2             C2        D1         E1                     G1-25%         H13
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------
                                J           K              L
                                           INVEST
                              EQUITY       WHILE        DIVERSIFI-
                            SECURITIES    BORROWING      CATION
--------------------------------------------------------------------
Portfolio Builder
Moderate
Conservative*
--------------------------------------------------------------------
Portfolio Builder
Total Equity*
--------------------------------------------------------------------
Precious Metals                                           L1

--------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------

Retirement Plus 2010*                        K1
--------------------------------------------------------------------
Retirement Plus 2015*                        K1
--------------------------------------------------------------------
Retirement Plus 2020*                        K1
--------------------------------------------------------------------
Retirement Plus 2025*                        K1
--------------------------------------------------------------------
Retirement Plus 2030*                        K1
--------------------------------------------------------------------
Retirement Plus 2035*                        K1
--------------------------------------------------------------------
Retirement Plus 2040*                        K1
--------------------------------------------------------------------
Retirement Plus 2045*                        K1
--------------------------------------------------------------------

S&P 500 Index                                             L1, L2
--------------------------------------------------------------------
Select Value
--------------------------------------------------------------------
Short Duration
U.S. Government
--------------------------------------------------------------------
Small Cap Advantage
--------------------------------------------------------------------
Small Cap Equity                             K1
--------------------------------------------------------------------
Small Cap Growth
--------------------------------------------------------------------
Small Cap Value                              K1           L1, L2
--------------------------------------------------------------------
Small Company Index
--------------------------------------------------------------------
Strategic Allocation
--------------------------------------------------------------------
Tax-Exempt Bond                 J2
--------------------------------------------------------------------
Tax-Exempt
High Income
--------------------------------------------------------------------
Tax-Exempt
Money Market
--------------------------------------------------------------------
U.S. Gov't Mortgage
--------------------------------------------------------------------
Value                                        K1
--------------------------------------------------------------------

  * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

(i) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

(ii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

A.   DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

      A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).



Statement of Additional Information - May 30, 2006                       Page 13

B. ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

      B3 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.


      B4 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


C. INVESTMENT COMPANIES

      C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

      C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

D. MARGIN/SELLING SHORT

      D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

      D2 - The fund will not buy on margin or sell short, except that the fund may use derivative instruments.

      D3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      D4 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

      D5 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

      D6 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      D7 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.


      D8 - The fund will not buy on margin or sell short, except in connection with derivative instruments.


E. MONEY MARKET SECURITIES

      E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

      F1 -  The fund will not invest in a company to control or manage it.


Statement of Additional Information - May 30, 2006                       Page 14

G. FOREIGN SECURITIES

      G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      G2 - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

      G3 - The fund may invest its total assets, up to the amount shown, in foreign investments. Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

H. DEBT SECURITIES

      H1 -  The fund may invest up to 20% of its net assets in bonds.

      H2 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

      H3 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      H4 - The fund may not purchase debt securities rated below investment grade.

      H5 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      H6 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

      H7 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      H8 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H9 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

      H10 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

      H11 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H12 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

      H13 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

      H14 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

      H15 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      H16 - No more than 10% of the fund's net assets will be held in inverse floaters.

      H17 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

      H18 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager's opinion, are of investment grade quality.

            All industrial revenue bonds must be rated.



Statement of Additional Information - May 30, 2006                       Page 15

I. TAX-EXEMPT SECURITIES

      I1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

      I2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

      I3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

      I4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

      I5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

      I6 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

J. EQUITY SECURITIES

      J1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

      J2 - The fund will not invest in voting securities or securities of investment companies.

K. INVEST WHILE BORROWING

      K1 - The fund will not make additional investments while any borrowing remains outstanding.

L. DIVERSIFICATION

      L1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

      L2 - The fund will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.



Statement of Additional Information - May 30, 2006                       Page 16

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

                                      TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

                                                           FUNDS-OF-FUNDS- TAXABLE   TAXABLE  TAX-EXEMPT                   STATE
                                                             EQUITY AND     FIXED     MONEY    MONEY       TAX-EXEMPT    TAX-EXEMPT
INVESTMENT STRATEGY                      BALANCED  EQUITY   FIXED INCOME    INCOME    MARKET   MARKET     FIXED INCOME  FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
Agency and government securities             o       o           o            o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Borrowing                                    o       o           o            o         o                     o             o
------------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments                o       o           o            o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations              o       o A                      o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Commercial paper                             o       o           o            o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Common stock                                 o       o                        o B
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                       o       o                        o C                             o             o
------------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                              o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Debt obligations                             o       o                        o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                          o       o                        o D
------------------------------------------------------------------------------------------------------------------------------------
Derivative instruments                       o       o           o            o                               o             o
(including options and futures)
------------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                        o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                o       o                        o E                             o E
------------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                                                           o
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities                           o       o                        o F       o                     o             o
------------------------------------------------------------------------------------------------------------------------------------
Funding agreements                           o       o           o            o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)      o       o G                      o G                             o G           o
------------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities           o       o           o            o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                           o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities               o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                             o       H                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                         o       o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities              o       o           o            o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Loan participations                          o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-and asset-backed securities         o       o I                      o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                        o       J                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                        o       o                        o                  o            o             o
------------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                       Page 17

------------------------------------------------------------------------------------------------------------------------------------

                                                           FUNDS-OF-FUNDS- TAXABLE   TAXABLE  TAX-EXEMPT                   STATE
                                                             EQUITY AND     FIXED     MONEY    MONEY       TAX-EXEMPT    TAX-EXEMPT
INVESTMENT STRATEGY                      BALANCED  EQUITY   FIXED INCOME    INCOME    MARKET   MARKET     FIXED INCOME  FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock                              o       o                        o K                             o K           o
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                        o       o                        o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                o       o                        o         o                     o             o
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                          L                        L
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                               o       o M                      o         o                     o             o
------------------------------------------------------------------------------------------------------------------------------------
Structured investments                       o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
Swap agreements                              o       o N                      o                               o N
------------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities        o       o           o            o         o        o            o             o
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                     o       o                        o                               o             o
------------------------------------------------------------------------------------------------------------------------------------
When-issued securities and                   o       o                        o                               o             o
forward commitments
------------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and                 o       o                        o                               o             o
pay-in-kind securities
------------------------------------------------------------------------------------------------------------------------------------


A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government, U.S. Government Mortgage.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government, U.S. Government Mortgage.

F.    The following funds are not authorized to invest in foreign securities:
      U.S. Government Mortgage.

G. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
      Core Bond, Dividend Opportunity, Mid Cap Growth, Growth, Inflation Protected Securities, Limited Duration, International Aggressive Growth, International Equity, International Select Value, International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index, Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European Equity, International Opportunity, Short Duration U.S. Government, U.S. Government Mortgage.

H.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

I. The following funds are not authorized to invest in mortgage-and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.

J.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

K.    The following funds are not authorized to invest in preferred stock:
      Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government Mortgage.

L. The following funds are authorized to engage in short sales: Discovery, S&P 500 Index, Short Duration U.S. Government, U.S. Government Mortgage.

M. The following funds are not authorized to invest in sovereign debt: Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small Cap Advantage.


N. Equity funds are authorized to invest in total return swap agreements. Tax-exempt fixed income funds are authorized to invest in interest rate swap agreements. Taxable fixed income and balanced funds are authorized to invest in interest rate swap agreements and Commercial Mortgage Backed Security total return swap agreements.


Statement of Additional Information - May 30, 2006                       Page 18

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):


ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.


AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.


CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.


COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



Statement of Additional Information - May 30, 2006                       Page 19

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.


DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.


In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.



Statement of Additional Information - May 30, 2006                       Page 20

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.


IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


Statement of Additional Information - May 30, 2006                       Page 21

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.


Statement of Additional Information - May 30, 2006                       Page 22

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.


BORROWING


A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.


CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

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COLLATERALIZED BOND OBLIGATIONS


Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.


COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.


COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.


CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.



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The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.


CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.


DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)



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Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.


DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.


DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.



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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


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Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.



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Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.


EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Market Risk.


FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.



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A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.



Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.


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In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.


FOREIGN CURRENCY TRANSACTIONS


Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.


A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.



A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.





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This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.


At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.


It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.


Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

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A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.



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Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.


FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.



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The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.


FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)


All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.


Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.



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An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.


ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.


INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.


INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.



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If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk.


INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.


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LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.


LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.


MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.



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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.


MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.


MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.



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Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.


REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.


REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.


REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.


SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.


SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.



Statement of Additional Information - May 30, 2006                       Page 41

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.


STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.


SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.



Statement of Additional Information - May 30, 2006                       Page 42

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.


Statement of Additional Information - May 30, 2006                       Page 43

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.



Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.


VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.


WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.



Statement of Additional Information - May 30, 2006                       Page 44

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.


A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor or Ameriprise Financial Services) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).



Statement of Additional Information - May 30, 2006                       Page 45

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - May 30, 2006                       Page 46

                                           TABLE 5. TOTAL BROKERAGE COMMISSIONS
---------------------------------------------------------------------------------------------------------------------------
                                               TOTAL BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------------------------------------------------
                               FUND                                          2006              2005               2004
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                                      $0              $0(a)                N/A
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                                     0               0(a)                N/A
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                                         0               0(a)                N/A
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                              0               0(a)                N/A
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                            0               0(a)                N/A
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                                     0               0(a)                N/A
--------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                           78,951             37,118             23,893
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                 22,575             49,048             24,729
--------------------------------------------------------------------------------------------------------------------------



FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                                                                 721,284            858,846          1,852,684
--------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                              801,550          1,245,421            956,649
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                          481,987          3,294,757          4,102,653
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                           1,410,791          2,105,168          3,334,707
--------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004               2003
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                             N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                            181,981             72,985           8,489(b)
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                           180,023             46,313           7,136(b)
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                            314,501            162,856            205,143
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                                    0                876                  0
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                                      N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                                   N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                                   N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Select Value                                                                 310,913            539,192            532,619
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                95,868            407,216            552,895
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                             429,969            846,218            273,634
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                            2,439,209          3,185,306          2,505,457
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                      10,708             31,267             23,812
--------------------------------------------------------------------------------------------------------------------------
Value                                                                        363,273            389,539            629,327
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 47

--------------------------------------------------------------------------------------------------------------------------
                                               TOTAL BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------------------------------------------------

                               FUND                                          2005              2004               2003

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                              0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                         621,168          3,783,128          6,633,939
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                                           0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                                0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                                               0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                                0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                                    0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                                                  185,877          34,975(c)                N/A
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                                                                    0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                      3,612              1,451             244(d)
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                            35,948              5,731           1,574(e)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                                             N/A                N/A                N/A

--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                                      N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------


Floating Rate                                                                    N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
Growth                                                                    15,623,111         22,702,374         38,887,668
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                               0                  0               0(d)
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                                     0               0(f)                N/A
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                           6,832,334          1,306,601            311,242
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                              189,029            146,077             85,741
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                          3,268                839              40(d)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                             161,336            160,646            319,860
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                                                                   1,135,795          1,314,212          2,778,748
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                                  3,191,513          2,416,265          2,987,610
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                919,813            365,435            345,711
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                         502,448            279,233            379,561
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                                                 N/A                N/A                N/A

--------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                           2,388,169          2,022,969          2,106,670
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                            N/A                N/A                N/A
--------------------------------------------------------------------------------------------------------------------------
European Equity                                                              211,729            324,079            783,457
--------------------------------------------------------------------------------------------------------------------------
Global Bond                                                                    8,856              7,760             23,297
--------------------------------------------------------------------------------------------------------------------------
Global Equity                                                              1,393,982          1,992,985          1,582,657
--------------------------------------------------------------------------------------------------------------------------
Global Technology                                                          1,170,244          4,193,021          5,595,324
--------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                              673,010            598,644            495,189
--------------------------------------------------------------------------------------------------------------------------
International Equity                                                         556,407            315,047            144,417
--------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                  1,320,088          1,303,677          2,047,954
--------------------------------------------------------------------------------------------------------------------------
International Select Value                                                 1,027,065            839,270            411,763
--------------------------------------------------------------------------------------------------------------------------
International Small Cap                                                      241,558            179,076             66,511
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 48

--------------------------------------------------------------------------------------------------------------------------
                                               TOTAL BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------------------------------------------------
                               FUND                                         2005              2004               2003
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                            0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                             1,764,250          1,630,670          1,597,573
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                                    0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                             0                  0                  0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                            0                  0                  0
---------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                    TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES
--------------------------------------------------------------------------------------------------------------------------
                                                             BROKERAGE DIRECTED FOR RESEARCH
                                                            -----------------------------------       TURNOVER RATES
                   FUND                                                          AMOUNT OF      --------------------------
                                                              AMOUNT OF         COMMISSIONS
                                                            TRANSACTIONS      IMPUTED OR PAID          2006          2005
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                             $0                  $0          24%        38%(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                            0                   0          23%         51(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                                0                   0          15%         28(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                     0                   0          20%         31(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                   0                   0          19%         28(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                            0                   0          17%         39(a)
--------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                       0                   0          14%            12
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                             0                   0           7%             6
--------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------

Equity Value                                                              0                   0           28            25
--------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                           0                   0          111           196
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                       0                   0          110           101
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                              5,025,869,109           6,710,559          152           153
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        2005          2004
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                    N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - May 30, 2006                       Page 49


--------------------------------------------------------------------------------------------------------------------------
                                                             BROKERAGE DIRECTED FOR RESEARCH
                                                            -----------------------------------       TURNOVER RATES
                   FUND                                                          AMOUNT OF      --------------------------
                                                              AMOUNT OF         COMMISSIONS
                                                            TRANSACTIONS      IMPUTED OR PAID          2005          2004
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 4,034,256               6,709          218           189
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                  206,318                 221          122            66
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                         0                   0            2             5
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                           0                   0          105           140
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                             N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                          N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                          N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Select Value                                                     73,512,978             115,967           12            15
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                            0                   0          169           125
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                  2,239,076               5,359           88           139
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                 107,548,552              94,171           70            97
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                  0                   0          137           163
--------------------------------------------------------------------------------------------------------------------------
Value                                                                     0                   0           40            34
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                     0                   0           28            30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                      0                   0           24           118
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                                  0                   0            9            14
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                       0                   0            9            32
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                                      0                   0           15            23
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                       0                   0           30            36
--------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                           0                   0           33            17
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                                       1,683,089               2,960           63         49(b)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                                                           0                   0          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                 0                   0       313(d)           310
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                        0                   0           64            64
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                                    N/A                 N/A          N/A           N/A

--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                             N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                           N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------


Growth                                                          112,613,001             257,216          136           171
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                      0                   0          124           133
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                            0                   0           43         11(c)
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                 55,693,151             112,862          128            99
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                   2,335,458               3,065           57            59
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                     0                   0       316(d)           317
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                          0                   0       300(d)           279
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                                                        132,024,106              14,004          130           131
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                        12,690,978              14,045           24            18
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                             0                   0           26             9
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                      0                   0          134           127
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 50

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                                        N/A                 N/A          N/A           N/A

--------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                          0                   0          124           128
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                   N/A                 N/A          N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
European Equity                                                           0                   0           56            73
--------------------------------------------------------------------------------------------------------------------------
Global Bond                                                               0                   0           73            92
--------------------------------------------------------------------------------------------------------------------------
Global Equity                                                             0                   0           93           104
--------------------------------------------------------------------------------------------------------------------------
Global Technology                                                 3,005,998               6,521       115(e)           349
--------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                  86,243,642             210,111           67            87
--------------------------------------------------------------------------------------------------------------------------
International Equity                                             77,046,229             143,276          110           111
--------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                 0                   0           93            98
--------------------------------------------------------------------------------------------------------------------------
International Select Value                                       55,832,306              77,471           22            23
--------------------------------------------------------------------------------------------------------------------------
International Small Cap                                          34,092,349              70,621           80            66
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                   0                   0           16            25
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                            0                   0           27            26
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                           0                   0           29            21
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                    0                   0           30            22
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                   0                   0          N/A           N/A
---------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(d) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

(e) The variation in turnover rate can be attributed to several factors. During this year, there were opportunities to get into positions at very good risk/reward levels and due to this and due to the fact that the technology market has been essentially flat and stocks have not been appreciating significantly during the period there is less need for turnover in the portfolio. The turnover in the fund will fluctuate where we would expect to see larger turnover when we see more volatility in the overall index and lower turnover with lower volatility in the index.



Statement of Additional Information - May 30, 2006                       Page 51

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                  TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS
------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES
                    FUND                                           ISSUER                        OWNED AT END OF FISCAL
                                                                                                         PERIOD
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                  None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                    None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive         None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative       None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                None                                                        N/A
------------------------------------------------------------------------------------------------------------------------

Small Company Index                           Investment Technology Group                                     $4,072,039
                                              LaBranche & Co.                                                  1,488,214
                                              Piper Jaffray Companies                                          1,902,361
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 Ameriprise Financial                                               240,681
                                              Bear Stearns Companies                                             344,730
                                              Citigroup                                                        5,662,684
                                              E*Trade Financial                                                  233,856
                                              Freedom Investments                                                351,153
                                              Goldman Sachs Group                                              1,529,879
                                              Lehman Brothers Holdings                                           904,077
                                              J.P. Morgan Chase & Co.                                          3,342,220
                                              Merrill Lynch & Co.                                              1,657,920
                                              Morgan Stanley                                                   1,591,616
                                              PNC Financial Services Group                                       455,512
                                              Schwab (Charles)                                                   366,674
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------

Equity Value                                  Citigroup                                                       34,337,764
                                              Goldman Sachs Group                                             14,163,913
                                              Lehman Brothers Holdings                                        21,255,594
                                              Merrill Lynch & Co.                                             20,612,831
                                              Morgan Stanley                                                   5,066,056

------------------------------------------------------------------------------------------------------------------------
Precious Metals                               None                                                        N/A
------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                           Investment Technology Group                                      3,947,596
                                              Knight Capital Group CI A                                        1,815,957
                                              LaBranche & Co.                                                    329,607
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                              GFI Group                                                          300,663
                                              Investment Technology Group                                        354,078
                                              optionsXpress Holdings                                             892,611
------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - May 30, 2006                       Page 52

------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES
                    FUND                                           ISSUER                        OWNED AT END OF FISCAL
                                                                                                         PERIOD
------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             Affiliated Managers Group                                          532,933
                                              Jefferies Group                                                    160,761
                                              Legg Mason                                                         478,863
------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                            Schwab (Charles)                                                   979,889
------------------------------------------------------------------------------------------------------------------------
Fundamental Value                             Citigroup                                                       30,305,863
                                              JP Morgan Chase & Co.                                           44,370,754
                                              Morgan Stanley                                                   6,771,168
------------------------------------------------------------------------------------------------------------------------
High Yield Bond                               LaBranche & Co.                                                 16,010,175
------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                         N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                      N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                      N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Select Value                                  Bear Stearns Companies                                             693,280
                                              BKF Capital Group                                                  181,500
                                              Merrill Lynch & Co.                                              1,899,100
------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                Bears Stearns Alternative Trust                                  8,575,000
                                              LB-UBS Commercial Mtge Trust                                     6,128,195
                                              Morgan Stanley Capital I                                        12,092,686
                                              Morgan Stanley Mtge Loan Trust                                   3,549,817
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                              Affiliated Managers Group                                          546,940
                                              Investment Technology Group                                      1,103,466
------------------------------------------------------------------------------------------------------------------------
Small Cap Value                               Affiliated Managers Group                                        1,855,928
                                              Investment Technology Group                                      1,304,814

                                              optionsXpress Holdings                                             271,188

------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                      CS First Boston Mtge Securities                                    367,506
------------------------------------------------------------------------------------------------------------------------
Value                                         Citigroup                                                        7,141,876
                                              Goldman Sachs Group                                              4,182,750
                                              Merrill Lynch & Co.                                              4,134,612
                                              JP Morgan Chase & Co.                                           10,167,157
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 53

------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES
                    FUND                                           ISSUER                        OWNED AT END OF FISCAL
                                                                                                         PERIOD
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                         None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                          Citigroup                                                       27,770,361
                                              Friedman, Billings, Ramsey Group CIA                             2,562,560
                                              JP Morgan Chase & Co.                                            9,822,492
------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                      None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                           None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                          None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                           None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                               None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Real Estate                                   None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------
Cash Management                               Bear Stearns Companies                                          78,410,961
                                              Credit Suisse First Boston NY                                   79,971,289
                                              Goldman Sachs Group                                             75,000,000
                                              Lehman Brothers Holdings                                        42,000,000
                                              Morgan Stanley & Co.                                            44,105,490
------------------------------------------------------------------------------------------------------------------------
Core Bond                                     Bear Stearns Commercial Mtge Securities                          1,608,803
                                              Bear Stearns Adjustable Rate Mortgage Trust                        899,429
                                              Citigroup                                                        2,480,986
                                              Citigroup Commercial Mortgage Trust                                757,003
                                              CS First Boston Mtge Securities                                    643,161
                                              GS Mtg Securities                                                  370,305
                                              LB-UBS Commercial Mtge Trust                                     3,135,156
                                              JP Morgan Chase Commercial Mtge Securities                       2,160,054
                                              Merrill Lynch Mtge Trust                                           323,480
                                              Morgan Stanley Capital 1                                           406,481
------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                            Bear Stearns Companies                                             303,981
                                              Citigroup                                                        2,851,817
                                              Franklin Resources                                                 890,557
                                              Lehman Brothers Holdings                                           691,019
                                              Merrill Lynch & Co.                                                226,597
                                              Morgan Stanley                                                     120,264
                                              PNC Financial Services Group                                       554,285
------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                                N/A                                   N/A

------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                         N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                       N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
Growth                                        Franklin Resources                                              10,555,092
------------------------------------------------------------------------------------------------------------------------
Income Opportunities                          LaBranche & Co.                                                  1,892,550
------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                None                                                        N/A
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 54

------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES
                    FUND                                           ISSUER                        OWNED AT END OF FISCAL
                                                                                                         PERIOD
------------------------------------------------------------------------------------------------------------------------
                                              Citigroup                                                       25,890,939
Large Cap Equity                              Citigroup Funding                                               19,794,538
                                              E*Trade Financial                                                1,660,097
                                              Franklin Resources                                               6,005,007
                                              Legg Mason                                                       1,157,564
                                              Lehman Brothers Holdings                                         5,310,957
                                              Merrill Lynch & Co.                                              3,107,522
                                              JP Morgan Chase & Co.                                           14,572,909
                                              Morgan Stanley                                                  10,152,019
                                              PNC Financial Services Group                                     4,508,671
------------------------------------------------------------------------------------------------------------------------
Large Cap Value                               Citigroup                                                        4,454,096
                                              E*Trade Financial                                                  147,128
                                              Franklin Resources                                                 531,068
                                              Legg Mason                                                         317,891
                                              Lehman Brothers Holdings                                           814,758
                                              Merrill Lynch & Co.                                                883,405
                                              JP Morgan Chase & Co.                                            2,588,131
                                              Morgan Stanley                                                   1,703,860
                                              PNC Financial Services Group                                       683,386
------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                         Bear Stearns Commercial Mtge Securities                          1,393,235
                                              Bear Stearns Adjustable Rate Mortgage Trust                        956,758
                                              Citigroup                                                        2,476,073
                                              Citigroup Commercial Mortgage Trust                                851,629
                                              CS First Boston Mtge Securities                                    881,742
                                              GS Mtg Securities                                                  419,679
                                              LB-UBS Commercial Mtge Trust                                     3,651,486
                                              JP Morgan Chase Commercial Mtge Securities                       2,884,355
                                              Merrill Lynch Mtge Trust                                           362,690
                                              Morgan Stanley Capital 1                                           509,109
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------
Diversified Bond                              Bear Stearns Adjustable Rate Mortgage Trust                      7,536,103
                                              Bear Stearns Commercial Mtge Securities                         10,586,732
                                              Citigroup                                                       35,535,196
                                              Citigroup Commercial Mortgage Trust                             12,098,072
                                              CS First Boston Mtge Securities                                  7,871,786
                                              GS Mtg Securities                                               10,184,890
                                              JP Morgan Chase Commercial Mtge Securities                      40,751,675
                                              LB-UBS Commercial Mtge Trust                                    67,268,305
                                              Merrill Lynch Mtge Trust                                         4,557,707
                                              Morgan Stanley & Co.                                             2,899,712
                                              Morgan Stanley Capital 1                                        13,604,693
                                              Morgan Stanley, Dean Witter Capital 1                           11,768,644
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 55

------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES
                    FUND                                           ISSUER                        OWNED AT END OF FISCAL
                                                                                                         PERIOD
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------
Balanced                                      Bear Stearns Commercial Mtge Securities                          2,691,282
                                              Bear Stearns Adjustable Rate Mortgage Trust                      1,285,883
                                              Citigroup                                                       26,730,801
                                              Citigroup Commercial Mortgage Trust                              1,894,303
                                              CS First Boston Mtge Securities                                  4,216,015
                                              Franklin Resources                                               3,152,026
                                              GS Mtg Securities II                                             1,802,859
                                              JP Morgan Chase                                                  2,046,404
                                              JP Morgan Chase & Co.                                           14,331,286
                                              JP Morgan Chase Commercial Mtge Securities                       5,957,081
                                              Legg Mason                                                       1,957,637
                                              Lehman Brothers Holdings                                         6,048,108
                                              LB-UBS Commercial Mtge Trust                                    11,371,831
                                              Merrill Lynch & Co.                                              5,287,634
                                              Merrill Lynch Mtge Trust                                           859,511
                                              Morgan Stanley                                                   9,935,101
                                              Morgan Stanley Capital 1                                         3,509,890
                                              Morgan Stanley, Dean Witter Capital 1                            2,004,670
                                              PNC Financial Services Group                                     4,544,533
------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     Citigroup                                                      173,731,632
                                              Lehman Brothers Holdings                                        17,530,240
                                              Merrill Lynch & Co.                                             29,834,505
                                              Morgan Stanley                                                  14,828,106
                                              Morgan Stanley & Co.                                            34,827,111
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 Morgan Stanley & Co.                                            18,876,087
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 56

------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES
                    FUND                                           ISSUER                        OWNED AT END OF FISCAL
                                                                                                         PERIOD
------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                          Bear Stearns Adjustable Rate Mortgage Trust                        653,482
                                              Bear Stearns Commercial Mtge Securities                          1,497,234
                                              Bear Stearns Companies                                           2,412,415
                                              Citigroup                                                       17,045,203
                                              Citigroup Commercial Mortgage Trust                              1,571,411
                                              Credit Suisse Group                                                530,415
                                              CS First Boston Mtge Securities                                  1,348,098
                                              Franklin Resources                                               4,447,781
                                              GS Mtg Securities II                                               799,349
                                              Investment Technology Group                                        560,269
                                              JP Morgan Chase                                                    715,248
                                              JP Morgan Chase Commercial Mtge Securities                       2,449,180
                                              Knight Capital Group                                                97,227
                                              LaBranche & Co.                                                    104,975
                                              LB-UBS Commercial Mtge Trust                                     3,739,983
                                              Lehman Brothers Holdings                                         3,769,642
                                              Merrill Lynch & Co.                                                753,439
                                              Merrill Lynch Mtge Trust                                           429,755
                                              Morgan Stanley                                                   1,795,878
                                              Morgan Stanley & Co.                                            19,193,760
                                              Morgan Stanley Capital 1                                           295,290
                                              Morgan Stanley, Dean Witter Capital 1                              476,043
                                              PNC Financial Services Group                                     3,027,600
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                                    N/A                                   N/A

------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               N/A                                   N/A
------------------------------------------------------------------------------------------------------------------------
European Equity                               Credit Suisse Group                                              1,040,311
------------------------------------------------------------------------------------------------------------------------
Global Bond                                   Bear Stearns Commercial Mtge Securities                          3,157,553
                                              Citigroup                                                        3,212,945
                                              Citigroup Commercial Mortgage Trust                              2,230,723
                                              CS First Boston Mtge Securities                                  3,728,501
                                              GS Mtg Securities II                                             3,782,438
                                              JP Morgan Chase & Co.                                            1,734,247
                                              JP Morgan Chase Commercial Mtge Securities                       2,818,685
                                              LB-UBS Commercial Mtge Trust                                     8,553,595
                                              Merrill Lynch Mtge Trust                                         1,077,793
                                              Morgan Stanley Group                                             2,571,730
                                              Morgan Stanley Capital 1                                         1,797,284
                                              Morgan Stanley, Dean Witter Capital 1                            1,456,417
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 57

------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES
                    FUND                                           ISSUER                        OWNED AT END OF FISCAL
                                                                                                         PERIOD
------------------------------------------------------------------------------------------------------------------------
                                              Bear Stearns Companies                                           3,979,879
Global Equity                                 Citigroup                                                       11,276,850
                                              E*TRADE Financial                                                3,541,918
                                              Goldman Sachs Group                                              2,938,103
                                              Lehman Brothers Holdings                                         4,408,283
------------------------------------------------------------------------------------------------------------------------
Global Technology                             None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth               Credit Suisse Group                                              1,235,527
                                              Pargesa Holding                                                    748,742
------------------------------------------------------------------------------------------------------------------------
International Equity                          None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
International Opportunity                     None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
International Select Value                    Credit Suisse Group                                             15,615,508
------------------------------------------------------------------------------------------------------------------------
International Small Cap                       None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                Legg Mason                                                      59,395,102
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                        None                                                        N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                       None                                                        N/A
------------------------------------------------------------------------------------------------------------------------

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - May 30, 2006                       Page 58

                              TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES
---------------------------------------------------------------------------------------------------------------------------
                                                                                    PERCENT OF
                                                                                     AGGREGATE
                                                           AGGREGATE                  DOLLAR      AGGREGATE    AGGREGATE
                                                             DOLLAR                  AMOUNT OF      DOLLAR       DOLLAR
           FUND                   BROKER                   AMOUNT OF   PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                NATURE    COMMISSIONS   AGGREGATE    INVOLVING   COMMISSIONS  COMMISSIONS
                                                  OF        PAID TO     BROKERAGE   PAYMENT OF     PAID TO      PAID TO
                                             AFFILIATION    BROKER     COMMISSIONS  COMMISSIONS     BROKER       BROKER
--------------------------------------------------------------------------------------------------------------------------
                                                            2006                                     2005         2004
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                  None                                                                  0(a)            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                  None                                                                  0(a)            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         None                                                                  0(a)            0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         None                                                                  0(a)            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         None                                                                  0(a)            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total            None                                                                  0(a)            0
Equity
--------------------------------------------------------------------------------------------------------------------------
Small Company Index                None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                      None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------

Equity Value                       None                                                               10,142*      14,787*
--------------------------------------------------------------------------------------------------------------------------
Precious Metals                    None                                                                3,614*      24,650*
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                None                                                                     0         360*
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                   None                                                                     0         757*
--------------------------------------------------------------------------------------------------------------------------
                                                            2005                                     2004         2003
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth           JP Morgan               4              27*        0.01          0.02          103        50(b)
                            Securities, Inc.
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                  None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth          Goldman Sachs &         5               38        0.02          0.01            0            0
                            Co.
--------------------------------------------------------------------------------------------------------------------------
                            Raymond James           6                0           0             0           15         0(b)
                            Financial
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                    None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Income Builder                      N/A                                                              N/A          N/A
Basic Income
--------------------------------------------------------------------------------------------------------------------------
Income Builder                      N/A                                                              N/A          N/A
Enhanced Income
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 59


---------------------------------------------------------------------------------------------------------------------------
                                                                                    PERCENT OF
                                                                                     AGGREGATE
                                                           AGGREGATE                  DOLLAR      AGGREGATE    AGGREGATE
                                                             DOLLAR                  AMOUNT OF      DOLLAR       DOLLAR
           FUND                   BROKER                   AMOUNT OF   PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                NATURE    COMMISSIONS   AGGREGATE    INVOLVING   COMMISSIONS  COMMISSIONS
                                                  OF        PAID TO     BROKERAGE   PAYMENT OF     PAID TO      PAID TO
                                             AFFILIATION    BROKER     COMMISSIONS  COMMISSIONS     BROKER       BROKER
--------------------------------------------------------------------------------------------------------------------------
                                                            2005                                     2004         2003
--------------------------------------------------------------------------------------------------------------------------

Income Builder                      N/A                                                              N/A          N/A
Moderate Income
--------------------------------------------------------------------------------------------------------------------------
Select Value                Gabelli & Co.           7          143,463       46.14         43.33      464,895      264,461
--------------------------------------------------------------------------------------------------------------------------
Short Duration                     None                                                                     0            0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                   None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------


Small Cap Value             Goldman Sachs & Co.     5            1,943        0.08          0.09       46,047            0
--------------------------------------------------------------------------------------------------------------------------
                            Janney                  8                0           0             0        5,130            0
                            Montgomery Scott
--------------------------------------------------------------------------------------------------------------------------
                            Legg Mason Wood         8            2,700        0.11          0.13            0            0
                            Walker, Inc.
--------------------------------------------------------------------------------------------------------------------------
                            M.J. Whitman            9                0           0             0      425,573      286,906
--------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage                None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Value                              None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt              None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity        AEIS                    1          20,898*        3.36          7.33     217,347*     753,855*
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt           None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt               None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                    None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------


Real Estate                        None                                                                  0(c)          N/A
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                    None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Core Bond                          None                                                                     0         0(d)
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                 None                                                                     0         0(e)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small and               N/A                                                              N/A          N/A
Mid Cap Equity

--------------------------------------------------------------------------------------------------------------------------
Disciplined Small                   N/A                                                              N/A          N/A
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                       N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Growth                      AEIS                    1          13,720*        0.09          0.31     336,098*     745,620*
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities               None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected                None                                                                     0         0(f)
Securities
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            AEIS                    1          10,214*        0.15          0.33       6,644*         353*
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value             AEIS                    1             276*        0.15          0.17         595*       1,577*
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond              None                                                                     0         0(d)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                   None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 60


---------------------------------------------------------------------------------------------------------------------------
                                                                                    PERCENT OF
                                                                                     AGGREGATE
                                                           AGGREGATE                  DOLLAR      AGGREGATE    AGGREGATE
                                                             DOLLAR                  AMOUNT OF      DOLLAR       DOLLAR
           FUND                   BROKER                   AMOUNT OF   PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                NATURE    COMMISSIONS   AGGREGATE    INVOLVING   COMMISSIONS  COMMISSIONS
                                                  OF        PAID TO     BROKERAGE   PAYMENT OF     PAID TO      PAID TO
                                             AFFILIATION    BROKER     COMMISSIONS  COMMISSIONS     BROKER       BROKER
--------------------------------------------------------------------------------------------------------------------------
                                                            2005                                     2004         2003
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                    AEIS                    1                0           0             0       8,440*      82,086*
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   AEIS                    1           1,716*        0.05          0.15      73,448*      73,410*
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               AEIS                    1                0           0             0      39,552*      23,417*
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation               None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Disciplined                         N/A                                                              N/A          N/A
International Equity
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets                   None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond               N/A                                                              N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
European Equity                    None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Global Bond                        None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Global Equity                      None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Global Technology           AEIS                    1                0           0             0      97,718*     495,249*
--------------------------------------------------------------------------------------------------------------------------
International               J. P. Morgan            4            9,426        1.40          1.26       22,343            0
Aggressive Growth           Securities, Inc.
--------------------------------------------------------------------------------------------------------------------------
                            Cazenove, Inc.          4              339        0.05          0.01            0            0
--------------------------------------------------------------------------------------------------------------------------
International Equity               None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
International Opportunity          None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
International Select Value  Sanford C.             10            8,829        0.86          0.30       20,637            0
                            Bernstein & Co. LLC
--------------------------------------------------------------------------------------------------------------------------
International Small Cap            None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt            None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              AEIS                    1                0           0             0      17,994*      48,993*
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                    None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market            None                                                                     0            0
--------------------------------------------------------------------------------------------------------------------------


*     Represents brokerage clearing fees.

(1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.

(2)   Affiliate of UBS, a subadviser.

(3) Affiliate of Neuberger Berman Management, Inc., a former subadviser, terminated July 24, 2003.

(4)   Affiliate of American Century, a subadviser.

(5)   Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.

(6) Affiliate of Eagle Asset Management, Inc., a former subadviser, terminated April 2005.

(7)   Affiliate of GAMCO Investors, Inc.

(8)   Affiliate of Royce & Associates, LLC., a subadviser.

(9) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.

(10)  Affiliate of Alliance Capital, a subadviser.

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.



Statement of Additional Information - May 30, 2006                       Page 61

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                    TABLE 9. VALUING FUND SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET ASSET VALUE
                      FUND                                 NET ASSETS          SHARES OUTSTANDING             OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
   Class A                                                $274,554,183              23,539,942                      $11.66
   Class B                                                  78,677,290               6,790,053                       11.59
   Class C                                                   6,625,802                 572,204                       11.58
   Class Y                                                      73,598                   6,299                       11.68
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
   Class A                                                  72,779,845               7,025,811                       10.36
   Class B                                                  35,941,069               3,479,541                       10.33
   Class C                                                   6,358,679                 615,227                       10.34
   Class Y                                                      22,917                   2,231                       10.27
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
   Class A                                                 410,452,525              37,117,589                       11.06
   Class B                                                 153,324,616              13,916,348                       11.02
   Class C                                                  18,297,163               1,659,289                       11.03
   Class Y                                                      35,121                   3,180                       11.04
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
   Class A                                                 550,462,749              48,536,983                       11.34
   Class B                                                 153,725,117              13,603,884                       11.30
   Class C                                                  15,333,283               1,357,122                       11.30
   Class Y                                                      74,196                   6,535                       11.35
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
   Class A                                                 149,387,431              13,993,001                       10.68
   Class B                                                  65,616,719               6,163,302                       10.65
   Class C                                                  10,535,671                 989,022                       10.65
   Class Y                                                      26,817                   2,521                       10.64
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
   Class A                                                 230,985,409              19,267,462                       11.99
   Class B                                                  68,038,975               5,712,460                       11.91
   Class C                                                   6,085,364                 511,295                       11.90
   Class Y                                                     185,531                  15,446                       12.01
--------------------------------------------------------------------------------------------------------------------------
Small Company Index
   Class A                                                 884,035,092              98,598,963                        8.97
   Class B                                                 353,079,374              43,211,522                        8.17
   Class Y                                                  11,338,641               1,242,843                        9.12
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index
   Class D                                                  62,797,432              12,752,055                        4.92
   Class E                                                 218,282,185              44,141,362                        4.95
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value

   Class A                                                 927,894,821              76,298,569                       12.16
   Class B                                                 225,717,690              18,518,112                       12.19
   Class C                                                   3,752,762                 310,331                       12.09
   Class I                                                      13,028                   1,070                       12.18
   Class Y                                                  12,817,996               1,053,127                       12.17

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 62

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET ASSET VALUE
                      FUND                                 NET ASSETS          SHARES OUTSTANDING             OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------------
Precious Metals

   Class A                                                  87,002,631               5,904,662                       14.73
   Class B                                                  20,298,893               1,456,935                       13.93
   Class C                                                   1,914,924                 138,680                       13.81
   Class I                                                      14,701                     989                       14.86
   Class Y                                                      77,459                   5,212                       14.86

--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage

   Class A                                                 603,322,076              83,470,357                        7.23
   Class B                                                 200,000,182              29,548,837                        6.77
   Class C                                                  12,052,669               1,780,485                        6.77
   Class I                                                  13,079,545               1,769,704                        7.39
   Class Y                                                     862,334                 117,713                        7.33

--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth

   Class A                                                 148,638,914              27,402,154                        5.42
   Class B                                                  63,046,718              12,094,723                        5.21
   Class C                                                   6,026,458               1,155,756                        5.21
   Class I                                                  18,742,088               3,403,180                        5.51
   Class Y                                                     293,170                  53,658                        5.46
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                      N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
   Class A                                                  25,011,144               3,432,844                        7.29
   Class B                                                   6,887,053                 959,077                        7.18
   Class C                                                     441,567                  61,518                        7.18
   Class I                                                  39,475,546               5,390,829                        7.32
   Class Y                                                      35,231                   4,821                        7.31
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth
   Class A                                                  18,325,202               3,167,522                        5.79
   Class B                                                   6,916,701               1,216,017                        5.69
   Class C                                                     318,666                  55,965                        5.69
   Class I                                                  62,881,753              10,805,834                        5.82
   Class Y                                                      20,924                   3,597                        5.82
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value
   Class A                                                 641,156,030             117,692,649                        5.45
   Class B                                                 293,904,772              55,227,068                        5.32
   Class C                                                  17,116,872               3,204,289                        5.34
   Class I                                                  38,341,137               6,987,269                        5.49
   Class Y                                                     513,806                  93,892                        5.47
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond
   Class A                                               1,734,607,908             606,766,116                        2.86
   Class B                                                 628,996,597             220,191,985                        2.86
   Class C                                                  36,119,894              12,717,550                        2.84
   Class I                                                      10,072                   3,521                        2.86
   Class Y                                                     510,977                 178,795                        2.86
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                               N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                            N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                            N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 63

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET ASSET VALUE
                      FUND                                 NET ASSETS          SHARES OUTSTANDING             OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------------
Select Value
   Class A                                                 525,317,144              79,034,723                        6.65
   Class B                                                 202,624,816              31,180,806                        6.50
   Class C                                                  11,856,832               1,824,372                        6.50
   Class I                                                  13,938,125               2,079,347                        6.70
   Class Y                                                      66,312                   9,928                        6.68
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
   Class A                                                 894,085,093             186,727,963                        4.79
   Class B                                                 588,209,128             122,837,566                        4.79
   Class C                                                  23,606,429               4,929,965                        4.79
   Class I                                                  31,332,182               6,535,370                        4.79
   Class Y                                                  99,574,002              20,793,917                        4.79
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity
   Class A                                                 122,560,969              21,107,913                        5.81
   Class B                                                  46,071,722               8,146,718                        5.66
   Class C                                                   3,743,293                 662,650                        5.65
   Class I                                                   7,041,819               1,202,122                        5.86
   Class Y                                                     135,399                  23,158                        5.85
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value
   Class A                                                 746,569,553             112,761,101                        6.62
   Class B                                                 347,749,645              53,888,572                        6.45
   Class C                                                  21,382,301               3,306,736                        6.47
   Class I                                                   9,252,001               1,384,674                        6.68
   Class Y                                                     237,915                  35,744                        6.66
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
   Class A                                                 159,223,769              31,128,293                        5.12
   Class B                                                  97,863,453              19,124,334                        5.12
   Class C                                                  10,556,978               2,062,750                        5.12
   Class I                                                       9,924                   1,942                        5.11
   Class Y                                                      34,968                   6,838                        5.11
--------------------------------------------------------------------------------------------------------------------------
Value
   Class A                                                 266,775,559              49,757,191                        5.36
   Class B                                                 145,697,978              27,768,947                        5.25
   Class C                                                   9,149,580               1,739,170                        5.26
   Class I                                                  48,010,163               8,894,177                        5.40
   Class Y                                                     158,895                  29,513                        5.38
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt
   Class A                                                 189,684,740              35,995,218                        5.27
   Class B                                                  16,159,650               3,068,100                        5.27
   Class C                                                   3,056,044                 579,245                        5.28
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity
   Class A                                                 808,056,488             110,670,374                        7.30
   Class B                                                 297,235,931              40,987,439                        7.25
   Class C                                                  11,875,411               1,638,182                        7.25
   Class I                                                      11,068                   1,513                        7.32
   Class Y                                                     168,909                  23,085                        7.32
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt
   Class A                                                  56,077,745              10,296,587                        5.45
   Class B                                                  17,522,009               3,217,293                        5.45
   Class C                                                   1,368,946                 251,459                        5.44
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt
   Class A                                                  53,273,688               9,955,048                        5.35
   Class B                                                   5,477,255               1,023,070                        5.35
   Class C                                                   1,841,153                 343,994                        5.35
--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - May 30, 2006                       Page 64

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET ASSET VALUE
                      FUND                                 NET ASSETS          SHARES OUTSTANDING             OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
   Class A                                                 341,393,866              63,764,004                        5.35
   Class B                                                  48,659,135               9,087,318                        5.35
   Class C                                                   9,005,026               1,681,783                        5.35
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
   Class A                                                  72,589,870              14,013,395                        5.18
   Class B                                                  10,908,968               2,105,995                        5.18
   Class C                                                   1,372,838                 265,013                        5.18
--------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt
   Class A                                                  51,047,773               9,547,336                        5.35
   Class B                                                   8,148,165               1,523,978                        5.35
   Class C                                                   1,913,283                 357,731                        5.35
--------------------------------------------------------------------------------------------------------------------------
Real Estate
   Class A                                                  61,688,427               4,590,743                       13.44
   Class B                                                  18,120,502               1,355,604                       13.37
   Class C                                                     930,923                  69,635                       13.37
   Class I                                                  52,785,478               3,922,401                       13.46
   Class Y                                                      35,779                   2,669                       13.41
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management
   Class A                                               3,053,596,963           3,053,389,372                        1.00
   Class B                                                 129,253,208             129,443,572                        1.00
   Class C                                                   2,169,631               2,169,977                        1.00
   Class I                                                  12,099,006              12,099,403                        1.00
   Class Y                                                 139,530,681             139,596,472                        1.00
--------------------------------------------------------------------------------------------------------------------------
Core Bond
   Class A                                                  39,922,457               4,107,510                        9.72
   Class B                                                  11,959,070               1,230,225                        9.72
   Class C                                                     595,484                  61,240                        9.72
   Class I                                                 113,058,521              11,642,707                        9.71
   Class Y                                                     100,477                  10,341                        9.72
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity
   Class A                                                  28,058,336               4,189,337                        6.70
   Class B                                                   9,287,787               1,402,057                        6.62
   Class C                                                     188,938                  28,519                        6.62
   Class I                                                  81,805,703              12,152,084                        6.73
   Class Y                                                      34,351                   5,118                        6.71
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                      N/A                    N/A                       N/A

--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                               N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                                             N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
Growth
   Class A                                               2,101,095,913              74,131,468                       28.34
   Class B                                                 578,073,340              22,222,644                       26.01
   Class C                                                  14,995,769                 576,446                       26.01
   Class I                                                 146,738,136               5,072,507                       28.93
   Class Y                                                 304,157,098              10,557,701                       28.81
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities
   Class A                                                 196,563,730              18,663,072                       10.53
   Class B                                                  79,198,259               7,522,267                       10.53
   Class C                                                   6,860,418                 651,716                       10.53
   Class I                                                  68,574,958               6,502,225                       10.55
   Class Y                                                     406,041                  38,524                       10.54
--------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 65

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET ASSET VALUE
                      FUND                                 NET ASSETS          SHARES OUTSTANDING             OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
   Class A                                                  86,210,888               8,606,293                       10.02
   Class B                                                  48,510,793               4,844,943                       10.01
   Class C                                                   3,772,778                 376,805                       10.01
   Class I                                                  51,702,672               5,161,341                       10.02
   Class Y                                                      10,016                   1,000                       10.02
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity
   Class A                                               1,030,109,387             195,824,050                        5.26
   Class B                                                 471,864,336              91,616,485                        5.15
   Class C                                                   9,284,115               1,799,299                        5.16
   Class I                                                  42,610,172               8,026,676                        5.31
   Class Y                                                     208,437                  39,442                        5.28
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value
   Class A                                                  74,114,932              12,713,655                        5.83
   Class B                                                  28,468,201               4,935,011                        5.77
   Class C                                                   1,392,159                 241,376                        5.77
   Class I                                                  37,827,081               6,453,226                        5.86
   Class Y                                                     140,096                  23,947                        5.85
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond
   Class A                                                  83,392,570               8,517,001                        9.79
   Class B                                                  25,023,689               2,555,305                        9.79
   Class C                                                   1,611,885                 164,656                        9.79
   Class I                                                  70,057,990               7,154,021                        9.79
   Class Y                                                      59,896                   6,118                        9.79
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond
   Class A                                               1,774,392,052             362,799,390                        4.89
   Class B                                                 484,320,317              99,003,330                        4.89
   Class C                                                  18,092,300               3,693,765                        4.90
   Class I                                                       9,963                   2,037                        4.89
   Class Y                                                 202,310,332              41,351,259                        4.89
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced
   Class A                                                 989,855,377             100,563,086                        9.84
   Class B                                                  81,235,914               8,306,982                        9.78
   Class C                                                   3,167,458                 324,045                        9.77
   Class Y                                                 164,005,099              16,664,056                        9.84
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
   Class A                                               3,750,608,952             309,712,571                       12.11
   Class B                                               1,141,027,745              94,507,900                       12.07
   Class C                                                  58,192,787               4,825,899                       12.06
   Class I                                                  95,655,178               7,887,479                       12.13
   Class Y                                                  57,832,165               4,771,115                       12.12
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
   Class A                                                 781,926,580              91,332,628                        8.56
   Class B                                                 242,239,643              28,890,614                        8.38
   Class C                                                  13,765,933               1,641,443                        8.39
   Class I                                                  11,962,819               1,382,578                        8.65
   Class Y                                                     817,961                  94,943                        8.62
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation
   Class A                                                 937,598,891              94,157,621                        9.96
   Class B                                                  96,316,098               9,745,469                        9.88
   Class C                                                   6,951,641                 705,134                        9.86
   Class Y                                                   4,286,744                 430,514                        9.96
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 66

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET ASSET VALUE
                      FUND                                 NET ASSETS          SHARES OUTSTANDING             OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                          N/A                    N/A                       N/A

--------------------------------------------------------------------------------------------------------------------------
Emerging Markets
   Class A                                                 294,798,922              35,826,550                        8.23
   Class B                                                  73,863,781               9,501,233                        7.77
   Class C                                                   2,661,530                 341,553                        7.79
   Class I                                                  19,381,418               2,322,319                        8.35
   Class Y                                                   2,447,909                 293,926                        8.33
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                     N/A                    N/A                       N/A
--------------------------------------------------------------------------------------------------------------------------
European Equity
   Class A                                                  78,423,112              18,715,930                        4.19
   Class B                                                  30,637,252               7,429,954                        4.12
   Class C                                                   1,384,438                 335,753                        4.12
   Class I                                                      12,031                   2,865                        4.20
   Class Y                                                      15,392                   3,668                        4.20
--------------------------------------------------------------------------------------------------------------------------
Global Bond
   Class A                                                 353,306,100              53,604,049                        6.59
   Class B                                                 110,636,065              16,777,180                        6.59
   Class C                                                   4,262,484                 649,122                        6.57
   Class I                                                  88,550,052              13,406,394                        6.61
   Class Y                                                      84,162                  12,737                        6.61
--------------------------------------------------------------------------------------------------------------------------
Global Equity
   Class A                                                 446,193,352              71,576,192                        6.23
   Class B                                                 101,828,582              17,316,751                        5.88
   Class C                                                   2,334,217                 399,315                        5.85
   Class Y                                                   6,374,512               1,013,563                        6.29
--------------------------------------------------------------------------------------------------------------------------
Global Technology
   Class A                                                 119,620,235              60,027,181                        1.99
   Class B                                                  46,433,081              26,742,918                        1.74
   Class C                                                   3,185,209               1,829,272                        1.74
   Class I                                                      11,844                   5,882                        2.01
   Class Y                                                     326,124                 162,930                        2.00
--------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth
   Class A                                                 215,872,577              26,820,498                        8.05
   Class B                                                  57,819,694               7,397,837                        7.82
   Class C                                                   3,261,563                 417,375                        7.81
   Class I                                                  82,548,346              10,155,034                        8.13
   Class Y                                                     515,894                  63,737                        8.09
--------------------------------------------------------------------------------------------------------------------------
International Equity
   Class A                                                  91,200,721              12,421,110                        7.34
   Class B                                                  24,016,557               3,318,677                        7.24
   Class C                                                   1,455,722                 201,064                        7.24
   Class I                                                  45,221,005               6,123,641                        7.38
   Class Y                                                      94,215                  12,808                        7.36
--------------------------------------------------------------------------------------------------------------------------
International Opportunity
   Class A                                                 407,578,897              53,203,222                        7.66
   Class B                                                  81,360,280              10,929,544                        7.44
   Class C                                                   2,726,160                 368,649                        7.40
   Class I                                                  49,993,704               6,452,691                        7.75
   Class Y                                                     366,531                  47,574                        7.70
--------------------------------------------------------------------------------------------------------------------------
International Select Value
   Class A                                                 998,861,154             111,046,133                        9.00
   Class B                                                 307,576,476              35,286,756                        8.72
   Class C                                                  17,029,395               1,954,898                        8.71
   Class I                                                  61,144,808               6,727,163                        9.09
   Class Y                                                     915,632                 101,103                        9.06
--------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 67

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           NET ASSET VALUE
                      FUND                                 NET ASSETS          SHARES OUTSTANDING             OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------------
International Small Cap
   Class A                                                  65,510,944               7,438,951                        8.81
   Class B                                                  16,955,452               1,972,160                        8.60
   Class C                                                     839,377                  97,387                        8.62
   Class I                                                  10,298,228               1,158,140                        8.89
   Class Y                                                      86,855                   9,817                        8.85
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
   Class A                                                 102,085,224              19,306,431                        5.29
   Class B                                                  16,816,090               3,182,725                        5.28
   Class C                                                   6,130,727               1,160,263                        5.28
   Class Y                                                       1,277                     243                        5.26
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
   Class A                                               1,376,047,279              94,971,809                       14.49
   Class B                                                 328,834,586              24,758,767                       13.28
   Class C                                                  12,425,207                 935,688                       13.28
   Class I                                                  43,239,318               2,931,586                       14.75
   Class Y                                                 202,816,215              13,821,344                       14.67
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
   Class A                                                 601,070,861             156,411,350                        3.84
   Class B                                                  28,874,300               7,513,770                        3.84
   Class C                                                   3,814,428                 992,278                        3.84
   Class Y                                                       1,871                     487                        3.84
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
   Class A                                               3,459,967,688             788,294,542                        4.39
   Class B                                                 190,108,346              43,318,158                        4.39
   Class C                                                  23,087,288               5,258,196                        4.39
   Class Y                                                       1,979                     451                        4.39
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    119,798,091             119,826,052                        1.00
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.



Statement of Additional Information - May 30, 2006                       Page 68

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



Statement of Additional Information - May 30, 2006                       Page 69

PORTFOLIO HOLDINGS DISCLOSURE


Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.


Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (www.riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least 30 days old.


From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


Statement of Additional Information - May 30, 2006                       Page 70

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.


Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

      o CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

      o CHANGES IN CAPITAL STRUCTURE -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

      o STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

      o SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.



Statement of Additional Information - May 30, 2006                       Page 71

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

Funds-of-funds only own shares of other RiverSource funds and vote proxies of those funds whenever shareholder meetings are held. Funds-of-funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource fund vote the proposal. Funds-of-funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD


Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge through www.riversource.com/funds, or searching the website of the SEC at www.sec.gov.


Statement of Additional Information - May 30, 2006                       Page 72

INVESTING IN A FUND

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A -- CALCULATION OF THE SALES CHARGE

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                                                   TABLE 10. CLASS A SALES CHARGE
--------------------------------------------------------------------------------------------------------------------------
           FUND CATEGORY              BALANCED, EQUITY, FUND OF FUNDS - EQUITY    FUND OF FUNDS - BOND, STATE TAX-EXEMPT
                                                                                   BOND, TAXABLE BOND, TAX-EXEMPT BOND
--------------------------------------------------------------------------------------------------------------------------
                                                              SALES CHARGE* AS A PERCENTAGE OF:
--------------------------------------------------------------------------------------------------------------------------
        TOTAL MARKET VALUE             PUBLIC OFFERING        NET AMOUNT          PUBLIC OFFERING         NET AMOUNT
                                           PRICE**             INVESTED               PRICE**              INVESTED
--------------------------------------------------------------------------------------------------------------------------
Up to $49,999                               5.75%                 6.10%                 4.75%                 4.99%
--------------------------------------------------------------------------------------------------------------------------
$50,000-$99,999                             4.75%                 4.99%                 4.25%                 4.44%
--------------------------------------------------------------------------------------------------------------------------
$100,000-$249,999                           3.50%                 3.63%                 3.50%                 3.63%
--------------------------------------------------------------------------------------------------------------------------
$250,000-$499,999                           2.50%                 2.56%                 2.50%                 2.56%
--------------------------------------------------------------------------------------------------------------------------
$500,000-$999,999                           2.00%                 2.04%                 2.00%                 2.04%
--------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more***                       0.00%                 0.00%                 0.00%                 0.00%
--------------------------------------------------------------------------------------------------------------------------

  * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **   Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary making such a sale. Money market funds do not have a sales charge for Class A shares.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - May 30, 2006                       Page 73

                                          TABLE 11. PUBLIC OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------
                        FUND                                NET ASSET VALUE      1.0 MINUS MAXIMUM      PUBLIC OFFERING
                                                                                     SALES CHARGE            PRICE
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                        $11.66                0.9425              $12.37
-----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                       10.36                0.9525               10.88
-----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                           11.06                0.9425               11.73
-----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                11.34                0.9425               12.03
-----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                              10.68                0.9525               11.21
-----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                       11.99                0.9425               12.72
-----------------------------------------------------------------------------------------------------------------------
Small Company Index                                                   8.97                0.9425                9.52
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                                           4.92       No sales charge                4.92
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------

Equity Value                                                         12.16                0.9425               12.90
-----------------------------------------------------------------------------------------------------------------------
Precious Metals                                                      14.73                0.9425               15.63
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                   7.23                0.9425                7.67
-----------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                      5.42                0.9425                5.75
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                   N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                     7.29                0.9425                7.73
-----------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                    5.79                0.9425                6.14
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                     5.45                0.9425                5.78
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                       2.86                0.9525                3.00
-----------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                            N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                         N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                         N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Select Value                                                          6.65                0.9425                7.06
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                        4.79                0.9525                5.03
-----------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                      5.81                0.9425                6.16
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                       6.62                0.9425                7.02
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                              5.12                0.9525                5.38
-----------------------------------------------------------------------------------------------------------------------
Value                                                                 5.36                0.9425                5.69
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                 5.27                0.9525                5.53
-----------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                  7.30                0.9425                7.75
-----------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                              5.45                0.9525                5.72
-----------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                   5.35                0.9525                5.62
-----------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                                  5.35                0.9525                5.62
-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 74

-----------------------------------------------------------------------------------------------------------------------
                        FUND                                NET ASSET VALUE      1.0 MINUS MAXIMUM      PUBLIC OFFERING
                                                                                     SALES CHARGE            PRICE
-----------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                   5.18                0.9525                5.44
-----------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                       5.35                0.9525                5.62
-----------------------------------------------------------------------------------------------------------------------
Real Estate                                                          13.44                0.9425               14.26
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------
Cash Management                                                       1.00       No sales charge                1.00
-----------------------------------------------------------------------------------------------------------------------
Core Bond                                                             9.72                0.9525               10.20
-----------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                    6.70                0.9425                7.11
-----------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                                   N/A                   N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                            N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Floating Rate                                                          N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
Growth                                                               28.34                0.9425               30.07
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                 10.53                0.9525               11.06
-----------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                       10.02                0.9525               10.52
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                      5.26                0.9425                5.58
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                       5.83                0.9425                6.19
-----------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                 9.79                0.9525               10.28
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                      4.89                0.9525                5.13
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------
Balanced                                                              9.84                0.9425               10.44
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                            12.11                0.9425               12.85
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                         8.56                0.9425                9.08
-----------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                  9.96                0.9425               10.57
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                                       N/A                   N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                      8.23                0.9425                8.73
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                  N/A                   N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
European Equity                                                       4.19                0.9425                4.45
-----------------------------------------------------------------------------------------------------------------------
Global Bond                                                           6.59                0.9525                6.92
-----------------------------------------------------------------------------------------------------------------------
Global Equity                                                         6.23                0.9425                6.61
-----------------------------------------------------------------------------------------------------------------------
Global Technology                                                     1.99                0.9425                2.11
-----------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                       8.05                0.9425                8.54
-----------------------------------------------------------------------------------------------------------------------
International Equity                                                  7.34                0.9425                7.79
-----------------------------------------------------------------------------------------------------------------------
International Opportunity                                             7.66                0.9425                8.13
-----------------------------------------------------------------------------------------------------------------------
International Select Value                                            9.00                0.9425                9.55
-----------------------------------------------------------------------------------------------------------------------
International Small Cap                                               8.81                0.9425                9.35
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                               5.29                0.9525                5.55
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                       14.49                0.9425               15.37
-----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                       3.84                0.9525                4.03
-----------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                4.39                0.9525                4.61
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                               1.00       No sales charge                1.00
-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 75

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

                               DEFERRED SALES CHARGE
      ------------------------------------------------------------------------
           TOTAL PLAN ASSETS                NUMBER OF PARTICIPANTS
      ------------------------------------------------------------------------
                                      1-99                  100 OR MORE
      ------------------------------------------------------------------------
      Less than $1 million             4%                        0%
      ------------------------------------------------------------------------
      $1 million or more               0%                        0%
      ------------------------------------------------------------------------




CLASS A -- LETTER OF INTENT (LOI)


If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before your financial institution receives your signed LOI will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of an RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial adviser in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


Statement of Additional Information - May 30, 2006                       Page 76

CLASS B SHARES

Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS Y SHARES

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee, but have a separate shareholder service fee. The following investors are eligible to purchase Class Y shares:

      o     Qualified employee benefit plans* if the plan:

            o uses a daily transfer recordkeeping service offering participants daily access to RiverSource funds and has

                  o     at least $10 million in plan assets or

                  o     500 or more participants; or

            o     does not use daily transfer recordkeeping and has

                  o     at least $3 million invested in RiverSource funds or

                  o     500 or more participants.

            A plan that qualifies for investment in Class E or Y may continue to invest in Class E or Y even if it subsequently falls below the required level of assets or participants.

      o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource funds.

      o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

      o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

MONEY MARKET FUNDS

The minimum purchase amount for directors, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.



Statement of Additional Information - May 30, 2006                       Page 77

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.




REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserves the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.



Statement of Additional Information - May 30, 2006                       Page 78

PAY-OUT PLANS


You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.


Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.



Statement of Additional Information - May 30, 2006                       Page 79

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                  TABLE 12. CAPITAL LOSS CARRYOVER
------------------------------------------------------------------------------------------------------------------------------------
                         TOTAL       AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT       AMOUNT      AMOUNT
        FUND         CAPITAL LOSS   EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING   EXPIRING IN   EXPIRING
                      CARRYOVERS     IN 2007     IN 2008     IN 2009     IN 2010     IN 2011     IN 2012       2013       IN 2014
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                0
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                0
Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                0
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                0
Moderate Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                0
Moderate
Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                0
Total Equity
------------------------------------------------------------------------------------------------------------------------------------
Small                            0
Company Index
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index           32,236,725           0           0   2,387,603   5,416,211           0  14,802,476    9,630,435           0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------

Equity Value           110,768,162           0           0           0           0  68,592,915  42,175,247            0           0
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals          1,549,744           0           0           0           0           0           0    1,549,744           0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage              0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045           N/A
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 80

------------------------------------------------------------------------------------------------------------------------------------
                         TOTAL       AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT       AMOUNT     AMOUNT
        FUND         CAPITAL LOSS   EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING     EXPIRING   EXPIRING
                      CARRYOVERS     IN 2007     IN 2008     IN 2009     IN 2010     IN 2011     IN 2012     IN 2013     IN 2014
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth          593,899        0           0            0            0            0           0      593,899           0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth         645,527        0           0            0            0            0           0      320,705     324,822
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value       10,783,099        0           0            0      180,117    5,185,330   2,015,696    1,996,447   1,405,509
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond      1,376,361,404        0  80,574,095  226,001,198  517,121,802  552,664,309           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A
Basic Income
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A
Enhanced Income
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A
Moderate Income
------------------------------------------------------------------------------------------------------------------------------------
Select Value            35,108,088        0           0            0   15,995,507   16,604,151   2,508,430            0           0
------------------------------------------------------------------------------------------------------------------------------------
Short Duration         205,645,039        0  35,174,077  117,356,906            0            0           0   36,267,962  16,846,094
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                 0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                  0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government  Mortgage        0
------------------------------------------------------------------------------------------------------------------------------------
Value                            0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
California                       0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity   501,472,613        0           0            0            0  501,472,613           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                    0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Michigan                         0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Minnesota                        0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
New York                         0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Ohio                        87,465        0           0            0            0            0           0       87,465           0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                      0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                  0
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                  138,430        0           0            0            0            0           0            0     138,430
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity               0
------------------------------------------------------------------------------------------------------------------------------------

Disciplined Small              N/A
and Mid Cap Equity

------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small              N/A
Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                 913,031,953        0           0            0  544,257,626  368,774,327           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities             0
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 81

                                               TABLE 12. CAPITAL LOSS CARRYOVER
------------------------------------------------------------------------------------------------------------------------------------
                         TOTAL       AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT       AMOUNT     AMOUNT
        FUND         CAPITAL LOSS   EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING     EXPIRING   EXPIRING
                      CARRYOVERS     IN 2007     IN 2008     IN 2009     IN 2010     IN 2011     IN 2012     IN 2013     IN 2014
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected         52,096        0           0            0            0            0           0            0      52,096
Securities
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity       953,822,923        0 506,643,917  416,711,846   20,988,174    9,478,986           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  0
------------------------------------------------------------------------------------------------------------------------------------
Limited                     34,483        0           0            0            0            0           0            0      34,483
Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond       104,817,787        0           0   78,698,873   26,118,914            0           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced               836,509,970        0           0            0  442,946,112  368,676,980  24,886,878            0           0
------------------------------------------------------------------------------------------------------------------------------------
Diversified                      0
Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    0
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation   112,166,989        0           0            0    9,602,040  102,564,949           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------

Disciplined                    N/A
International Equity

------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets           898,826        0           0      898,826            0            0           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Emerging                       N/A
Markets Bond
------------------------------------------------------------------------------------------------------------------------------------
European Equity         88,587,807        0           0   67,052,074   16,514,518    5,021,215           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Global Bond              6,100,374        0           0            0    6,100,374            0           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Global Equity          565,449,466        0           0  391,304,630  143,634,885   30,509,951           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Global Technology      386,068,821        0           0  304,769,594   81,299,227            0           0            0           0
------------------------------------------------------------------------------------------------------------------------------------
International                    0
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
International Equity             0
------------------------------------------------------------------------------------------------------------------------------------
International          419,302,462        0           0  321,807,492   59,231,998   38,262,972           0            0           0
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
International                    0
Select Value
------------------------------------------------------------------------------------------------------------------------------------
International                    0
Small Cap
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate                     0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                  0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                       0
High Income
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money            22,784        0         166            0       18,331            0           0        4,287           0
Market
------------------------------------------------------------------------------------------------------------------------------------


It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.



Statement of Additional Information - May 30, 2006                       Page 82

TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE

You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT BOND AND TAX-EXEMPT BOND FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE BOND FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - May 30, 2006                       Page 83

                                    TABLE 13. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME
-------------------------------------------------------------------------------------------------------------------------
                     FUND                           PERCENT OF DIVIDENDS QUALIFYING         QUALIFIED DIVIDEND INCOME
                                                        FOR CORPORATE DEDUCTION                  FOR INDIVIDUALS
-------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                    24.01%                                44.44%
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                   5.29                                 10.05
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                       11.64                                21.59
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                            16.98                                31.55
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                          8.29                                 15.39
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                   34.10                                63.40
-------------------------------------------------------------------------------------------------------------------------
Small Company Index                                             100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                   100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------
Equity Value                                                    100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------

Precious Metals                                                    0                                    0
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                              35.64                                36.35
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                   0                                    0
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                              N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                3.17                                 3.23
-------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                               19.07                                19.00
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                               100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                  0.99                                 0.99
-------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                       N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                    N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                    N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Select Value                                                    100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                     0                                    0
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                 6.07                                 6.31
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                  33.67                                43.71
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                           0                                    0
-------------------------------------------------------------------------------------------------------------------------
Value                                                           100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                              0                                    0
-------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                            100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                           0                                    0
-------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                0                                    0
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 84

-------------------------------------------------------------------------------------------------------------------------
                     FUND                           PERCENT OF DIVIDENDS QUALIFYING         QUALIFIED DIVIDEND INCOME
                                                        FOR CORPORATE DEDUCTION                  FOR INDIVIDUALS
-------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                               0                                    0
-------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                0                                    0
-------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                    0                                    0
-------------------------------------------------------------------------------------------------------------------------
Real Estate                                                      0.12                                 1.61
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------
Cash Management                                                    0                                    0
-------------------------------------------------------------------------------------------------------------------------
Core Bond                                                          0                                    0
-------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                               34.99                                35.08
-------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                              N/A                                  N/A

-------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                       N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                     N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Growth                                                             0                                    0
-------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                             0.13                                 0.13
-------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                     0                                    0
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                 91.46                                91.96
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                  50.94                                55.22
-------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                              0                                    0
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                   0                                    0
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Balanced                                                         61.50                                68.42
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                       100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                    78.07                                83.61
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                             78.92                                99.76
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                                  N/A                                  N/A

-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                   0                                 100.00
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                             N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
European Equity                                                    0                                 100.00
-------------------------------------------------------------------------------------------------------------------------
Global Bond                                                        0                                    0
-------------------------------------------------------------------------------------------------------------------------
Global Equity                                                   100.00                               100.00
-------------------------------------------------------------------------------------------------------------------------
Global Technology                                                  0                                    0
-------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                  1.48                                 99.98
-------------------------------------------------------------------------------------------------------------------------
International Equity                                             0.19                                 47.51
-------------------------------------------------------------------------------------------------------------------------
International Opportunity                                          0                                 100.00
-------------------------------------------------------------------------------------------------------------------------
International Select Value                                         0                                    0
-------------------------------------------------------------------------------------------------------------------------
International Small Cap                                            0                                  36.78
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                            0                                    0
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                     0                                    0
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                    0                                    0
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                             0                                    0
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                            0                                    0
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 85

A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


Statement of Additional Information - May 30, 2006                       Page 86

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

                               TABLE 14. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                              First $0.50            0.890%                     0.890%
                                                Next 0.50             0.865
                                                 Next 1.0             0.840
                                                 Next 1.0             0.815
                                                 Next 3.0             0.790
                                                 Over 6.0             0.765
------------------------------------------------------------------------------------------------------------------------
Balanced                                        First $1.0            0.530                      0.525*
                                                 Next 1.0             0.505
                                                 Next 1.0             0.480
                                                 Next 3.0             0.455
                                                 Next 1.5             0.430
                                                 Next 2.5             0.410
                                                 Next 5.0             0.390
                                                 Next 9.0             0.370
                                                Over 24.0             0.350
------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                          First $0.25            0.410         California - 0.470*
Massachusetts Tax-Exempt                        Next 0.25             0.385         Massachusetts - 0.470*
Michigan Tax-Exempt                             Next 0.25             0.360         Michigan - 0.470*
Minnesota Tax-Exempt                            Next 0.25             0.345         Minnesota - 0.461*
New York Tax-Exempt                              Next 6.5             0.320         New York - 0.470*
Ohio Tax-Exempt                                  Next 2.5             0.310         Ohio - 0.470*
                                                 Next 5.0             0.300
                                                 Next 9.0             0.290
                                                Next 26.0             0.270
                                                Over 50.0             0.250
------------------------------------------------------------------------------------------------------------------------
Cash Management                                 First $1.0            0.330                      0.327*
                                                 Next 0.5             0.313
                                                 Next 0.5             0.295
                                                 Next 0.5             0.278
                                                 Next 2.5             0.260
                                                 Next 1.0             0.240
                                                 Next 1.5             0.220
                                                 Next 1.5             0.215
                                                 Next 1.0             0.190
                                                 Next 5.0             0.180
                                                 Next 5.0             0.170
                                                 Next 4.0             0.160
                                                Over 24.0             0.150
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 87

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------
Core Bond                                       First $1.0            0.480         Core Bond - 0.540*
Diversified Bond                                 Next 1.0             0.455         Diversified Bond - 0.500*
Limited Duration Bond                            Next 1.0             0.430         Limited Duration Bond - 0.540*
                                                 Next 3.0             0.405
                                                 Next 1.5             0.380
                                                 Next 1.5             0.365
                                                 Next 1.0             0.360
                                                 Next 5.0             0.350
                                                 Next 5.0             0.340
                                                 Next 4.0             0.330
                                                Next 26.0             0.310
                                                Over 50.0             0.290
------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                              First $1.0            0.600         Disciplined Equity - 0.600*
Diversified Equity Income                        Next 1.0             0.575         Diversified Equity Income - 0.462*
Growth                                           Next 1.0             0.550         Growth - 0.573*
Large Cap Equity                                 Next 3.0             0.525         Large Cap Equity - 0.591*
Large Cap Value                                  Next 1.5             0.500         Large Cap Value - 0.600*
                                                 Next 2.5             0.485
                                                 Next 5.0             0.470
                                                 Next 5.0             0.450
                                                 Next 4.0             0.425
                                                Next 26.0             0.400
                                                Over 50.0             0.375
------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity European      First $0.25            0.800         Disciplined International Equity -
Equity                                          Next 0.25             0.775         N/A
Global Equity                                   Next 0.25             0.750         European Equity - 0.800*
International Opportunity                       Next 0.25             0.725         Global Equity - 0.784*
                                                 Next 1.0             0.700         International Opportunity - 0.785*
                                                 Next 5.5             0.675
                                                 Next 2.5             0.660
                                                 Next 5.0             0.645
                                                 Next 5.0             0.635
                                                 Next 4.0             0.610
                                                Next 26.0             0.600
                                                Over 50.0             0.570

------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity            First $1.0            0.700         Disciplined Small and Mid Cap
Mid Cap Growth                                   Next 1.0             0.675         Equity - N/A
                                                 Next 1.0             0.650         Mid Cap Growth - 0.588*
                                                 Next 3.0             0.625
                                                 Next 1.5             0.600
                                                 Next 2.5             0.575
                                                 Next 5.0             0.550
                                                 Next 9.0             0.525
                                                Next 26.0             0.500
                                                Over 50.0             0.475
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 88

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                    First $0.25            0.850                      N/A
                                                Next 0.25             0.825
                                                Next 0.25             0.800
                                                Next 0.25             0.775
                                                 Next 1.0             0.750
                                                 Over 2.0             0.725
------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           First $0.50            0.610                      0.594*
                                                Next 0.50             0.585
                                                 Next 1.0             0.560
                                                 Next 1.0             0.535
                                                 Next 3.0             0.510
                                                 Next 4.0             0.480
                                                 Next 5.0             0.470
                                                 Next 5.0             0.450
                                                 Next 4.0             0.425
                                                Next 26.0             0.400
                                                Over 50.0             0.375
------------------------------------------------------------------------------------------------------------------------
Emerging Markets                               First $0.25            1.100                      1.093*
                                                Next 0.25             1.080
                                                Next 0.25             1.060
                                                Next 0.25             1.040
                                                 Next 1.0             1.020
                                                 Next 5.5             1.000
                                                 Next 2.5             0.985
                                                 Next 5.0             0.970
                                                 Net 5.0              0.960
                                                 Next 4.0             0.935
                                                Next 26.0             0.920
                                                Over 50.0             0.900
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                          First $0.25            0.720         Emerging Markets Bond - N/A
Global Bond                                     Next 0.25             0.695         Global Bond - 0.754*
                                                Next 0.25             0.670
                                                Next 0.25             0.645
                                                 Next 6.5             0.620
                                                 Next 2.5             0.605
                                                 Next 5.0             0.590
                                                 Next 5.0             0.580
                                                 Next 4.0             0.560
                                                Next 26.0             0.540
                                                Over 50.0             0.520
------------------------------------------------------------------------------------------------------------------------

Equity Value                                   First $0.50            0.530                      0.512
                                                Next 0.50             0.505
                                                 Next 1.0             0.480
                                                 Next 1.0             0.455
                                                 Next 3.0             0.430
                                                 Over 6.0             0.400
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 89

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------


Floating Rate                                   First $1.0            0.610         Floating Rate - N/A
Income Opportunities                             Next 1.0             0.585         Income Opportunities - 0.610*
                                                 Next 1.0             0.560
                                                 Next 3.0             0.535
                                                 Next 1.5             0.510
                                                 Next 1.5             0.495
                                                 Next 1.0             0.470
                                                 Next 5.0             0.455
                                                 Next 5.0             0.445
                                                 Next 4.0             0.420
                                                Next 26.0             0.405
                                                Over 50.0             0.380
------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                              First $1.0            0.780                      0.780
                                                 Next 1.0             0.755
                                                 Next 1.0             0.730
                                                 Next 3.0             0.705
                                                 Over 6.0             0.680
------------------------------------------------------------------------------------------------------------------------
Fundamental Value                              First $0.50            0.730         Fundamental Value - 0.718
Value                                           Next 0.50             0.705         Value - 0.730
                                                 Next 1.0             0.680
                                                 Next 1.0             0.655
                                                 Next 3.0             0.630
                                                 Over 6.0             0.600
------------------------------------------------------------------------------------------------------------------------
Global Technology                              First $0.25            0.720                        0.720
                                                Next 0.25             0.695
                                                Next 0.25             0.670
                                                Next 0.25             0.645
                                                 Next 1.0             0.620
                                                 Over 2.0             0.595
------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 First $1.0            0.590                        0.568*
                                                 Next 1.0             0.565
                                                 Next 1.0             0.540
                                                 Next 3.0             0.515
                                                 Next 1.5             0.490
                                                 Next 1.5             0.475
                                                 Next 1.0             0.450
                                                 Next 5.0             0.435
                                                 Next 5.0             0.425
                                                 Next 4.0             0.400
                                                Next 26.0             0.385
                                                Over 50.0             0.360
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 90

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                        N/A                 N/A          Income Builder Funds - N/A
Income Builder Enhanced Income                                                      Portfolio Builder Funds - 0.080*
Income Builder Moderate Income                                                      Retirement Plus Funds - N/A
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045

------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                  First $1.0            0.440                        0.440*
                                                 Next 1.0             0.415
                                                 Next 1.0             0.390
                                                 Next 3.0             0.365
                                                 Next 1.5             0.340
                                                 Next 1.5             0.325
                                                 Next 1.0             0.320
                                                 Next 5.0             0.310
                                                 Next 5.0             0.300
                                                 Next 4.0             0.290
                                                Next 26.0             0.270
                                                Over 50.0             0.250
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         First $1.0            0.390                        0.450*
                                                 Next 1.0             0.365
                                                 Next 1.0             0.340
                                                 Next 3.0             0.315
                                                 Next 1.5             0.290
                                                 Next 2.5             0.280
                                                 Next 5.0             0.270
                                                Next 35.0             0.260
                                                Over 50.0             0.250
------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                First $0.25            1.000                        0.992
                                                Next 0.25             0.975
                                                Next 0.25             0.950
                                                Next 0.25             0.925
                                                 Next 1.0             0.900
                                                 Over 2.0             0.875
------------------------------------------------------------------------------------------------------------------------
International Equity                           First $0.25            0.970                        0.970
                                                Next 0.25             0.945
                                                Next 0.25             0.920
                                                Next 0.25             0.895
                                                 Next 1.0             0.870
                                                 Over 2.0             0.845
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 91

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------
International Select Value                     First $0.25            0.900                        0.845
                                                Next 0.25             0.875
                                                Next 0.25             0.850
                                                Next 0.25             0.825
                                                 Next 1.0             0.800
                                                 Over 2.0             0.775
------------------------------------------------------------------------------------------------------------------------
International Small Cap                        First $0.25            1.120                        1.120
                                                Next 0.25             1.095
                                                Next 0.25             1.070
                                                Next 0.25             1.045
                                                 Next 1.0             1.020
                                                 Over 2.0             0.995
------------------------------------------------------------------------------------------------------------------------


Mid Cap Value                                   First $1.0            0.700                        0.699*
                                                 Next 1.0             0.675
                                                 Next 1.0             0.650
                                                 Next 3.0             0.625
                                                 Next 1.5             0.600
                                                 Next 2.5             0.575
                                                 Next 5.0             0.550
                                                 Next 9.0             0.525
                                                Next 26.0             0.500
                                                Over 50.0             0.475
------------------------------------------------------------------------------------------------------------------------
Precious Metals                                First $0.25            0.800                        0.800
                                                Next 0.25             0.775
                                                Next 0.25             0.750
                                                Next 0.25             0.725
                                                 Next 1.0             0.700
                                                 Over 2.0             0.675
------------------------------------------------------------------------------------------------------------------------
Real Estate                                     First $1.0            0.840                        0.840
                                                 Next 1.0             0.815
                                                 Next 1.0             0.790
                                                 Next 3.0             0.765
                                                 Next 6.0             0.740
                                                Next 12.0             0.730
                                                Over 24.0             0.720
------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                                   First $1.0            0.220                        0.220*

                                                 Next 1.0             0.210
                                                 Next 1.0             0.200
                                                 Next 4.5             0.190
                                                 Next 2.5             0.180
                                                 Next 5.0             0.170
                                                 Next 9.0             0.160
                                                Next 26.0             0.140
                                                Over 50.0             0.120
------------------------------------------------------------------------------------------------------------------------
Select Value                                   First $0.50            0.780                        0.772
                                                Next 0.50             0.755
                                                 Next 1.0             0.730
                                                 Next 1.0             0.705
                                                 Next 3.0             0.680
                                                 Over 6.0             0.650
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 92

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  First $1.0            0.480                        0.510*
                                                 Next 1.0             0.455
                                                 Next 1.0             0.430
                                                 Next 3.0             0.405
                                                 Next 1.5             0.380
                                                 Next 1.5             0.365
                                                 Next 1.0             0.340
                                                 Next 5.0             0.325
                                                 Next 5.0             0.315
                                                 Next 4.0             0.290
                                                Next 26.0             0.275
                                                Over 50.0             0.250
------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                            First $0.25            0.790                        0.760

                                                Next 0.25             0.765
                                                Next 0.25             0.740
                                                Next 0.25             0.715
                                                 Next 1.0             0.690
                                                 Over 2.0             0.665
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                               First $0.25            0.970                        0.970
                                                Next 0.25             0.945
                                                Next 0.25             0.920
                                                Next 0.25             0.895
                                                 Over 1.0             0.870
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                               First $0.25            0.920                        0.920
                                                Next 0.25             0.895
                                                Next 0.25             0.870
                                                Next 0.25             0.845
                                                 Next 1.0             0.820
                                                 Over 2.0             0.795
------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                First $0.25            0.970                        0.926*
                                                Next 0.25             0.945
                                                Next 0.25             0.920
                                                Next 0.25             0.895
                                                 Over 1.0             0.870
------------------------------------------------------------------------------------------------------------------------

Small Company Index                            First $0.25            0.360                        0.340*

                                                Next 0.25             0.350
                                                Next 0.25             0.340
                                                Next 0.25             0.330
                                                 Next 6.5             0.320
                                                 Next 7.5             0.300
                                                 Next 9.0             0.280
                                                Next 26.0             0.260
                                                Over 50.0             0.240
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 93

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                            First $1.0            0.570                        0.516*
                                                 Next 1.0             0.545
                                                 Next 1.0             0.520
                                                 Next 3.0             0.495
                                                 Next 1.5             0.470
                                                 Next 2.5             0.450
                                                 Next 5.0             0.430
                                                 Next 9.0             0.410
                                                Over 24.0             0.390
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 First $1.0            0.410                        0.450*
                                                 Next 1.0             0.385
                                                 Next 1.0             0.360
                                                 Next 3.0             0.335
                                                 Next 1.5             0.310
                                                 Next 2.5             0.300
                                                 Next 5.0             0.290
                                                 Next 9.0             0.280
                                                Next 26.0             0.260
                                                Over 50.0             0.250
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          First $1.0            0.470                        0.456*
                                                 Next 1.0             0.445
                                                 Next 1.0             0.420
                                                 Next 3.0             0.395
                                                 Next 1.5             0.370
                                                 Next 2.5             0.360
                                                 Next 5.0             0.350
                                                 Next 9.0             0.340
                                                Next 26.0             0.320
                                                Over 50.0             0.300
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         First $0.5            0.310                        0.360*
                                                 Next 0.5             0.295
                                                 Next 0.5             0.278
                                                 Next 2.5             0.260
                                                 Next 1.0             0.240
                                                 Next 1.5             0.220
                                                 Next 1.5             0.215
                                                 Next 1.0             0.190
                                                 Next 5.0             0.180
                                                 Next 5.0             0.170
                                                 Next 4.0             0.160
                                                Over 24.0             0.150
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 94

------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT
                                                                       EACH            DAILY RATE ON LAST DAY OF MOST
                   FUND                     ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        First $1.0            0.480                        0.520*
                                                 Next 1.0             0.455
                                                 Next 1.0             0.430
                                                 Next 3.0             0.405
                                                 Next 1.5             0.380
                                                 Next 1.5             0.365
                                                 Next 1.0             0.360
                                                 Next 5.0             0.350
                                                 Next 5.0             0.340
                                                 Next 4.0             0.330
                                                Next 26.0             0.310
                                                Over 50.0             0.290
-------------------------------------------------------------------------------------------------------------------------

* Effective March 1, 2006, the funds' shareholders approved a change to the Investment Management fee schedule under the Investment Management Services Agreement between RiverSource Investments, LLC and the funds.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                      TABLE 15. LIPPER INDEXES
--------------------------------------------------------------------------------------------------------------------------
          FUND                                           LIPPER INDEX                         FEE INCREASE OR (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------

Equity Value                                      Lipper Large-Cap Value Funds                                  1,268,814
--------------------------------------------------------------------------------------------------------------------------
Precious Metals                                   Lipper Gold Funds                                              (94,844)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                               Lipper Small-Cap Core Funds                                    (72,920)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                  Lipper Small-Cap Growth Funds                                 (142,912)

--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                 Lipper Mid-Cap Growth Funds                                       1,158
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                Lipper Large-Cap Growth Funds                                  (31,784)
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                 Lipper Large-Cap Value Funds                                     39,947
--------------------------------------------------------------------------------------------------------------------------
Select Value                                      Lipper Multi-Cap Value Funds                                  (211,710)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                  Lipper Small-Cap Core Funds                                     (4,445)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                   Lipper Small-Cap Value Funds                                  (576,478)
--------------------------------------------------------------------------------------------------------------------------
Value                                             Lipper Large-Cap Value Funds                                   (69,520)
--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                              Lipper Equity Income Funds                                       29,485
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                       Lipper Real Estate Funds                                          8,364
--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                Lipper Large-Cap Core Funds                                      15,749
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity              Lipper Mid-Cap Core Funds                                           N/A

--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                       Lipper Small-Cap Value Funds                                        N/A
--------------------------------------------------------------------------------------------------------------------------
Growth                                            Lipper Large-Cap Growth Funds                                 1,705,757
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                  Lipper Large-Cap Core Funds                                   (414,150)
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   Lipper Large-Cap Value Funds                                   (14,485)
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 95

                                                      TABLE 15. LIPPER INDEXES
--------------------------------------------------------------------------------------------------------------------------
          FUND                                           LIPPER INDEX                         FEE INCREASE OR  (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                                          Lipper Balanced Funds                                           188,433
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                         Lipper Equity Income Funds                                    4,016,026
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     Lipper Mid-Cap Value Funds                                      573,945
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                              Lipper Flexible Portfolio Funds                                 722,849
--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                  Lipper International Large-Cap Core Funds                           N/A

--------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                  Lipper Emerging Markets Funds                                 (251,371)
--------------------------------------------------------------------------------------------------------------------------
European Equity                                   Lipper European Funds                                         (150,680)
--------------------------------------------------------------------------------------------------------------------------
Global Equity                                     Lipper Global Funds                                             417,773
--------------------------------------------------------------------------------------------------------------------------
Global Technology                                 Lipper Science and Technology Funds                             197,924
--------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth*                  Lipper International Multi-Cap Growth Funds                     122,027
--------------------------------------------------------------------------------------------------------------------------
International Equity                              Lipper International Funds                                    (117,424)
--------------------------------------------------------------------------------------------------------------------------
International Opportunity*                        Lipper International Large-Cap Core Funds                     (312,535)
--------------------------------------------------------------------------------------------------------------------------
International Select Value**                      Lipper International Multi-Cap Value Funds                      303,325
--------------------------------------------------------------------------------------------------------------------------
International Small Cap                           Lipper International Small-Cap Funds                           (91,346)
--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    Lipper Mid-Cap Growth Funds                                 (1,315,340)
--------------------------------------------------------------------------------------------------------------------------

 * The index against which the Fund's performance was measured prior to Jan. 1, 2005 was the Lipper International Funds Index.

** The index against which the Fund's performance was measured prior to July 1, 2004 was the Lipper International Funds Index.

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

                                       TABLE 16. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION
---------------------------------------------------------------------------------------------------------------------------
                        EQUITY FUNDS                                                 BALANCED FUNDS
----------------------------------------------------------------------------------------------------------------------------
   PERFORMANCE                                                   PERFORMANCE
    DIFFERENCE                   ADJUSTMENT RATE                  DIFFERENCE                  ADJUSTMENT RATE
----------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%         0                                          0.00%-0.50%       0
----------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%         6 basis points times the performance       0.50%-1.00%       6 basis points times the performance
                    difference over 0.50%, times 100                             difference over 0.50%, times 100
                    (maximum of 3 basis points if a                              (maximum of 3 basis points if a
                    1% performance difference)                                   1% performance difference)
----------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%         3 basis points, plus 3 basis points        1.00%-2.00%       3 basis points, plus 3 basis points
                    times the performance difference over                        times the performance difference over
                    1.00%, times 100 (maximum 6 basis points                     1.00%, times 100 (maximum 6 basis points
                    if a 2% performance difference)                              if a 2% performance difference)
----------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%         6 basis points, plus 2 basis points        2.00%-3.00%       6 basis points, plus 2 basis points
                    times the performance difference over                        times the performance difference over
                    2.00%, times 100 (maximum 10 basis                           2.00%, times 100 (maximum 8 basis points
                    points if a 4% performance difference)                       if a 3% performance difference)
----------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%         10 basis points, plus 1 basis point        3.00% or more     8 basis points
                    times the performance difference over
                    4.00%, times 100 (maximum 12 basis
                    points if a 6% performance difference)
----------------------------------------------------------------------------------------------------------------------------
6.00% or more       12 basis points
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 96

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including:

(1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or

(2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                         TABLE 17. MANAGEMENT FEES AND NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT FEES                       NONADVISORY EXPENSES
                  FUND                   -------------------------------------------------------------------------------------
                                               2006          2005          2004          2006         2005         2004
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                   $204,941    $   55,141(a)         N/A     $154,484      $34,746          N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                   71,579        23,875(a)         N/A      117,318       43,296          N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      342,180        93,838(a)         N/A      251,538      142,907          N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           418,633       112,009(a)         N/A      269,480      116,480          N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         137,483        43,118(a)         N/A      144,243       75,264          N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                  165,740        43,835(a)         N/A      122,935       27,696          N/A
------------------------------------------------------------------------------------------------------------------------------
Small Company Index                           4,419,815     4,547,058      3,962,556      471,768      536,282      604,079
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   706,270       933,587        954,894     (357,906)    (402,204)     (24,079)
------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------

Equity Value                                  7,043,854     6,836,800      6,126,938      400,520      465,953      493,392
------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                 579,779       659,595        724,228      207,159      176,012      175,964
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           5,845,601     6,341,134      5,102,126      510,707      533,489      227,451
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                              1,878,991     2,276,290      2,359,429      343,335      421,008      360,064
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                       Page 97


------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT FEES                       NONADVISORY EXPENSES
                  FUND                   -------------------------------------------------------------------------------------
                                               2005          2004          2003          2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                               399,501       117,564          3,774(b)    82,999       18,117        1,282(b)
------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                              410,475        79,513          3,368(b)   177,899       24,370          489(b)
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                             5,556,219     3,377,169      2,055,809      488,580      210,468      (38,629)
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                              14,973,845    15,136,003     12,593,999      817,018    1,035,459      900,663
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                         N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                      N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                      N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Select Value                                  5,256,934     2,995,527      1,268,532      423,030      283,570      (42,902)
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government               10,141,504    14,303,395     15,837,132     (958,143)   1,172,005    1,516,688
------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                              1,560,155     1,108,923        375,456        6,490      (76,600)     (50,972)
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                               9,857,858     7,749,795      5,539,260      788,885      675,289     (136,624)
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                      1,532,464     2,063,726      1,714,820     (188,134)      18,299      101,644
------------------------------------------------------------------------------------------------------------------------------
Value                                         3,311,867     2,926,194      1,925,005      285,856      202,871       42,263
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                         1,010,591     1,129,991      1,273,942      116,440      139,264      126,709
------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                          6,201,403     5,081,258      7,090,687      453,329      596,965      562,883
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                        372,649       427,506        455,856       43,112       52,958       54,428
------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                             294,025       342,995        387,348       36,732       43,425       53,043
------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                          1,895,714     2,045,996      2,129,734      161,536      182,884      159,041
------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                             434,449       495,538        549,702       54,945       62,139       73,579
------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                 307,214       360,176        397,430       38,356       43,070       54,325
------------------------------------------------------------------------------------------------------------------------------
Real Estate                                     725,491        37,549(c)         N/A      133,564        8,198(c)       N/A
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------
Cash Management                              12,052,160    14,155,568     17,632,026    1,220,672    2,243,652    2,781,187
------------------------------------------------------------------------------------------------------------------------------
Core Bond                                       846,872       417,836         32,016(d)    99,940       69,699        7,553(d)
------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                              408,720        83,580         11,265(e)   130,016        8,110        4,595(e)
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                N/A           N/A            N/A          N/A          N/A          N/A

-----------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                         N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                       N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Growth                                       18,968,320    16,372,054     20,057,173    1,217,404    1,219,778    1,262,092
------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                          1,954,757       985,862         38,550(d)   214,865      133,277       15,960(d)
------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                  552,220        66,055(f)         N/A       28,432        5,260(f)       N/A
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                              9,680,873     2,441,621        342,000      161,534      391,817       40,890
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                 803,736       446,686        139,254      293,194      129,014       22,043
------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                           960,788       571,688         34,385(d)    57,170       61,331        7,837(d)
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                       Page 98

------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT FEES                       NONADVISORY EXPENSES
                  FUND                   -------------------------------------------------------------------------------------
                                               2005          2004          2003          2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                             13,003,467    15,409,504     18,159,757   (1,032,114)     575,900    1,058,347
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Balanced                                      7,169,932     7,736,525      7,434,993      651,610      707,529      567,687
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                    24,183,415    17,374,369      9,509,660    1,530,714      993,686      701,496
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 5,816,781     2,537,342        755,866      531,095      271,072       63,479
------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                          5,960,581     5,004,559      5,083,754      642,432      629,876      498,156
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                    N/A           N/A            N/A          N/A          N/A          N/A

------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              3,801,760     2,770,886      2,181,279      636,569      519,598      477,412
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                               N/A           N/A            N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
European Equity                                 837,577       872,149        959,764      224,833      236,203      143,588
------------------------------------------------------------------------------------------------------------------------------
Global Bond                                   4,359,713     4,143,713      4,084,088      408,133      427,277      450,208
------------------------------------------------------------------------------------------------------------------------------
Global Equity                                 4,471,632     3,302,062      3,763,415      485,178      506,708      476,898
------------------------------------------------------------------------------------------------------------------------------
Global Technology                             1,574,791     1,812,789      1,185,180      282,889      304,625      235,797
------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth               3,119,859     1,878,346      1,114,731      384,996      250,484       69,337
------------------------------------------------------------------------------------------------------------------------------
International Equity                          1,431,433     1,015,577        439,777      323,432      316,320      131,195
------------------------------------------------------------------------------------------------------------------------------
International Opportunity                     3,988,205     2,926,933      2,672,683      566,027      442,832      451,756
------------------------------------------------------------------------------------------------------------------------------
International Select Value                   10,340,380     6,467,621      3,341,744      812,998      473,274      152,203
------------------------------------------------------------------------------------------------------------------------------
International Small Cap                         933,818       600,389        183,744      333,478      208,586       63,029
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               10,413,718    10,550,526     10,432,639      901,194      744,839      600,194
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                       17,998,361    20,079,644     21,646,724      308,271      976,647      892,351
------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         644,499       752,882        704,089       67,781      136,017      101,093
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               3,066,023     3,457,986      3,967,418      136,155      248,267      270,404
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         423,253       515,265        678,981      116,613      177,477      218,380
----------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


BASIS FOR BOARD APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT

For funds that have not yet issued their first shareholder report:

FOR EMERGING MARKETS BOND, DISCIPLINED SMALL CAP VALUE AND FLOATING RATE FUNDS:
RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose


Statement of Additional Information - May 30, 2006                       Page 99
appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps, if necessary, to achieve this pricing objective. In the case of the Disciplined Small Cap Value Fund, the Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board determined the appropriateness of (i) the use of the relevant index for the performance comparison; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the fund's assets and computing investment performance; and
(iv) the length of the period over which performance is computed.

The Board considered the economies of scale that might be realized by RiverSource Investments as the fund grows and took note of the extent to which fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the fund are principally attributable to the additional services required to manage a regulated mutual fund such as the fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.

FOR INCOME BUILDER FUNDS: RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committee monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board noted that RiverSource Investments will provide services to the fund without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.

FOR DISCIPLINED SMALL AND MID CAP EQUITY AND DISCIPLINED INTERNATIONAL EQUITY:
RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.


Statement of Additional Information - May 30, 2006                      Page 100

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps, if necessary, to achieve this pricing objective. The Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board determined the appropriateness of (i) the use of the relevant index for the performance comparison; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the fund's assets and computing investment performance; and (iv) the length of the period over which performance is computed.

The Board considered the economies of scale that might be realized by RiverSource Investments as the fund grows and took note of the extent to which fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the fund are principally attributable to the additional services required to manage a regulated mutual fund such as the fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.

FOR RETIREMENT PLUS FUNDS: RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Trustees (the Board) and the Board's Investment Review and Contracts Committee monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board noted that RiverSource Investments will provide services to the fund without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.


Statement of Additional Information - May 30, 2006                      Page 101

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 18. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES
------------------------------------------------------------------------------------------------------------------------
                                                                               PARENT
                                                                              COMPANY,
          FUND                             SUBADVISER NAME                     IF ANY           FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a), (c)       A          0.60% on the first $100
                          (effective May 4, 1999)                                        million, reducing to 0.45% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(b)
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth          Essex Investment Management Company, LLC (Essex)       B      0.70% on the first $20 million,
                          (effective Sept. 23, 2005)                                          reducing to 0.60% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
                          MDT Advisers, Inc. (MDTA)                             N/A     0.60% on the first $100 million
                          (effective Sept. 23, 2005)
------------------------------------------------------------------------------------------------------------------------
                          Turner Investment Partners, Inc. (Turner)             N/A     0.60% on the first $50 million,
                          (effective Aug. 18, 2003)                                           reducing to 0.50% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
                          UBS Global Asset Management (Americas) (UBS)          N/A         0.55% on the first $150
                          (effective Aug. 18, 2003)                                      million, reducing to 0.50% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 102

------------------------------------------------------------------------------------------------------------------------
                                                                               PARENT
                                                                              COMPANY,
          FUND                             SUBADVISER NAME                     IF ANY           FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth         American Century                                      N/A         0.50% on the first $100
                          (effective April 24, 2003)                                     million, reducing to 0.38% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Turner                                                N/A         0.55% on the first $100
                          (effective April 24, 2003)                                     million, reducing to 0.38% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
Fundamental Growth        Goldman Sachs Asset Management L.P. (Goldman)          C      0.50% on the first $50 million,
                          (effective April 24, 2003)                                          reducing to 0.30% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Wellington Management Company, LLP (Wellington)       N/A     0.50% on the first $50 million,
                          (effective April 26, 2005)                                          reducing to 0.40% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis Advisors (Davis)(a),(c)                         N/A         0.45% on the first $100
                          (effective June 18, 2001)                                      million, reducing to 0.25% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
Select Value              GAMCO Asset Management Inc. (GAMCO)(c)                N/A         0.40% on the first $500
                          (effective March 8, 2002)                                      million, reducing to 0.30% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity          American Century                                      N/A     0.65% on the first $25 million,
                          (effective Dec. 12, 2003)                                           reducing to 0.55% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Lord, Abbett & Co. (Lord, Abbett)                     N/A         0.65% on the first $100
                          (effective Dec. 12, 2003)                                      million, reducing to 0.55% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Wellington                                            N/A        0.60%, subject to possible
                          (effective March 8, 2002)                                      adjustment under a performance
                                                                                            incentive adjustment(d)
------------------------------------------------------------------------------------------------------------------------

Small Cap Value           Barrow, Hanley, Mewhinney & Strauss (BHMS)(c)          D      1.00% on the first $10 million,
                          (effective March 12, 2004)                                          reducing to 0.30% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Donald Smith & Co. Inc. (Donald Smith)(c)             N/A         0.60% on the first $175
                          (effective March 12, 2004)                                     million, reducing to 0.55% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Franklin Portfolio Associates LLC(c) (Franklin         E          0.60% on the first $100
                          Portfolio Associates) (effective March 12, 2004)               million, reducing to 0.55% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Metropolitan West Capital Management, LLC             N/A           0.50% on all assets
                          (MetWest) (effective April 24, 2006)
------------------------------------------------------------------------------------------------------------------------

Value                     Lord, Abbett                                          N/A         0.35% on the first $200
                          (effective June 18, 2001)                                      million, reducing to 0.25% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------

Emerging Markets          Threadneedle International Limited(a)                  F          0.45% of the first $150
                          (Threadneedle) (effective July 10, 2004)                       million, reducing to 0.30% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)
------------------------------------------------------------------------------------------------------------------------
European Equity           Threadneedle(a)                                        F          0.35% of the first $150
                          (effective July 10, 2004)                                      million, reducing to 0.20% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)
------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                      Page 103

------------------------------------------------------------------------------------------------------------------------
                                                                               PARENT
                                                                              COMPANY,
          FUND                             SUBADVISER NAME                     IF ANY           FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------

Global Equity             Threadneedle(a)                                        F          0.35% of the first $150
                          (effective July 10, 2004)                                      million, reducing to 0.20% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)
------------------------------------------------------------------------------------------------------------------------
International             Columbia Wanger Asset Management L.P.                  G          0.70% on the first $100
Aggressive Growth         (Columbia WAM) (effective Sept. 5, 2001)                       million, reducing to 0.50% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Principal Global Investors, LLC (Principal)           N/A         0.55% on the first $100
                          (effective April 24, 2006)                                     million, reducing to 0.42% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
International Equity      The Boston Company Asset Management, LLC (Boston       H          0.50% on the first $150
                          Company) (effective Sept. 25, 2002)                            million, reducing to 0.35% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Marsico Capital Management, LLC (Marsico)              I          0.55% on the first $100
                          (effective Oct. 1, 2004)                                       million, reducing to 0.45% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------
International             Threadneedle(a)                                        F          0.35% of the first $150
Opportunity               (effective July 10, 2004)                                      million, reducing to 0.20% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)

------------------------------------------------------------------------------------------------------------------------
International Select      Alliance Capital Management L.P.                      N/A     0.65% on the first $75 million,
Value                     (Alliance Capital) (effective Sept. 17, 2001)                       reducing to 0.30% as
                                                                                                assets increase
------------------------------------------------------------------------------------------------------------------------

International Small Cap   AIG Global Investment Corp. (AIG)                      J          0.75% on the first $100
                          (effective April 24, 2006)                                     million, reducing to 0.70% as
                                                                                                assets increase
                          ----------------------------------------------------------------------------------------------
                          Batterymarch Financial Management, Inc.                K          0.75% on the first $100
                          (Batterymarch) (effective April 24, 2006)                      million, reducing to 0.70% as
                                                                                                assets increase

-------------------------------------------------------------------------------------------------------------------------

(a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

(b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

(c) Based on the combined net assets subject to the subadviser's investment management.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 10 basis points (0.10%).

(e) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table
      15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(f) These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.

A- Kenwood is an indirect partially-owned subsidiary of Ameriprise Financial.

B- Essex is majority owned by Affiliated Managers Group.

C- Goldman is an affiliate of Goldman Sachs & Co.


D- BHMS is an independent-operating subsidiary of Old Mutual Asset
   Management.

E- Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

F- Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
   Financial.

G- Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management
   Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

H- Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.

I- Marsico is an indirect wholly-owned subsidiary of Bank of America
   Corporation.

J- AIG is an indirect wholly-owned subsidiary of American International
   Group, Inc.

K- Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.


Statement of Additional Information - May 30, 2006                      Page 104

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                             TABLE 19. SUBADVISORY FEES
----------------------------------------------------------------------------------------------------------------------
                                                                                     SUBADVISORY FEES PAID
          FUND                              SUBADVISER                     -------------------------------------------

                                                                              2006           2005            2004
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood*                                           2,856,138        $3,089,403   $2,282,191
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth          Essex                                                120,556 Effective 9/23/05     N/A
                          -------------------------------------------------------------------------------------------
                          MDTA                                                 165,110 Effective 9/23/05     N/A
                          -------------------------------------------------------------------------------------------
                          Turner                                               321,406           371,758      241,927
                          -------------------------------------------------------------------------------------------
                          UBS                                                  371,341           342,815      224,007
                          -------------------------------------------------------------------------------------------
                          Former Subadviser: Bjurman, Barry & Associates       175,818           366,178      274,992
                          (from Aug. 18, 2003 to Sept. 23, 2005)
                          -------------------------------------------------------------------------------------------
                          Former Subadviser: RS Investment Management,         257,675           581,602      565,391
                          L.P. (from Jan. 24, 2001 to Sept. 23, 2005)
---------------------------------------------------------------------------------------------------------------------
                                                                              2005           2004            2003

---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth         American Century                                     114,981            32,431     1,218(a)
                          -------------------------------------------------------------------------------------------
                          Turner                                               119,529            36,468     1,359(a)
---------------------------------------------------------------------------------------------------------------------
Fundamental Growth        Wellington**                                       21,015(b)        N/A            N/A
---------------------------------------------------------------------------------------------------------------------
                          Goldman                                              143,448            28,129     1,205(a)
                          -------------------------------------------------------------------------------------------
                          Former subadviser: Eagle Asset Management,        139,312(c)            28,655     1,249(a)
                          Inc., a subsidiary of Raymond James Financial,
                          Inc. (from April 7, 2003 to April 26, 2005)
---------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis*                                             2,834,365         1,946,906    1,156,584
---------------------------------------------------------------------------------------------------------------------
Select Value              GAMCO                                                 46,074         1,642,235      626,588
----------------------------------------------------------------------------------------------------------------------

PAGE>

----------------------------------------------------------------------------------------------------------------------
Small Cap Equity          American Century                                     302,079            90,891          N/A
                          -------------------------------------------------------------------------------------------
                          Lord, Abbett                                         278,497            93,666          N/A
                          -------------------------------------------------------------------------------------------

                          Wellington                                           388,922           339,459       99,787

                          -------------------------------------------------------------------------------------------
                          Former subadviser: Pilgrim Baxter &                 N/A             N/A              98,829
                          Associates, Ltd (from inception to Dec. 2003)
---------------------------------------------------------------------------------------------------------------------

Small Cap Value           Franklin Portfolio Associates                        957,263           134,324     N/A
                          -------------------------------------------------------------------------------------------
                          BHMS                                                 823,441           126,801     N/A
                          -------------------------------------------------------------------------------------------
                          Donald Smith                                         992,659           130,862     N/A
                          -------------------------------------------------------------------------------------------
                          MetWest                                             N/A             N/A            N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: National City Investment         N/A             N/A             124,993
                          Co. (from Aug. 2002 to Aug. 2003)
                          -------------------------------------------------------------------------------------------
                          Former subadviser: Third Avenue Management LLC      N/A              1,087,918      947,437
                          (from inception to March 2004)
                          -------------------------------------------------------------------------------------------
                          Former subadviser: Royce & Associates, LLC         2,287,184         3,103,451    2,373,829
                          (from inception to April 2006)
                          -------------------------------------------------------------------------------------------
                          Former subadviser: Goldman Sachs Asset             1,599,715           883,316     N/A
                          Management, L.P. (from Aug. 2002 to April 2006)

---------------------------------------------------------------------------------------------------------------------
Value                     Lord, Abbett                                       1,389,323         1,251,762      878,954
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 105

----------------------------------------------------------------------------------------------------------------------

                                                                                     SUBADVISORY FEES PAID
          FUND                              SUBADVISER                     -------------------------------------------
                                                                              2005              2004          2003

----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------
Emerging Markets          Threadneedle                                       1,556,386           361,626     N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: American Express Asset           N/A                942,983    1,033,684
                          Management International Inc. (AEAMI)
                          (from inception until July 2004)
---------------------------------------------------------------------------------------------------------------------
European Equity           Threadneedle                                         432,362           131,177     N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: AEAMI                            N/A                316,031      448,432
                          (from inception until July 2004)
---------------------------------------------------------------------------------------------------------------------
Global Equity             Threadneedle                                       1,621,159           449,149     N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: AEAMI                            N/A                484,676    1,841,195
                          (from inception until July 2004)
---------------------------------------------------------------------------------------------------------------------

International Aggressive  Columbia WAM                                         985,095           709,378      422,056
Growth
                          -------------------------------------------------------------------------------------------
                          Principal                                           N/A             N/A            N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: American Century Global           959,879           542,561      394,806
                          Investment Management
                          (from Jan. 2005 to April 2006)

---------------------------------------------------------------------------------------------------------------------
International Equity      Boston Company                                       412,238           288,191      118,846
                          -------------------------------------------------------------------------------------------
                          Marsico                                              410,005            30,840          N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: Putnam Investment                N/A                308,350      142,969
                          Management, LLC (from inception until
                          Sept. 30, 2004)
---------------------------------------------------------------------------------------------------------------------
International Opportunity Threadneedle                                       1,720,351           434,968          N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: AEAMI                            N/A              1,000,707    1,407,484
                          (from inception until July 2004)
---------------------------------------------------------------------------------------------------------------------
International Select      Alliance Capital                                   4,126,134         2,869,277    1,604,035
Value
---------------------------------------------------------------------------------------------------------------------

International Small Cap   AIG                                                 N/A             N/A            N/A
                          -------------------------------------------------------------------------------------------
                          Batterymarch                                        N/A             N/A            N/A
                          -------------------------------------------------------------------------------------------
                          Former subadviser: Templeton Investment              317,358           200,710       56,399
                          Counsel, LLC (Franklin Templeton)
                          (from Sept. 2002 to April 2006)
                          -------------------------------------------------------------------------------------------
                          Former subadviser: Wellington Management             331,593           215,256       62,802
                          Company, LLP together with its affiliate
                          Wellington Management International Ltd
                          (from Sept. 2002 to April 2006)

----------------------------------------------------------------------------------------------------------------------

 * Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

** Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.

(a) For fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(b)   For fiscal period from April 26, 2005 to May 31, 2005.

(c)   For fiscal period from June 1, 2004 to April 26, 2005.



Statement of Additional Information - May 30, 2006                      Page 106

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                   TABLE 20. PORTFOLIO MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                         ------------------------------------------------------  OWNERSHIP  POTENTIAL    STRUCTURE
   FUND             PORTFOLIO MANAGER    NUMBER AND TYPE   APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND   CONFLICTS       OF
                                           OF ACCOUNT*         NET ASSETS        ACCOUNTS(A)       SHARES  OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                               $10,001-
Builder                                                                                           $50,000
Aggressive       ----------------------                                                           ---------
                 David M. Joy             5 RICs             $1.95 billion                           None      (1)         (28)
                 ----------------------                                                           ----------
                 Michelle M. Keeley(c)                                                               None
                 ----------------------                                                           ----------
                 William F. Truscott(c)                                                              None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                                  $10,001-
Builder                                                                                           $50,000
Conservative     ----------------------                                                           ----------
                 David M. Joy             5 RICs             $2.2 billion                            None      (1)         (28)
                 ----------------------
                 Michelle M. Keeley                                                                  None
                 ----------------------                                                           ----------
                 William F. Truscott                                                                 None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                                  $10,001-
Builder                                                                                           $50,000
Moderate         ----------------------                                                           ----------
                 David M. Joy             5 RICs             $1.73 billion                           None      (1)         (28)
                 ----------------------                                                           ----------
                 Michelle M. Keeley                                                               $100,001-$500,000
                 ----------------------
                 William F. Truscott                                                                 None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                                  $10,001-
Builder                                                                                           $50,000
Moderate         ----------------------                                                           --------
Aggressive       David M. Joy                                                                     $100,001-
                 ----------------------   5 RICs             $1.59 billion                        $500,000     (1)         (28)
                 Michelle M. Keeley                                                                  None
                 ----------------------                                                           ----------
                 William F. Truscott                                                              $100,001-
                                                                                                  $500,000
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                                  $10,001-
Builder                                                                                           $50,000
Moderate         ----------------------                                                           ----------
Conservative     David M. Joy             5 RICs             $2.08 billion                           None      (1)         (28)
                 ----------------------                                                           ----------
                 Michelle M. Keeley                                                                  None
                 ----------------------                                                           ----------
                 William F. Truscott                                                                 None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                                  $10,001-
Builder Total                                                                                     $50,000
Equity           ----------------------                                                           ----------
                 David M. Joy             5 RICs             $2.0 billion                            None      (1)         (28)
                 ----------------------                                                           ----------
                 Michelle M. Keeley                                                                  None
                 ----------------------                                                           ----------
                 William F. Truscott                                                                 None
------------------------------------------------------------------------------------------------------------------------------------
Small            David Factor             2 RICs             $0.7 billion
Company                                                                                              None      (2)         (29)
Index                                     2 PIVs             $2.5 billion
------------------------------------------------------------------------------------------------------------------------------------
S&P 500          David Factor             2 RICs             $1.6 billion
Index                                     2 PIVs             $2.5 billion                            None      (2)         (29)
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 107

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)                   POTENTIAL
                                         ------------------------------------------------------ OWNERSHIP   CONFLICTS   STRUCTURE
   FUND          PORTFOLIO MANAGER        NUMBER AND TYPE   APPROXIMATE TOTAL PERFORMANCE BASED  OF FUND       OF           OF
                                           OF ACCOUNT*         NET ASSETS        ACCOUNTS(A)     SHARES      INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Equity Value    Warren Spitz                                                                     $50,001 -
                                                                                                 $100,000
                ----------------------    5 RICs             $11.63 billion                     ----------
                Steve Schroll                                                                    $50,001 -
                                          1 PIV              $153.6 million                      $100,000       (2)       (29)
                -----------------------   1 other account    $12.4 million                      ----------
                Laton Spahr                                                                      $50,001 -
                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
Precious        Clay Hoes                 1 PIV              $91.8 million                       $1 - $10,000 (2),(3)     (29)
Metals
------------------------------------------------------------------------------------------------------------------------------------
Small Cap       UBS: Paul A. Graham       5 RICs             $1.03 billion
Growth                                    2 PIVs             $314.0 million
                                          4 other accounts   $266.0 million    1 other account   None            (4)      (30)
                -----------------------------------------------------------    ($62 M)
                UBS: David N. Wabnik      5 RICs             $1.03 billion
                                          2 PIVs             $314.0 million
                                          21 other accounts  $266.0 million
                --------------------------------------------------------------------------------------------------------------------
                Turner: William C. McVail 20 RICs            $4.5 billion      1 RIC ($41 M);
                                          16 PIVs            $251 million      2 other accounts  None
                                          68 other accounts  $4.2 billion      ($20 M)
                ------------------------------------------------------------------------------------------
                Turner:                   22 RICs            $4.7 billion      4 RICs ($905 M);
                Christopher K. McHugh     28 PIVs            $562 million      2 other accounts  None
                                          76 other accounts  $5.1 billion      ($20 M)
                ------------------------------------------------------------------------------------------       (5)      (31)
                Turner:                   6 RICs             $1.2 billion      1 RIC ($71 M);
                Frank L. Sustersic        6 PIVs             $10 million       2 other accounts  None
                                          46 other accounts  $2.4 billion      ($20 M)
                ------------------------------------------------------------------------------------------
                Turner:                   5 RICs             $535 million      1 RIC ($29 M);
                Jason D. Schrotberger     10 PIVs            $176 million      2 other accounts  None
                                          36 other accounts  $1.9 billion      ($20 M)
                ------------------------------------------------------------------------------------------
                Essex:  Nancy B. Prial    1 RIC              $10.0 million
                                          2 PIVs             $72.2 million                       None            (6)      (32)
                                          16 other accounts  $29.3 million
                --------------------------------------------------------------------------------------------------------------------
                MDTA: David Goldsmith
                -----------------------
                MDTA:
                Frederick L. Konopka
                -----------------------
                MDTA: Sarah A. Stahl
                -----------------------
                MDTA:
                Stephen R. Griscom        8 RICs             $194.52 million
                -----------------------   6 PIVs             $15.51 million    1 other account   None         (7)         (33)
                MDTA: Daniel J. Mahr      20,989 other       $6.161 billion    ($8.584 M)
                                          accounts
                -----------------------
                MDTA:
                Douglas K. Thunen
                -----------------------
                MDTA:
                Brian M. Greenberg
                -----------------------
                MDTA: David N. Esch
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 108

------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER ACCOUNTS MANAGED (excluding the fund)                POTENTIAL
                                            ------------------------------------------------------ OWNERSHIP CONFLICTS   STRUCTURE
   FUND            PORTFOLIO MANAGER        NUMBER AND TYPE    APPROXIMATE TOTAL PERFORMANCE BASED  OF FUND      OF           OF
                                              OF ACCOUNT*          NET ASSETS        ACCOUNTS(A)     SHARES   INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Small Cap         Kenwood: Jake Hurwitz     1 RIC                $198.92 million                    $100,001 -
Advantage                                   1 PIV                $66.94 million   1 other account   $500,000
                  -----------------------                                                           ----------   (8)       (34)
                  Kenwood: Kent Kelley      22 other accounts    $763.83 million  ($71.65 M)        $500,001 -
                                                                                                    $1,000,000
                  ------------------------------------------------------------------------------------------------------------------
                  RiverSource Investments:  7 RICs               $3.11 billion
                  Dimitris Bertsimas        12 PIVs              $282.8 million
                                            5 other accounts     $185.5 million                     None         (2)       (29)
                  --------------------------------------------------------------
                  RiverSource Investments:  3 RICs               $1.31 billion
                  Jonathan Calvert          6 PIVs               $131.27 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion
Plus 2010(o)                                7 PIVs               $0.246 billion
                                            10 other accounts(c) $0.223 billion                                            (29)
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                      None(m)      (9)
                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------                                        ------------
                  Colin Lundgren
                  -----------------------   4 RICs               $0.109 billion                                            (29)
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion
Plus 2015(o)                                7 PIVs               $0.246 billion
                                            10 other accounts(c) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                      None(m)      (9)       (29)
                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  -----------------------   4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion
Plus 2020(o)                                7 PIVs               $0.246 billion
                                            10 other accounts(c) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                      None(m)      (9)       (29)
                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  -----------------------   4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion
Plus 2025(o)                                7 PIVs               $0.246 billion
                                            10 other accounts(c) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                      None(m)      (9)       (29)
                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ----------------------    4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion
Plus 2030(o)                                7 PIVs               $0.246 billion
                                            10 other accounts(c) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                      None(m)      (9)       (29)
                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  -----------------------   4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - May 30, 2006                      Page 109

------------------------------------------------------------------------------------------------------------------------------------
                                                OTHER ACCOUNTS MANAGED (excluding the fund)                    POTENTIAL
                                           ------------------------------------------------------    OWNERSHIP CONFLICTS  STRUCTURE
   FUND          PORTFOLIO MANAGER           NUMBER AND TYPE    APPROXIMATE TOTAL  PERFORMANCE BASED  OF FUND     OF         OF
                                               OF ACCOUNT*          NET ASSETS        ACCOUNTS(A)      SHARES  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Retirement       Dimitris Bertsimas        8 RICs                 $3.2 billion
Plus 2035(o)                               7 PIVs                 $0.246 billion
                                           10 other accounts(c)   $0.223 billion
                 ---------------------------------------------------------------
                 Jonathan Calvert          3 RICs                 $1.09 billion                      None(m)      (9)       (29)
                                           6 PIVs                 $0.131 billion
                 ---------------------------------------------------------------
                 Colin Lundgren
                 ------------------------  4 RICs                 $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement       Dimitris Bertsimas        8 RICs                 $3.2 billion
Plus 2040(o)                               7 PIVs                 $0.246 billion
                                           10 other accounts(c)   $0.223 billion
                 ---------------------------------------------------------------
                 Jonathan Calvert          3 RICs                 $1.09 billion                      None(m)      (9)       (29)
                                           6 PIVs                 $0.131 billion
                 ---------------------------------------------------------------
                 Colin Lundgren
                 -----------------------   4 RICs                 $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement       Dimitris Bertsimas        8 RICs                 $3.2 billion
Plus 2045(o)                               7 PIVs                 $0.246 billion
                                           10 other accounts(c)   $0.223 billion                                            (29)
                 ---------------------------------------------------------------
                 Jonathan Calvert          3 RICs                 $1.09 billion                      None(m)      (9)
                                           6 PIVs                 $0.131 billion
                 ---------------------------------------------------------------                                         -----------
                 Colin Lundgren
                 -----------------------   4 RICs                 $0.109 billion                                            (29)
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive       Turner:                   18 RICs                $2.2 billion
Growth           Christopher K. McHugh     30 PIVs                $640.0 million
                                           59 other accounts      $3.1 billion
                 ---------------------------------------------------------------
                 Turner: Robert E. Turner  27 RICs                $3.6 billion
                                           40 PIVs                $1.6 billion                       None         (5)       (31)
                                           88 other accounts      $5.2 billion
                 ---------------------------------------------------------------
                 Turner: William C. McVail 17 RICs                $2.6 billion
                                           24 PIVs                $504.0 million
                                           5 other accounts       $3.3 billion
                 -------------------------------------------------------------------------------------------------------------------
                 American Century:
                 Glen A. Fogle             5 RICs                 $5.584 billion
                 ------------------------  1 other account        $27.823 million                    None         (10)      (35)
                 American Century:
                 David M. Holland
------------------------------------------------------------------------------------------------------------------------------------
Fundamental      Goldman: Steven M.
Growth           Barry
                 -----------------------
                 Goldman: David G. Shell
                 -----------------------   49 RICs                $10.7 billion
                 Goldman:                  1 PIV                  $94.0 million                      None         (11)      (36)
                 Gregory H. Ekizian        542 other accounts     $18.0 billion
                 -----------------------
                 Goldman:
                 Kumar Venkateswaran
                 -----------------------
                 Goldman: Vivek Agarwal
                 -------------------------------------------------------------------------------------------------------------------
                 Wellington: John A.
                 Boselli                   9 RICs                 $2,709.4 million
                 -----------------------
                 Wellington:               7 PIVs                 $846.7 million   1 other account   None         (12)      (37)
                 Andrew J. Schilling       33 other accounts      $5,232.5 million
------------------------------------------------------------------------------------------------------------------------------------
Fundamental      Christopher C. Davis      23 RICs                $48.0 billion
Value                                      6 PIVs                 $853.0 million                     None(h)      (13)      (38)
                 -----------------------
                 Kenneth C. Feinberg       30,000 other           $9.9 billion
                                           accounts(g)
------------------------------------------------------------------------------------------------------------------------------------
High Yield       Scott Schroepfer          1 RIC                  $1.2 billion                       $100,001 -   (2)       (29)
Bond                                                                                                 $500,000
------------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                      Page 110

------------------------------------------------------------------------------------------------------------------------------------
                                             OTHER ACCOUNTS MANAGED (excluding the fund)                   POTENTIAL
                                        ------------------------------------------------------   OWNERSHIP CONFLICTS    STRUCTURE
   FUND          PORTFOLIO MANAGER        NUMBER AND TYPE   APPROXIMATE TOTAL  PERFORMANCE BASED  OF FUND      OF          OF
                                            OF ACCOUNT*         NET ASSETS        ACCOUNTS(A)     SHARES    INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Income           Dimitris Bertsimas     5 RICs                 $2.2 billion
Builder Basic                           7 PIVs                 $0.14 billion     5 RICs ($2.2
Income(n)                               10 other accounts(c)   $0.2 billion      billion)          None(m)      (9)          (29)
                 ------------------------------------------------------------------------------
                 Colin Lundgren
                 --------------------   None
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Income           Dimitris Bertsimas     5 RICs                 $2.2 billion
Builder                                 7 PIVs                 $0.14 billion     5 RICs ($2.2
Enhanced                                10 other accounts(c)   $0.20 billion     billion)          None(m)      (9)          (29)
Income(n)        ------------------------------------------------------------------------------
                 Colin Lundgren
                 --------------------   None
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Income           Dimitris Bertsimas     5 RICs                 $2.2 billion     5 RICs ($2.2
Builder                                 7 PIVs                 $0.14 billion    billion)
Moderate                                10 other accounts(c)   $0.2 billion                       None(m)      (9)          (29)
Income(n)        ------------------------------------------------------------------------------
                 Colin Lundgren
                 --------------------   None
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Select Value     Mario Gabelli          24 RICs                $11.9 billion(i)  1 RIC;
                                        14 PIVs                $707.7 million(i) 14 PIVs; 3 other  None         (14)         (39)
                                        1,747 other accounts   $9.9 billion      accounts
------------------------------------------------------------------------------------------------------------------------------------
Short            Scott Kirby            11 RICs                $7.9 billion
Duration                                7 PIVs                 $2.6 billion                       $10,001 -
U.S.                                    46 other accounts      $22.9 billion     3 RICs;          $50,000       (2)          (29)
Government       ---------------------------------------------------------------
                 Jamie Jackson          14 RICs                $11.4 billion     1 other account
                                        6 PIVs                 $3.3 billion                       $10,001 -
                                        31 other accounts      $5.3 billion                       $50,000
------------------------------------------------------------------------------------------------------------------------------------
Small Cap        American Century:      13 RICs                $8.72 billion
Equity           Thomas P. Vaiana       2 other accounts       $229.0 million
                 ---------------------------------------------------------------
                 American Century:      14 RICs                $9.276 billion
                 William Martin         2 other accounts       $229.0 million                     None         (10)         (35)
                 ---------------------------------------------------------------
                 American Century:      5 RICs                 $2.123 billion
                 Wihelmine von Turk     2 other accounts       $229.0 million
                 -------------------------------------------------------------------------------------------------------------------
                 Lord, Abbett:          4 RICs                 $825.2 million                     None         (15)         (40)
                 Michael T. Smith       7 other accounts       $534.6 million
                 -------------------------------------------------------------------------------------------------------------------
                 Wellington:            4 RICs                 $1,640.9 million                   $500,001 -
                 Kenneth L. Abrams      3 PIVs                 $787.6 million                     $1,000,000
                                        23 other accounts      $1,846.3 million 2 RICs;           ------------
                 ---------------------------------------------------------------
                 Wellington:            4 RICs                 $1,640.9 million 1 other account                (12)         (37)
                 Daniel J. Fitzpatrick  3 PIVs                 $787.6 million                     None
                                        16 other accounts      $1,830.2 million
------------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                      Page 111

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)                  POTENTIAL
                                        -------------------------------------------------------  OWNERSHIP  CONFLICTS    STRUCTURE
   FUND         PORTFOLIO MANAGER        NUMBER AND TYPE   APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND      OF            OF
                                           OF ACCOUNT*         NET ASSETS        ACCOUNTS(A)       SHARES    INTEREST   COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Small Cap       Donald Smith:             2 RICs              $0.786 billion
Value           Donald G. Smith           1 PIV               $0.171 billion                     None         (16)         (41)
                ---------------------     23 other accounts   $1.807 billion
                Donald Smith:
                Richard L. Greenberg
                --------------------------------------------------------------------------------------------------------------------
                Franklin Portfolio
                Associates:
                John S. Cone
                ---------------------
                Franklin Portfolio
                Associates:               6 RICs (with 14     $13.5 billion
                Michael F. Dunn           total portfolios)
                ---------------------     4 PIVs              $0.7 billion                       None         (17)         (42)
                Franklin Portfolio        82 other accounts   $14.3 billion
                Associates:
                Oliver E. Buckley
                ---------------------
                Franklin Portfolio
                Associates:
                Kristin J. Crawford
                ---------------------
                Franklin Portfolio
                Associates:
                Langton Garvin
                --------------------------------------------------------------------------------------------------------------------
                BHMS: James S. McClure    3 RICs              $392.0 million                     None         (18)         (43)
                ---------------------     16 other accounts   $569.8 million
                BHMS: John P. Harloe
                --------------------------------------------------------------------------------------------------------------------
                MetWest:
                Gary W. Lisenbee(d)
                ---------------------
                MetWest:                  5 RICs              $1.1 billion                       None         (19)         (44)
                Howard Gleicher(d)        410 other accounts  $3.5 billion
                ---------------------
                MetWest: Jeffrey Peck(d)
                ---------------------
                MetWest:
                Jay Cunningham(d)
------------------------------------------------------------------------------------------------------------------------------------
U.S.            Scott Kirby               11 RICs             $9.3 billion      3 RICs;          $10,001 -    (2)          (29)
Government                                7 PIVs              $2.6 billion      1 other account  $50,000
Mortgage                                  46 other accounts   $22.9 billion
------------------------------------------------------------------------------------------------------------------------------------
Value           Eli M. Salzmann           14 RICs             $23,867.2 million
                Sholom Dinsky             11 PIVs             $756.2 million
                ---------------------     53,962 other        $18,554.4 million 1 other account  None         (15)         (40)
                Kenneth G. Fuller         accounts
                ---------------------
                W. Thomas Hudson, Jr.
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
California                                                                                       None
Tax-Exempt
-------------                                                                                   ----------
Massachusetts                                                                                    None
Tax-Exempt
-------------                                                                                   ----------
Michigan                                                                                         None
Tax-Exempt                                9 RICs              $5.84 billion
-------------   David Kerwin              18 other accounts   $7.46 billion                     ----------    (2)          (29)
Minnesota                                                                                        $50,001 -
Tax-Exempt                                                                                       $100,000
-------------                                                                                   ----------
New-York                                                                                         None
Tax-Exempt
-------------                                                                                   ----------
Ohio                                                                                             None
Tax-Exempt
-------------                                                                                   ----------
Dividend        Warren Spitz                                                                     Over
Opportunity                                                                                      $1,000,000
                ---------------------                                                           -----------
                Steve Schroll             5 RICs              $8.1 billion                       $100,001 -
                                          2 PIVs              $0.22 billion     5RICs            $500,000     (2)          (29)
                ---------------------                                                           -----------
                Laton Spahr                                                                      $10,001 -
                                                                                                 $50,000
------------------------------------------------------------------------------------------------------------------------------------
Real Estate     Julene Melquist
                --------------------      None                                                   None         (2), (3)     (29)
                J. Blair Brumley
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 112

------------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)                          POTENTIAL
                                   -----------------------------------------------------         OWNERSHIP   CONFLICTS    STRUCTURE
   FUND         PORTFOLIO MANAGER       NUMBER AND TYPE     APPROXIMATE TOTAL  PERFORMANCE BASED  OF FUND       OF            OF
                                          OF ACCOUNT*           NET ASSETS         ACCOUNTS(A)     SHARES     INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Core Bond       Tom Murphy              8 RICs                 $6.87 billion     2 RICs             $10,001-
                                        3 PIVs                 $1.28 billion     ($1,491.2 M)       $50,000
                                        25 other accounts(f)   $21.02 billion
                ---------------------------------------------------------------------------------------------
                Jamie Jackson           12 RICs                $9.16 billion     1 other account    $10,001-
                                        6 PIVs                 $3.14 billion     ($21.52 M)         $50,000       (2)      (29)
                                        31 other accounts(f)   $5.88 billion
                ---------------------------------------------------------------------------------------------
                Scott Kirby             11 RICs                $9.14 billion     1 other account    $10,001-
                                        7 PIVs                 $2.71 billion     ($66.13 M)         $50,000
                                        48 other accounts(f)   $23.49 billion
------------------------------------------------------------------------------------------------------------------------------------
Disciplined     Dimitris Bertsimas      4 RICs                 $1.74 billion
Equity                                  1 PIV                  $11.7 million     4 RICs             None
                                        13 other accounts(f)   $84.8 million
                ---------------------------------------------------------------------------------------------     (2)      (29)
                Gina Mourtzinou         2 RICs                 $1.63 billion                        $50,001-
                                        1 PIV                  $11.7 million     2 RICs            $100,000
                                        13 other accounts(f)   $84.8 million
------------------------------------------------------------------------------------------------------------------------------------
Disciplined     Dimitris Bertsimas      8 RICs                 $3.2 billion
Small and                               7 PIVs                 $0.246 billion
Mid Cap                                 10 other accounts(c)   $0.223 billion                       None(m)       (2)      (29)
Equity(o)       ---------------------------------------------------------------------------------------------
                Gina Mourtzinou         3 RICs                 $3.02 billion
                                        5 other accounts       $0.185 billion
------------------------------------------------------------------------------------------------------------------------------------
Disciplined     Dimitris Bertsimas      5 RICs                 $2.20 billion     5 RICs ($2.2 B)
Small Cap                               7 PIVs                 $0.14 billion
Value(n)                                10 other accounts(c)   $0.20 billion
                ---------------------------------------------------------------------------------------------
                Gina Mourtzinou         3 RICs                 $2.32 billion     3 RICs ($2.32 B)   None(m)       (2)      (29)
                                        5 other accounts       $0.17 billion
                ---------------------------------------------------------------------------------------------
                Jonathan Calvert        3 RICs                 $0.99 billion     3 RICs ($0.99 B)
                                        6 PIVs                 $0.14 billion
------------------------------------------------------------------------------------------------------------------------------------
Floating        Lynn Hopton
Rate(n)         --------------------    13 PIVs                $5.46 million                                               (29)
                Yvonne Stevens
                ----------------------------------------------------------------                    None(m)       (2)    -----------
                Erol Sonderegger
                --------------------    None                                                                               (29)
                Colin Lundgren
------------------------------------------------------------------------------------------------------------------------------------
Growth          Nick Thakore            4 RICs                 $3.43 billion      4 RICs            $100,001-     (2)      (29)
                                        2 PIVs                 $244.06 million                      $500,000
------------------------------------------------------------------------------------------------------------------------------------
Income          Brian Lavin             1 RIC                  $40.83 million                       $50,001-
Opportunities                           1 PIV                  $50.11 million                       $100,000
                ---------------------------------------------------------------                     ---------
                Jennifer Ponce de Leon  5 RICs                 $7.93 billion                        $50,001-      (2)      (29)
                                        1 PIV                  $50.11 million                       $100,000
                                        10 other accounts      $2.44 billion
------------------------------------------------------------------------------------------------------------------------------------
Inflation       Jamie Jackson           12 RICs                $9.13 billion     3 RICs             $10,001-
Protected                               6 PIVs                 $3.14 billion     ($643.57 M)(j);    $50,000       (2)      (29)
Securities                              31 other accounts(f)   $5.88 billion     1 other account(k)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap       Nick Thakore            5 RICs                 $6.56 billion     5 RICs             $100,001-
Equity                                  2 PIVs                 $244.05 million                      $500,000
                ---------------------------------------------------------------------------------------------
                Bob Ewing               6 RICs                 $5.7 billion                         $100,001-     (2)      (29)
                                        2 PIVs                 $244.05 million   6 RICs             $500,000
                                        1 other account        $12.04 million
------------------------------------------------------------------------------------------------------------------------------------
Large Cap       Bob Ewing               6 RICs                 $7.11 billion                        $500,001-
Value                                   2 PIVs                 $244.05 million   6 RICs             $1,000,000    (2)      (29)
                                        1 other account        $12.04 million
------------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                      Page 113

------------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)                          POTENTIAL
                                   -----------------------------------------------------         OWNERSHIP   CONFLICTS  STRUCTURE
   FUND         PORTFOLIO MANAGER       NUMBER AND TYPE     APPROXIMATE TOTAL  PERFORMANCE BASED  OF FUND       OF          OF
                                          OF ACCOUNT*          NET ASSETS         ACCOUNTS(A)     SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Limited         Tom Murphy              8 RICs               $6.85 billion    3 RICs               $10,001-
Duration                                3 PIVs               $1.28 billion    ($643.57 M)(j)       $50,000
Bond                                    25 other accounts    $21.02 billion
                --------------------------------------------------------------------------------------------
                Jamie Jackson           12 RICs              $9.15 billion                         $10,001-
                                        6 PIVs               $3.14 billion                         $50,000       (2)       (29)
                                        48 other accounts(f) $5.88 billion    3 RICs
                ------------------------------------------------------------                       ---------
                Scott Kirby             11 RICs              $9.12 billion    ($643.57 M)(j);
                                        7 PIVs               $2.72 billion    1 other account(k)   $10,001-
                                        48 other accounts(f) $23.49 billion                        $50,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Diversified     Tom Murphy              8 RICs               $4.74 billion                         $100,001-
Bond                                    4 PIVs               $1.29 billion                         $500,000
                                        23 other accounts(f) $19.82 billion
                -----------------------------------------------------------                        ---------
                Jamie Jackson           12 RICs              $6.85 billion    3 RICs ($1.45 B);    $10,001-
                                        6 PIVs               $3.21 billion    1 other account      $50,000
                                        31 other accounts(f) $5.59 billion    ($0.098 B)
                -----------------------------------------------------------                        ---------
                Scott Kirby             11 RICs              $9.79 billion                         $10,001-     (2)       (29)
                                        6 PIVs               $2.38 billion                         $50,000
                                        45 other accounts(f) $23.27 billion
                --------------------------------------------------------------------------------------------
                Jennifer Ponce de Leon  5 RICs               $5.83 billion                         $10,001-
                                        1 PIV                $0.03 billion                         $50,000
                                        10 other accounts    $3.25 billion
                --------------------------------------------------------------------------------------------
                Nicolas Pifer           4 RICs               $3.02 billion    1 other account
                                        4 PIVs               $0.47 billion    ($0.14 B)            $1-$10,000
                                        15 other accounts(f) $4.22 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced        Tom Murphy              8 RICs               $6.51 billion                         $10,001-
                                        4 PIVs               $1.26 billion                         $50,000
                                        22 other accounts(f) $17.03 billion
                -----------------------------------------------------------                        ---------
                Jamie Jackson           12 RICs              $8.72 billion    2 RICs ($1.03 B);
                                        7 PIVs               $3.16 billion    1 other account      None         (2)       (29)
                                        29 other accounts(f) $6.68 billion    ($0.098 B)
                -----------------------------------------------------------                        ---------
                Scott Kirby             11 RICs              $8.66 billion
                                        7 PIVs               $2.32 billion                         None
                                        44 other accounts(f) $22.72 billion
                --------------------------------------------------------------------------------------------------------------------
                Bob Ewing               6 RICs               $6.08 billion                         $100,001-    (2)       (29)
                                        2 PIVs               $0.04 billion    6 RICs               $500,000
                                        1 other account      $0.01 billion
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap         Warren Spitz                                                                       $100,001-
Value                                                                                              $500,000
                ---------------------   4 RICs               $9.19 billion                         ----------
                Laton Spahr             1 PIV                $0.16 billion    4 RICs               $10,001-
                                        1 other account      $0.01 billion                         $50,000      (2)       (29)
                ---------------------                                                              ----------
                Steve Schroll                                                                      $50,001-
                                                                                                   $100,000
------------------------------------------------------------------------------------------------------------------------------------
Diversified     Warren Spitz                                                                       $100,001-
Equity          ---------------------                                                              $500,000
Income                                  4 RICs               $5.13 billion                         ----------
                Laton Spahr             1 PIV                $0.16 billion    4 RICs               None         (2)       (29)
                ---------------------   1 other account      $0.01 billion                         ----------
                Steve Schroll                                                                      $50,001-
                                                                                                   $100,000
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 114

------------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)                          POTENTIAL
                                   -----------------------------------------------------         OWNERSHIP   CONFLICTS  STRUCTURE
   FUND         PORTFOLIO MANAGER       NUMBER AND TYPE     APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND      OF          OF
                                           OF ACCOUNT*          NET ASSETS         ACCOUNTS(A)     SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Strategic       Tom Murphy              8 RICs                $6.74 billion                      $10,001-
Allocation                              4 PIVs                $1.26 billion                      $50,000
                                        22 other accounts(f)  $17.03 billion
                -------------------------------------------------------------                    ------------
                Jamie Jackson           12 RICs               $8.72 billion    2 RICs ($1.26 B);
                                        7 PIVs                $3.16 billion    1 other account   None            (2)       (29)
                                        29 other accounts(f)  $6.68 billion    ($0.098 B)
                -----------------------------------------------------------                      ------------
                Scott Kirby             11 RICs               $8.9 billion                       $10,001-
                                        7 PIVs                $2.32 billion                      $50,000
                                        44 other accounts(f)  $22.72 billion
                ---------------------------------------------------------------------------------------------
                Dimitris Bertsimas      4 RICs                $2.18 billion
                                        6 PIVs                $0.16 billion    4 RICs            Over
                                        8 other accounts(f)   $0.08 billion                      $1,000,000
                ---------------------------------------------------------------------------------------------
                Jonathan Calvert        2 RICs                $0.12 billion                      $100,001-       (2)       (29)
                                        6 PIVs                $0.16 billion                      $500,000
                -------------------------------------------------------------  2 RICs
                Gina Mourtnizou         2 RICs                $2.06 billion                      $50,001-
                                        3 other accounts      $0.04 billion                      $100,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Disciplined     Dimitris Bertsimas      8 RICs                $3.2 billion
International                           7 PIVs                $0.246 billion
Equity(o)                               10 other accounts(c)  $0.223 billion                     None(m)         (2)       (29)
                -------------------------------------------------------------
                Jonathan Calvert        3 RICs                $1.09 billion
                                        6 PIVs                $0.131 billion
------------------------------------------------------------------------------------------------------------------------------------
Emerging        Julian A.S. Thompson    1 RIC                 $226.0 million
Markets                                 3 other accounts      $212.0 million
                -------------------------------------------------------------
                Jules Mort              1 RIC                 $226.0 million                     None(l)         (20)      (45)
                                        1 PIV                 $1.428 billion
                                        3 other accounts      $212.0 million
------------------------------------------------------------------------------------------------------------------------------------
Emerging        Nicholas Pifer          6 RICs                $5.543 billion   1 RIC ($0.39 B);
Markets                                 8 PIVs                $0.56 billion    1 other account   None(m)         (2)       (29)
Bond(n)                                 15 other accounts(c)  $4.031 billion   ($0.14 B)
------------------------------------------------------------------------------------------------------------------------------------
European        Dominic Baker           1 PIV                 $105.0 million
Equity          -------------------------------------------------------------
                Rob Jones               None                                                     None(l)         (20)      (45)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond     Nicholas Pifer          5 RICs                $4.932 billion   1 RIC ($36 M);
                                        6 PIVs                $496.025 million 1 other account   $1-$10,000      (2)       (29)
                                        15 other accounts     $4.202 billion   ($142 M)
------------------------------------------------------------------------------------------------------------------------------------
Global Equity   Dominic Rossi           2 RICs                $1.717 billion
                                        1 other account       $604.5 million
                -------------------------------------------------------------
                Stephen Thornber        1 RIC                 $122.0 million                     None(l)         (20)      (45)
                                        1 PIV                 $72.0 million
                                        2 other accounts      $93.0 million
------------------------------------------------------------------------------------------------------------------------------------
Global          Nina Hughes             1 PIV                 $11.437 million                    None            (2),(3)   (29)
Technology
------------------------------------------------------------------------------------------------------------------------------------
International   Columbia WAM:
Aggressive      P. Zachary Egan
Growth          ---------------------   1 RIC                 $2.6 billion                       None            (21)      (46)
                Columbia WAM:
                Louis J. Mendes
                --------------------------------------------------------------------------------------------------------------------
                Principal: John         3 RICs                $1.5 billion
                Pihlblad(d)             2 other accounts      $437.0 million                     None            (22)      (47)
                -----------------------------------------------------------------------------
                Principal: Steven       1 RIC                 $724.9 million
                Larson(d)
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 115

------------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)                          POTENTIAL
                                   -----------------------------------------------------         OWNERSHIP   CONFLICTS  STRUCTURE
   FUND         PORTFOLIO MANAGER       NUMBER AND TYPE     APPROXIMATE TOTAL  PERFORMANCE BASED  OF FUND       OF          OF
                                          OF ACCOUNT*          NET ASSETS         ACCOUNTS(A)     SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

International   Boston Company:         18 RICs              $7.1 billion
Equity          D. Kirk Henry           9 PIVs               $8.5 billion                            None       (23)       (48)
                ---------------------   77 other accounts    $16.0 billion
                Boston Company:
                Clifford A. Smith
                --------------------------------------------------------------------------------------------------------------------
                Marisco:                14 RICs              $4.428 billion                          None       (24)       (49)
                James G. Gendelman      2 other accounts     $143.8 million
------------------------------------------------------------------------------------------------------------------------------------
International   Alex Lyle               2 RICs               $1.297 billion
Opportunity                             25 PIVs              $1.602 billion
                                        2 other accounts     $287.0 million                          None(l)    (20)       (45)
                ------------------------------------------------------------
                Dominic Rossi           2 RICs               $1.732 billion
                                        1 other account      $604.5 million
------------------------------------------------------------------------------------------------------------------------------------
International   Kevin F. Simms          15 RICs              $6.9 billion
Select Value    ---------------------   11 PIVs              $2.7 billion                            None       (25)       (50)
                Henry S. D'Auria        152 other accounts   $18.5 billion
------------------------------------------------------------------------------------------------------------------------------------
International   AIG:                    2 RICs               $369.85 million
Small Cap       Hans K. Danielsson(e)   5 PIVs               $1.27 billion    2 other accounts
                                        3 other accounts     $294.83 million  ($88.78 M)
                ------------------------------------------------------------------------------
                AIG: Chantal Brennan(e) 1 RIC                $272.43 million
                                        1 PIV                $398.5 million
                ------------------------------------------------------------------------------
                AIG: Ming Hsu(e)        1 RIC                $272.43 million                         None       (26)       (51)
                                        7 PIVs               $99.96 million
                                        2 other accounts     $275.07 million
                ------------------------------------------------------------------------------
                AIG: Noriko Umino(e)    1 RIC                $272.43 million
                                        1 PIV                $3.73 million
                                        3 other accounts     $88.79 million
                --------------------------------------------------------------------------------------------------------------------
                Batterymarch:
                Thomas Linkas(d)
                ---------------------
                Batterymarch:
                Charles F. Lovejoy(d)
                ---------------------
                Batterymarch:
                Guy Bennett(d)
                ---------------------   14 other accounts    $2.985 billion                          None       (27)       (52)
                Batterymarch:
                Christopher W. Floyd(d)
                ---------------------
                Batterymarch:
                Jeremy Knight(d)
                ---------------------
                Batterymarch:
                John Vietz(d)
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 116

------------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)                          POTENTIAL
                                   -----------------------------------------------------         OWNERSHIP   CONFLICTS  STRUCTURE
   FUND         PORTFOLIO MANAGER       NUMBER AND TYPE     APPROXIMATE TOTAL  PERFORMANCE BASED  OF FUND       OF          OF
                                           OF ACCOUNT*          NET ASSETS         ACCOUNTS(A)     SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------

Mid Cap         Duncan J. Evered       2 RICs                $918.82 million                       $100,001 -
Growth                                 2 PIVs                $215.55 million                       $500,000      (2)       (29)
                                       17 other accounts     $616.98 million
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt      David Kerwin           9 RICs                $1.941 billion                        $50,001 -     (2)       (29)
High Income                            13 other accounts     $7.622 billion                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
Intermediate    David Kerwin           9 RICs                $5.489 billion                        $10,001 -     (2)       (29)
Tax-Exempt                             13 other accounts     $7.622 billion                        $50,000
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt      David Kerwin           9 RICs                $4.981 billion                        $10,001 -     (2)       (29)
Bond                                   13 other accounts     $7.622 billion                        $50,000
------------------------------------------------------------------------------------------------------------------------------------

* RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.


(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c) Ms. Keeley, who serves as Senior Vice President, Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.


(d) The portfolio manager began managing the fund after its last fiscal period end; therefore the reporting information is as of March 31, 2006.

(e) The portfolio manager began managing the fund after its last fiscal period end; therefore the reporting information is as of Dec. 31, 2005.


(f) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(g)   Primarily managed money/wrap accounts.

(h) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(i) Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts may contain additional assets under the primary responsibility of other portfolio managers.

(j) Messrs. Murphy, Jackson and Kirby manage the fixed income portion of these 3 RICs.

(k) Mr. Jackson manages $0.21 million of that account, and Mr. Kirby manages $82.58 million of that account.

(l) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

(m) The fund is new and shares were not yet being offered as of the fiscal period end.

(n) As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of Dec. 31, 2005.

(o) As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of March 31, 2006.


Statement of Additional Information - May 30, 2006                      Page 117

POTENTIAL CONFLICTS OF INTEREST

(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

      o Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.


      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.


(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



Statement of Additional Information - May 30, 2006                      Page 118

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.


(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.


(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

      If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

      The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) To ensure that Essex addresses compliance and control issues, an open dialogue exists between the portfolio managers, the trading desk, and our account services groups. This allows Essex to monitor compliance among these parties to accommodate both our clients' and the firm's investment guidelines. In order to prevent and detect violations, we have the following checks and balances built into our compliance process:

      o     The client service group and the Compliance Officer -- Christopher
            P. McConnell, Co-Chief Executive Officer and Chief Financial Officer -- interpret each compliance restriction.

      o     Portfolio Managers review each trade for appropriateness.

      o Our trading systems are state of the art and have been developed to prevent an inappropriate security or position from being purchased in a portfolio once the system is coded.

      o Our administrative group reviews each trade on a daily basis for reconciliation purposes.

      o Each member of our firm has signed our Code of Ethics policy which outlines authorized trading activity and procedures.


Statement of Additional Information - May 30, 2006                      Page 119

(7) MDTA offers several wealth management models in which their private clients (separately managed accounts) participate. Those offerings which follow the MDT Small Cap Growth strategy include portfolios of investments substantially identical to the portfolio managed for the RiverSource Small Cap Growth Fund ("RSCGF"), which could create certain conflicts of interest. In all cases, MDTA believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

      o RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

      o RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.


Statement of Additional Information - May 30, 2006                      Page 120

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.


      Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

      For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

      American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

      Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



(11) GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.



Statement of Additional Information - May 30, 2006                      Page 121

      GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

      Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The Portfolio Manager generally manages portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the fund. The Portfolio Manager makes investment decisions for the fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the fund may vary from the performance of securities purchased for other portfolios. The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, the Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Portfolio Managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Portfolio Managers. Although Wellington Management does not track the time a Portfolio Manager spends on a single portfolio, Wellington Management does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage the Portfolio Manager's various client mandates.



Statement of Additional Information - May 30, 2006                      Page 122

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:


      Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

      Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.


Statement of Additional Information - May 30, 2006                      Page 123

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.


(15) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a fund's transactions to the advantage of other accounts and to the detriment of the relevant. To address potential conflicts of interest that may arise in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.


      In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interest of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any fund transactions through such an entity, a structure that could give rise to additional conflict. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts.


(16) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.



Statement of Additional Information - May 30, 2006                      Page 124

(17) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(18) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

      BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.


(19) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

      Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

      MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

      The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

      Each portfolio manager/client service representative is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. Both the lead strategist and the portfolio manager/client service representatives review trade reports for all accounts on a daily basis.


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(20) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.


      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


(21) Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.


      The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

      o The most attractive investments could be allocated to higher-fee accounts.

      o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

      o The trading of other accounts could be used to benefit higher-fee accounts (front-running).

      o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the funds.

      A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.



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      "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM has adopted compliance procedures that provide that any transactions between the funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of the funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

      A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

      The funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      The funds' portfolio managers may also face other potential conflicts of interest in managing the funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a fund and other accounts. In addition, the funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.

      The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds.



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(22) The subadviser provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(23)  INTRODUCTION


      A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. The Boston Company Asset Management, LLC ("The Boston Company") has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

      These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

      This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

      NEW INVESTMENT OPPORTUNITIES

      Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

      o The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.



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      COMPENSATION

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation. o The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

      INVESTMENT OBJECTIVES

      Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

      o To mitigate the conflict in this scenario The Boston Company has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

      TRADING

      Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

      o When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

      PERSONAL INTEREST

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

      o All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.



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      OUTSIDE DIRECTORSHIP

      Potential Conflict: Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

      o In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

      PROXY VOTING

      Potential Conflict: Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

      o Material conflicts of interest are addressed through the establishment of our parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

      PERSONAL TRADING

      Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

      o Subject to the personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

      o Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

      SOFT DOLLARS

      Potential Conflict: Use of client commissions to pay for services that benefit The Boston Company and not client accounts.

      o It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.



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      CONSULTANT BUSINESS

      Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e., clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

      o     The Boston Company does not pay referral fees to consultants.

      GIFTS

      Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

      The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Code of Conduct and provides further clarification for The Boston Company employees.

      o The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501(c)(3) charitable organization of the employee's choice.


(24) Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.


      Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

      As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.

      In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.



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(25) As an investment adviser and fiduciary, Alliance Capital owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


      Employee Personal Trading

      Alliance Capital has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance Capital own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance Capital permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance Capital's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance Capital. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

      Managing Multiple Accounts for Multiple Clients

      Alliance Capital has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance Capital's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.



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      Allocating Investment Opportunities

      Alliance Capital has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance Capital routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

      Alliance Capital's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance Capital has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance Capital could share in investment gains.

      To address these conflicts of interest, Alliance Capital's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


(26) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(27) Actual or potential conflicts may arise in managing the Funds in conjunction with the portfolios of Batterymarch's other clients. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the Funds.

      Although Batterymarch believes that its compliance policies and procedures are appropriate to prevent or eliminate many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary below.

      Allocation of Investment Opportunities

      If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, the Funds may not be able to take full advantage of that opportunity. However, Batterymarch has adopted compliance policies and procedures for such situations.


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      Opposite (i.e., Contradictory) Transactions in Securities

      Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

      In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

      Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its market neutral portfolios under management, and Batterymarch's market neutral portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage its market neutral portfolios. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

      Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

      Personal Securities Transactions

      Batterymarch allows its employees to trade in securities that it recommends to advisory clients, including the Funds. Batterymarch's supervised persons (to the extent not prohibited by Batterymarch's Code of Ethics) might buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities might create a conflict of interest between Batterymarch, its supervised persons and its clients.

      Batterymarch employees may also invest in mutual funds, including the Funds, which are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

      To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in the Funds).

      Batterymarch is the investment adviser to a pooled investment vehicle that invests in long and short positions, under a US all capitalization market neutral equity strategy. Certain Batterymarch employees have ownership interests in this fund. Employee ownership of this market neutral fund may create potential conflicts of interest for Batterymarch.


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STRUCTURE OF COMPENSATION

(28) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(29) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three year) pre-tax performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) pre-tax performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to institutional portfolios managed by Lynn Hopton and Yvonne Stevens, funding for the bonus pool is a percentage of operating profit earned on the institutional portfolios managed by them and institutional portfolio profitability. With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds they support as research analysts*.

      Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

      * The portfolio managers that currently support funds as research analysts are: Clay Hoes, Julene Melquist, J. Blair Brumley and Nina Hughes.


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(30) The compensation received by portfolio managers at UBS Global Asset Management includes a base salary and incentive compensation based on the portfolio manager's personal performance.

      UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into four categories:

      o Competitive salary, benchmarked to maintain competitive compensation opportunities.

      o Annual bonus, tied to individual contributions and investment performance.

      o UBS equity awards, promoting company-wide success and employee retention.

      o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

      Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

      Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns our investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each portfolio the portfolio manages as compared to the portfolio's broad-based index over a three-year rolling period.

      UBS AG equity. Senior investment professionals, including each portfolio manager of the portfolio, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value, and also serves as an effective retention tool as the equity shares typically vest over a number of years.

      Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. UBS Global Asset Management feels that this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

(31) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

      The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.


Statement of Additional Information - May 30, 2006                      Page 136

(32) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on the portfolio's performance on an absolute basis as well as relative to our peers and benchmarks. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

      Portfolio managers, specifically those that are Principals of the firm, are evaluated on the basis of two components: (1) overall performance of the firm and (2) performance of his or her managed portfolios. Overall performance of the firm is the overriding measure by which Principals are evaluated. A lesser weighting, but certainly one of importance, is the portfolio's performance, which is measured in terms of absolute, benchmark-relative and competitor-relative performance.

      An analyst's evaluation consists of three components: the performance of the portfolio, production/work ethic/communications, and teamwork. The performance of the portfolio is measured in terms of both absolute performance, as well as relative performance to that of the comparative benchmark and peer group. Productivity, work ethic, and communication is very much a qualitative measure and is first and foremost a comprehensive assessment of how individual analysts generate stock ideas. It is an assessment of the number of names that are looked at, knowledge of those names, the frequency with which the analyst's recommendations are incorporated into the portfolio and the analyst's overall preparedness for coverage meetings. Teamwork is another rather qualitative element of the evaluation. It is a measurement of an individual analyst's functioning within the team largely in terms of cooperation, collaboration, and the sharing of ideas. An analyst's evaluation plays a part, in addition to the performance of the overall firm, in determining the size of his or her bonus, which typically ranges from 25% - 150% of base salary.

      Each trader at Essex is evaluated annually by the firm's Chief Executive Officers. The two Chief Executive Officers examine several factors such as: number of errors, obtaining best execution, opinions of our portfolio managers, etc. A trader's performance evaluation contributes to 25%-30% of his or her total pay.

      As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success. We feel that our compensation structure is extremely competitive when compared with other firms in the industry.

      Finally, Essex offers a deferred compensation plan for certain employees by way of granting them a Special Recognition Award.

      Essex maintains a fundamental team approach that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly. Our investment professionals are continuously motivated by our compensation structure, competitive personnel benefit packages, and entrepreneurial-like culture.

(33) MDTA's Chief Investment Officer, David Goldsmith, receives a fixed cash salary that is not based on the performance of MDTA investment strategies. He also receives a cash bonus as part of his compensation that is calculated based on a percentage of total advisory revenue earned by MDTA. MDTA's other investment professionals receive a fixed cash salary and a cash bonus that is calculated based on the performance of MDTA's strategies. The compensation of all of MDTA's investment professionals includes a 401(k) retirement plan. The compensation of all of MDTA's investment professionals with respect to the RSCGF is no different than compensation they receive for services provided to other accounts.

(34) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.


Statement of Additional Information - May 30, 2006                      Page 137

(35) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


      Base Salary

      Portfolio managers receive base pay in the form of a fixed annual salary.

      Bonus

      A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.


      With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund.


      In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

      A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

      A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

      Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

      Restricted Stock Plans

      Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).



Statement of Additional Information - May 30, 2006                      Page 138

      Deferred Compensation Plans

      Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


(36) GSAM and the GSAM Growth team's (the Growth Team) compensation package for its Portfolio Managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures performance on a market cycle basis, which typically measures a three-to-seven year period, rather than being focusing on short-term gains in their strategies or short-term contributions from a Portfolio Manager in any given year.


      The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other Portfolio Managers within the research process. Benchmarks for measuring performance can be either broad-based or narrow-based indices, which will vary based on client expectations. The benchmark for the Fundamental Growth Fund is the Russell 1000 Growth Index.

      The Growth Team also considers each Portfolio Manager's individual performance, his or her contribution to the overall performance of the strategy long term, and his/her ability to work as a member of the Team.

      GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co., and anticipated compensation levels among competitor firms.


      Other Compensation. GSAM offers a number of additional benefits/deferred compensation programs for all Portfolio Managers including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

      Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(37) The fund pays Wellington Management a fee based on the assets under management of the fund as set forth in the Subadvisory Agreement between Wellington Management and RiverSource Investments with respect to the fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the fund.


Statement of Additional Information - May 30, 2006                      Page 139

      Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the investment professional primarily responsible for the day-to-day management of the fund ("portfolio manager") includes a base salary and incentive components. The base salary for the portfolio manager is determined by his experience and performance in his role as portfolio manager. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the portfolio manager's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees. The portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the portfolio manager and generally each other portfolio managed by such portfolio manager. Wellington Management applies similar incentive structures to other portfolios managed by the portfolio manager, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by a portfolio manager can, and typically do, represent a significant portion of a portfolio manager's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some portfolio managers are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance.


(38)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis's annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(39) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.


Statement of Additional Information - May 30, 2006                      Page 140

(40) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the portfolio manager's experience, reputation and competitive market rates.


      Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, the funds' size and cash flows, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment to a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

      Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.


(41) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(42) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.


      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.


(43) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.


      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.



Statement of Additional Information - May 30, 2006                      Page 141

(44) Metropolitan West's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, generous benefits and, in some cases, ownership. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan and profit-sharing plan. For those individuals who do not have an ownership interest in the firm, a material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

      Metropolitan West's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over Metropolitan West's investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

      Messrs. Lisenbee and Gleicher are owners of Metropolitan West. As such, their compensation consists of a fixed salary and participation in the firm's profits.

(45) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

(46) As of October 31, 2005, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes also participates in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and is based on Columbia WAM's recent performance. Portfolio manager compensation is variable and is based on both security analysis and portfolio management skill, as reflected through investment performance. Security analysis performance is evaluated based on investment results versus benchmarks of assigned coverage areas, industry and country weighting recommendations, achievement of industry and country weighting change mandates, the attainment of consistency across accounts, the magnitude of assets managed and the number of new investment ideas generated. Portfolio management performance is gauged on the pre-tax total return of each fund as measured against the performance of its benchmark index as well as its Lipper peer group. For portfolio managers that manage multiple funds, the performance of each fund is weighted by asset size so that the performance of a larger fund bears more importance on a portfolio manager's compensation than a smaller fund.

Statement of Additional Information - May 30, 2006                      Page 142

      Other factors used to determine portfolio manager compensation include the manager's business building efforts and governance and citizenship. The same factors and approach are applied to a portfolio manager's management of a separate account. Further, salary and bonus amounts were also impacted by Columbia WAM's income growth, revenue growth and growth of assets under management. Base salary amounts are determined according to multiple year performance, whereas bonus amounts are determined largely according to the manager's current year performance.

      A portion of Mr. Egan's compensation is also based on his responsibilities as the director of international research at Columbia WAM.

(47) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

      o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

      o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

      o Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.

      As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(48) The portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.


      For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

      All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).



Statement of Additional Information - May 30, 2006                      Page 143

(49) Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.


      Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

      Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.

      In addition to his salary and bonus, Mr. Gendelman may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


(50) Alliance Capital's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:


      (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

      (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance Capital's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance Capital considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance Capital. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance Capital also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance Capital's leadership criteria.



Statement of Additional Information - May 30, 2006                      Page 144

      (iii) Discretionary incentive compensation in the form of awards under Alliance Capital's Partners Compensation Plan ("deferred awards"):
            Alliance Capital's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance Capital terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance Capital's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance Capital also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance Capital's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units).

      (iv)  Contributions under Alliance Capital's Profit Sharing/401(k) Plan:
            The contributions are based on Alliance Capital's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance Capital.


(51) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and
      (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(52) Compensation for Batterymarch investment professionals includes: competitive base salaries; individual performance-based bonuses (based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes); corporate profit-sharing; and a non-qualified deferred compensation plan (this plan has a three-year cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for the full three-year period after the initial award).

      Our compensation structure is highly competitive by current industry standards in terms of base salary and incentive compensation. This is based upon an annual industry-wide survey, to which Batterymarch subscribes, conducted by McLagan Partners.

      A key component at Batterymarch in attracting and retaining key professionals is an environment which promotes continuous learning and sharing. All investment professionals have specific geographic coverage and sector responsibilities and each has responsibility for the success of investment models in these areas. We believe that this concept of "ownership" has contributed significantly to our ability to attract and retain investment professionals.


Statement of Additional Information - May 30, 2006                      Page 145

ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

                                    TABLE 21. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE*
------------------------------------------------------------------------------------------------------------------------------------
                                                               ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                    FUND                  ------------------------------------------------------------------------------------------
                                                             $500,000,001 -   $1,000,000,001 -  $3,000,000,001 -
                                          $0 - 500,000,000   1,000,000,000    3,000,000,000     12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity          0.080%         0.075%          0.070%           0.060%          0.050%

Disciplined Small Cap Value
Emerging Markets
Emerging Markets Bond
European Equity
Global Bond
Global Equity
International Aggressive Growth
International Equity
International Opportunity
International Select Value
International Small Cap
Small Cap Advantage
Small Cap Equity
Small Cap Growth
Small Cap Value
Small Company Index
Strategic Allocation
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                     0.070%         0.065%          0.060%           0.050%          0.040%
Core Bond
Diversified Bond
Floating Rate
High-Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Massachusetts Tax-Exempt
Michigan Tax-Exempt
Minnesota Tax-Exempt
New York Tax-Exempt
Ohio Tax-Exempt
Short Duration U.S. Government
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
--------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 146

------------------------------------------------------------------------------------------------------------------------------------
                                                               ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                    FUND                  ------------------------------------------------------------------------------------------
                                                             $500,000,001 -   $1,000,000,001 -  $3,000,000,001 -
                                          $0 - 500,000,000   1,000,000,000    3,000,000,000     12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
                                         0.060%         0.055%          0.050%           0.040%          0.030%
Aggressive Growth
Balanced
Cash Management
Disciplined Equity

Disciplined Small and Mid Cap Equity
Diversified Equity Income

Dividend Opportunity
Equity Value
Fundamental Growth
Fundamental Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Precious Metals
Real Estate
S&P 500 Index
Select Value
Tax-Exempt Money Market
Value
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               0.020%         0.020%          0.020%           0.020%          0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity

Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045

--------------------------------------------------------------------------------------------------------------------------

* Effective Oct. 1, 2005, the funds' Board approved a change to the Administrative Services Agreement fee schedule under the Administrative Services Agreement between Ameriprise Financial and the funds.

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - May 30, 2006                      Page 147

                                          TABLE 22. ADMINISTRATIVE FEES
--------------------------------------------------------------------------------------------------------------------
                                                              ADMINISTRATIVE SERVICES FEES PAID IN       DAILY RATE
                  FUND                                     -----------------------------------------     APPLIED TO
                                                               2006         2005              2004       FUND ASSETS
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                  $51,235     $13,785(a)             N/A           0.020
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                 17,895       5,969(a)             N/A           0.020
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                     85,545      23,460(a)             N/A           0.020
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                         104,658      28,002(a)             N/A           0.020
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                        34,371      10,779(a)             N/A           0.020
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                 41,435      10,959(a)             N/A           0.020
--------------------------------------------------------------------------------------------------------------------
Small Company Index                                           861,455        784,439         731,549           0.076
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                 222,321        319,791         324,551           0.060
--------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------

Equity Value                                                  558,514        454,202         451,613           0.056
--------------------------------------------------------------------------------------------------------------------
Precious Metals                                                50,123         51,848          52,769           0.060
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                           568,712        491,869         371,247           0.078
--------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                              180,537        224,042         218,131           0.080
--------------------------------------------------------------------------------------------------------------------
                                                                2005           2004            2003
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                              N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                              N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                              N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                              N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                              N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                              N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                              N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                              N/A            N/A             N/A             N/A

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              24,630          7,449          254(b)           0.060
--------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                             31,978          6,428          259(b)           0.060
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                                             458,121        271,928         168,023           0.058
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                             1,219,476      1,227,227       1,034,060           0.046
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                       N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                    N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                    N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Select Value                                                  427,460        240,301          94,457           0.058
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                960,018      1,317,413       1,421,675           0.048
--------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                              129,820         88,061          32,020           0.080
--------------------------------------------------------------------------------------------------------------------
Small Cap Value                                               824,914        676,121         470,468           0.071
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                      152,145        204,741         166,561           0.050
--------------------------------------------------------------------------------------------------------------------
Value                                                         285,752        228,212         161,752           0.060
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                          87,771        100,323         111,565           0.040
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                          406,110        415,515         457,055           0.037
--------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                       30,362         37,526          39,417           0.040
--------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                            23,283         30,016          33,309           0.040
--------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                          163,503        176,718         182,304           0.038
--------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                            36,031         43,576          47,766           0.040
--------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                24,486         31,477          34,268           0.040
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                    41,449       2,235(c)             N/A           0.050
--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 148

                                          TABLE 22. ADMINISTRATIVE FEES
--------------------------------------------------------------------------------------------------------------------
                                                              ADMINISTRATIVE SERVICES FEES PAID IN       DAILY RATE
                  FUND                                     -----------------------------------------     APPLIED TO
                                                              2005           2004            2003       FUND ASSETS
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                             1,016,703      1,171,667       1,445,919           0.025
--------------------------------------------------------------------------------------------------------------------
Core Bond                                                      78,241         38,539        2,965(d)           0.050
--------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                             29,441          6,521          939(e)           0.050
--------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                              N/A            N/A             N/A             N/A

--------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                       N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Floating Rate                                                     N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Growth                                                      1,370,094      1,523,915       1,469,076           0.045
--------------------------------------------------------------------------------------------------------------------
Income Opportunities                                          164,038         81,849        3,160(d)           0.050
--------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                 61,197       6,834(f)             N/A           0.050
--------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                              860,387        212,114          27,560           0.048
--------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                67,667         41,856          11,000           0.050
--------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                          88,881         53,771        3,184(d)           0.050
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                            1,259,427      1,460,195       1,674,570           0.046
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                                      524,986        588,644         610,513           0.039
--------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                   1,216,876        942,358         676,319           0.026
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                 385,071        170,293          58,931           0.050
--------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                          383,942        390,084         381,033           0.037
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                                  N/A            N/A             N/A             N/A

--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                              351,359        271,857         208,342           0.080
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                             N/A            N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
European Equity                                                75,504         78,835          82,084           0.080
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                   342,324        314,640         311,211           0.079
--------------------------------------------------------------------------------------------------------------------
Global Equity                                                 305,907        284,795         304,662           0.079
--------------------------------------------------------------------------------------------------------------------
Global Technology                                             112,326        131,702          93,713           0.060
--------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                               240,889        149,750          94,603           0.080
--------------------------------------------------------------------------------------------------------------------
International Equity                                          127,687         88,536          38,014           0.080
--------------------------------------------------------------------------------------------------------------------
International Opportunity                                     331,818        255,871         239,593           0.080
--------------------------------------------------------------------------------------------------------------------
International Select Value                                    861,655        549,050         284,251           0.075
--------------------------------------------------------------------------------------------------------------------
International Small Cap                                        74,264         46,103          13,092           0.080
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                        64,053         69,058          65,453           0.070
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                              1,023,124      1,056,445         868,316           0.054
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                               321,037        323,368         371,126           0.069
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                      1,505,060      1,447,459       1,546,469           0.060
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                        42,768         45,528          60,388           0.060
--------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.



Statement of Additional Information - May 30, 2006                      Page 149

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AGREEMENT


Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fee varies depending on the investment category of the fund. For all but Class I shares, the fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class Y shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. For Class I shares, the fund allocates the fees based strictly on the number of shareholder accounts. You can find your fund's investment category in Table 1.


                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

Class A    Class B      Class C      Class D      Class E     Class I   Class Y
-------    -------      -------      -------      -------     -------   -------
$19.50     $20.50       $20.00       $19.50       $19.50       $1.00     $17.50

  FUNDS-OF-FUNDS - BOND, STATE TAX-EXEMPT BOND, TAXABLE BOND, TAX-EXEMPT BOND
                                     FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

          Class A    Class B      Class C      Class I      Class Y
          -------    -------      -------      -------      -------
          $20.50     $21.50       $21.00       $1.00        $18.50

                               MONEY MARKET FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

            Class A   Class B      Class C      Class I      Class Y
            -------   -------      -------      -------      -------
            $22.00    $23.00       $22.50       $1.00        $20.00

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION AGREEMENT


RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc. (collectively, the distributor), 70100 Ameriprise Financial Center, Minneapolis, MN 55474, serve as the fund's principal underwriter. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


Statement of Additional Information - May 30, 2006                      Page 150

                                            TABLE 23. SALES CHARGES PAID TO DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         AMOUNT RETAINED AFTER PAYING
                 FUND                         SALES CHARGES PAID TO DISTRIBUTOR          COMMISSIONS AND OTHER EXPENSES
                                         --------------------------------------------------------------------------------------
                                              2006          2005          2004         2006          2005          2004
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive               $3,095,956    $2,689,735(a)       N/A    $1,116,369    $1,129,812(a)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                577,821       722,689(a)       N/A       105,590       178,650(a)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                  4,118,788     3,810,185(a)       N/A     1,075,302     1,309,727(a)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive       7,078,581     6,114,118(a)       N/A     2,691,706     2,610,071(a)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative     1,286,540     1,603,913(a)       N/A       274,017       530,042(a)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity              1,845,156     1,393,255(a)       N/A       518,093       509,719(a)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Small Company Index                         1,228,665     1,511,932    1,717,480       337,031       554,278       485,006
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                N/A - No           N/A          N/A           N/A           N/A           N/A
                                         sales charge
-------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------------

Equity Value                                  645,442      740,741       798,502       116,536       258,954       212,373
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals                               104,779      141,256       146,086        21,277        58,658        46,448
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           986,996    1,972,996     2,543,371       276,857       774,287       757,410
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                              401,382      636,221     1,140,014       127,479       251,743       371,324
-------------------------------------------------------------------------------------------------------------------------------
                                              2005          2004          2003         2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                              N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             166,200      131,508      2,319(b)        72,464        50,690        19,790(b)
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                            109,110       87,619      5,351(b)        43,395        18,759       (18,864)(b)
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                           2,827,644    2,069,259     1,337,752     1,038,987       633,428       251,037
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                             3,295,433    4,885,301     3,424,299     1,011,136     1,014,719       301,541
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                       N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                    N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                    N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Select Value                                1,633,975    2,473,422     1,230,319       582,671       668,150        56,873
-------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              3,842,195    8,055,130    11,561,778     1,629,476     2,236,469    (2,552,775)
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                              523,687      687,100       317,549       187,706       199,371         9,860
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                             2,787,117    3,415,712     2,827,168     1,053,640     1,093,404       579,029
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                      631,090    1,414,409     2,218,546       197,759       322,339       585,001
-------------------------------------------------------------------------------------------------------------------------------
Value                                         836,914    1,098,734       980,177       248,868       257,673       138,732
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                         218,698      246,897       369,212       111,053        96,481       147,346
-------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                        1,604,180    1,451,779     1,198,206       523,080       537,003       449,037
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                       98,324      163,094       230,570        44,188        67,903        23,080
-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                            68,367      108,759       123,009        20,700        48,877         9,420
-------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                          463,661      645,851       658,737       141,616       225,724        43,189
-------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                           134,248      155,512       146,838        63,799        65,578        26,914
-------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 151

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          AMOUNT RETAINED AFTER PAYING
                 FUND                         SALES CHARGES PAID TO DISTRIBUTOR          COMMISSIONS AND OTHER EXPENSES
                                         --------------------------------------------------------------------------------------
                                              2005          2004          2003         2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                55,404      113,361       155,216         9,152        35,469        15,472
-------------------------------------------------------------------------------------------------------------------------------
Real Estate                                   556,465      224,344(c)        N/A       223,572        95,933(c)        N/A
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------------
Cash Management                               994,923    1,556,245        2,570,091    993,250     1,554,374     2,568,224
-------------------------------------------------------------------------------------------------------------------------------
Core Bond                                     207,266      243,504        61,761(d)     90,811       169,705      (239,213)(d)
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                            126,376       64,957        15,207(e)     47,059        13,620       (24,103)(e)
-------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity              N/A          N/A           N/A           N/A           N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                       N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                     N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Growth                                      3,540,317    5,194,048     5,319,830     1,430,279     1,979,434     1,703,248
-------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                          891,368    1,008,513        51,706(d)    201,999       268,488      (266,547)(d)
-------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                429,879      218,847(f)        N/A        84,033        45,591(f)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                            1,812,939    2,547,239       592,326       723,158       711,343        76,721
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                               196,360      454,971       180,263        71,406       132,559         6,677
-------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                         393,925      423,604        64,991(d)    115,701       178,177      (268,630)(d)
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                            3,072,387    3,926,269     5,046,003     1,203,503     1,516,544       722,797
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                      501,366      735,450       750,472       168,698       240,733       228,111
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                   9,791,165   10,301,867     3,604,654     2,664,788     2,933,886     1,012,358
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               3,098,747    2,377,837       655,293       986,793       837,278       149,937
-------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                        1,083,154      989,579       847,194       244,136       316,545       223,952
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                  N/A          N/A           N/A           N/A           N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              798,990      556,829       243,062    (6,658,875)   (6,660,972)   (2,681,731)
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                             N/A          N/A           N/A           N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Global Bond                                   765,438      956,580     1,009,917       390,806       536,364       537,388
-------------------------------------------------------------------------------------------------------------------------------
Global Equity                                 778,062      467,198       437,154       211,977       203,564       196,939
-------------------------------------------------------------------------------------------------------------------------------
Global Technology                             328,770      591,744       543,360        67,485       208,704       150,041
-------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth               816,345      796,060       528,748       282,465       360,944       194,832
-------------------------------------------------------------------------------------------------------------------------------
International Equity                          299,410      456,321       329,351        96,946       175,987        82,777
-------------------------------------------------------------------------------------------------------------------------------
International Opportunity                     873,855      997,517       274,577       244,843       371,845       104,589
-------------------------------------------------------------------------------------------------------------------------------
International Select Value                  3,425,153    3,105,887     1,896,607     1,020,350     1,220,539       527,546
-------------------------------------------------------------------------------------------------------------------------------
International Small Cap                       203,543      324,756        86,270        60,817       115,235        18,806
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       176,349      306,545       611,983        40,451        86,091       100,008
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              1,821,533    3,566,760     4,166,089       635,918     1,373,111     1,046,768
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               371,626      495,541       740,644       107,815       197,028       233,789
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                      2,115,452    3,131,234     4,468,036     2,736,405     1,256,629     1,475,443
-------------------------------------------------------------------------------------------------------------------------------
                                              2004          2003         2002          2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                      N/A - No          N/A           N/A           N/A           N/A           N/A
                                         sales charge
-------------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from April 14, 2003 (when shares became publicly available) to May 31, 2003.

(c) For the period from March 4, 2004 (when shares became publicly available to June 30, 2004.

(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


Statement of Additional Information - May 30, 2006                      Page 152

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

For funds with Class Y shares, except for Cash Management, the fund pays the distributor a fee for service provided to shareholders by financial advisors and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y. PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

      To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate as follows:

      The fee is based on the average daily net assets of the fund attributable to the applicable class:

                   Class A        Class B      Class C      Class D
                   -------        -------      -------      -------
                    0.25%          1.00%        1.00%        0.25%

      For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

FOR MONEY MARKET FUNDS

      The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

                           Class A        Class B      Class C
                           -------        -------      -------
                            0.10%          0.85%        0.75%

      For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. For Class A and Class B shares, 0.10% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of Class A, Class B, Class C and Class D shares, as applicable. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.



Statement of Additional Information - May 30, 2006                      Page 153

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                 TABLE 24. 12B-1 FEES
-------------------------------------------------------------------------------------------------------------------------
                    FUND                               CLASS A            CLASS B            CLASS C            CLASS D
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                           $484,308           $577,276            $46,390                N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                          137,397            287,019             57,771                N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                              749,024          1,152,301            128,534                N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                   997,023          1,133,797            110,329                N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                 281,878            506,549             84,250                N/A
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                          388,326            477,375             40,094                N/A
------------------------------------------------------------------------------------------------------------------------
Small Company Index                                   2,079,181          3,813,752                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                               N/A                N/A                N/A            165,605
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------

Equity Value                                          2,183,812          2,384,097             34,165                N/A
------------------------------------------------------------------------------------------------------------------------
Precious Metals                                         165,867            162,206             17,083                N/A
------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                   1,491,995          2,099,561            119,350                N/A
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                        350,381            628,494             59,731                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                        N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                        53,023             48,357              3,331                N/A
------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                       41,230             53,576              2,998                N/A
------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                     1,207,593          2,384,944            146,962                N/A
------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                       4,680,366          7,125,474            395,850                N/A
------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                 N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                              N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 154

-------------------------------------------------------------------------------------------------------------------------
                    FUND                               CLASS A            CLASS B            CLASS C            CLASS D
-------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                              N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Select Value                                          1,225,074          1,930,026            115,118                N/A
------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                        2,696,008          7,653,428            311,601                N/A
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                        272,058            431,058             38,537                N/A
------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                       1,851,124          3,558,899            222,997                N/A
------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                427,918          1,109,871            125,193                N/A
------------------------------------------------------------------------------------------------------------------------
Value                                                   678,394          1,516,583             96,685                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                   483,557            182,416             33,536                N/A
------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                  1,852,456          2,836,466            105,158                N/A
------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                147,943            186,463             14,622                N/A
------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                     136,742             59,822             18,779                N/A
------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                    877,625            517,111             92,150                N/A
------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                     196,842            120,762             16,217                N/A
------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                         136,871             84,836             21,311                N/A
------------------------------------------------------------------------------------------------------------------------
Real Estate                                              98,379            109,406              6,203                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------
Cash Management                                       3,303,424          1,141,431             20,261                N/A
------------------------------------------------------------------------------------------------------------------------
Core Bond                                               153,743            100,229              4,566                N/A
------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                       44,025             51,693              1,420                N/A
------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                        N/A                N/A                N/A                N/A

------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                 N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Floating Rate                                               N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Growth                                                5,058,973          5,641,889            128,612                N/A
------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                    484,743            713,097             64,944                N/A
------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                          151,312            322,955             28,363                N/A
------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                      2,866,767          5,272,525            101,520                N/A
------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                         183,291            277,867             14,213                N/A
------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                   252,631            234,566             19,297                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                      4,534,413          5,752,444            193,278                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------
Balanced                                              2,607,027          1,043,188             30,859                N/A
------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                             7,657,786         10,740,806            480,884                N/A
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                         1,330,390          1,925,014             93,253                N/A
------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                  2,265,380            972,773             51,964                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                            N/A                N/A                N/A                N/A

------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                        615,902            837,876             20,597                N/A
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                       N/A                N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------
European Equity                                         215,628            357,616             14,910                N/A
------------------------------------------------------------------------------------------------------------------------
Global Bond                                             955,642          1,383,322             46,223                N/A
------------------------------------------------------------------------------------------------------------------------
Global Equity                                           998,361          1,085,962             16,253                N/A
------------------------------------------------------------------------------------------------------------------------
Global Technology                                       332,148            541,521             36,342                N/A
------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                         473,135            538,762             31,073                N/A
------------------------------------------------------------------------------------------------------------------------
International Equity                                    251,971            246,890             15,280                N/A
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 155

-------------------------------------------------------------------------------------------------------------------------
                    FUND                               CLASS A            CLASS B            CLASS C            CLASS D
-------------------------------------------------------------------------------------------------------------------------
International Opportunity                               988,705            870,310             24,597                N/A
------------------------------------------------------------------------------------------------------------------------
International Select Value                            2,092,138          2,820,781            147,657                N/A
------------------------------------------------------------------------------------------------------------------------
International Small Cap                                 156,292            163,874              7,220                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                 288,204            202,747             76,645                N/A
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                        3,423,983          3,565,125            128,400                N/A
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       1,609,147            333,246             43,532                N/A
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                9,288,829          2,274,999            255,897                N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 117,570                N/A                N/A                N/A
-------------------------------------------------------------------------------------------------------------------------

CUSTODIAN AGREEMENT

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE BOND FUNDS OTHER THAN DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR STATE TAX-EXEMPT BOND, TAX-EXEMPT BOND AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.



Statement of Additional Information - May 30, 2006                      Page 156

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

                              TABLE 25. FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED RIVERSOURCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        FIRST                                  FISCAL
                     FUND*                              DATE OF        OFFERED       FORM OF       STATE OF     YEAR
                                                     ORGANIZATION     TO PUBLIC    ORGANIZATION  ORGANIZATION    END    DIVERSIFIED
-----------------------------------------------------------------------------------------------------------------------------------

BOND SERIES, INC.(3)                              4/29/81, 6/13/86(1)               Corporation       NV/MN      7/31

-----------------------------------------------------------------------------------------------------------------------------------
   Core Bond Fund                                                       6/19/03                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Floating Rate Fund                                                   2/16/06                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Income Opportunities Fund                                            6/19/03                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Inflation Protected Securities Fund                                   3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Limited Duration Bond Fund                                           6/19/03                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT TRUST                             4/7/86                        Business          MA       6/30
                                                                                      Trust(2)
-----------------------------------------------------------------------------------------------------------------------------------
   California Tax-Exempt Fund                                           8/18/86                                             No
-----------------------------------------------------------------------------------------------------------------------------------
DIMENSIONS SERIES, INC                            2/20/68, 6/13/86(1)               Corporation       NV/MN      7/31
-----------------------------------------------------------------------------------------------------------------------------------
   Disciplined Small and Mid Cap Equity Fund                              --                                                Yes
   Disciplined Small Cap Value Fund                                     2/16/06                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SERIES, INC.(3)                6/27/74, 6/31/86(1)               Corporation       NV/MN      8/31
-----------------------------------------------------------------------------------------------------------------------------------
   Diversified Bond Fund(4)                                             10/3/74                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

EQUITY SERIES, INC.                               3/18/57, 6/13/86(1)               Corporation       NV/MN      11/30
-----------------------------------------------------------------------------------------------------------------------------------

  Mid Cap Growth Fund(5)                                               6/4/57                                              Yes
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL SERIES, INC.                                    10/28/88                     Corporation         MN       10/31
-----------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Bond Fund                                           2/16/06                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund(6)                                            11/13/96                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Global Bond Fund                                                     3/20/89                                             No
-----------------------------------------------------------------------------------------------------------------------------------

   Global Equity Fund(7),(6)                                            5/29/90                                             Yes

-----------------------------------------------------------------------------------------------------------------------------------
   Global Technology Fund                                              11/13/96                                             No
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME SERIES, INC.                          3/12/85                     Corporation         MN       5/31
-----------------------------------------------------------------------------------------------------------------------------------

   Short Duration U.S. Government Fund(4)                               8/19/85                                             Yes

-----------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Mortgage Fund                                        2/14/02                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------


HIGH YIELD INCOME SERIES, INC.                          8/17/83                     Corporation         MN       5/31
-----------------------------------------------------------------------------------------------------------------------------------

   High Yield Bond Fund(4)                                              12/8/83                                             Yes



-----------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES, INC.                               2/10/45; 6/13/86(1)               Corporation       NV/MN      5/31
-----------------------------------------------------------------------------------------------------------------------------------
   Income Builder Basic Income Fund                                     2/16/06                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Income Builder Enhanced Income Fund                                  2/16/06                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Income Builder Moderate Income Fund                                  2/16/06                                             No
-----------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL MANAGERS SERIES, INC.(3)                  5/9/01                      Corporation         MN       10/31
-----------------------------------------------------------------------------------------------------------------------------------
   International Aggressive Growth Fund                                 9/28/01                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund(5)                                         10/3/02                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   International Select Value Fund                                      9/28/01                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   International Small Cap Fund                                         10/3/02                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL SERIES, INC.                              7/18/84                     Corporation         MN       10/31
-----------------------------------------------------------------------------------------------------------------------------------

   Disciplined International Equity Fund                                  ---                                               Yes

-----------------------------------------------------------------------------------------------------------------------------------
   European Equity Fund(6)                                              6/26/00                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

   International Opportunity Fund(6),(5)                               11/15/84                                             Yes

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 157

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       DATE
                                                                       FIRST                                   FISCAL
                     FUND*                              DATE OF        OFFERED       FORM OF       STATE OF     YEAR
                                                     ORGANIZATION     TO PUBLIC    ORGANIZATION  ORGANIZATION    END   DIVERSIFIED
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SERIES, INC.                          1/18/40; 6/13/86(1)               Corporation       NV/MN      9/30
-----------------------------------------------------------------------------------------------------------------------------------

   Balanced Fund(5)                                                     4/16/40                                             Yes

-----------------------------------------------------------------------------------------------------------------------------------
   Diversified Equity Income Fund                                      10/15/90                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Value Fund                                                   2/14/02                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

LARGE CAP SERIES, INC.(3)                         5/21/70, 6/13/86(1)               Corporation       NV/MN      7/31
-----------------------------------------------------------------------------------------------------------------------------------
   Disciplined Equity Fund(5)                                           4/24/03                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Fund                                                          3/1/72                                              Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Large Cap Equity Fund                                                3/28/02                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                                                 6/27/02                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
MANAGERS SERIES, INC.(3)                                3/20/01                     Corporation         MN       5/31
-----------------------------------------------------------------------------------------------------------------------------------
   Aggressive Growth Fund                                               4/24/03                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Fundamental Growth Fund(5)                                           4/24/03                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Fundamental Value Fund                                               6/18/01                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Select Value Fund                                                    3/8/02                                              Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Small Cap Equity Fund(5)                                             3/8/02                                              Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                                 6/18/01                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Value Fund                                                           6/18/01                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

MARKET ADVANTAGE SERIES, INC.                           8/25/89                     Corporation         MN       1/31
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Conservative Fund                                   3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Conservative Fund                          3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Fund                                       3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Aggressive Fund                            3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Aggressive Fund                                     3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Total Equity Fund                                   3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                                  10/25/99                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Small Company Index Fund                                             8/19/96                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SERIES, INC.                         8/22/75; 6/13/86(1)               Corporation       NV/MN      7/31
-----------------------------------------------------------------------------------------------------------------------------------
   Cash Management Fund                                                 10/6/75                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

RETIREMENT SERIES TRUST                                 1/27/06                       Business          MA       4/30
                                                                                      Trust(2)
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2010 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2015 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2020 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2025 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2030 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2035 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2040 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2045 Fund                                              ---                                               No
-----------------------------------------------------------------------------------------------------------------------------------

SECTOR SERIES, INC.                                     3/25/88                     Corporation         MN       6/30
-----------------------------------------------------------------------------------------------------------------------------------

   Dividend Opportunity Fund(8)                                          8/1/88                                             Yes

-----------------------------------------------------------------------------------------------------------------------------------
   Real Estate Fund                                                      3/4/04                                             No
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED SERIES, INC.                                   10/5/84                     Corporation         MN       3/31
-----------------------------------------------------------------------------------------------------------------------------------
   Precious Metals Fund                                                 4/22/86                                             No
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 158

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       DATE
                                                                       FIRST                                   FISCAL
                     FUND*                              DATE OF        OFFERED       FORM OF       STATE OF     YEAR
                                                     ORGANIZATION     TO PUBLIC    ORGANIZATION  ORGANIZATION    END   DIVERSIFIED
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL TAX-EXEMPT SERIES TRUST                        4/7/86                        Business          MA       6/30
                                                                                     Trust(2)
-----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts Tax-Exempt Fund                                        7/2/87                                              No
-----------------------------------------------------------------------------------------------------------------------------------
   Michigan Tax-Exempt Fund                                             7/2/87                                              No
-----------------------------------------------------------------------------------------------------------------------------------
   Minnesota Tax-Exempt Fund                                            8/18/86                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   New York Tax-Exempt Fund                                             8/18/86                                             No
-----------------------------------------------------------------------------------------------------------------------------------
   Ohio Tax-Exempt Fund                                                 7/2/87                                              No
-----------------------------------------------------------------------------------------------------------------------------------

STRATEGIC ALLOCATION SERIES, INC.(3)                    10/9/84                     Corporation         MN       9/30
-----------------------------------------------------------------------------------------------------------------------------------
   Strategic Allocation Fund(5)                                         1/23/85                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------

STRATEGY SERIES, INC.                                   1/24/84                     Corporation         MN       3/31
-----------------------------------------------------------------------------------------------------------------------------------
   Equity Value Fund                                                    5/14/84                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                                                1/24/01                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Small Cap Advantage Fund                                             5/4/99                                              Yes
-----------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT INCOME SERIES, INC.(3)                      12/21/78;                    Corporation       NV/MN      11/30
                                                      6/13/86(1)
-----------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt High Income Fund(5)                                       5/7/79                                              Yes
-----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY SERIES, INC.(3)                  2/29/80, 6/13/86(1)               Corporation       NV/MN      12/31
-----------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt Money Market Fund(5)                                      8/5/80                                              Yes
-----------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT SERIES, INC.                           9/30/76, 6/13/86(1)               Corporation       NV/MN      11/30
-----------------------------------------------------------------------------------------------------------------------------------
   Intermediate Tax-Exempt Fund                                        11/13/96                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt Bond Fund                                                11/24/76                                             Yes
-----------------------------------------------------------------------------------------------------------------------------------



* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

(1)   Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


(3) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

(4) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.

(5) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.

(6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

(7) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

(8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.


Statement of Additional Information - May 30, 2006                      Page 159

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 87 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                            TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS
---------------------------------------------------------------------------------------------------------------------------
                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS        OTHER DIRECTORSHIPS    COMMITTEE MEMBERSHIPS
---------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz            Board member    Chief Justice, Minnesota Supreme                           Joint Audit,
901 S. Marquette Ave.     since 2006      Court, 1998-2005                                           Investment Review
Minneapolis, MN 55402
Age 51
---------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson           Board member    Chair, Board Services Corporation                          Contracts, Executive,
901 S. Marquette Ave.     since 1999      (provides administrative services                          Investment Review,
Minneapolis, MN 55402                     to boards); former Governor of                             Board Effectiveness
Age 71                                    Minnesota
---------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn         Board member    Trustee Professor of Economics                             Contracts,
901 S. Marquette Ave.     since 2004      and Management, Bentley College;                           Investment Review
Minneapolis, MN 55402                     former Dean, McCallum Graduate
Age 55                                    School of Business, Bentley
                                          College
---------------------------------------------------------------------------------------------------------------------------
Anne P. Jones             Board member    Attorney and Consultant                                    Joint Audit,
901 S. Marquette Ave.     since 1985                                                                 Board Effectiveness,
Minneapolis, MN 55402                                                                                Executive,
Age 71                                                                                               Investment Review
---------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind           Board member    Former Managing Director, Shikiar  American Progressive    Board Effectiveness,
901 S. Marquette Ave.     since 2005      Asset Management                   Insurance               Joint Audit,
Minneapolis, MN 55402                                                                                Investment Review
Age 70
---------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.     Board member    President Emeritus and Professor   Valmont Industries,     Contracts,
901 S. Marquette Ave.     since 2002      of Economics, Carleton College     Inc. (manufactures      Investment Review,
Minneapolis, MN 55402                                                        irrigation systems)     Executive,
Age 67                                                                                               Board Effectiveness
---------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia    Board member    Director, Enterprise Asset         Strategic               Contracts,
901 S. Marquette Ave.     since 2004      Management, Inc. (private real     Distribution, Inc.      Executive,
Minneapolis, MN 55402                     estate and asset management        (transportation,        Investment Review
Age 53                                    company)                           distribution and
                                                                             logistics consultants)
---------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor            Board member    President and Chief Executive                              Joint Audit,
901 S. Marquette Ave.     since 2006      Officer, SBLI USA Mutual Life                              Investment Review
Minneapolis, MN 55402                     Insurance Company, Inc.
Age 52                                    since 1999
---------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson           Board member    Former three-term                                          Investment Review,
1201 Sunshine Ave.        since 1997      United States Senator for Wyoming                          Joint Audit, Board
Cody, WY 82414                                                                                       Effectiveness,
Age 74                                                                                               Executive
---------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby      Board member    Chief Executive Officer,           Hybridon, Inc.          Investment Review,
901 S. Marquette Ave.     since 2002      RiboNovix, Inc. since 2003         (biotechnology);        Contracts
Minneapolis, MN 55402                     (biotechnology); former            American Healthways,
Age 62                                    President, Forester Biotech        Inc. (health
                                                                             management programs)
----------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 160

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

------------------------------------------------------------------------------------------------------------------------------
                                     POSITION HELD
                                    WITH FUNDS AND
                                       LENGTH OF                                                     OTHER        COMMITTEE
   NAME, ADDRESS, AGE                   SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS   DIRECTORSHIPS   MEMBERSHIPS
-------------------------------------------------------------------------------------------------------------------------------

William F. Truscott                 Board member    President - U.S. Asset Management and Chief                   Investment
53600 Ameriprise Financial Center   since 2001,     Investment Officer, Ameriprise Financial,                     Review
Minneapolis, MN 55474               Vice President  Inc. and President, Chairman of the Board
Age 45                              since 2002      and Chief Investment Officer, RiverSource
                                                    Investments, LLC since 2005; Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc. and Chairman of
                                                    the Board and Chief Investment Officer,
                                                    RiverSource Investments, LLC, 2001-2005

-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                                                    TABLE 27. FUND OFFICERS
--------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS, AGE            POSITION HELD WITH FUNDS                    PRINCIPAL OCCUPATION
                                        AND LENGTH OF SERVICE                     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------

Jeffrey P. Fox                        Treasurer since 2002        Vice President - Investment Accounting,
105 Ameriprise Financial Center                                   Ameriprise Financial, Inc., since 2002; Vice President
Minneapolis, MN 55474                                             - Finance, American Express Company, 2000-2002
Age 50

--------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                    Vice President since 2004   Senior Vice President - Fixed Income, Ameriprise
172 Ameriprise Financial Center                                   Financial, Inc. since 2002 and Senior Vice President -
Minneapolis, MN 55474                                             Fixed Income, RiverSource Investments, LLC since 2004;
Age 42                                                            Managing Director, Zurich Global Assets, 2001-2002
--------------------------------------------------------------------------------------------------------------------------
Paula R. Meyer                        President since 2002        Senior Vice President - Mutual Funds,
596 Ameriprise Financial Center                                   Ameriprise Financial, Inc. since 2002 and Senior Vice
Minneapolis, MN 55474                                             President, RiverSource Investments, LLC since 2004;
Age 52                                                            Vice President and Managing Director - American
                                                                  Express Funds, Ameriprise Financial, Inc. 2000-2002
--------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                         Vice President,             President of Board Services Corporation
901 S. Marquette Ave.                 General Counsel, and
Minneapolis, MN 55402                 Secretary since 1978
Age 67
--------------------------------------------------------------------------------------------------------------------------
Beth E. Weimer                        Chief Compliance Officer    Vice President and Chief Compliance Officer,
172 Ameriprise Financial Center       since 2004                  Ameriprise Financial, Inc. since 2001 and Chief
Minneapolis, MN 55474                                             Compliance Officer, RiverSource Investments, LLC since
Age 53                                                            2005; Vice President and Chief Compliance Officer -
                                                                  Asset Management and Insurance, Ameriprise Financial
                                                                  Services, Inc. since 2001
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 161

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                          TABLE 28. COMMITTEE MEETINGS
-----------------------------------------------------------------------------------------------------------------
                                                                  JOINT     INVESTMENT      BOARD
                  FISCAL PERIOD                      EXECUTIVE    AUDIT       REVIEW    EFFECTIVENESS  CONTRACTS
                                                     COMMITTEE  COMMITTEE    COMMITTEE    COMMITTEE    COMMITTEE
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31           1           4            5            4           7
-----------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending March 31             0           3            4            3           6

-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31               1           4            4            5           5
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30              1           4            3            5           6
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31              1           4            4            5           6
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31            1           4            4            5           6
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30         2           4            5            6           7
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31           2           4            4            5           7
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30          2           4            5            4           7
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31          1           4            5            4           7
------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 162

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member.

                 TABLE 29. BOARD MEMBER HOLDINGS* - ALL FUNDS

Based on net asset values as of Dec. 31, 2005

----------------------------------------------------------------------------------------------
         BOARD MEMBER                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
                                                   ALL FUNDS OVERSEEN BY BOARD MEMBER
----------------------------------------------------------------------------------------------
Arne H. Carlson                                            Over $100,000
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                          $50,001 - $100,000**
----------------------------------------------------------------------------------------------
Anne P. Jones                                              Over $100,000
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                            None
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                      Over $100,000**
----------------------------------------------------------------------------------------------
Catherine James Paglia                                     $50,001 - $100,000
----------------------------------------------------------------------------------------------
Alan K. Simpson                                            $50,001 - $100,000
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                       Over $100,000
----------------------------------------------------------------------------------------------
William F. Truscott                                        Over $100,000
----------------------------------------------------------------------------------------------

 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.

**    Includes deferred compensation invested in share equivalents.

HOLDINGS IN EACH INDIVIDUAL FUND. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of each fund.

               TABLE 30. BOARD MEMBER HOLDINGS* - INDIVIDUAL FUNDS

Based on net asset values as of Dec. 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
           FUND                ---------------------------------------------------------------------------------------------------
                               CARLSON    FLYNN     JONES      LAIKIND      LEWIS      PAGLIA     SIMPSON     RIGBY     TRUSCOTT
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth              None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Balanced                       None       None      None       None         None       None       None        None      $50,001-
                                                                                                                        $100,000
---------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt          None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Cash Management                Over       None      None       None         None       None       None        None      None
                               $100,000
---------------------------------------------------------------------------------------------------------------------------------
Core Bond                      None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity             $10,001-   None      None       None         None       None       None        None      $50,001-
                               $50,000                                                                                  $100,000
---------------------------------------------------------------------------------------------------------------------------------

Disciplined International      N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
Equity
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and          N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
Mid Cap Equity
---------------------------------------------------------------------------------------------------------------------------------

Disciplined Small              N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
Cap Value**
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond               None       None      $10,001-   None         None       None       None        None      $10,001-
                                                    $50,000                                                             $50,000
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income      None       None      None       None         $10,001-   $10,001-   None        $10,001-  None
                                                                            $50,000    $50,000                $50,000
---------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity           $10,001-   None      None       None         None       None       None        None      Over
                               $50,000                                                                                  $100,000
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 163

---------------------------------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
           FUND                ---------------------------------------------------------------------------------------------------
                               CARLSON    FLYNN     JONES      LAIKIND      LEWIS      PAGLIA     SIMPSON     RIGBY     TRUSCOTT
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets               None       None      None       None         None       None       None        None      $10,001-
                                                                                                                        $50,000
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond**        N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Equity Value                   None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
European Equity                None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate**                N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth             None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value              $10,001-   None      None       None         None       None       None        None      None
                               $50,000
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                    None       None      Over       None         None       None       None        None      None
                                                    $100,000
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                  None       None      $50,001-   None         None       None       None        None      Over
                                                    $100,000                                                            $100,000
---------------------------------------------------------------------------------------------------------------------------------
Global Technology              None       None      None       None         None       None       None        $10,001-  $10,001-
                                                                                                              $50,000   $50,000
---------------------------------------------------------------------------------------------------------------------------------
Growth                         $10,001-   None      Over       None         None       $10,001-   None        $10,001-  $50,001-
                               $50,000              $100,000                           $50,000                $50,000   $100,000
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                None       None      Over       None         None       None       None        None      $50,001-
                                                    $100,000                                                            $100,000
---------------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
Basic Income**
---------------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
Enhanced Income**
---------------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A        N/A       N/A        N/A          N/A        N/A        N/A         N/A       N/A
Moderate Income**
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities           None       None      None       None         None       None       None        None      $10,001-
                                                                                                                        $50,000
---------------------------------------------------------------------------------------------------------------------------------
Inflation Protected            None       None      None       None         None       None       None        None      None
Securities
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt        None       None      None       None         None       None       None        None      $50,001-
                                                                                                                        $100,000
---------------------------------------------------------------------------------------------------------------------------------
International                  None       None      None       None         None       None       None        $10,001-  None
Aggressive Growth                                                                                             $50,000
---------------------------------------------------------------------------------------------------------------------------------
International Equity           None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity      None       None      None       None         None       None       $50,001-    None      Over
                                                                                                  $100,000              $100,000
---------------------------------------------------------------------------------------------------------------------------------
International Select Value     None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
International Small Cap        None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity               None       None      None       None         None       None       None        $10,001-  Over
                                                                                                              $50,000   $100,000
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                None       None      None       None         None       None       None        $10,001-  $50,001-
                                                                                                              $50,000   $100,000
---------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond          None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts                  None       None      None       None         None       None       None        None      Over
Tax-Exempt                                                                                                              $100,000
---------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt            None       None      None       None         None       None       None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 None       None      None       None         $10,001-   None       None        None      $50,001-
                                                                            $50,000                                     $100,000
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 164

---------------------------------------------------------------------------------------------------------------------------------
                                                      DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
           FUND                ---------------------------------------------------------------------------------------------------
                               CARLSON    FLYNN     JONES      LAIKIND      LEWIS      PAGLIA     SIMPSON     RIGBY     TRUSCOTT
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  None       None       None      None         None      None        None        $10,001-  $10,001-
                                                                                                              $50,000   $50,000
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt           None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt            None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None       None       None      None         None      None        None        None      None
Aggressive
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None       None       None      None         None      None        None        None      None
Conservative
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None       None       None      None         None      None        None        None      Over
Moderate Aggressive                                                                                                     $100,000
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None       None       None      None         None      None        None        None      None
Moderate Conservative
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None       None       None      None         None      None        None        None      None
Total Equity
---------------------------------------------------------------------------------------------------------------------------------
Precious Metals                None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Real Estate                    None       None       None      None         None      None        None        None      $50,001-
                                                                                                                        $100,000
---------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045           N/A        N/A        N/A       N/A          N/A       N/A         N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                  None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Select Value                   $0-        None       None      None         None      None        None        None      None
                               $10,000
---------------------------------------------------------------------------------------------------------------------------------
Short Duration                 None       None       Over      None         None      None        None        None      None
U.S. Government                                      $100,000
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage            None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity               None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth               None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                None       None       None      None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------
Small Company Index            None       None       Over      None         None      None        None        None      None
                                                     $100,000
---------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation           $10,001-   $10,001-   None      None         None      None        None        $10,001-  Over
                               $50,000    $50,000                                                             $50,000   $100,000
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                None       None       $10,001-  None         None      None        None        None      None
                                                     $50,000
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income         None       None       None      None         None      None        None        None      $50,001-
                                                                                                                        $100,000
---------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                      Page 165

---------------------------------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
           FUND                ---------------------------------------------------------------------------------------------------
                               CARLSON    FLYNN     JONES      LAIKIND      LEWIS      PAGLIA     SIMPSON     RIGBY     TRUSCOTT
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                 None           None      None       None         None      None        None        None      None
Money Market
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government            None           None      None       None         None      None        None        None      None
Mortgage
---------------------------------------------------------------------------------------------------------------------------------
Value                      None           None      None       None         None      None        None        None      None
---------------------------------------------------------------------------------------------------------------------------------

 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.

**    The fund is new and shares were not yet being offered as of Dec. 31, 2005.

   Deferred compensation invested in share equivalents:
   A. Flynn   Growth ........................$10,001-$50,000
              Strategic Allocation...........$10,001-$50,000
   B. Lewis   Diversified Equity Income........Over $100,000
              Emerging Markets...............$10,001-$50,000
              International Opportunity......$10,001-$50,000

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 31. BOARD MEMBER COMPENSATION - ALL FUNDS

-----------------------------------------------------------------------------------

          BOARD MEMBER*        TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
                                             PAID TO BOARD MEMBER
-----------------------------------------------------------------------------------
Kathleen Blatz                                      $27,050
-----------------------------------------------------------------------------------
Philip J. Carroll, Jr.**                                  0
-----------------------------------------------------------------------------------
Livio D. DeSimone**                                       0
-----------------------------------------------------------------------------------
Patricia M. Flynn                                    76,558
-----------------------------------------------------------------------------------
Anne P. Jones                                       157,867
-----------------------------------------------------------------------------------
Jeffrey Laikind                                      59,883
-----------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                               139,744
-----------------------------------------------------------------------------------
Catherine James Paglia                              131,017
-----------------------------------------------------------------------------------
Vikki L. Pryor                                        4,517
-----------------------------------------------------------------------------------
Alan K. Simpson                                     148,567
-----------------------------------------------------------------------------------
Alison Taunton-Rigby                                162,567

-----------------------------------------------------------------------------------


 * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation, a company providing administrative services to the funds. Board member compensation is a combination of a base fee and meeting fees. No fees or expenses are paid to Board members until the assets of a fund reach $20 million.

** Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005. Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.



Statement of Additional Information - May 30, 2006                      Page 166

                                      TABLE 32. BOARD MEMBER* COMPENSATION - INDIVIDUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                            AGGREGATE COMPENSATION FROM FUND
           FUND                 ---------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
                                BLATZ  CARROLL**  DESIMONE**  FLYNN    JONES   LAIKIND  LEWIS    PAGLIA   PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                 ***      ***        ***      ***      ***     ***      ***      ***      ***      ***      ***
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                 ***      ***        ***      ***      ***     ***      ***      ***      ***      ***      ***
Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        ***      ***        ***      ***      ***     ***      ***      ***      ***      ***      ***
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        ***      ***        ***      ***      ***     ***      ***      ***      ***      ***      ***
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        ***      ***        ***      ***      ***     ***      ***      ***      ***      ***      ***
Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                 ***      ***        ***      ***      ***     ***      ***      ***      ***      ***      ***
Total Equity
-----------------------------------------------------------------------------------------------------------------------------------
Small Company
Index - total                     225    1,571      1,238    1,858    1,963     608    2,264    2,008        0    1,808    2,008
  Amount deferred                   0    1,571      1,238      929        0       0      737      225                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index - total             167    1,071        838    1,250    1,354     450    1,655    1,400        0    1,200    1,400
  Amount deferred                   0    1,071        838      625        0       0      531      167                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------

Equity Value - total              350    1,319      1,003    1,775    1,828     717    2,129    1,875       67    1,725    1,875
  Amount deferred                   0    1,319      1,003      888        0       0      532      400        0        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals - total           175      919        703    1,150    1,203     442    1,504    1,250        8    1,100    1,250
     Amount deferred                0      919        703      575        0       0      376      225        0        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap
Advantage - total                 300    1,253        953    1,650    1,703     650    2,004    1,750       50    1,600    1,750
     Amount deferred                0    1,253        953      825        0       0      501      350        0        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth - total          175      986        753    1,225    1,278     458    1,579    1,325        8    1,175    1,325
     Amount deferred                0      986        753      613        0       0      395      225        0        0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010****
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015****
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020****
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025****
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030****
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035****
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040****
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045****
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth - total                1,020      1,147      750    1,347     N/A    1,448      758               842    1,092
     Amount deferred              N/A    1,020      1,147      271        0              556        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental
Growth - total                    N/A    1,428      1,555      992    1,755     N/A    1,857    1,033      N/A    1,250    1,500
     Amount deferred                     1,428      1,555      375        0              715        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value - total                1,270      1,397      892    1,597     N/A    1,748      917             1,142    1,392
     Amount deferred              N/A    1,270      1,397      333        0              670        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond - total                  1,529      1,655    1,000    1,855     N/A    2,007    1,050             1,400    1,650
     Amount deferred              N/A    1,529      1,655      375        0              765        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 167

-----------------------------------------------------------------------------------------------------------------------------------
                                                            AGGREGATE COMPENSATION FROM FUND
           FUND                 ---------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
                                BLATZ  CARROLL**  DESIMONE**  FLYNN    JONES   LAIKIND  LEWIS    PAGLIA   PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder
-----------------------------------------------------------------------------------------------------------------------------------
Basic Income****
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder
Enhanced Income****
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder
Enhanced Income****
-----------------------------------------------------------------------------------------------------------------------------------
Select Value - total                     1,320      1,447      900    1,647     N/A    1,798      933             1,192    1,442
     Amount deferred              N/A    1,320      1,447      333        0              686        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government - total                N/A    1,395      1,522      908    1,722     N/A    1,873      950      N/A    1,267    1,517
Amount deferred                          1,395      1,522      333        0              711        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity - total                 1,029      1,155      750    1,355     N/A    1,507      758               900    1,150
     Amount deferred              N/A    1,029      1,155      271        0              575        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value - total                  1,595      1,722    1,050    1,922     N/A    2,073    1,108             1,467    1,717
     Amount deferred              N/A    1,595      1,722      396        0              792        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Mortgage - total                  N/A    1,129      1,255      800    1,455     N/A    1,607      817      N/A    1,000    1,250
     Amount deferred                     1,129      1,255      292        0              613        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Value - total                            1,220      1,347      850    1,547     N/A    1,698      875             1,092    1,342
     Amount deferred              N/A    1,220      1,347      313        0              648        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
California
Tax-Exempt - total                N/A    1,079      1,205      808    1,405     N/A    1,557      867      N/A      900    1,200
     Amount deferred                     1,079      1,205      300        0              583        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Dividend
Opportunity - total               N/A    1,579      1,705    1,100    1,905     N/A    2,057    1,200      N/A    1,400    1,700
     Amount deferred                     1,579      1,705      425        0              769        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Tax-Exempt - total                N/A    1,079      1,205      808    1,405     N/A    1,557      867      N/A      900    1,200
     Amount deferred                     1,079      1,205      300        0              583        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Michigan
Tax-Exempt - total                N/A    1,079      1,205      808    1,405     N/A    1,557      867      N/A      900    1,200
     Amount deferred                     1,079      1,205      300        0              583        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota
Tax-Exempt - total                N/A    1,279      1,405      925    1,605     N/A    1,757    1,000      N/A    1,100    1,400
     Amount deferred                     1,279      1,405      300        0              583        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
New York
Tax-Exempt - total                N/A    1,079      1,205      808    1,405     N/A    1,557      867      N/A      900    1,200
     Amount deferred                     1,079      1,205      300        0              583        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt - total                  1,079      1,205      808    1,405     N/A    1,557      867               900    1,200
     Amount deferred              N/A    1,079      1,205      300        0              583        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                727        877      808    1,027     N/A    1,172      867               625      925
     Amount deferred              N/A      727        877      300        0              489        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management - total                  3,681      3,754    2,700    4,004     N/A    4,155    2,975             3,500    3,800
     Amount deferred              N/A    3,681      3,754    1,138        0            1,515        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond - total                        1,081      1,154      967    1,404     N/A    1,555    1,025               900    1,200
     Amount deferred              N/A    1,081      1,154      379        0              562        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity - total                 938      1,088      967    1,288     N/A    1,433    1,025               783    1,083
     Amount deferred              N/A      938      1,088      379        0              554        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                      Page 168

-----------------------------------------------------------------------------------------------------------------------------------
                                                            AGGREGATE COMPENSATION FROM FUND
           FUND                 ---------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
                                BLATZ  CARROLL**  DESIMONE**  FLYNN    JONES   LAIKIND  LEWIS    PAGLIA   PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid
Cap Equity****
-----------------------------------------------------------------------------------------------------------------------------------

Disciplined Small
Cap Value****
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate****
-----------------------------------------------------------------------------------------------------------------------------------
Growth - total                           1,681      1,754    1,367    2,004     N/A    2,155    1,475             1,500    1,800
     Amount deferred              N/A    1,681      1,754      554        0              782        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Income
Opportunities - total             N/A    1,140      1,213    1,025    1,463     N/A    1,614    1,083      N/A      958    1,258
     Amount deferred                     1,140      1,213      408        0              584        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected
Securities - total                N/A    1,081      1,154      967    1,404     N/A    1,555    1,025      N/A      900    1,200
     Amount deferred                     1,081      1,154      379        0              562        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity - total                 2,198      2,271    1,700    2,521     N/A    2,672    1,850             2,017    2,317
     Amount deferred              N/A    2,198      2.271      700        0              970        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value - total                  1,081      1,154      967    1,404     N/A    1,555    1,025               900    1,200
     Amount deferred              N/A    1,081      1,154      379        0              562        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration
Bond - total                      N/A    1,081      1,154      967    1,404     N/A    1,555    1,025      N/A      900    1,200
     Amount deferred                     1,081      1,154      379        0              562        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - total                 2,838      2,938    2,308    3,188     N/A    3,339    2,517             2,683    2,983
     Amount deferred              N/A    2,838      2,938      975        0            1,196        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced - total                         1,304      1,454    1,300    1,704     N/A    1,905    1,425             1,200    1,500
     Amount deferred              N/A    1,304      1,454      538        0              660        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity
Income - total                    N/A    1,779      1,929    1,708    2,179     N/A    2,380    1,867      N/A    1,675    1,975
     Amount deferred                     1,779      1,929      725        0              829        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value - total                    1,279      1,429    1,292    1,679     N/A    1,880    1,408             1,175    1,475
     Amount deferred              N/A    1,279      1,429      538        0              652        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation -                   1,204      1,354    1,217    1,604     N/A    1,805    1,333             1,100    1,400
total                             N/A    1,204      1,354      500        0              625        0      N/A        0        0
     Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------

Disciplined International
Equity****
-----------------------------------------------------------------------------------------------------------------------------------

Emerging Markets - total                 1,104      1,246    1,192    1,504     N/A    1,655    1,300               950    1,300
     Amount deferred              N/A    1,104      1,246      492        0              569        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond****
-----------------------------------------------------------------------------------------------------------------------------------
European Equity - total                  1,104      1,246    1,192    1,504     N/A    1,655    1,300               950    1,300
     Amount deferred              N/A    1,104      1,246      492        0              569        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond - total                      1,104      1,246    1,192    1,504     N/A    1,655    1,300               950    1,300
     Amount deferred              N/A    1,104      1,246      492        0              569        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Global Equity - total                    1,104      1,246    1,192    1,504     N/A    1,655    1,300               950    1,300
     Amount deferred              N/A    1,104      1,246      492        0              569        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology - total                1,004      1,154    1,100    1,404     N/A    1,555    1,200               850    1,200
     Amount deferred              N/A    1,004      1,154      450        0              534        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2006                      Page 169

-----------------------------------------------------------------------------------------------------------------------------------
                                                            AGGREGATE COMPENSATION FROM FUND
           FUND                 ---------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
                                BLATZ  CARROLL**  DESIMONE**  FLYNN    JONES   LAIKIND  LEWIS    PAGLIA   PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
International Aggressive          N/A    1,304      1,429    1,375    1,704     N/A    1,855    1,500      N/A    1,150    1,500
Growth - total                           1,304      1,429      575        0              638        0                 0        0
     Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
International Equity - total             1,104      1,246    1,192    1,504     N/A    1,655    1,300               950    1,300
     Amount deferred              N/A    1,104      1,246      492        0              569        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
International
Opportunity - total               N/A    1,304      1,429    1,375    1,704     N/A    1,855    1,500      N/A    1,150    1,500
     Amount deferred                     1,304      1,429      575        0              638        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
International Select
Value - total                     N/A    1,154      1,296    1,217    1,554     N/A    1,705    1,350      N/A    1,000    1,350
     Amount deferred                     1,154      1,296      492        0              585        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
International
Small Cap - total                 N/A    1,104      1,246    1,192    1,504     N/A    1,655    1,300      N/A      950    1,300
     Amount deferred                     1,104      1,246      492        0              569        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate
Tax-Exempt - total                N/A    1,254      1,038    1,142    1,304     158    1,605    1,300      N/A      900    1,300
     Amount deferred                     1,254      1,038      571        0       0      539        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth - total                   2,554      2,121    2,333    2,604     267    2,905    2,600             2,200    2,600
     Amount deferred              N/A    2,554      2,121    1,667        0       0      981        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond - total                  1,654      1,371    1,508    1,704     192    2,005    1,700             1,300    1,700
     Amount deferred              N/A    1,654      1,371      754        0       0      675        0      N/A        0        0
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
High Income - total               N/A    2,154      1,788    1,967    2,204     233    2,505    2,200      N/A    1,800    2,200
     Amount deferred                     2,154      1,788      983        0       0      845        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - total   N/A    1,196        979    1,200    1,304     217    1,605    1,350      N/A      950    1,350
     Amount deferred                     1,196        979      600        0       0      535        0                 0        0
-----------------------------------------------------------------------------------------------------------------------------------

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005. Mr. DeSimone retired as a Board member, effective Sept. 8, 2005.

 *** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Funds-of-Funds invests.

**** No fees or expenses are paid to Board members until the assets of a fund reach $20 million.



Statement of Additional Information - May 30, 2006                      Page 170

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                            TABLE 33. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                as of 30 days after the end of the fund's fiscal period
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,            CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab & Co., Inc.                                                      84.12%
Aggressive            (Charles Schwab) a brokerage Firm
                      in San Francisco, CA
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial, Inc.                                                      15.88%
                      Minneapolis, MN
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  55.17%
Conservative
---------------------------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            44.83%
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  68.55%
Moderate
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            31.45%
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  84.70%
Moderate Aggressive
---------------------------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            15.30%
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  60.34%
Moderate              -----------------------------------------------------------------------------------------------------
Conservative          Ameriprise Financial                                                            39.66%
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  93.53%
Total Equity
---------------------------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            6.47%
---------------------------------------------------------------------------------------------------------------------------
Small Company Index   Charles Schwab                        9.81%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        85.60%
                      Minneapolis, MN
                      -----------------------------------------------------------------------------------------------------
                      Met Life                                                                        11.39%
                      Jersey City, NJ
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index**       Charles Schwab
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------
Equity Value          Ameriprise Financial                                                 100.00%
                      -----------------------------------------------------------------------------------------------------

                      Ameriprise Trust Company                                                         98.35%
                      -----------------------------------------------------------------------------------------------------
                      John C. Mullarkey                                          6.84%
                      Willowbrook, IL
---------------------------------------------------------------------------------------------------------------------------
Precious Metals       Charles Schwab                       14.56%                                     97.62%
                      -----------------------------------------------------------------------------------------------------
                      John E. Bridgman                                           6.78%
                      Minneapolis, MN
                      -----------------------------------------------------------------------------------------------------
                      Richard L. Venable and                                     8.42%
                      Susan Angela Venable
                      Argyle, TX
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 171

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,           CLASS A   CLASS B    CLASS C   CLASS I     CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage   Charles Schwab                       16.61%                                     99.64%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.94%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      19.68%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.28%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.30%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       21.13%
                      Fund
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth      Charles Schwab                       14.59%                                     42.27%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    20.04%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      19.78%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           31.91%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.41%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       21.14%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        57.15%
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010  N/A
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015  N/A
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020  N/A
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025  N/A
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030  N/A
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035  N/A
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040  N/A
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045  N/A
---------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth     Charles Schwab                        5.02%                                     58.52%
                      -----------------------------------------------------------------------------------------------------
                      AEIS                                                       5.10%
                      -----------------------------------------------------------------------------------------------------
                      Roger J., Sylvia Ann and                                  11.31%
                      Matthew Thompson
                      Eagle, ID
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.70%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.87%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.66%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.10%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            41.49%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 172

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,            CLASS A   CLASS B    CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
Fundamental Growth    Charles Schwab                        7.00%                                     44.41%
                      -----------------------------------------------------------------------------------------------------
                      AEIS                                                       5.91%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.72%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.87%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.62%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.09%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.92%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Terry H. Henson                                            8.46%
                      Fairmount, GA
                      -----------------------------------------------------------------------------------------------------
                      Nancy P. Kofranek                                          5.50%
                      Oxnard, CA
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            55.60%      73.50%*
---------------------------------------------------------------------------------------------------------------------------
Fundamental Value     Charles Schwab                       14.97%                                     98.09%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.73%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.89%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.61%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.09%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.91%
                      Conservative Fund
---------------------------------------------------------------------------------------------------------------------------
High Yield Bond       Charles Schwab                       11.00%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
                      -----------------------------------------------------------------------------------------------------
                      Met Life                                                                        50.50%
---------------------------------------------------------------------------------------------------------------------------
Income Builder        N/A
Basic Income
---------------------------------------------------------------------------------------------------------------------------
Income Builder        N/A
Enhanced Income
---------------------------------------------------------------------------------------------------------------------------
Income Builder        N/A
Moderate Income
---------------------------------------------------------------------------------------------------------------------------
Select Value          Charles Schwab                       11.34%                                     76.29%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.78%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.82%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.62%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       18.99%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.99%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            23.71%
---------------------------------------------------------------------------------------------------------------------------
Short Duration        Charles Schwab                       10.00%
U.S. Gov't
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative                                       29.71%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    24.34%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           45.92%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            22.34%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 173

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,            CLASS A   CLASS B    CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
Small Cap Equity      Charles Schwab                       21.21%                                     91.36%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.87%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.65%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.66%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.08%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            8.64%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value       Charles Schwab                       21.84%                                     94.45%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                                 20.92%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                                      32.79%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                               19.46%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                                  19.06%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                                      5.88%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            5.55%
---------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage   Charles Schwab                       15.46%                                     70.83%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
---------------------------------------------------------------------------------------------------------------------------
Value                 Charles Schwab                       12.97%                                     93.22%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.70%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.86%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.65%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.11%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.92%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            6.78%
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity  Charles Schwab                       10.51%                                    100.00%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
---------------------------------------------------------------------------------------------------------------------------
California            Arthur Mendel and                                          6.50%
Tax-Exempt            Dorothy Mendel as the Trustees
                      of the Dorothy M. Mendel
                      Irrevocable Trust, Richmond, CA
---------------------------------------------------------------------------------------------------------------------------
Massachusetts         Charles Schwab                        6.56%
Tax-Exempt
                      -----------------------------------------------------------------------------------------------------
                      June P. Venette and Norman E.                              9.24%
                      Venette as the Trustees of the
                      Norman E. Venette Revocable
                      Trust, Orange, MN
                      -----------------------------------------------------------------------------------------------------
                      Donal A. Simard and                                        7.14%
                      Claire G. Simard, Ipswich, MA
                      -----------------------------------------------------------------------------------------------------
                      Alphonse A. Di Nardo and                                   6.30%
                      Linda Di Nardo, Leominster, MA
                      -----------------------------------------------------------------------------------------------------
                      Harvey W. Levin and Phyllis                                6.10%
                      Levin, Swampscott, MA
                      -----------------------------------------------------------------------------------------------------
                      Rita Hashem, Tewksbury, MA                                 5.18%
----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 174

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,            CLASS A   CLASS B    CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
Michigan              Charles Schwab                        5.39%
Tax-Exempt
                      -----------------------------------------------------------------------------------------------------
                      Chester V. Mysliwiec and                        7.02%
                      Rose M. Mysliwiec as the Trustees
                      of the Rose M. Mysliwiec Living
                      Trust, Grand Rapids, MI
                      -----------------------------------------------------------------------------------------------------
                      Barry J. Fishman and                                      10.96%
                      Teresa A. McMahon, as Trustees
                      for the Barry J. Fishman Living
                      Trust, AnnArbor, MI
                      -----------------------------------------------------------------------------------------------------
                      Ray W. Butler and                                          7.04%
                      Gertrude E. Butler, Clarkston, MI
                      -----------------------------------------------------------------------------------------------------
                      R. Paul Minger and                                         5.55%
                      Diane E. Minger, Huntley, IL
---------------------------------------------------------------------------------------------------------------------------
New York              Charles Schwab                        5.11%
Tax-Exempt
                      -----------------------------------------------------------------------------------------------------
                      Dana Brandwein and                                         7.80%
                      Daniel Oates, Sharon, CT
                      -----------------------------------------------------------------------------------------------------
                      Arthur Ezersky and                                         7.28%
                      Sandra Ezersky, Woodbury, NY
                      -----------------------------------------------------------------------------------------------------
                      Charles D. Adler and                                       5.91%
                      Judith E. Adler, New York, NY
---------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt       Charles Schwab                        5.54%
                      -----------------------------------------------------------------------------------------------------
                      Sandra K. Ogle, Strongsville, OH                5.14%
                      -----------------------------------------------------------------------------------------------------
                      Richard L. Sears, Parma, OH                                6.32%
                      -----------------------------------------------------------------------------------------------------
                      Joseph A. Sears, Berea, OH                                 6.32%
                      -----------------------------------------------------------------------------------------------------
                      James N. Sears, Columbus, OH                               6.32%
                      -----------------------------------------------------------------------------------------------------
                      David A. Sears, Brunswick, OH                              6.10%
---------------------------------------------------------------------------------------------------------------------------
Real Estate           Charles Schwab                       10.23%                                     62.53%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            37.47%      37.38%*
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    15.20%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative                                        5.32%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      25.63%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           31.33%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           10.35%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       12.14%
                      Fund
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------
Cash Management       Ameriprise Trust Company                                                        96.61%
                      -----------------------------------------------------------------------------------------------------
                      Jerry J. and Roma J. Meyer,                               10.41%
                      Williamsburg, IN
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 175

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,          CLASS A    CLASS B     CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
Core Bond             IDS Life Insurance Company,          17.56%                                     9.64%
                      Minneapolis, MN
                      -----------------------------------------------------------------------------------------------------
                      Charles Schwab                       13.23%                                     90.36%
                      -----------------------------------------------------------------------------------------------------
                      Frank S. Gregory, Derry, NH                                6.27%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative                                       12.18%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      41.33%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.45%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           10.22%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                                        73.57%*
---------------------------------------------------------------------------------------------------------------------------
Disciplined Equity    Charles Schwab                       10.87%                                     60.92%
                      -----------------------------------------------------------------------------------------------------
                      Emanuel A. and Kelly D. Madeira,                           9.56%
                      S. Dartmouth, MA
                      -----------------------------------------------------------------------------------------------------
                      Brian L. and Mary Jane Hopp,                               8.25%
                      Beldenville, WI
                      -----------------------------------------------------------------------------------------------------
                      Linda L. Lane, Bay Pines, FL                               6.29%
                      -----------------------------------------------------------------------------------------------------
                      Paul M. and Nikki S. Farmer,                               5.48%
                      Franklin, TN
                      -----------------------------------------------------------------------------------------------------
                      Evelyn F. and Steven Couture,                              5.10%
                      Plymouth, MN
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.61%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.63%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           33.09%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.85%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.09%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                       7.02%                39.08%      68.54%*
---------------------------------------------------------------------------------------------------------------------------

Disciplined Small     N/A
and Mid Cap Equity
---------------------------------------------------------------------------------------------------------------------------

Disciplined Small     N/A
Cap Value
---------------------------------------------------------------------------------------------------------------------------
Floating Rate         N/A
---------------------------------------------------------------------------------------------------------------------------
Growth                Charles Schwab                        6.58%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        98.98%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.66%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.71%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           33.04%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.79%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.08%
                      Fund
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 176

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,          CLASS A    CLASS B     CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
Income Opportunities  Charles Schwab                       19.59%                                     97.45%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    12.71%
                      -----------------------------------------------------------------------------------------------------

                      Portfolio Builder Moderate Fund                           95.78%     53.17%

                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           24.77%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            9.33%
                      Conservative Fund
---------------------------------------------------------------------------------------------------------------------------
Inflation Protected   Charles Schwab                       18.04%
Securities
                      -----------------------------------------------------------------------------------------------------
                      IDS Life Insurance Company,                                                    100.00%
                      Minneapolis, MN
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative                                       10.20%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      37.97%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           31.86%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           19.95%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                                        28.37%*
---------------------------------------------------------------------------------------------------------------------------
Large Cap Equity      Charles Schwab                        5.48%                                     76.80%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            5.53%
                      -----------------------------------------------------------------------------------------------------
                      Wells Fargo Bank as Tr of the                                                   17.67%
                      Holland American Line,
                      Minneapolis, MN
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.57%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.74%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           33.37%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.61%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.05%
                      Fund
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value       Charles Schwab                       15.35%                                     90.06%
---------------------------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.72%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.66%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           33.08%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.74%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.05%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            9.94%       27.93%*
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 176

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,          CLASS A    CLASS B     CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
Limited               Charles Schwab                       18.26%                                     83.70%
Duration Bond         -----------------------------------------------------------------------------------------------------
                      Donald and Elizabeth L. Snow,                              7.22%
                      Derry, NH
                      -----------------------------------------------------------------------------------------------------
                      Sylvia Cohen, Stockton, CA                                 5.33%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    17.24%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative                                       14.41%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      14.27%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           23.98%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           30.10%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      IDS Life Insurance Company,                                                     16.30%
                      Minneapolis, MN
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                                        42.41%*
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------
Diversified Bond      Charles Schwab                        6.35%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        96.62%
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------
Balanced              Ameriprise Trust Company                                                        99.75%
---------------------------------------------------------------------------------------------------------------------------
Diversified Equity    Charles Schwab                       14.71%
Income
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.55%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.65%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.82%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.94%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.24%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        48.32%
                      -----------------------------------------------------------------------------------------------------
                      Wells Fargo Bank, Minneapolis, MN                                               26.69%
                      -----------------------------------------------------------------------------------------------------
                      Holland American Life,                                                          18.68%
                      Minneapolis, MN
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value         Charles Schwab                       23.23%                                     98.04%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.70%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.63%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.79%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.15%
                      Fund
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation  Ameriprise Trust Company                                                        86.71%
                      -----------------------------------------------------------------------------------------------------
                      Charles Schwab                                                                  10.88%
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 178

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,          CLASS A    CLASS B     CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------

Disciplined           N/A
International Equity
---------------------------------------------------------------------------------------------------------------------------

Emerging Markets      Charles Schwab & Co., Inc.           12.32%                                     21.62%
                      a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.93%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.98%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           33.61%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.86%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.56%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        78.38%
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets      N/A
Bond
---------------------------------------------------------------------------------------------------------------------------
European Equity       Charles Schwab & Co., Inc.           13.65%                                     83.54%
                      a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%    16.46%
                      -----------------------------------------------------------------------------------------------------
                      Marilyn O. Matthews Trust,                                 6.66%
                      Pasadena, CA
---------------------------------------------------------------------------------------------------------------------------
Global Bond           Charles Schwab & Co., Inc.           17.78%                                    100.00%
                      a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     7.35%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      33.94%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           43.77%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           13.63%
                      Conservative Fund
---------------------------------------------------------------------------------------------------------------------------
Global Equity         Charles Schwab & Co., Inc.            9.77%
                      a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        91.14%
                      -----------------------------------------------------------------------------------------------------
                      Met Life Securities, Inc.,                                                      6.60%
                      Jersey City, NJ
---------------------------------------------------------------------------------------------------------------------------
Global Technology     Charles Schwab & Co., Inc.           11.28%                                     8.47%
                      a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        91.41%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
---------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           12.26%                                     96.77%
Aggressive Growth     a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.54%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.56%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.71%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.36%
                      Fund
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2006                      Page 179

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,          CLASS A    CLASS B     CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
International         Ameriprise Financial                 10.60%                                     16.12%      34.62%*
Equity                -----------------------------------------------------------------------------------------------------
                      Charles Schwab & Co., Inc.            9.95%                                     83.88%
                      a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Daniel and Linda L. Miklovic,                              5.64%
                      St. Louis, MO
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.54%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.72%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.85%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.85%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.18%
                      Fund
---------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           13.25%                                     91.29%
Opportunity           a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.62%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.37%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.56%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.91%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.55%
                      Fund
                      -----------------------------------------------------------------------------------------------------
                      Met Life, Jersey City, NJ                                                       8.71%
---------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           18.74%                                     98.10%
Select Value          a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.50%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.58%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.74%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.34%
                      Fund
---------------------------------------------------------------------------------------------------------------------------
International Small   Charles Schwab & Co., Inc.           14.80%                                     79.44%
Cap                   a brokerage firm
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                 15.62%                                     20.56%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.35%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.51%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.44%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            6.15%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.20%
                      Fund
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2006                      Page 180

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF
                                                                                                                   FUND
        FUND                  SHAREHOLDER NAME,          CLASS A    CLASS B     CLASS C   CLASS I    CLASS Y   (if greater
                                CITY AND STATE                                                                   than 25%)
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------
Intermediate          Charles Schwab                       10.63%
Tax-Exempt            -----------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                           100.00%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        Charles Schwab                        6.39%
                      -----------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        92.43%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.67%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.48%
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.47%
                      Aggressive Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.81%
                      Conservative Fund
                      -----------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.81%
                      Fund
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond       Ameriprise Financial                                                           100.00%
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt            Ameriprise Financial                                                           100.00%
High Income
---------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt            None
Money Market
----------------------------------------------------------------------------------------------------------------------------

 * Combination of Ameriprise Financial initial capital and Portfolio Builder Fund investments in Class I shares.

** Charles Schwab holds of record 100% of Class D shares and 16.67% of Class E shares and Ameriprise Trust Company holds 83.25% of Class E shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, directors, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



Statement of Additional Information - May 30, 2006                      Page 181

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of


Statement of Additional Information - May 30, 2006                      Page 182
adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Statement of Additional Information - May 30, 2006                      Page 183

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.



Statement of Additional Information - May 30, 2006                      Page 184

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.



Statement of Additional Information - May 30, 2006                      Page 185

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



Statement of Additional Information - May 30, 2006                      Page 186

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - May 30, 2006                      Page 187

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

      o the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

      o     natural disasters and ecological or environmental concerns;

      o the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

      o the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

      o economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.



Statement of Additional Information - May 30, 2006                      Page 188

                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                 S-6500 J (5/06)


Statement of Additional Information - May 30, 2006                      Page 189

INVESTMENTS IN SECURITIES

RiverSource Equity Value Fund

MARCH 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
  COMMON STOCKS (98.2%)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
AEROSPACE & DEFENSE (4.0%)
Honeywell Intl                                        412,320       $ 17,634,926
United Technologies                                   505,355         29,295,430
                                                                    ------------
Total                                                                 46,930,356
--------------------------------------------------------------------------------

AIRLINES (1.2%)
AMR                                                   236,676(b,d)     6,402,086
Continental Airlines Cl B                             286,922(b)       7,718,202
                                                                    ------------
Total                                                                 14,120,288
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                                 190,873(b,c)     1,294,119
--------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                             1,213             88,828
--------------------------------------------------------------------------------

CAPITAL MARKETS (5.9%)
Bank of New York                                      208,734          7,522,773
Goldman Sachs Group                                    90,239         14,163,913
Lehman Brothers Holdings                              147,067         21,255,594
Merrill Lynch & Co                                    261,717         20,612,831
Morgan Stanley                                         80,644          5,066,056
                                                                    ------------
Total                                                                 68,621,167
--------------------------------------------------------------------------------

CHEMICALS (3.4%)
Air Products & Chemicals                              167,519         11,255,602
Cabot                                                  29,289            995,533
Dow Chemical                                          290,605         11,798,563
EI du Pont de Nemours & Co                            326,132         13,766,031
Praxair                                                42,700          2,354,905
                                                                    ------------
Total                                                                 40,170,634
--------------------------------------------------------------------------------

COMMERCIAL BANKS (2.9%)
Bank of America                                       445,863         20,304,601
US Bancorp                                            128,139          3,908,240
Wachovia                                              167,321          9,378,342
                                                                    ------------
Total                                                                 33,591,183
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
Cendant                                               351,189          6,093,129
PHH                                                    11,507(b)         307,237
Waste Management                                      193,222          6,820,737
                                                                    ------------
Total                                                                 13,221,103
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                               SHARES             VALUE(a)
COMMUNICATIONS EQUIPMENT (0.6%)
CBS Cl B                                               72,777       $  1,745,192
Lucent Technologies                                   487,225(b)       1,486,036
Nokia ADR                                             156,604(c)       3,244,836
                                                                    ------------
Total                                                                  6,476,064
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Hewlett-Packard                                       539,456         17,748,102
Intl Business Machines                                 50,661          4,178,013
                                                                    ------------
Total                                                                 21,926,115
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                           63,227(b)       1,681,838
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.1%)
Hanson ADR                                            191,759(c)      12,516,110
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                                  59,878          4,821,377
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.9%)
Citigroup                                             726,879         34,337,764
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.6%)
ALLTEL                                                173,934         11,262,227
AT&T                                                  808,570         21,863,732
BellSouth                                             380,062         13,169,148
Qwest Communications Intl                             455,571(b)       3,097,883
Sprint Nextel                                         666,801         17,230,138
Verizon Communications                                313,297         10,670,896
                                                                    ------------
Total                                                                 77,294,024
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
DPL                                                   201,559          5,442,093
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Energy Conversion Devices                              55,510(b)       2,729,982
FuelCell Energy                                        98,257(b,d)     1,127,008
Plug Power                                            163,760(b)         818,800
                                                                    ------------
Total                                                                  4,675,790
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                               SHARES             VALUE(a)
ENERGY EQUIPMENT & SERVICES (8.8%)
Baker Hughes                                          269,153       $ 18,410,065
GlobalSantaFe                                         107,057          6,503,713
Halliburton                                           282,583         20,634,211
Schlumberger                                          192,193         24,325,867
Transocean                                            227,521(b)      18,269,936
Weatherford Intl                                      333,985(b)      15,279,814
                                                                    ------------
Total                                                                103,423,606
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Cardinal Health                                       110,144          8,207,931
Caremark Rx                                           161,610(b)       7,947,980
HCA                                                   103,550          4,741,555
Tenet Healthcare                                      143,609(b)       1,059,834
UnitedHealth Group                                    124,363          6,946,917
                                                                    ------------
Total                                                                 28,904,217
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival Unit                                         105,430          4,994,219
Intl Game Technology                                   93,605          3,296,768
                                                                    ------------
Total                                                                  8,290,987
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Whirlpool                                              74,566          6,820,552
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
General Electric                                      461,984         16,067,804
Tyco Intl                                             294,446(c)       7,914,708
                                                                    ------------
Total                                                                 23,982,512
--------------------------------------------------------------------------------

INSURANCE (11.1%)
ACE                                                   362,945(c)      18,876,769
Allstate                                              101,719          5,300,577
American Intl Group                                    84,006          5,551,957
Chubb                                                  87,172          8,319,696
Everest Re Group                                       64,811(c)       6,051,403
Lincoln Natl                                          104,391          5,698,705
Loews                                                 277,180         28,050,615
Marsh & McLennan Companies                            375,413         11,022,126
RenaissanceRe Holdings                                 42,994(c)       1,875,398
St Paul Travelers Companies                           271,942         11,364,456
UnumProvident                                         153,469          3,143,045
XL Capital Cl A                                       377,081(c)      24,174,663
                                                                    ------------
Total                                                                129,429,410
--------------------------------------------------------------------------------

IT SERVICES (2.0%)
Computer Sciences                                     182,558(b)      10,141,097
Electronic Data Systems                               474,360         12,727,079
                                                                    ------------
Total                                                                 22,868,176
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                               SHARES           VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak                                         108,017       $  3,072,003
--------------------------------------------------------------------------------

MACHINERY (8.6%)
Caterpillar                                           604,528         43,411,156
Deere & Co                                             77,873          6,155,861
Eaton                                                  88,119          6,430,043
Illinois Tool Works                                   238,859         23,004,510
Ingersoll-Rand Cl A                                   220,546(c)       9,216,617
Parker Hannifin                                       153,666         12,387,016
                                                                    ------------
Total                                                                100,605,203
--------------------------------------------------------------------------------

MEDIA (0.9%)
Comcast Cl A                                          195,628(b)       5,117,628
Time Warner                                           352,283          5,914,832
                                                                    ------------
Total                                                                 11,032,460
--------------------------------------------------------------------------------

METALS & MINING (2.5%)
Alcoa                                                 572,134         17,484,415
Freeport-McMoRan Copper & Gold Cl B                   133,732          7,993,162
Nucor                                                  35,900          3,761,961
                                                                    ------------
Total                                                                 29,239,538
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Kohl's                                                 63,225(b)       3,351,557
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.4%)
Anadarko Petroleum                                     73,970          7,471,710
BP ADR                                                176,028(c)      12,135,370
Burlington Resources                                   30,721          2,823,567
Chevron                                               418,268         24,246,997
ConocoPhillips                                        284,674         17,977,163
Devon Energy                                           52,097          3,186,773
EnCana                                                 82,802(c)       3,869,337
Petroleo Brasileiro ADR                               258,333(c)      22,389,721
Pioneer Natural Resources                             106,643          4,718,953
                                                                    ------------
Total                                                                 98,819,591
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (2.4%)
Bowater                                               120,124          3,553,268
Intl Paper                                            490,655         16,961,943
Weyerhaeuser                                          105,125          7,614,204
                                                                    ------------
Total                                                                 28,129,415
--------------------------------------------------------------------------------

PHARMACEUTICALS (4.3%)
Abbott Laboratories                                    66,519          2,825,062
Merck & Co                                            174,006          6,130,231
Pfizer                                              1,375,710         34,282,694
Wyeth                                                 146,545          7,110,363
                                                                    ------------
Total                                                                 50,348,350
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                               SHARES             VALUE(a)
REAL ESTATE INVESTMENT TRUST (0.5%)
Crescent Real Estate Equities                         268,462     $    5,656,494
--------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Burlington Northern Santa Fe                           52,935          4,411,074
CSX                                                   212,829         12,727,174
                                                                  --------------
Total                                                                 17,138,248
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Analog Devices                                        253,902          9,721,907
Intel                                                 357,205          6,911,917
                                                                  --------------
Total                                                                 16,633,824
--------------------------------------------------------------------------------

SOFTWARE (2.0%)
CA                                                    103,105          2,805,487
Microsoft                                             459,336         12,498,533
Oracle                                                498,702(b)       6,827,230
Symantec                                               88,300(b)       1,486,089
                                                                  --------------
Total                                                                 23,617,339
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Home Depot                                            244,897         10,359,143
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Fannie Mae                                            398,422         20,478,891
--------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                          250,142         17,725,062
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Vodafone Group ADR                                    103,105(c)       2,154,895
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $889,085,322)                                              $1,149,290,326
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  PREFERRED STOCKS (0.2%)
--------------------------------------------------------------------------------

ISSUER                                               SHARES             VALUE(a)
Xerox
6.25% Cv                                               22,540     $    2,823,586
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $2,254,000)                                                $    2,823,586
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  BONDS (0.8%)
--------------------------------------------------------------------------------

                          COUPON                   PRINCIPAL
ISSUER                     RATE                      AMOUNT             VALUE(a)
Qwest Communications Intl
   Sr Unsecured
      11-15-25             3.50%                  $ 7,104,000     $    9,454,714
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $7,104,000)                                                $    9,454,714
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SHORT-TERM SECURITIES (0.7%)(e)
--------------------------------------------------------------------------------

                                                     AMOUNT
                        EFFECTIVE                  PAYABLE AT
ISSUER                    YIELD                     MATURITY            VALUE(a)
COMMERCIAL PAPER
Variable Funding Capital
   04-03-06               4.85%                   $ 8,300,000     $    8,296,645
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $8,297,764)                                                $    8,296,645
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $906,741,086)(f)                                           $1,169,865,271
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2006, the value of foreign securities represented 10.7% of net assets.

(d) At March 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. See Note 5 to the financial statements. 0.4% of net assets is the Fund's cash equivalent position.

(f) At March 31, 2006, the cost of securities for federal income tax purposes was $909,042,454 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 291,391,604
      Unrealized depreciation                                      (30,568,787)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                $ 260,822,817
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 13
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource Equity Value Fund

MARCH 31, 2006

---------------------------------------------------------------------------------------------------------------
  ASSETS
---------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
  (identified cost $906,741,086)                                                              $ 1,169,865,271
Capital shares receivable                                                                             343,313
Dividends and accrued interest receivable                                                           1,376,636
Receivable for investment securities sold                                                           6,376,510
---------------------------------------------------------------------------------------------------------------
Total assets                                                                                    1,177,961,730
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
  LIABILITIES
---------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                                     552,116
Capital shares payable                                                                                 47,902
Payable for investment securities purchased                                                         2,983,327
Payable upon return of securities loaned (Note 5)                                                   3,840,000
Accrued investment management services fee                                                             16,489
Accrued distribution fee                                                                              171,809
Accrued service fee                                                                                        35
Accrued transfer agency fee                                                                             1,594
Accrued administrative services fee                                                                     1,816
Other accrued expenses                                                                                150,345
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   7,765,433
---------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                            $ 1,170,196,297
===============================================================================================================

---------------------------------------------------------------------------------------------------------------
  REPRESENTED BY
---------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                      $       961,812
Additional paid-in capital                                                                      1,018,456,618
Undistributed net investment income                                                                 1,965,550
Accumulated net realized gain (loss) (Note 7)                                                    (114,311,868)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                              263,124,185
---------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                      $ 1,170,196,297
===============================================================================================================
Net assets applicable to outstanding shares:                    Class A                       $   927,894,821
                                                                Class B                       $   225,717,690
                                                                Class C                       $     3,752,762
                                                                Class I                       $        13,028
                                                                Class Y                       $    12,817,996
Net asset value per share of outstanding capital stock:         Class A shares   76,298,569   $         12.16
                                                                Class B shares   18,518,112   $         12.19
                                                                Class C shares      310,331   $         12.09
                                                                Class I shares        1,070   $         12.18
                                                                Class Y shares    1,053,127   $         12.17
---------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                              $     3,819,500
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource Equity Value Fund

YEAR ENDED MARCH 31, 2006
----------------------------------------------------------------------------------------
  INVESTMENT INCOME
----------------------------------------------------------------------------------------
Income:
Dividends                                                               $   24,438,522
Interest                                                                       314,692
Fee income from securities lending (Note 5)                                    105,061
   Less foreign taxes withheld                                                (198,600)
----------------------------------------------------------------------------------------
Total income                                                                24,659,675
----------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                           7,043,854
Distribution fee
   Class A                                                                   2,183,812
   Class B                                                                   2,384,097
   Class C                                                                      34,165
Transfer agency fee                                                          1,900,828
Incremental transfer agency fee
   Class A                                                                     142,949
   Class B                                                                      86,960
   Class C                                                                       1,194
Service fee -- Class Y                                                           9,645
Administrative services fees and expenses                                      558,514
Compensation of board members                                                   14,595
Custodian fees                                                                 116,507
Printing and postage                                                           244,507
Registration fees                                                               62,861
Audit fees                                                                      26,500
Other                                                                           16,422
----------------------------------------------------------------------------------------
Total expenses                                                              14,827,410
   Earnings credits on cash balances (Note 2)                                  (80,872)
----------------------------------------------------------------------------------------
Total net expenses                                                          14,746,538
----------------------------------------------------------------------------------------
Investment income (loss) -- net                                              9,913,137
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------
Net realized gain (loss) on security transactions                          113,204,431
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       92,878,501
----------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                      206,082,932
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $  215,996,069
========================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 15
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Equity Value Fund

YEAR ENDED MARCH 31,                                                          2006              2005
-----------------------------------------------------------------------------------------------------------
  OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         $     9,913,137   $    14,946,302
Net realized gain (loss) on security transactions                           113,204,431        85,732,017
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies        92,878,501        28,165,305
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             215,996,069       128,843,624
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                (8,421,000)      (12,623,839)
      Class B                                                                  (354,820)       (1,854,934)
      Class C                                                                    (7,125)          (23,559)
      Class I                                                                      (164)             (194)
      Class Y                                                                  (117,179)          (99,629)
-----------------------------------------------------------------------------------------------------------
Total distributions                                                          (8,900,288)      (14,602,155)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                   99,597,531        79,255,151
   Class B shares                                                            17,224,906        18,645,965
   Class C shares                                                               561,220           585,669
   Class Y shares                                                             4,979,245         4,318,386
Reinvestment of distributions at net asset value
   Class A shares                                                             8,250,474        12,375,475
   Class B shares                                                               349,560         1,829,393
   Class C shares                                                                 7,097            23,482
   Class Y shares                                                               117,179            99,629
Payments for redemptions
   Class A shares                                                          (206,493,944)     (203,936,872)
   Class B shares (Note 2)                                                 (109,750,417)     (112,164,964)
   Class C shares (Note 2)                                                     (860,687)         (968,383)
   Class Y shares                                                            (1,715,552)       (2,260,168)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (187,733,388)     (202,197,237)
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      19,362,393       (87,955,768)
Net assets at beginning of year                                           1,150,833,904     1,238,789,672
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $ 1,170,196,297   $ 1,150,833,904
===========================================================================================================
Undistributed over net investment income                                $     1,965,550   $     2,418,359
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Equity Value Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. (formerly AXP Strategy Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in equity securities that provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At March 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 17
--------------------------------------------------------------------------------
value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
18 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,465,658 and accumulated net realized loss has been decreased by $1,465,658.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 19
--------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MARCH 31,                                   2006               2005
--------------------------------------------------------------------------------
CLASS A
Distributions paid from:
   Ordinary income ..........................   $ 8,421,000      $  12,623,839
   Long-term capital gain ...................            --                 --

CLASS B
Distributions paid from:
   Ordinary income ..........................       354,820          1,854,934
   Long-term capital gain ...................            --                 --

CLASS C
Distributions paid from:
   Ordinary income. .........................         7,125             23,559
   Long-term capital gain ...................            --                 --

CLASS I
Distributions paid from:
   Ordinary income ..........................           164                194
   Long-term capital gain ...................            --                 --

CLASS Y
Distributions paid from:
   Ordinary income ..........................       117,179             99,629
   Long-term capital gain ...................            --                 --

At March 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ...............                    $     723,212
Accumulated long-term gain (loss) ...........                    $(110,768,162)
Unrealized appreciation (depreciation) ......                    $ 260,822,817

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Value Funds Index. In certain

--------------------------------------------------------------------------------
20 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------
circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $1,268,814 for the year ended March 31, 2006.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.04% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $410,949 for Class A, $234,043 for Class B and $450 for Class C for the year ended March 31, 2006.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 21
--------------------------------------------------------------------------------

During the year ended March 31, 2006, the Fund's custodian and transfer agency fees were reduced by $80,872 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $318,481,197 and $498,832,766, respectively, for the year ended March 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                        YEAR ENDED MARCH 31, 2006
                                        CLASS A        CLASS B       CLASS C   CLASS I    CLASS Y
----------------------------------------------------------------------------------------------------
Sold                                     9,107,686      1,565,231     50,786        --     452,152
Issued for reinvested distributions        739,939         32,271        644        --      10,410
Redeemed                               (19,032,227)   (10,216,829)   (80,845)       --    (158,930)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 (9,184,602)    (8,619,327)   (29,415)       --     303,632
----------------------------------------------------------------------------------------------------

                                                        YEAR ENDED MARCH 31, 2005
                                        CLASS A        CLASS B      CLASS C    CLASS I    CLASS Y
----------------------------------------------------------------------------------------------------
Sold                                     8,717,593      1,962,540     62,673        --     453,688
Issued for reinvested distributions      1,285,681        189,458      2,452        --      10,268
Redeemed                               (21,459,049)   (12,185,968)  (102,819)       --    (243,918)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                (11,455,775)   (10,033,970)   (37,694)       --     220,038
----------------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At March. 31, 2006, securities valued at $3,819,500 were on loan to brokers. For collateral, the Fund received $3,840,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $105,061 for the year ended March 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
22 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended March 31, 2006.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $110,768,162 at March 31, 2006, that if not offset by capital gains will expire as follows:

                                 2011                     2012
--------------------------------------------------------------------------------
                             $ 68,592,915              $ 42,175,247
--------------------------------------------------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 23
--------------------------------------------------------------------------------
prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

--------------------------------------------------------------------------------
24 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

--------------------------------------------------------------------------------
  PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------

Fiscal period ended March 31,                                        2006        2005        2004        2003        2002
Net asset value, beginning of period                            $   10.12   $    9.17   $    6.39   $    9.45   $   10.31
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .12         .15         .10         .10         .09
Net gains (losses) (both realized and unrealized)                    2.03         .94        2.77       (3.08)       (.10)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     2.15        1.09        2.87       (2.98)       (.01)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.11)       (.14)       (.09)       (.08)       (.09)
Distributions from realized gains                                      --          --          --          --        (.76)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.11)       (.14)       (.09)       (.08)       (.85)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   12.16   $   10.12   $    9.17   $    6.39   $    9.45
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                         $     928   $     865   $     889   $     685   $   1,119
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.16%       1.11%       1.07%       1.00%       1.03%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
   net assets                                                        1.04%       1.46%       1.19%       1.22%        .91%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              28%         25%         39%         38%         61%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                     21.31%      11.96%      45.06%     (31.58%)       .10%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 25
--------------------------------------------------------------------------------

CLASS B

--------------------------------------------------------------------------------
  PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------

Fiscal period ended March 31,                                        2006        2005        2004        2003        2002
Net asset value, beginning of period                              $ 10.14     $  9.18     $  6.40     $  9.46     $ 10.31
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .01         .07         .03         .03          --
Net gains (losses) (both realized and unrealized)                    2.06         .95        2.78       (3.07)       (.08)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     2.07        1.02        2.81       (3.04)       (.08)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.02)       (.06)       (.03)       (.02)       (.01)
Distributions from realized gains                                      --          --          --          --        (.76)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.02)       (.06)       (.03)       (.02)       (.77)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 12.19     $ 10.14     $  9.18     $  6.40     $  9.46
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $   226     $   275     $   341     $   319     $   761
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.92%       1.88%       1.84%       1.77%       1.78%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
   net assets                                                         .28%        .69%        .44%        .44%        .13%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              28%         25%         39%         38%         61%
---------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                     20.39%      11.16%      43.89%     (32.13%)      (.62%)
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
26 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C

--------------------------------------------------------------------------------------------------------
  PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                          2006       2005      2004      2003        2002
Net asset value, beginning of period                $ 10.06   $   9.12   $  6.36    $ 9.40    $  10.27
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02        .07       .03       .03         .01
Net gains (losses) (both realized and unrealized)      2.03        .93      2.76     (3.04)       (.10)
--------------------------------------------------------------------------------------------------------
Total from investment operations                       2.05       1.00      2.79     (3.01)       (.09)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.02)      (.06)     (.03)     (.03)       (.02)
Distributions from realized gains                        --         --        --        --        (.76)
--------------------------------------------------------------------------------------------------------
Total distributions                                    (.02)      (.06)     (.03)     (.03)       (.78)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 12.09   $  10.06   $  9.12    $ 6.36    $   9.40
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $     4   $      3   $     3    $    3    $      4
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)       1.92%      1.88%     1.85%     1.79%       1.81%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      .28%       .69%      .42%      .44%        .14%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                            28%        25%       39%       38%         61%
--------------------------------------------------------------------------------------------------------
Total return(c)                                       20.43%     11.05%    43.87%   (32.09%)      (.66%)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 27
--------------------------------------------------------------------------------

CLASS I

--------------------------------------------------------------------------------------------------------
  PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                          2006       2005      2004(b)
Net asset value, beginning of period                $ 10.13   $   9.18   $  9.44
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .18        .19       .08
Net gains (losses) (both realized and unrealized)      2.02        .94      (.31)
--------------------------------------------------------------------------------------------------------
Total from investment operations                       2.20       1.13      (.23)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.15)      (.18)     (.03)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 12.18   $  10.13   $  9.18
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $    --   $     --   $    --
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        .72%       .67%      .71%(d)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                     1.48%      1.89%     1.29%(d)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                            28%        25%       39%
--------------------------------------------------------------------------------------------------------
Total return(e)                                       21.90%     12.45%    (2.42%)(f)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

--------------------------------------------------------------------------------
28 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y
--------------------------------------------------------------------------------
  PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------

Fiscal period ended March 31,                           2006         2005         2004         2003         2002
Net asset value, beginning of period                $  10.13     $   9.18     $   6.40     $   9.46     $  10.32
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .15          .17          .12          .11          .11
Net gains (losses) (both realized and unrealized)       2.02          .94         2.76        (3.07)        (.11)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        2.17         1.11         2.88        (2.96)          --
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.13)        (.16)        (.10)        (.10)        (.10)
Distributions from realized gains                         --           --           --           --         (.76)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                     (.13)        (.16)        (.10)        (.10)        (.86)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.17     $  10.13     $   9.18     $   6.40     $   9.46
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $     13     $      8     $      5     $      3     $      3
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)         .98%         .94%         .91%         .83%         .86%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                     1.22%        1.61%        1.35%        1.40%        1.06%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term             28%          25%          39%          38%          61%
   securities)
-----------------------------------------------------------------------------------------------------------------
Total return(c)                                        21.51%       12.16%       45.25%      (31.41%)        .28%
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                         RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT - 29
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT
              REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Equity Value Fund (a series of RiverSource Strategy Series, Inc.) as of March 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2006, and the financial highlights for each of the years in the five-year period ended March 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Equity Value Fund as of March 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
May 22, 2006

--------------------------------------------------------------------------------
30 - RIVERSOURCE EQUITY VALUE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Small Cap Advantage Fund

MARCH 31, 2006
(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (99.1%)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
AEROSPACE & DEFENSE (2.3%)
Armor Holdings                                        45,000(b)      $ 2,623,050
BE Aerospace                                          59,118(b)        1,485,044
Ceradyne                                               5,187(b)          258,831
DRS Technologies                                      58,000           3,182,460
Hexcel                                                70,000(b)        1,537,900
Kaman                                                 10,124             254,720
Moog Cl A                                             46,393(b)        1,646,488
Orbital Sciences                                     136,350(b)        2,157,057
SI Intl                                               47,000(b)        1,652,050
Teledyne Technologies                                 75,400(b)        2,684,240
Triumph Group                                         35,000(b)        1,549,100
                                                                     -----------
Total                                                                 19,030,940
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
EGL                                                    6,233(b)          280,485
Hub Group Cl A                                        33,000(b)        1,504,140
Pacer Intl                                            45,000           1,470,600
                                                                     -----------
Total                                                                  3,255,225
--------------------------------------------------------------------------------

AIRLINES (0.7%)
Continental Airlines Cl B                            119,900(b)        3,225,310
ExpressJet Holdings                                   32,738(b)          243,571
SkyWest                                               89,308           2,614,045
                                                                     -----------
Total                                                                  6,082,926
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
American Axle & Mfg Holdings                          15,770             270,140
ArvinMeritor                                         102,896           1,534,180
Bandag                                                 4,968             208,010
Cooper Tire & Rubber                                  16,307             233,842
Superior Inds Intl                                    11,363             219,988
Tenneco                                               55,000(b)        1,192,950
                                                                     -----------
Total                                                                  3,659,110
--------------------------------------------------------------------------------

AUTOMOBILES (--%)
Monaco Coach                                          11,139             149,263

BEVERAGES (0.6%)
Boston Beer Cl A                                      88,000(b)        2,288,880
Hansen Natural                                        23,613(b,d)      2,976,419
                                                                     -----------
Total                                                                  5,265,299
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)

BIOTECHNOLOGY (4.3%)
Abgenix                                               21,837(b)      $   491,333
Albany Molecular Research                             28,700(b)          291,592
Alkermes                                             102,789(b)        2,266,497
Amylin Pharmaceuticals                                50,049(b)        2,449,899
Applera - Celera  Genomics Group                     141,700(b,f)      1,656,473

Arena Pharmaceuticals                                113,000(b,d)      2,046,430
BioMarin Pharmaceutical                              139,702(b)        1,874,801
Caliper Life Sciences                                216,000(b)        1,382,400
Cubist Pharmaceuticals                                10,565(b)          242,678
CV Therapeutics                                       79,900(b,d)      1,764,192
deCODE genetics                                      235,200(b,c)      2,039,184
Exelixis                                             127,200(b)        1,527,672
Human Genome Sciences                                112,700(b)        1,225,049
ICOS                                                  33,000(b)          727,650
InterMune                                             46,000(b,d)        852,840
Lexicon Genetics                                     221,300(b)        1,226,002
Medarex                                              188,000(b)        2,485,360
Myriad Genetics                                       40,000(b)        1,043,600
Neurocrine Biosciences                                37,199(b)        2,400,823
Progenics Pharmaceuticals                              5,172(b)          137,006
Regeneron Pharmaceuticals                            151,200(b)        2,514,456
United Therapeutics                                   23,800(b)        1,577,464
Vertex Pharmaceuticals                                86,367(b)        3,160,169
                                                                     -----------
Total                                                                 35,383,570
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Ameron Intl                                            3,535             258,868
Lennox Intl                                           62,000           1,851,320
NCI Building Systems                                  38,000(b)        2,271,260
USG                                                    4,120(b)          391,235
                                                                     -----------
Total                                                                  4,772,683
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Calamos Asset  Management Cl A                        49,000           1,832,600
Investment Technology Group                           79,269(b)        3,947,596
Knight Capital Group Cl A                            130,363(b)        1,815,957
LaBranche & Co                                        20,848(b)          329,607
TradeStation Group                                    10,342(b)          142,926
Waddell & Reed Financial Cl A                          9,722             224,578
                                                                     -----------
Total                                                                  8,293,264
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
CHEMICALS (1.2%)
Albemarle                                             54,800         $ 2,485,180
Cambrex                                               10,834             211,696
FMC                                                    2,658             164,743
HB Fuller                                             47,143           2,420,322
Innospec                                               9,108(c)          233,438
OM Group                                               6,531(b)          150,213
Schulman A                                            60,800           1,504,800
Sensient Technologies                                 22,277             402,100
Spartech                                              63,700           1,528,800
Westlake Chemical                                     24,600             849,930
WR Grace & Co                                         20,011(b)          266,146
                                                                     -----------
Total                                                                 10,217,368
--------------------------------------------------------------------------------

COMMERCIAL BANKS (4.3%)
Amcore Financial                                       8,254             260,991
BancorpSouth                                         128,925           3,095,489
Bank of Hawaii                                        43,800           2,334,978
BOK Financial                                         57,700           2,743,635
Camden Natl                                            2,540              97,536
Capitol Bancorp                                       31,800           1,486,650
Center Financial                                      45,000           1,090,350
Chemical Financial                                    10,714             346,169
Chittenden                                            13,122             380,144
Citizens Banking                                       7,816             209,860
City Holding                                          60,500           2,225,795
Colonial BancGroup                                    99,700           2,492,500
Community Bank System                                 98,000           2,188,340
Community Trust Bancorp                                6,335             214,757
East-West Bancorp                                     50,700           1,954,485
Financial Institutions                                 3,710              70,082
First BanCorp Puerto Rico                             98,000(c)        1,211,280
First Citizens BancShares Cl A                           802             154,786
First Community Bancorp                               26,213           1,511,442
First Community Bancshares                             4,400             140,712
First Financial Bancorp                                8,381             139,460
First Indiana                                          2,616              72,986
Great Southern Bancorp                                 2,758              79,651
Greater Bay Bancorp                                  121,800           3,378,731
Hanmi Financial                                       63,400           1,145,004
Independent Bank                                      46,000           1,478,900
Irwin Financial                                        8,210             158,699
Mid-State Bancshares                                   6,404             188,470
Old Natl Bancorp                                       8,004             173,207
Omega Financial                                        2,690              91,083
Republic Bancorp                                       9,234             111,177
Southwest Bancorp                                      7,203             160,195
Susquehanna Bancshares                                10,679             275,198

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------


ISSUER                                                SHARES            VALUE(a)
COMMERCIAL BANKS (CONT.)
Taylor Capital Group                                  41,000         $ 1,606,790
Tompkins Trustco                                       2,752             132,509
Trustmark                                             20,995             664,282
UMB Financial                                          1,224              85,962
Vineyard Natl Bancorp                                 51,000(d)        1,494,300
                                                                     -----------
Total                                                                 35,646,585
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.1%)
Administaff                                           33,379           1,814,482
Banta                                                  5,278             274,350
Clean Harbors                                          1,463(b)           43,407
Consolidated Graphics                                 46,000(b)        2,397,520
Corinthian Colleges                                  100,000(b)        1,440,000
Corrections Corp of America                           53,000(b)        2,395,600
Escala Group                                           7,388(b)          193,492
FTI Consulting                                        82,400(b)        2,350,872
IKON Office Solutions                                 15,480             220,590
Jackson Hewitt Tax Service                           101,000           3,189,581
Labor Ready                                          122,048(b)        2,923,051
NCO Group                                             14,124(b)          335,445
Pre-Paid Legal Services                                3,132             111,123
Schawk                                                50,240           1,306,742
Sotheby's Holdings Cl A                               45,600(b)        1,324,224
SOURCECORP                                             6,500(b)          156,715
Spherion                                             162,000(b)        1,684,800
TeleTech Holdings                                    102,000(b)        1,133,220
United Stationers                                     47,292(b)        2,511,205
Viad                                                   6,694             229,470
                                                                     -----------
Total                                                                 26,035,889
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.3%)
3Com                                                 192,000(b)          983,040
ADTRAN                                                46,453           1,216,140
ARRIS Group                                          226,900(b)        3,122,144
Black Box                                             55,854           2,683,785
CIENA                                                394,600(b)        2,055,866
CommScope                                             97,500(b)        2,783,625
Finisar                                              291,572(b)        1,443,281
Foundry Networks                                     139,000(b)        2,524,240
Ixia                                                  28,469(b)          405,968
NETGEAR                                               97,600(b)        1,855,376
Packeteer                                            110,000(b)        1,276,000
Powerwave Technologies                                97,125(b)        1,310,216
Redback Networks                                       8,558(b)          185,623
SiRF Technology Holdings                              66,000(b)        2,337,060
Sycamore Networks                                    238,600(b)        1,121,420
Tekelec                                               64,100(b)          886,503
Westell Technologies Cl A                            354,000(b)        1,440,780
                                                                     -----------
Total                                                                 27,631,067
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
COMPUTERS & PERIPHERALS (2.0%)
Brocade Communications Systems                       390,000(b)      $ 2,605,200
Electronics for Imaging                               94,700(b)        2,648,759
Emulex                                               106,800(b)        1,825,212
Imation                                               58,010           2,489,209
Intergraph                                             6,809(b)          283,663
Iomega                                                38,451(b)          126,119
Komag                                                 57,379(b)        2,731,241
Maxtor                                               184,600(b)        1,764,776
Palm                                                  80,200(b,d)      1,857,432
                                                                     -----------
Total                                                                 16,331,611
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
Comfort Systems USA                                  115,050           1,553,175
EMCOR Group                                           32,731(b)        1,625,421
Granite Construction                                  58,000           2,823,441
MasTec                                                89,000(b)        1,261,130
Perini                                                54,000(b)        1,639,980
Quanta Services                                      157,060(b)        2,516,101
Shaw Group                                            26,911(b)          818,094
URS                                                    4,300(b)          173,075
Washington Group Intl                                 26,094           1,497,535
                                                                     -----------
Total                                                                 13,907,952
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.9%)
Eagle Materials                                       63,029(d)        4,018,729
Headwaters                                            30,000(b)        1,193,700
Texas Inds                                            40,200           2,431,698
                                                                     -----------
Total                                                                  7,644,127
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.5%)
AmeriCredit                                           81,200(b)        2,495,276
Cash America Intl                                     49,320           1,480,586
CompuCredit                                           88,675(b)        3,264,127
MoneyGram Intl                                       110,253           3,386,972
World Acceptance                                      66,230(b)        1,814,702
                                                                     -----------
Total                                                                 12,441,663
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Packaging Corp of America                             79,000           1,772,760
Rock-Tenn Cl A                                         7,300             109,427
Silgan Holdings                                       40,100           1,610,817
                                                                     -----------
Total                                                                  3,493,004
--------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Building Material Holding                              7,238             257,962
Handleman                                             14,590             140,064
                                                                     -----------
Total                                                                    398,026
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------


ISSUER                                                SHARES            VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Encore Capital Group                                  97,900(b)      $ 1,444,025
NASDAQ Stock Market                                   49,386(b)        1,977,415
                                                                     -----------
Total                                                                  3,421,440
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Cincinnati Bell                                      256,000(b)        1,157,120
Level 3 Communications                               307,100(b,d)      1,590,778
Talk America Holdings                                206,191(b)        1,758,810
Time Warner Telecom Cl A                              12,052(b)          216,333
                                                                     -----------
Total                                                                  4,723,041
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
Allete                                                 5,558             259,003
Black Hills                                            5,675             192,950
Cleco                                                102,961           2,299,119
Duquesne Light Holdings                                8,659             142,874
El Paso Electric                                     102,900(b)        1,959,216
Idacorp                                                9,200             299,184
Otter Tail                                            79,990           2,294,913
Sierra Pacific Resources                             170,000(b)        2,347,700
                                                                     -----------
Total                                                                  9,794,959
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
Acuity Brands                                         31,000           1,240,000
General Cable                                         67,885(b)        2,058,952
Genlyte Group                                         60,000(b)        4,088,400
Regal-Beloit                                          71,000           3,001,170
                                                                     -----------
Total                                                                 10,388,522
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.0%)
Aeroflex                                             226,900(b)        3,115,337
Agilysys                                              89,000           1,340,340
Anixter Intl                                          43,900           2,097,542
Benchmark Electronics                                 47,391(b)        1,817,445
BrightPoint                                            9,575(b)          297,400
Checkpoint Systems                                    68,400(b)        1,838,592
Global Imaging Systems                                 5,598(b)          212,612
Itron                                                 50,200(b)        3,004,470
LoJack                                                88,000(b)        2,110,240
Methode Electronics                                   13,655             148,703
Metrologic Instruments                               112,300(b)        2,597,499
Multi-Fineline Electronix                             26,000(b)        1,520,740
PAR Technology                                        68,988(b)        1,223,847
Paxar                                                 15,560(b)          304,509
Plexus                                                 8,607(b)          323,365
Rofin-Sinar Technologies                              49,200(b)        2,663,196
SYNNEX                                                18,479(b)          342,970
                                                                     -----------
Total                                                                 24,958,807
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
ENERGY EQUIPMENT & SERVICES (3.1%)
Atwood Oceanics                                       20,000(b)      $ 2,020,200
Grey Wolf                                            405,800(b)        3,019,152
Helix Energy Solutions Group                          87,156(b)        3,303,212
Hydril                                                26,100(b)        2,034,495
Lone Star Technologies                                 5,264(b)          291,678
Lufkin Inds                                            1,204              66,750
NS Group                                              58,403(b)        2,688,290
Oil States Intl                                       98,851(b)        3,642,659
Parker Drilling                                      205,801(b)        1,907,775
RPC                                                   63,336           1,447,228
TETRA Technologies                                     8,267(b)          388,880
TODCO Cl A                                            65,000           2,561,650
Unit                                                  38,100(b)        2,124,075
                                                                     -----------
Total                                                                 25,496,044
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
Casey's General Stores                                89,000           2,035,430
Great Atlantic & Pacific Tea                           3,543(b)          123,757
Longs Drug Stores                                     36,000           1,666,080
Nash Finch                                             5,497             164,360
Pathmark Stores                                        5,432(b)           56,819
Ruddick                                               14,366             349,237
Spartan Stores                                       130,000           1,657,500
Weis Markets                                           5,673             252,846
                                                                     -----------
Total                                                                  6,306,029
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Chiquita Brands Intl                                   6,100             102,297
Corn Products Intl                                    66,300           1,960,491
Farmer Brothers                                        4,681             104,386
Lancaster Colony                                       6,194             260,148
Premium Standard Farms                                65,000           1,140,750
Seaboard                                                 180             286,920
                                                                     -----------
Total                                                                  3,854,992
--------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Energen                                               67,228           2,352,980
Nicor                                                 69,102           2,733,676
Peoples Energy                                         8,227             293,210
South Jersey Inds                                     61,800           1,685,286
Southwest Gas                                         65,000           1,816,750
WGL Holdings                                          10,577             321,752
                                                                     -----------
Total                                                                  9,203,654
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Cutera                                                55,000(b)        1,491,600
DJ Orthopedics                                        58,000(b)        2,306,080
Haemonetics                                           65,700(b)        3,335,589
Hologic                                               65,705(b)        3,636,771
Illumina                                              30,890(b)          733,638

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES
(CONT.)
Intuitive Surgical                                    26,056(b)      $ 3,074,608
Invacare                                               4,412             137,037
Kyphon                                                 5,186(b)          192,919
LifeCell                                               7,774(b)          175,304
Mentor                                                 6,965             315,584
Meridian Bioscience                                    6,105             164,713
Nektar Therapeutics                                  115,800(b)        2,360,004
OraSure Technologies                                  10,813(b)          111,374
Thoratec                                              68,923(b)        1,328,146
Varian                                                58,000(b)        2,388,440
                                                                     -----------
Total                                                                 21,751,807
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.2%)
Advisory Board                                        45,700(b)        2,548,689
Allscripts Healthcare Solutions                       70,600(b)        1,292,686
American Retirement                                    6,700(b)          171,654
AMN Healthcare Services                               75,000(b)        1,404,000
Apria Healthcare Group                                 6,383(b)          146,681
Centene                                               74,000(b)        2,158,580
Chemed                                                57,000           3,382,380
Cross Country Healthcare                              81,000(b)        1,568,160
HealthExtras                                           7,841(b)          276,787
Horizon Health                                         4,100(b)           81,180
Kindred Healthcare                                     4,200(b)          105,630
LCA-Vision                                            31,000           1,553,410
Magellan Health Services                              62,100(b)        2,513,187
Odyssey HealthCare                                   103,000(b)        1,772,630
Option Care                                          153,450(d)        2,169,783
Per-Se Technologies                                   81,962(b)        2,185,107
PSS World Medical                                    165,000(b)        3,182,850
Psychiatric Solutions                                 97,800(b)        3,240,114
Radiation Therapy Services                            87,000(b)        2,219,370
RehabCare Group                                        5,946(b)          112,082
Stewart Enterprises Cl A                              68,000             388,280
Sunrise Senior Living                                  8,020(b)          312,539
TriZetto Group                                       136,000(b)        2,392,240
Ventiv Health                                        119,096(b)        3,956,370
WellCare Health Plans                                 81,000(b)        3,680,640
                                                                     -----------
Total                                                                 42,815,029
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
HOTELS, RESTAURANTS & LEISURE (2.1%)
Bluegreen                                              8,700(b)      $   115,014
Bob Evans Farms                                       14,681             436,173
Domino's Pizza                                       120,600           3,443,130
IHOP                                                  45,000           2,157,300
Jack in the Box                                       31,088(b)        1,352,328
Krispy Kreme Doughnuts                                24,050(b)          215,969
Monarch Casino & Resort                               88,000(b)        2,498,320
Papa John's Intl                                      10,189(b)          334,301
Ruby Tuesday                                          59,881           1,920,982
Ryan's Restaurant Group                               20,075(b)          291,088
Speedway Motorsports                                  51,000           1,948,710
Vail Resorts                                          68,100(b)        2,602,782
                                                                     -----------
Total                                                                 17,316,097
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Beazer Homes USA                                      11,084             728,219
Blyth                                                  9,725             204,420
Brookfield Homes                                       5,200             269,672
Champion Enterprises                                 160,000(b)        2,393,600
Ethan Allen Interiors                                 12,374             519,955
Furniture Brands Intl                                 99,282           2,433,401
La-Z-Boy                                              23,925(d)          406,725
M/I Homes                                              6,539             307,333
Tupperware Brands                                    111,625           2,298,359
WCI Communities                                        7,825(b)          217,692
                                                                     -----------
Total                                                                  9,779,376
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet                                  40,800(b)        2,168,112
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (--%)
Standex Intl                                           5,747             181,950
--------------------------------------------------------------------------------

INSURANCE (5.0%)
Alfa                                                  16,725             286,667
American Physicians Capital                           62,400(b)        2,995,200
AmerUs Group                                           9,213             554,991
Argonaut Group                                         7,872(b)          279,850
Delphi Financial Group Cl A                           61,158           3,157,588
FBL Financial Group Cl A                               6,530             224,959
FPIC Insurance Group                                  92,000(b)        3,477,599
Horace Mann Educators                                180,352           3,390,618
Infinity Property & Casualty                           4,597             191,879
LandAmerica Financial Group                           47,479           3,221,450
Navigators Group                                      37,700(b)        1,869,920
Ohio Casualty                                        139,730           4,429,440
Phoenix Companies                                    130,000           2,119,000
Presidential Life                                      8,921             226,683
ProAssurance                                          87,600(b)        4,555,199
RLI                                                   40,000           2,292,000

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
INSURANCE (CONT.)
Safety Insurance Group                                54,100         $ 2,470,206
Selective Insurance Group                             85,000           4,504,999
Stewart Information Services                           7,295             343,449
Triad Guaranty                                         4,795(b)          224,886
UICI                                                   6,164             228,006
United Fire & Casualty                                 7,692             253,067
Universal American Financial                          15,672(b)          241,349
                                                                     -----------
Total                                                                 41,539,005

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (0.9%)
Coldwater Creek                                       18,129(b)          503,986
Insight Enterprises                                   15,443(b)          339,900
NetFlix                                               65,495(b,d)      1,898,700
NutriSystem                                           50,873(b,d)      2,417,486
Priceline.com                                         92,000(b)        2,285,280
                                                                     -----------
Total                                                                  7,445,352
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
aQuantive                                             15,540(b)          365,812
Blue Coat Systems                                      2,337(b)           50,806
CNET Networks                                         32,545(b)          462,464
Digital River                                          9,090(b)          396,415
Digitas                                              165,766(b)        2,387,030
EarthLink                                            161,600(b)        1,543,280
Homestore                                             17,616(b)          115,561
j2 Global Communications                              50,400(b)        2,368,800
United Online                                        151,900           1,953,434
ValueClick                                           129,838(b)        2,196,859
Websense                                              90,800(b)        2,504,265
                                                                     -----------
Total                                                                 14,344,726
--------------------------------------------------------------------------------

IT SERVICES (1.4%)
CSG Systems Intl                                     134,640(b)        3,131,726
MAXIMUS                                               18,908             680,310
MPS Group                                            207,500(b)        3,174,750
Perot Systems Cl A                                   121,303(b)        1,887,475
TALX                                                  47,000           1,338,560
Tyler Technologies                                   115,000(b)        1,265,000
                                                                     -----------
Total                                                                 11,477,821

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Callaway Golf                                         15,678             269,662
JAKKS Pacific                                         10,578(b)          282,856
SCP Pool                                              39,000           1,829,489
                                                                     -----------
Total                                                                  2,382,007
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
16 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
MACHINERY (4.4%)
Actuant Cl A                                          50,000         $ 3,061,000
American Science &  Engineering                       19,700(b,d)      1,839,980
Astec Inds                                               827(b)           29,689
Barnes Group                                          47,000           1,903,500
Cascade                                               36,392           1,923,317
Clarcor                                               45,600           1,623,360
Crane                                                 91,020           3,732,731
Flowserve                                              8,950(b)          522,143
Gardner Denver                                        49,000(b)        3,194,800
JLG Inds                                              91,538           2,818,455
Kennametal                                            50,300           3,075,342
Lincoln Electric Holdings                             40,336           2,177,741
Manitowoc                                             32,920           3,000,658
Mueller Inds                                          50,841           1,814,515
Nordson                                               53,000           2,642,580
Tecumseh Products Cl A                                 4,942             121,277
Trinity Inds                                           9,575             520,784
Wabtec                                                69,300           2,259,180
                                                                     -----------
Total                                                                 36,261,052
--------------------------------------------------------------------------------

MEDIA (0.4%)
Cumulus Media Cl A                                   140,000(b)        1,576,400
Entravision  Communications Cl A                     136,000(b)        1,245,760
Reader's Digest Assn                                   8,128             119,888
Valassis Communications                                5,412(b)          158,950
                                                                     -----------
Total                                                                  3,100,998
--------------------------------------------------------------------------------

METALS & MINING (3.0%)
AMCOL Intl                                            55,000           1,584,000
Carpenter Technology                                  24,000           2,268,480
Century Aluminum                                      34,600(b)        1,468,770
Chaparral Steel                                       38,000(b)        2,466,960
Cleveland-Cliffs                                      25,000(d)        2,178,000
Coeur d'Alene Mines                                  198,000(b)        1,298,880
Commercial Metals                                     70,342           3,762,593
Foundation Coal Holdings                              49,000           2,015,860
Metal Management                                       4,482             141,855
Reliance Steel & Aluminum                             35,202           3,306,172
RTI Intl Metals                                        5,467(b)          299,865
Steel Dynamics                                        49,100           2,785,443
Stillwater Mining                                     18,241(b)          300,247
Titanium Metals                                       16,632(b,d)        807,484
                                                                     -----------
Total                                                                 24,684,609
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
MULTILINE RETAIL (0.2%)
99 Cents Only Stores                                  13,701(b)      $   185,786
Conn's                                                42,000(b,d)      1,434,720
                                                                     -----------
Total                                                                  1,620,506
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (--%)
Aquila                                                42,118(b)          168,051
OIL, GAS & CONSUMABLE FUELS (2.9%)
Arena Resources                                       59,000(b)        2,059,100
ATP Oil & Gas                                          6,853(b)          300,915
Berry Petroleum Cl A                                  19,400           1,327,930
Carrizo Oil & Gas                                      1,863(b)           48,419
Cimarex Energy                                        89,959           3,891,626
Frontier Oil                                          45,139           2,679,000
Holly                                                 23,079           1,710,615
Houston Exploration                                    3,491(b)          183,976
KCS Energy                                            10,986(b)          285,636
Parallel Petroleum                                     8,109(b)          149,611
Penn Virginia                                         22,000           1,562,000
St. Mary Land & Exploration                           82,637           3,374,069
Stone Energy                                           5,106(b)          225,328
Swift Energy                                          60,100(b)        2,251,346
Tesoro                                                 4,545             310,605
Toreador Resources                                       596(b)           18,542
W&T Offshore                                          41,000           1,652,710
World Fuel Services                                   54,600           2,208,024
                                                                     -----------
Total                                                                 24,239,452
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Schweitzer-Mauduit Intl                                8,094             194,256
PERSONAL PRODUCTS (0.8%)
Chattem                                               55,600(b)        2,093,340
NBTY                                                   9,642(b)          217,138
Parlux Fragrances                                     79,500(b,d)      2,563,875
Playtex Products                                     137,900(b)        1,443,813
                                                                     -----------
Total                                                                  6,318,166
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Alpharma Cl A                                         67,000           1,796,940
Andrx                                                 48,148(b)        1,143,034
CNS                                                    4,500              96,930
First Horizon Pharmaceutical                          66,300(b)        1,671,423
Medicis Pharmaceutical Cl A                           39,400           1,284,440
MGI PHARMA                                            62,000(b)        1,085,000
Par Pharmaceutical Companies                           4,880(b)          137,518
Perrigo                                               98,500           1,606,535
                                                                     -----------
Total                                                                  8,821,820
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
            RIVERSOURCE SMALL CAP ADVANTAGE FUND ---   2006 ANNUAL REPORT --- 17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
REAL ESTATE (0.4%)
Jones Lang LaSalle                                    42,900         $ 3,283,565
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (5.0%)
American Home Mortgage Investment                     84,515           2,637,713
Anthracite Capital                                    27,528             302,257
Anworth Mtge Asset                                    38,500             302,610
Arbor Realty Trust                                    63,000           1,700,370
Bedford Property Investors                            11,062             297,900
Boykin Lodging                                       161,000(b)        1,817,690
Commercial Net Lease Realty                          119,300           2,779,690
Corporate Office Properties Trust                     49,000           2,241,260
EastGroup Properties                                  46,700           2,215,448
Equity Inns                                          173,000           2,802,600
Equity Lifestyle Properties                           47,000           2,338,250
Gramercy Capital                                      49,000           1,221,570
Highwoods Properties                                  72,300           2,438,679
IMPAC Mtge Holdings                                   54,452(d)          524,917
Kilroy Realty                                          6,902             533,249
LaSalle Hotel Properties                              63,000           2,583,000
MFA Mtge Investments                                  76,612             486,486
Mid-America Apartment  Communities                    43,900           2,403,525
New Century Financial                                  6,970             320,759
Novastar Financial                                     4,313             144,227
Omega Healthcare Investors                           150,100           2,104,402
PS Business Parks                                     42,000           2,348,640
RAIT Investment Trust                                 12,498             352,944
Redwood Trust                                          7,609             329,622
Saxon Capital                                         22,268             232,478
Sovran Self Storage                                   53,000           2,925,600
Tanger Factory Outlet Centers                         91,900           3,162,279
Universal Health Realty  Income Trust                  8,919             325,811
                                                                     -----------
Total                                                                 41,873,976
--------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Amerco                                                 4,014(b)          397,266
Arkansas Best                                         46,764           1,829,407
Genesee & Wyoming Cl A                                55,950(b)        1,716,546
Old Dominion Freight Line                             58,050(b)        1,564,448
Werner Enterprises                                    15,903             292,138
                                                                     -----------
Total                                                                  5,799,805
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Cirrus Logic                                          90,000(b)          763,200
Conexant Systems                                     453,000(b)        1,562,850
Cymer                                                 35,400(b)        1,608,576
Cypress Semiconductor                                101,200(b)        1,715,340
Diodes                                                 3,959(b)          164,299

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
DSP Group                                             80,600(b)      $ 2,338,206
Entegris                                             145,427(b)        1,547,343
ESS Technology                                       107,398(b)          356,561
Fairchild Semiconductor Intl                          82,000(b)        1,563,740
FormFactor                                            37,000(b)        1,454,840
Hittite Microwave                                     47,000(b)        1,584,370
Integrated Device Technology                         101,000(b)        1,500,860
Mattson Technology                                   134,000(b)        1,608,000
Microsemi                                             94,900(b)        2,762,539
MKS Instruments                                      110,500(b)        2,589,015
OmniVision Technologies                              107,563(b,d)      3,248,403
ON Semiconductor                                     448,800(b)        3,258,287
PMC-Sierra                                            99,800(b)        1,226,542
PortalPlayer                                          57,700(b,d)      1,282,671
Power Integrations                                    86,000(b)        2,131,080
Rambus                                                73,952(b)        2,909,272
Silicon Image                                         90,700(b)          935,117
Silicon Laboratories                                  29,000(b)        1,593,550
Skyworks Solutions                                   151,200(b)        1,026,648
Standard Microsystems                                 16,285(b)          423,084
SunPower Cl A                                         21,100(b,d)        805,176
Trident Microsystems                                  34,083(b)          990,452
Zoran                                                 10,438(b)          228,383
                                                                     -----------
Total                                                                 43,178,404
--------------------------------------------------------------------------------

SOFTWARE (4.1%)
ANSYS                                                 73,247(b)        3,966,326
Concur Technologies                                    8,389(b)          155,448
Epicor Software                                      107,000(b)        1,437,010
FactSet Research Systems                              54,000           2,394,900
FileNet                                               66,200(b)        1,788,724
Informatica                                          127,300(b)        1,979,515
Internet Security Systems                             73,700(b)        1,767,326
Kronos                                                51,000(b)        1,906,890
Lawson Software                                      175,600(b)        1,346,852
MICROS Systems                                        69,300(b)        3,192,651
MicroStrategy Cl A                                    26,500(b)        2,790,185
Midway Games                                          14,355(b)          132,353
Nuance Communications                                 25,583(b)          302,135
Parametric Technology                                184,480(b)        3,012,558
Progress Software                                     65,600(b)        1,908,304
Quality Systems                                        6,400             211,840
TIBCO Software                                       186,000(b)        1,554,960
Transaction Systems Architects                        88,621(b)        2,765,861
Ultimate Software Group                               58,000(b)        1,499,300
                                                                     -----------
Total                                                                 34,113,138
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
18 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
SPECIALTY RETAIL (3.0%)
Blockbuster Cl A                                    21,840         $     86,705
Burlington Coat Factory  Warehouse                  11,222              510,040
Cato Cl A                                          117,837            2,811,591
Charming Shoppes                                   178,800(b)         2,658,756
Children's Place Retail Stores                      39,000(b)         2,258,100
Dress Barn                                           6,176(b)           296,139
GameStop Cl A                                       35,500(b)         1,673,470
Genesco                                             62,400(b)         2,426,736
Group 1 Automotive                                   8,581              407,941
Jos A Bank Clothiers                                40,875(b)         1,959,956
Movie Gallery                                       21,279               64,263
Pantry                                              40,960(b)         2,555,494
Payless ShoeSource                                   5,582(b)           127,772
Pier 1 Imports                                      27,080              314,399
Sonic Automotive                                    66,475            1,845,346
Steiner Leisure                                     39,000(b,c)       1,579,500
Talbots                                              7,982              214,476
Tractor Supply                                      36,000(b)         2,388,240
Zale                                                24,375(b)           683,231
                                                                   ------------
Total                                                                24,862,155
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Brown Shoe                                           8,755              459,462
Hartmarx                                           323,200(b)         2,879,712
Kellwood                                             9,193              288,568
Movado Group                                        94,000            2,169,520
Phillips-Van Heusen                                112,600            4,302,446
Russell                                             12,961              178,862
Skechers USA Cl A                                  106,000(b)         2,642,580
Steven Madden                                        4,452              158,046
Stride Rite                                         12,579              182,144
Warnaco Group                                       49,200(b)         1,180,800
Wolverine World Wide                               104,100            2,303,733
                                                                   ------------
Total                                                                16,745,873
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Anchor BanCorp Wisconsin                             5,835              176,859
CharterMac LP                                        8,200              166,460
Corus Bankshares                                    49,500(d)         2,942,279
Doral Financial                                     18,100(c)           209,055
Downey Financial                                    28,686            1,930,568
FirstFed Financial                                  39,958(b)         2,389,888
Flagstar Bancorp                                    17,619              266,047
Fremont General                                     10,294              221,939
ITLA Capital                                         1,674               80,720
Ocwen Financial                                    270,100(b,d)       2,760,422
R-G Financial Cl B                                  12,913(c)           163,479

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
THRIFTS & MORTGAGE FINANCE (CONT.)
TierOne                                             70,760         $  2,402,302
W Holding                                           41,310(c)           325,110
WSFS Financial                                      39,000            2,450,370
                                                                   ------------
Total                                                                16,485,498
--------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                           12,857              472,752
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS (1.6%)
Applied Industrial Technologies                     65,400            2,916,840
GATX                                                65,573            2,707,509
United Rentals                                      52,294(b)         1,804,143
Watsco                                              25,320            1,798,986
WESCO Intl                                          53,670(b)         3,650,097
                                                                   ------------
Total                                                                12,877,575
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Dobson Communications Cl A                          23,599(b)           189,264
Leap Wireless Intl                                  35,000(b)         1,525,650
SBA Communications Cl A                            165,319(b)         3,870,118
UbiquiTel                                          179,900(b)         1,816,990
                                                                   ------------
Total                                                                 7,402,022
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $669,032,022)                                               $821,492,015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.7%)(e)
--------------------------------------------------------------------------------

ISSUER                              EFFECTIVE     AMOUNT             VALUE(a)
                                      YIELD     PAYABLE AT
                                                 MATURITY
CHARTA LLC
   04-05-06                            4.71%    $  5,000,000(g)    $  4,996,729
Natl Australia Funding (Del)
   04-03-06                            4.61        5,000,000(g)       4,998,079
Ranger Funding LLC
   04-18-06                            4.78        5,000,000(g)       4,988,075
Thunder Bay Funding LLC
   04-03-06                            4.85        2,000,000          1,999,192
Variable Funding Capital
   04-03-06                            4.85       13,700,000         13,694,463
TOTAL SHORT-TERM SECURITIES
(Cost: $30,680,610)                                                $ 30,676,538
TOTAL INVESTMENTS IN SECURITIES
(Cost: $699,712,632)(h)                                            $852,168,553

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(A) Securities are valued by procedures described in Note 1 to the financial statements.

(B)   Non-income producing.

(C) Foreign security values are stated in U.S. dollars. At March 31, 2006, the value of foreign securities represented 0.7% of net assets.

(D) At March 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(E) Cash collateral received from security lending activity is invested in short-term securities and represents 3.5% of net assets. See Note 5 to the financial statements. 0.2% of net assets is the Fund's cash equivalent position.

(F) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(G) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $14,982,883 or 1.8% of net assets.

(H) At March 31, 2006, the cost of securities for federal income tax purposes was $700,963,652 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 163,139,424

      Unrealized depreciation                                       (11,934,523)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 151,204,901
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
20 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Small Cap Advantage Fund

MARCH 31, 2006

--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
  (identified cost $699,712,632)                                                                        $852,168,553
Cash in bank on demand deposit                                                                               704,957
Capital shares receivable                                                                                    115,910
Dividends and accrued interest receivable                                                                    465,335
Receivable for investment securities sold                                                                 12,147,945
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             865,602,700
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Capital shares payable                                                                                       233,409
Payable for investment securities purchased                                                                6,719,759
Payable upon return of securities loaned (Note 5)                                                         29,024,500
Accrued investment management services fee                                                                    17,246
Accrued distribution fee                                                                                     119,585
Accrued service fee                                                                                                2
Accrued transfer agency fee                                                                                    3,022
Accrued administrative services fee                                                                            1,770
Other accrued expenses                                                                                       166,601
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         36,285,894
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                      $829,316,806
====================================================================================================================
--------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
--------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                                $  1,166,871
Additional paid-in capital                                                                               622,588,389
Undistributed net investment income                                                                          138,903
Accumulated net realized gain (loss)                                                                      52,966,722
Unrealized appreciation (depreciation) on investments                                                    152,455,921
--------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                $829,316,806
====================================================================================================================
Net assets applicable to outstanding shares:                Class A                                     $603,322,076
                                                            Class B                                     $200,000,182
                                                            Class C                                     $ 12,052,669
                                                            Class I                                     $ 13,079,545
                                                            Class Y                                     $    862,334
Net asset value per share of outstanding capital stock:     Class A shares            83,470,357        $       7.23
                                                            Class B shares            29,548,837        $       6.77
                                                            Class C shares             1,780,485        $       6.77
                                                            Class I shares             1,769,704        $       7.39
                                                            Class Y shares               117,713        $       7.33
--------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                                        $ 27,935,705
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 21
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
RiverSource Small Cap Advantage Fund

YEAR ENDED MARCH 31, 2006

------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------
Income:
Dividends                                                              $   6,783,648
Interest                                                                     344,785
Fee income from securities lending (Note 5)                                  403,036
   Less foreign taxes withheld                                                (3,475)
------------------------------------------------------------------------------------
Total income                                                               7,527,994
------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                         5,845,601
Distribution fee
   Class A                                                                 1,491,995
   Class B                                                                 2,099,561
   Class C                                                                   119,350
Transfer agency fee                                                        1,629,400
Incremental transfer agency fee
   Class A                                                                   120,312
   Class B                                                                    78,013
   Class C                                                                     4,527
Service fee -- Class Y                                                           647
Administrative services fees and expenses                                    568,712
Compensation of board members                                                 13,612
Custodian fees                                                               159,250
Printing and postage                                                         254,830
Registration fees                                                             58,000
Audit fees                                                                    24,000
Other                                                                         35,487
------------------------------------------------------------------------------------
Total expenses                                                            12,503,297
   Earnings credits on cash balances (Note 2)                                (34,472)
------------------------------------------------------------------------------------
Total net expenses                                                        12,468,825
------------------------------------------------------------------------------------
Investment income (loss) -- net                                           (4,940,831)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                        140,673,459
   Futures contracts                                                          (9,056)
------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  140,664,403
Net change in unrealized appreciation (depreciation) on investments       32,930,053
------------------------------------------------------------------------------------
Net gain (loss) on investments                                           173,594,456
------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $ 168,653,625
====================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Small Cap Advantage Fund

YEAR ENDED MARCH 31,                                                        2006              2005
------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
Investment income (loss) net                                           $  (4,940,831)    $  (7,575,569)
Net realized gain (loss) on investments                                  140,664,403       122,726,738
Net change in unrealized appreciation (depreciation) on investments       32,930,053       (56,385,019)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          168,653,625        58,766,150
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
   Class A                                                               (98,692,047)      (15,380,410)
   Class B                                                               (35,219,995)       (6,190,565)
   Class C                                                                (2,091,746)         (320,056)
   Class I                                                                (1,713,491)          (97,524)
   Class Y                                                                  (114,870)          (12,623)
------------------------------------------------------------------------------------------------------
Total distributions                                                     (137,832,149)      (22,001,178)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
------------------------------------------------------------------------------------------------------

Proceeds from sales
   Class A shares (Note 2)                                                63,701,930       141,734,116
   Class B shares                                                         13,026,541        33,161,170
   Class C shares                                                          1,420,244         3,008,247
   Class I shares                                                          5,523,348         9,581,964
   Class Y shares                                                            162,251           488,055
Reinvestment of distributions at net asset value
   Class A shares                                                         97,418,203        15,212,581
   Class B shares                                                         34,809,235         6,117,779
   Class C shares                                                          2,048,925           314,429
   Class I shares                                                          1,711,536            97,270
   Class Y shares                                                            114,310            12,551
Payments for redemptions
   Class A shares                                                       (203,698,721)     (158,935,989)
   Class B shares (Note 2)                                               (88,123,216)      (78,547,491)
   Class C shares (Note 2)                                                (4,091,299)       (3,246,198)
   Class I shares                                                           (135,236)       (4,933,351)
   Class Y shares                                                             (1,294)          (71,637)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (76,113,243)      (36,006,504)
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (45,291,767)          758,468
Net assets at beginning of year                                          874,608,573       873,850,105
------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 829,316,806     $ 874,608,573
======================================================================================================
Undistributed net investment income                                    $     138,903     $     362,595
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 23
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Small Cap Advantage Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. (formerly AXP Strategy Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At March 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 1.58% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has


--------------------------------------------------------------------------------
24 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------
actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 25
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $4,717,139 and accumulated net realized gain has been decreased by $4,717,139.


--------------------------------------------------------------------------------
26 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MARCH 31,                                  2006              2005
--------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income .......................      $12,047,844      $         --
      Long-term capital gain ................       86,644,203        15,380,410

CLASS B
Distributions paid from:
      Ordinary income .......................        4,305,778                --
      Long-term capital gain ................       30,914,217         6,190,565

CLASS C
Distributions paid from:
      Ordinary income .......................          255,593                --
      Long-term capital gain ................        1,836,153           320,056

CLASS I
Distributions paid from:
      Ordinary income .......................          209,164                --
      Long-term capital gain ................        1,504,327            97,524

CLASS Y
Distributions paid from:
      Ordinary income .......................           14,022                --
      Long-term capital gain ................          100,848            12,623

At March 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ....................................  $ 12,222,087
Accumulated long-term gain (loss) ................................  $ 42,134,558
Unrealized appreciation (depreciation) ...........................  $151,204,901

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.79% to 0.665% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.74% to 0.615% annually as the Fund's assets increased. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 27
--------------------------------------------------------------------------------
a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $72,920 for the year ended March 31, 2006.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.06% to 0.035% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of Ameriprise Financial.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.


--------------------------------------------------------------------------------
28 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $760,627 for Class A, $224,700 for Class B and $1,669 for Class C for the year ended March 31, 2006.

Beginning April 1, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until March 31, 2007. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A, 2.06% for Class B, 2.06% for Class C. 0.94% for Class I and 1.12% for Class Y of the Fund's average daily net assets.

During the year ended March 31, 2006, the Fund's custodian and transfer agency fees were reduced by $34,472 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $904,065,447 and $1,122,034,464, respectively, for the year ended March 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                YEAR ENDED MARCH 31, 2006
                             CLASS A         CLASS B        CLASS C        CLASS I        CLASS Y
----------------------------------------------------------------------------------------------------
Sold                         8,760,726       1,907,796      207,498        757,237         22,174
Issued for reinvested
distributions               15,033,671       5,725,208      336,994        258,540         17,399
Redeemed                   (28,267,556)    (12,845,003)    (598,819)       (18,039)          (187)
----------------------------------------------------------------------------------------------------
Net increase (decrease)     (4,473,159)     (5,211,999)     (54,327)       997,738         39,386
----------------------------------------------------------------------------------------------------


                                                 YEAR ENDED MARCH 31, 2005
                             CLASS A         CLASS B        CLASS C        CLASS I        CLASS Y
----------------------------------------------------------------------------------------------------
Sold                        21,339,148       5,129,663      464,935      1,420,310         69,787
Issued for reinvested
distributions                2,104,092         885,351       45,504         13,288          1,719
Redeemed                   (23,279,909)    (12,254,405)    (494,309)      (795,061)        (9,979)
----------------------------------------------------------------------------------------------------
Net increase (decrease)        163,331      (6,239,391)      16,130        638,537         61,527
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 29
--------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At March 31, 2006, securities valued at $27,935,705 were on loan to brokers. For collateral, the Fund received $29,024,500 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $403,036 for the year ended March 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended March 31, 2006.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and


--------------------------------------------------------------------------------
30 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------
whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 31
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $ 7.07      $ 6.77      $ 4.10      $ 5.43      $ 4.79
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           (.03)       (.05)       (.03)       (.02)       (.02)
Net gains (losses) (both realized and unrealized)                      1.51         .52        2.70       (1.31)        .66
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.48         .47        2.67       (1.33)        .64
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (1.32)       (.17)         --          --          --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 7.23      $ 7.07      $ 6.77      $ 4.10      $ 5.43
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  603      $  622      $  594      $  272      $  414
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.31%       1.30%       1.36%       1.38%       1.25%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      (.40%)      (.63%)      (.58%)      (.38%)      (.31%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term  securities)              110%        101%        110%        128%        136%
----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       23.05%       6.90%      65.12%     (24.49%)     13.36%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
32 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $ 6.75      $ 6.51      $ 3.97      $ 5.31      $ 4.72
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           (.08)       (.10)       (.07)       (.05)       (.05)
Net gains (losses) (both realized and unrealized)                      1.42         .51        2.61       (1.29)        .64
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.34         .41        2.54       (1.34)        .59
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (1.32)       (.17)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 6.77      $ 6.75      $ 6.51      $ 3.97      $ 5.31
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  200      $  234      $  267      $  141      $  221
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       2.08%       2.07%       2.13%       2.14%       2.02%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (1.17%)     (1.40%)     (1.34%)     (1.15%)     (1.08%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               110%        101%        110%        128%        136%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       22.03%       6.25%      63.98%     (25.24%)     12.50%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 33
--------------------------------------------------------------------------------

CLASS C

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $ 6.75      $ 6.51      $ 3.98      $ 5.31      $ 4.72
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           (.08)       (.09)       (.06)       (.05)       (.05)
Net gains (losses) (both realized and unrealized)                      1.42         .50        2.59       (1.28)        .64
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.34         .41        2.53       (1.33)        .59
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (1.32)       (.17)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 6.77      $ 6.75      $ 6.51      $ 3.98      $ 5.31
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   12      $   12      $   12      $    5      $    5
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       2.08%       2.07%       2.13%       2.17%       2.04%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (1.16%)     (1.40%)     (1.36%)     (1.16%)     (1.10%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               110%        101%        110%        128%        136%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       22.03%       6.25%      63.57%     (25.05%)     12.50%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 34
--------------------------------------------------------------------------------

CLASS I

-------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004(b)
Net asset value, beginning of period                                 $ 7.17      $ 6.82      $ 6.92
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01        (.03)       (.01)
Net gains (losses) (both realized and unrealized)                      1.53         .55        (.09)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.54         .52        (.10)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (1.32)       (.17)         --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 7.39      $ 7.17      $ 6.82
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   13      $    6      $    1
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .85%        .84%        .96%(d)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .09%       (.19%)      (.12%)(d)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               110%        101%        110%
-------------------------------------------------------------------------------------------------------
Total return(e)                                                       23.58%       7.58%      (1.44%)(f)
-------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 35
--------------------------------------------------------------------------------

CLASS Y

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                                 $ 7.14      $ 6.82      $ 4.12      $ 5.46      $ 4.81
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           (.01)       (.03)       (.02)       (.02)       (.01)
Net gains (losses) (both realized and unrealized)                      1.52         .52        2.72       (1.32)        .66
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.51         .49        2.70       (1.34)        .65
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (1.32)       (.17)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 7.33      $ 7.14      $ 6.82      $ 4.12      $ 5.46
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    1      $    1      $   --      $   --      $   --
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.13%       1.12%       1.20%       1.16%       1.08%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      (.20%)      (.46%)      (.40%)      (.27%)      (.14%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               110%        101%        110%        128%        136%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       23.25%       7.14%      65.53%     (24.54%)     13.51%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
36 --- RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT
                 REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Small Cap Advantage Fund (a series of RiverSource Strategy Series, Inc.) as of March 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2006, and the financial highlights for each of the years in the five-year period ended March 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Cap Advantage Fund as of March 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota

May 22, 2006


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND --- 2006 ANNUAL REPORT --- 37
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Small Cap Growth Fund

MARCH 31, 2006
(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (98.1%)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
AEROSPACE & DEFENSE (2.0%)
AAR                                                   41,188(b)      $ 1,173,034
BE Aerospace                                          31,283(b)          785,829
DRS Technologies                                       5,934             325,599
HEICO                                                  4,483             142,066
LADISH                                                18,821(b)          545,244
Teledyne Technologies                                 38,897(b)        1,384,734
United Industrial                                      6,030             367,408
                                                                     -----------
Total                                                                  4,723,914
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.5%)
American Commercial Lines                              7,680(b)          362,496
Dynamex                                               28,717(b)          554,812
Hub Group Cl A                                        33,791(b)        1,540,195
Pacer Intl                                             9,830             321,244
UTI Worldwide                                         26,400(c)          834,240
                                                                     -----------
Total                                                                  3,612,987
--------------------------------------------------------------------------------

AIRLINES (0.1%)
AirTran Holdings                                      12,228(b)          221,449
AUTO COMPONENTS (0.6%)
American Axle & Mfg Holdings                           9,800             167,874
Drew Inds                                             15,547(b)          552,696
Keystone Automotive Inds                               3,872(b)          163,437
LKQ                                                   28,100(b)          584,761
                                                                     -----------
Total                                                                  1,468,768
--------------------------------------------------------------------------------

BEVERAGES (0.4%)
Hansen Natural                                         7,413(b)          934,409
--------------------------------------------------------------------------------

BIOTECHNOLOGY (3.8%)
Affymetrix                                             7,700(b)          253,561
Alexion Pharmaceuticals                               10,300(b)          364,826
Amylin Pharmaceuticals                                10,750(b)          526,213
Charles River Laboratories Intl                        6,448(b)          316,081
Cubist Pharmaceuticals                                 9,860(b)          226,484
Incyte                                                35,400(b)          213,108
Isis Pharmaceuticals                                  28,400(b)          255,884
Kendle Intl                                           34,779(b)        1,175,530
Keryx Biopharmaceuticals                              48,869(b)          933,887
Luminex                                               46,886(b)          696,726
Myogen                                                14,230(b)          515,553
Neogen                                                22,243(b)          544,954

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
BIOTECHNOLOGY (CONT.)
Neurocrine Biosciences                                20,073(b)      $ 1,295,510
Nuvelo                                                20,000(b)          356,400
Renovis                                               15,900(b)          338,988
Telik                                                 17,300(b)          334,928
United Therapeutics                                    3,370(b)          223,364
Vertex Pharmaceuticals                                13,820(b)          505,674
                                                                     -----------
Total                                                                  9,077,671

BUILDING PRODUCTS (0.7%)
Ameron Intl                                            8,555             626,482
ElkCorp                                                4,752             160,380
Lennox Intl                                            7,430             221,860
Universal Forest Products                              9,351             593,695
                                                                     -----------
Total                                                                  1,602,417
--------------------------------------------------------------------------------

CAPITAL MARKETS (2.0%)
Calamos Asset Management Cl A                         18,055             675,257
GFI Group                                              5,792(b)          300,663
Greenhill & Co                                        20,775           1,373,435
Investment Technology Group                            7,110(b)          354,078
Investors Financial Services                          24,120           1,130,504
optionsXpress Holdings                                30,695             892,611
                                                                     -----------
Total                                                                  4,726,548
--------------------------------------------------------------------------------

CHEMICALS (0.4%)
American Vanguard                                     15,938             486,906
Landec                                                67,585(b)          539,328
                                                                     -----------
Total                                                                  1,026,234
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.4%)
AmericanWest Bancorp                                  15,582(b)          412,456
Boston Private Financial Holdings                      9,240             312,220
Cascade Bancorp                                        4,702             138,944
Center Financial                                       5,696             138,014
East-West Bancorp                                     11,080             427,134
First BanCorp Puerto Rico                             14,688(c)          181,544
Heritage Commerce                                      1,887              47,175
Pacific Capital Bancorp                                5,002             169,268
UCBH Holdings                                         61,600           1,165,471
Virginia Commerce Bancorp                              2,793(b)          100,408
Wintrust Financial                                     4,060             236,170
                                                                     -----------
Total                                                                  3,328,804
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (4.5%)
American Reprographics                                22,655(b)      $   785,902
Consolidated Graphics                                  7,483(b)          390,014
CRA Intl                                              16,200(b)          798,012
Educate                                               34,220(b)          291,554
Escala Group                                          12,074(b,e)        316,218
Global Cash Access                                    15,610(b)          273,487
Heidrick & Struggles Intl                              9,950(b)          360,986
Jackson Hewitt Tax Service                            11,650             367,907
John H Harland                                         8,259             324,579
Kenexa                                                19,392(b)          596,304
Korn/Ferry Intl                                       13,700(b)          279,343
Labor Ready                                           41,400(b)          991,529
Layne Christensen                                     17,515(b)          587,103
Multi-Color                                           12,816             385,121
Navigant Consulting                                   10,890(b)          232,502
PHH                                                   12,533(b)          334,631
Portfolio Recovery Associates                         20,682(b)          968,538
Providence Service                                    14,458(b)          470,174
Schawk                                                16,814             437,332
Spherion                                              20,030(b)          208,312
TEAM                                                   3,500(b)          116,410
Vertrue                                                3,892(b)          162,686
VistaPrint                                            13,050(b)          389,543
Waste Connections                                     12,470(b)          496,431
                                                                     -----------
Total                                                                 10,564,618
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.8%)
Avocent                                               25,018(b)          794,071
F5 Networks                                            9,510(b)          689,380
Finisar                                               46,540(b)          230,373
Foundry Networks                                      61,440(b)        1,115,750
InterDigital Communications                            8,771(b)          215,065
NICE Systems ADR                                      16,900(b,c)        861,224
Powerwave Technologies                                24,880(b)          335,631
Redback Networks                                      24,930(b)          540,732
SiRF Technology Holdings                              18,919(b)          669,922
Stratex Networks                                     182,862(b)        1,124,602
                                                                     -----------
Total                                                                  6,576,750
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
Electronics for Imaging                                7,920(b)          221,522
Emulex                                                 7,228(b)          123,527
Komag                                                 13,870(b)          660,212
Neoware                                               71,804(b)        2,126,834
Presstek                                              30,912(b)          367,853
Rackable Systems                                      14,930(b)          789,051
Rimage                                                12,816(b)          289,385
Synaptics                                             12,400(b)          272,676
Western Digital                                       19,283(b)          374,669
                                                                     -----------
Total                                                                  5,225,729
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
CONSTRUCTION & ENGINEERING (0.8%)
Comfort Systems USA                                   48,502         $   654,777
EMCOR Group                                           12,300(b)          610,818
Granite Construction                                   6,880             334,918
Washington Group Intl                                  4,750             272,603
                                                                     -----------
Total                                                                  1,873,116
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Eagle Materials                                       24,982(e)        1,592,852
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Asta Funding                                           6,636             220,713
MoneyGram Intl                                         9,400             288,769
Nelnet Cl A                                            2,579(b)          107,415
World Acceptance                                       3,206(b)           87,844
                                                                     -----------
Total                                                                    704,741
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Crown Holdings                                        28,304(b)          502,113
Silgan Holdings                                       29,263           1,175,495
                                                                     -----------
Total                                                                  1,677,608
--------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Material Holding                             12,178             434,024
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
Intl Securities Exchange                              16,459             685,517
iShares Russell 2000 Index Fund                       22,000           1,669,801
NASDAQ Stock Market                                    6,460(b)          258,658
                                                                     -----------
Total                                                                  2,613,976
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Time Warner Telecom Cl A                              20,450(b)          367,078
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.7%)
Acuity Brands                                          8,510             340,400
Baldor Electric                                          452              15,309
BTU Intl                                              47,338(b)          777,763
Color Kinetics                                        25,642(b)          543,098
Energy Conversion Devices                             14,640(b)          719,995
Genlyte Group                                         12,100(b)          824,494
Lamson & Sessions                                     16,620(b)          462,535
Ormat Technologies                                     7,280             277,368
                                                                     -----------
Total                                                                  3,960,962
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Benchmark Electronics                                 29,100(b)        1,115,984
Brightpoint                                           16,285(b)          505,812
Cognex                                                29,000             859,560
Daktronics                                             7,991             291,672
Global Imaging Systems                                 5,518(b)          209,574
Itron                                                  6,050(b)          362,093
Littelfuse                                             2,642(b)           90,171

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
LoJack                                                 4,396(b)      $   105,416
Measurement Specialties                               15,399(b)          402,684
Merix                                                 55,260(b)          679,698
Metrologic Instruments                                 7,602(b)          175,834
Multi-Fineline Electronix                             11,210(b)          655,673
Planar Systems                                        31,568(b)          534,131
RadiSys                                               21,600(b)          428,760
Rogers                                                 8,656(b)          471,579
ScanSource                                             5,327(b)          321,804
Sirenza Microdevices                                  58,049(b)          548,563
TTM Technologies                                      10,396(b)          150,638
                                                                     -----------
Total                                                                  7,909,646
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (6.0%)
BASiC Energy Services                                 10,020(b)          298,596
CARBO Ceramics                                         5,501             313,062
Dresser-Rand Group                                    19,900(b)          494,515
Dril-Quip                                              4,110(b)          291,194
Grey Wolf                                             12,282(b)           91,378
Helix Energy Solutions Group                          37,960(b)        1,438,683
Hornbeck Offshore Services                             9,710(b)          350,240
Lone Star Technologies                                 7,138(b)          395,517
Lufkin Inds                                            2,527             140,097
Maverick Tube                                         12,757(b)          675,993
Newpark Resources                                     95,235(b)          780,927
Oceaneering Intl                                      11,495(b)          658,664
Oil States Intl                                       33,434(b)        1,232,042
Patterson-UTI Energy                                  26,100             834,156
Superior Energy Services                              21,992(b)          589,166
TETRA Technologies                                    58,849(b)        2,768,256
TODCO Cl A                                            18,875             743,864
Unit                                                  24,469(b)        1,364,146
Veritas DGC                                            6,953(b)          315,597
W-H Energy Services                                   10,377(b)          461,673
                                                                     -----------
Total                                                                 14,237,766
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Longs Drug Stores                                     13,948             645,513
United Natural Foods                                  13,688(b)          478,669
Wild Oats Markets                                     55,218(b)        1,122,583
                                                                     -----------
Total                                                                  2,246,765
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Hain Celestial Group                                   8,390(b)          219,734
--------------------------------------------------------------------------------

GAS UTILITIES (--%)
Southern Union                                            --                  13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (5.8%)
Abaxis                                                 7,527(b)      $   170,712
ArthroCare                                            21,600(b)        1,032,911
Aspect Medical Systems                                36,556(b)        1,003,097
BIOLASE Technology                                    55,460             529,643
Candela                                                9,280(b)          200,448
DexCom                                                 9,200(b)          186,484
DJ Orthopedics                                         7,752(b)          308,220
ev3                                                    8,450(b)          149,650
Greatbatch                                            18,804(b)          411,996
Haemonetics                                           11,789(b)          598,528
Illumina                                              54,114(b)        1,285,207
Immucor                                               19,500(b)          559,455
Intermagnetics General                                22,433(b)          561,947
Intuitive Surgical                                     5,570(b)          657,260
Kyphon                                                37,710(b)        1,402,811
Meridian Bioscience                                   20,772             560,429
Molecular Devices                                      2,571(b)           85,254
Natus Medical                                         25,498(b)          522,709
Nektar Therapeutics                                   15,380(b)          313,444
NeuroMetrix                                            5,535(b)          215,533
PolyMedica                                             5,680             240,605
ResMed                                                 9,900(b)          435,402
Somanetics                                            22,882(b)          505,235
SonoSite                                              10,300(b)          418,592
Stereotaxis                                           29,464(b)          371,541
Viasys Healthcare                                     34,200(b)        1,028,735
                                                                     -----------
Total                                                                 13,755,848
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.7%)
Advisory Board                                         3,019(b)          168,370
AMICAS                                               111,096(b)          524,373
Apria Healthcare Group                                12,949(b)          297,568
Chemed                                                 8,050             477,687
Computer Programs & Systems                            2,090             104,500
Eclipsys                                              14,469(b)          341,613
HealthSpring                                          11,200(b)          208,432
Healthways                                             9,000(b)          458,460
Merge Technologies                                    15,800(b)          252,326
Molina Healthcare                                      6,290(b)          210,526
NightHawk Radiology Holdings                           1,900(b)           45,391
Omnicell                                              46,620(b)          531,002
PAREXEL Intl                                           9,226(b)          243,935
Pediatrix Medical Group                               18,700(b)        1,919,368
PSS World Medical                                     26,070(b)          502,890
Psychiatric Solutions                                 64,480(b)        2,136,223
Sierra Health Services                                14,510(b)          590,557
Sunrise Senior Living                                 15,270(b)          595,072
TriZetto Group                                        14,770(b)          259,804
United Surgical Partners Intl                         25,050(b)          887,021

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
VCA Antech                                            63,670(b)      $ 1,813,322
Vital Images                                          18,479(b)          629,764
WellCare Health Plans                                  8,580(b)          389,875
                                                                     -----------
Total                                                                 13,588,079
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.6%)
California Pizza Kitchen                              28,100(b)          911,845
Chipotle Mexican Grill Cl A                            1,900(b)          105,241
CKE Restaurants                                       58,400           1,016,160
Cosi                                                  41,566(b)          456,810
Domino's Pizza                                        26,496             756,461
Isle of Capri Casinos                                 11,194(b)          372,536
McCormick & Schmick's  Seafood Restaurants            11,570(b)          294,688
Monarch Casino & Resort                                7,746(b)          219,909
Orient-Express Hotels Cl A                            27,200(c)        1,067,056
Panera Bread Cl A                                      5,900(b)          443,562
Ruby Tuesday                                          14,070             451,366
WMS Inds                                               2,797(b)           84,190
                                                                     -----------
Total                                                                  6,179,824
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
crocs                                                  8,440(b)          212,266
Ethan Allen Interiors                                 11,764             494,323
Hovnanian Enterprises Cl A                            13,300(b)          584,269
Lifetime Brands                                       18,536             522,530
Technical Olympic USA                                 30,400             618,641
Yankee Candle Company                                  4,285             117,280
                                                                     -----------
Total                                                                  2,549,309
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet                                  20,670(b)        1,098,404
INDUSTRIAL CONGLOMERATES (0.2%)
Raven Inds                                             5,885             230,162
Tredegar                                              14,188             225,731
                                                                     -----------
Total                                                                    455,893
--------------------------------------------------------------------------------

INSURANCE (0.5%)
Argonaut Group                                        25,815(b)          917,723
Covanta Holding                                       13,550(b)          225,879
                                                                     -----------
Total                                                                  1,143,602
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.1%)
Coldwater Creek                                       23,721(b)          659,444
NutriSystem                                            9,490(b)          450,965
PetMed Express                                         9,362(b)          166,363
Priceline.com                                         18,227(b)          452,759
Stamps.com                                            27,504(b)          969,790
                                                                     -----------
Total                                                                  2,699,321
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
INTERNET SOFTWARE & SERVICES (4.0%)
24/7 Real Media                                       28,400(b)      $   297,064
aQuantive                                             17,820(b)          419,483
Bankrate                                               7,302(b)          318,075
CNET Networks                                         15,070(b)          214,145
Corillian                                            140,292(b)          545,736
CyberSource                                           49,500(b)          552,420
Digital Insight                                       10,040(b)          365,456
Digital River                                          8,292(b)          361,614
Digitas                                               50,412(b)          725,933
eCollege.com                                           5,802(b)          109,310
Homestore                                             40,070(b)          262,859
LivePerson                                            78,707(b)          569,839
NIC                                                   71,178(b)          436,321
Online Resources                                      31,950(b)          415,350
Openwave Systems                                      29,150(b)          629,057
Perficient                                            51,901(b)          602,571
SkillSoft ADR                                         85,528(b,c)        448,167
United Online                                         21,918             281,865
Websense                                              51,402(b)        1,417,666
WebSideStory                                          29,087(b)          500,006
                                                                     -----------
Total                                                                  9,472,937
--------------------------------------------------------------------------------

IT SERVICES (2.6%)
Acxiom                                                41,054           1,060,835
Answerthink                                           71,679(b)          460,896
CACI Intl Cl A                                        15,700(b)        1,032,275
Cognizant Technology  Solutions Cl A                  20,800(b)        1,237,392
eFunds                                                23,053(b)          595,690
Euronet Worldwide                                      7,930(b)          299,992
Heartland Payment Systems                              9,010(b)          223,178
MPS Group                                             21,400(b)          327,420
TALX                                                   6,386             181,873
VeriFone Holdings                                     25,555(b)          774,061
Total                                                                  6,193,612
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Nautilus                                              26,800(e)          400,660
RC2                                                    4,415(b)          175,761
                                                                     -----------
Total                                                                    576,421
--------------------------------------------------------------------------------

MACHINERY (4.7%)
Actuant Cl A                                           4,110             251,614
American Science & Engineering                         1,277(b)          119,272
Bucyrus Intl Cl A                                     46,728           2,251,822
Columbus McKinnon                                     22,323(b)          601,158
ESCO Technologies                                     20,400(b)        1,033,260
FreightCar America                                     6,231             396,292
Gardner Denver                                         4,220(b)          275,144
Greenbrier Companies                                   6,370             255,119

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
MACHINERY (CONT.)
JLG Inds                                              43,434         $ 1,337,333
Kaydon                                                10,937             441,417
Manitowoc                                             19,608           1,787,269
Middleby                                              11,987(b)        1,003,552
Nordson                                               14,312             713,596
Portec Rail Products                                  30,262             475,416
Wabtec                                                 8,030             261,778
                                                                     -----------
Total                                                                 11,204,042
--------------------------------------------------------------------------------

MARINE (0.4%)
Kirby                                                 14,983(b)        1,020,492
--------------------------------------------------------------------------------

METALS & MINING (1.8%)
Aleris Intl                                            7,970(b)          383,118
Cleveland-Cliffs                                       2,550             222,156
Foundation Coal Holdings                               7,310             300,733
NovaGold Resources                                    23,360(b,c)        357,408
Quanex                                                10,674             711,209
Reliance Steel & Aluminum                             10,067             945,493
Steel Dynamics                                        15,200             862,296
Titanium Metals                                        9,380(b)          455,399
                                                                     -----------
Total                                                                  4,237,812
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Conn's                                                 6,931(b)          236,763
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Crosstex Energy                                        3,190             247,066
EXCO Resources                                        25,100(b)          314,503
Frontier Oil                                          23,558           1,398,167
Holly                                                  3,917             290,328
KCS Energy                                            43,800(b)        1,138,800
Parallel Petroleum                                    24,498(b)          451,988
Quicksilver Resources                                 20,850(b)          806,061
St. Mary Land & Exploration                            7,820             319,291
W&T Offshore                                           7,716             311,032
Warren Resources                                      19,820(b)          295,318
                                                                     -----------
Total                                                                  5,572,554
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Glatfelter                                            26,236             480,906
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Parlux Fragrances                                      4,008(b)          129,258
Revlon Cl A                                          113,001(b)          357,083
                                                                     -----------
Total                                                                    486,341
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
PHARMACEUTICALS (1.0%)
Adams Respiratory Therapeutics                         7,420(b)      $   295,093
Allergan                                                  --(b)               53
First Horizon Pharmaceutical                          31,700(b)          799,157
Medicis Pharmaceutical Cl A                           10,760             350,776
New River Pharmaceuticals                             13,090(b)          434,719
Penwest Pharmaceuticals                               22,100(b)          479,349
                                                                     -----------
Total                                                                  2,359,147
--------------------------------------------------------------------------------

REAL ESTATE (0.1%)
Jones Lang LaSalle                                     4,560             349,022
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (1.0%)
BioMed Realty Trust                                   16,000             474,240
Highland Hospitality                                  16,320             207,427
Kilroy Realty                                          4,120             318,311
Mills                                                  1,800              50,400
Sunstone Hotel Investors                              14,510             420,355
Ventas                                                29,600             982,129
                                                                     -----------
Total                                                                  2,452,862
--------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Amerco                                                 8,004(b)          792,156
Arkansas Best                                         13,262             518,809
Genesee & Wyoming Cl A                                22,659(b)          695,178
Landstar System                                       26,900           1,186,828
Old Dominion Freight Line                             16,864(b)          454,485
                                                                     -----------
Total                                                                  3,647,456
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.6%)
Amkor Technology                                      76,454(b)          660,563
ANADIGICS                                            105,017(b,e)        829,633
Atheros Communications                                25,314(b)          662,974
Cree                                                   8,100(b)          265,761
Cymer                                                 16,364(b)          743,579
EMCORE                                                37,250(b)          380,695
Exar                                                  25,370(b)          362,284
FormFactor                                             4,981(b)          195,853
Ikanos Communications                                  4,800(b)           94,608
Integrated Device Technology                          24,940(b)          370,608
Intevac                                               40,424(b)        1,163,402
Micrel                                                31,435(b)          465,867
Microsemi                                             62,650(b)        1,823,741
NetLogic Microsystems                                  9,031(b)          372,168
Nextest Systems                                       10,600(b)          171,826
OmniVision Technologies                               13,618(b)          411,264
ON Semiconductor                                      35,450(b)          257,367

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
16 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------

ISSUER                                                SHARES           VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
PDF Solutions                                        7,500(b)      $    141,900
Photronics                                          25,100(b)           470,876
PMC-Sierra                                          45,910(b)           564,234
PortalPlayer                                         3,603(b)            80,095
Power Integrations                                  19,800(b)           490,644
Rudolph Technologies                                36,297(b)           618,864
Semtech                                             26,447(b)           473,137
Silicon Image                                       53,500(b)           551,585
Silicon Laboratories                                25,749(b)         1,414,907
Standard Microsystems                               15,400(b)           400,092
Trident Microsystems                                21,810(b)           633,799
Varian Semiconductor Equipment Associates           12,175(b)           341,874
                                                                   ------------
Total                                                                15,414,200
-------------------------------------------------------------------------------

SOFTWARE (4.9%)
Ansoft                                               4,693(b)           195,651
ANSYS                                               16,698(b)           904,196
Aspen Technology                                     9,538(b)           120,656
Blackboard                                          22,911(b)           650,902
Bottomline Technologies                             28,631(b)           393,104
Concur Technologies                                 41,201(b)           763,455
FactSet Research Systems                            13,750              609,813
Fair Isaac                                          12,900              511,098
Informatica                                         38,545(b)           599,375
MICROS Systems                                      18,368(b)           846,213
Nuance Communications                               69,700(b)           823,157
Progress Software                                   30,400(b)           884,335
Radiant Systems                                     66,305(b)           896,443
RSA Security                                        30,100(b)           539,994
Secure Computing                                    70,988(b)           819,202
THQ                                                 13,250(b)           343,043
Ultimate Software Group                             24,365(b)           629,835
Verint Systems                                      19,500(b)           689,715
Witness Systems                                     16,710(b)           424,434
                                                                   ------------
Total                                                                11,644,621
-------------------------------------------------------------------------------

SPECIALTY RETAIL (6.2%)
Aaron Rents                                          2,190               59,502
Aeropostale                                         53,492(b)         1,613,318
Bakers Footwear Group                               19,751(b)           426,622
Build-A-Bear Workshop                                9,560(b)           293,014
Cabela's                                            28,182(b,e)         578,295
Children's Place Retail Stores                      30,670(b)         1,775,792
Christopher & Banks                                 22,968              533,087
Citi Trends                                          6,780(b)           269,573

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(a)
SPECIALTY RETAIL (CONT.)
Dress Barn                                          29,513(b)      $  1,415,148
DSW Cl A                                             8,100(b)           253,692
Finish Line Cl A                                     4,928               81,066
GameStop Cl A                                       13,280(b)           626,019
Genesco                                             21,570(b)           838,857
GUESS?                                              41,900(b)         1,638,708
Guitar Center                                       12,900(b)           615,330
Gymboree                                            21,200(b)           552,048
Hibbett Sporting Goods                              10,390(b)           342,766
Jos A Bank Clothiers                                 9,606(b)           460,608
PETCO Animal Supplies                               23,700(b)           558,609
Select Comfort                                      17,530(b)           693,312
Tractor Supply                                       6,240(b)           413,962
Zumiez                                               6,788(b)           414,747
                                                                   ------------
Total                                                                14,454,075
-------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Carter's                                            10,052(b)           678,409
Deckers Outdoor                                      4,693(b)           190,254
Oxford Inds                                         10,271              525,156
Phillips-Van Heusen                                 28,500            1,088,986
                                                                   ------------
Total                                                                 2,482,805
-------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Accredited Home Lenders Holding                      6,486(b)           331,953
BankUnited Financial Cl A                           15,900              429,936
Harbor Florida Bancshares                            7,400              280,238
                                                                   ------------
Total                                                                 1,042,127
-------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.1%)
Beacon Roofing Supply                               10,200(b)           414,528
MSC Industrial Direct Cl A                          16,143              872,045
Rush Enterprises Cl A                                4,093(b)            71,955
Watsco                                              18,159            1,290,197
WESCO Intl                                          34,935(b)         2,375,929
                                                                   ------------
Total                                                                 5,024,654
-------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
@Road                                               78,673(b)           398,872
NeuStar Cl A                                        13,500(b)           418,500
SBA Communications Cl A                             24,110(b)           564,415
                                                                   ------------
Total                                                                 1,381,787
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $181,540,718)                                               $232,133,495
-------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.0%)(f)
--------------------------------------------------------------------------------

ISSUER                             EFFECTIVE       AMOUNT         VALUE(A)
                                     YIELD       PAYABLE AT
                                                  MATURITY
COMMERCIAL PAPER
Alpine Securitization
  04-03-06                           4.84%      $  3,100,000(d) $  3,098,750
----------------------------------------------------------------------------

Chesham Finance LLC
  04-03-06                           4.86          4,000,000       3,998,380
TOTAL SHORT-TERM SECURITIES
(Cost: $7,098,086)                                              $  7,097,130
----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $188,638,804)(g)                                         $239,230,625
============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(A) Securities are valued by procedures described in Note 1 to the financial statements.

(B)   Non-income producing.

(C) Foreign security values are stated in U.S. dollars. At March 31, 2006, the value of foreign securities represented 1.6% of net assets.

(D) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $3,098,750 or 1.3% of net assets.

(E) At March 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(F) Cash collateral received from security lending activity is invested in short-term securities and represents 1.3% of net assets. See Note 5 to the financial statements. 1.7% of net assets is the Fund's cash equivalent position.

(G) At March 31, 2006, the cost of securities for federal income tax purposes was $189,393,667 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $ 52,398,399
      Unrealized depreciation                                  (2,561,441)
      -------------------------------------------------------------------
      Net unrealized appreciation                            $ 49,836,958
      -------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
18 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Small Cap Growth Fund

MARCH 31, 2006

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
   (identified cost $188,638,804)                                                              $239,230,625
Cash in bank on demand deposit                                                                      188,411
Capital shares receivable                                                                           116,184
Dividends and accrued interest receivable                                                            34,123
Receivable for investment securities sold                                                         3,819,889
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                    243,389,232
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Capital shares payable                                                                               42,276
Payable for investment securities purchased                                                       3,370,767
Payable upon return of securities loaned (Note 5)                                                 3,066,000
Accrued investment management services fee                                                            5,936
Accrued distribution fee                                                                             31,773
Accrued service fee                                                                                       1
Accrued transfer agency fee                                                                           1,221
Accrued administrative services fee                                                                     516
Other accrued expenses                                                                              123,394
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 6,641,884
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                             $236,747,348
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
REPRESENTED BY
-----------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                       $    441,095
Additional paid-in capital                                                                      177,788,373
Undistributed net investment income                                                                  16,535
Accumulated net realized gain (loss)                                                              7,909,524
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                            50,591,821
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                       $236,747,348
===========================================================================================================
Net assets applicable to outstanding shares:              Class A                              $148,638,914
                                                          Class B                              $ 63,046,718
                                                          Class C                              $  6,026,458
                                                          Class I                              $ 18,742,088
                                                          Class Y                              $    293,170
Net asset value per share of outstanding capital stock:   Class A shares        27,402,154     $       5.42
                                                          Class B shares        12,094,723     $       5.21
                                                          Class C shares         1,155,756     $       5.21
                                                          Class I shares         3,403,180     $       5.51
                                                          Class Y shares            53,658     $       5.46
-----------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                               $  2,968,700
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 19
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource Small Cap Growth Fund

YEAR ENDED MARCH 31, 2006

----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income:
Dividends                                                                              $    734,204
Interest                                                                                    162,051
Fee income from securities lending (Note 5)                                                 148,877
   Less foreign taxes withheld                                                                 (910)
----------------------------------------------------------------------------------------------------
Total income                                                                              1,044,222
----------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                        1,878,991
Distribution fee
   Class A                                                                                  350,381
   Class B                                                                                  628,494
   Class C                                                                                   59,731
Transfer agency fee                                                                         639,192
Incremental transfer agency fee
   Class A                                                                                   42,677
   Class B                                                                                   32,480
   Class C                                                                                    2,789
Service fee -- Class Y                                                                          141
Administrative services fees and expenses                                                   180,537
Compensation of board members                                                                10,278
Custodian fees                                                                              217,231
Printing and postage                                                                        141,330
Registration fees                                                                            52,120
Audit fees                                                                                   21,000
Other                                                                                        12,902
----------------------------------------------------------------------------------------------------
Total expenses                                                                            4,270,274
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)        (102,173)
----------------------------------------------------------------------------------------------------
                                                                                          4,168,101
   Earnings credits on cash balances (Note 2)                                                (9,353)
----------------------------------------------------------------------------------------------------
Total net expenses                                                                        4,158,748
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                          (3,114,526)
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on security transactions (Note 3)                               32,056,222
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                    28,372,367
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                    60,428,589
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        $ 57,314,063
====================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Small Cap Growth Fund

YEAR ENDED MARCH 31,                                                          2006              2005
---------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          $  (3,114,526)    $  (4,238,493)
Net realized gain (loss) on investments                                     32,056,222        11,065,440
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       28,372,367       (22,185,064)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             57,314,063       (15,358,117)
---------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                 (737,692)               --
      Class B                                                                 (337,351)               --
      Class C                                                                  (31,835)               --
      Class I                                                                  (60,283)               --
      Class Y                                                                     (807)               --
---------------------------------------------------------------------------------------------------------
Total distributions                                                         (1,167,968)               --
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
---------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                  20,425,875        29,433,635
   Class B shares                                                            5,267,866         8,905,760
   Class C shares                                                              597,334           884,196
   Class I shares                                                            9,795,779         8,398,406
   Class Y shares                                                              266,640            89,969
Reinvestment of distributions at net asset value
   Class A shares                                                              729,473                --
   Class B shares                                                              332,083                --
   Class C shares                                                               31,295                --
   Class I shares                                                               60,225                --
   Class Y shares                                                                  796                --
Payments for redemptions
   Class A shares                                                          (61,818,156)      (75,008,111)
   Class B shares (Note 2)                                                 (28,719,971)      (34,103,332)
   Class C shares (Note 2)                                                  (2,557,108)       (2,750,952)
   Class I shares                                                              (20,959)       (3,478,706)
   Class Y shares                                                             (131,037)         (108,436)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (55,739,865)      (67,737,571)
---------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        406,230       (83,095,688)
Net assets at beginning of year                                            236,341,118       319,436,806
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $ 236,747,348     $ 236,341,118
=========================================================================================================
Undistributed net investment income                                      $      16,535     $      30,636
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 21
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Small Cap Growth Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. (formerly AXP Strategy Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

The Fund offers Class A, Class B, Class C, and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At March 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 7.92% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
22 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 23
--------------------------------------------------------------------------------

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
24 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $3,100,425 and accumulated net realized gain has been decreased by $3,100,425.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MARCH 31,                                          2006          2005
--------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income ..........................          $     --           $--
      Long-term capital gain ...................           737,692            --
CLASS B
Distributions paid from:
      Ordinary income ..........................                --            --
      Long-term capital gain ...................           337,351            --
CLASS C
Distributions paid from:
      Ordinary income ..........................                --            --
      Long-term capital gain ...................            31,835            --
CLASS I
Distributions paid from:
      Ordinary income ..........................                --            --
      Long-term capital gain ...................            60,283            --
CLASS Y
Distributions paid from:
      Ordinary income ..........................                --            --
      Long-term capital gain ...................               807            --

At March 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income .............................          $ 3,430,732
Accumulated long-term gain (loss) .........................          $ 5,250,190
Unrealized appreciation (depreciation) ....................          $49,836,958


--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 25
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.92% to 0.795% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $142,912 for the year ended March 31, 2006.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.08% to 0.055% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

The Investment Manager has Subadvisory Agreements with Turner Investment Partners, Inc., UBS Global Asset Management (Americas) Inc., Essex Investment Management Company, LLC (Essex) and MDT Advisers (MDTA). Effective Sept. 26, 2005, Essex and MDTA replaced RS Investment Management, L.P. and Bjurman, Barry & Associates as subadvisers to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.


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26 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $266,984 for Class A, $133,620 for Class B and $778 for Class C for the year ended March 31, 2006.

For the year ended March. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.68% for Class A, 2.45% for Class B, 2.45% for Class C, 1.13% for Class I and 1.48% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $53,359, $26,545, $2,392 and $37, respectively, and the management fees waived at the Fund level were $19,840. Under this agreement, which was effective until Sept. 30, 2005, net expenses would not exceed 1.70% for Class A, 2.46% for Class B, 2.46% for Class C, 1.20% for Class I and 1.52% for Class Y of the Fund's average daily net assets. Beginning Oct. 1, 2005, a new agreement to waive certain fees and expenses was effective until March 31, 2006, such that net expenses, before giving effect to any performance incentive adjustment, would not exceed 1.70% for Class A, 2.46% for Class B, 2.46% for Class C, 1.20% for Class I and 1.52% for Class Y of the Fund's average daily net assets. Beginning April 1, 2006, a new agreement to waive certain fees and expenses is effective until March 31, 2007, such that net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.61% for Class A, 2.38% for Class B, 2.38% for Class C, 1.26% for Class I and 1.44% for Class Y of the Fund's average daily net assets.

During the year ended March 31, 2006, the Fund's custodian and transfer agency fees were reduced by $9,353 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 27
--------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $330,764,450 and $391,828,973, respectively, for the year ended March 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                            YEAR ENDED MARCH 31, 2006
                                        Class A        CLASS B        CLASS C        CLASS I        CLASS Y
---------------------------------------------------------------------------------------------------------------
Sold                                    4,396,220      1,186,833        134,922      2,094,355         54,480
Issued for reinvested distributions       153,251         72,507          6,833         12,495            166
Redeemed                              (13,743,148)    (6,577,532)      (581,041)        (4,278)       (28,289)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (9,193,677)    (5,318,192)      (439,286)     2,102,572         26,357
---------------------------------------------------------------------------------------------------------------


                                                            YEAR ENDED MARCH 31, 2005
                                        CLASS A        CLASS B        CLASS C        CLASS I        CLASS Y
---------------------------------------------------------------------------------------------------------------
Sold                                    7,176,299      2,203,707        218,632      1,995,529         21,458
Issued for reinvested distributions            --             --             --             --             --
---------------------------------------------------------------------------------------------------------------
Redeemed                              (18,023,652)    (8,518,042)      (681,797)      (891,988)       (25,020)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (10,847,353)    (6,314,335)      (463,165)     1,103,541         (3,562)
---------------------------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At March 31, 2006, securities valued at $2,968,700 were on loan to brokers. For collateral, the Fund received $3,066,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $148,877 for the year ended March 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended March 31, 2006.


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28 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
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7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

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                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 29
--------------------------------------------------------------------------------

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006         2005      2004      2003         2002
Net asset value, beginning of period                                $4.19        $4.38     $2.80     $4.43        $4.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         (.06)        (.06)     (.04)     (.04)        (.03)
Net gains (losses) (both realized and unrealized)                    1.32         (.13)     1.62     (1.59)         .33
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.26         (.19)     1.58     (1.63)         .30
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                    (.03)          --        --        --           --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.42        $4.19     $4.38     $2.80        $4.43
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $ 149        $ 153     $ 208     $ 118        $ 152
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.68%(c)     1.63%     1.64%     1.55%(c)     1.53%(c)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets   (1.20%)      (1.29%)   (1.18%)   (1.23%)      (1.02%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             152%         153%      224%      175%         153%
----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                     30.06%       (4.34%)   56.43%    (36.79%)      7.29%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.73%, 1.79% and 1.89% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.


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30 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006         2005      2004      2003         2002
Net asset value, beginning of period                                $4.06        $4.28     $2.76     $4.39        $4.12
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         (.09)        (.10)     (.07)     (.06)        (.04)
Net gains (losses) (both realized and unrealized)                    1.27         (.12)     1.59     (1.57)         .31
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.18         (.22)     1.52     (1.63)         .27
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                    (.03)          --        --        --           --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.21        $4.06     $4.28     $2.76        $4.39
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  63        $  71     $ 102     $  58        $  71
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     2.45%(c)     2.40%     2.40%     2.31%(c)     2.31%(c)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets   (1.97%)      (2.06%)   (1.94%)   (1.99%)      (1.81%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             152%         153%      224%      175%         153%
----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                     29.05%       (5.14%)   55.07%    (37.13%)      6.55%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.50%, 2.55% and 2.65% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 31
--------------------------------------------------------------------------------

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006         2005      2004      2003         2002
Net asset value, beginning of period                                $4.06        $4.28     $2.76     $4.39        $4.12
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         (.09)        (.10)     (.07)     (.06)        (.04)
Net gains (losses) (both realized and unrealized)                    1.27         (.12)     1.59     (1.57)         .31
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.18         (.22)     1.52     (1.63)         .27
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                    (.03)          --        --        --           --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.21        $4.06     $4.28     $2.76        $4.39
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   6        $   6     $   9     $   5        $   5
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     2.45%(c)     2.40%     2.40%     2.31%(c)     2.31%(c)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets   (1.96%)      (2.06%)   (1.94%)   (1.99%)      (1.81%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             152%         153%      224%      175%         153%
----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                     29.05%       (5.14%)   55.07%    (37.13%)      6.55%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.50%, 2.55% and 2.65% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.


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32 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
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CLASS I

-------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006         2005      2004(b)
Net asset value, beginning of period                                $4.23        $4.40     $4.52
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         (.03)        (.05)     (.03)
Net gains (losses) (both realized and unrealized)                    1.34         (.12)     (.09)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.31         (.17)     (.12)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                    (.03)          --        --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.51        $4.23     $4.40
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  19        $   6     $   1
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                     1.13%(d)     1.07%    1.18%(d),(e)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    (.69%)       (.72%)    (.49%)(e)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             152%         153%      224%
-------------------------------------------------------------------------------------------------------
Total return(f)                                                     30.96%       (3.86%)   (2.65%)(g)
-------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) -The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.15% and 1.56% for the periods ended March 31, 2006 and 2004, respectively.

(e)   Adjusted to an annual basis

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 33
--------------------------------------------------------------------------------

CLASS Y

---------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                                        2006         2005      2004      2003         2002
Net asset value, beginning of period                                $4.22        $4.40     $2.81     $4.43        $4.13
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         (.05)        (.05)     (.04)     (.03)        (.02)
Net gains (losses) (both realized and unrealized)                    1.32         (.13)     1.63     (1.59)         .32
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.27         (.18)     1.59     (1.62)         .30
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                    (.03)          --        --        --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.46        $4.22     $4.40     $2.81        $4.43
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  --        $  --     $  --     $  --        $  --
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.48%(c)     1.44%     1.45%     1.37%(c)     1.35%(c)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets   (1.03%)      (1.11%)    (.97%)   (1.06%)       (.98%)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             152%         153%      224%      175%         153%
---------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                     30.08%       (4.09%)   56.58%    (36.57%)      7.32%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.53%, 1.61% and 1.71% for the years ended March 31, 2006, 2003 and 2002, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
34 --- RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT
                                    REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Small Cap Growth Fund (a series of RiverSource Strategy Series, Inc.) as of March 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2006, and the financial highlights for each of the years in the five-year period ended March 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Cap Growth Fund as of March 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota

May 22, 2006

--------------------------------------------------------------------------------
                 RIVERSOURCE SMALL CAP GROWTH FUND --- 2006 ANNUAL REPORT --- 35
--------------------------------------------------------------------------------

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 2-89288 are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-89288 is incorporated by reference.

(a)(3) Articles of Amendment, dated November 14, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-89288, is incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, is filed electronically herewith as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(b) By-laws of AXP Strategy Series, Inc. as amended January 11, 2001, filed as Exhibit (b) to Registrant's Post-Effective Amendment No. 42 to Registration Statement No. 2-89288, are incorporated by reference.

(c) Stock Certificate filed as Exhibit 4 to Post-Effective Amendment No. 3 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(1) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(2) Subadvisory Agreement between RiverSource Investments, LLC and Kenwood Capital Management LLC, dated March 1, 2006, is filed electronically herewith as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(3) Subadvisory Agreement between Essex Investment Management Company, LLC and Ameriprise Financial, Inc., dated Sept. 23, 2005, is filed electronically herewith as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(4) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and Essex Investment Management Company, LLC, dated Oct. 1, 2005, is filed electronically herewith as Exhibit
         (d)(4) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(5) Subadvisory Agreement between MDT Advisers and Ameriprise Financial, Inc., dated Sept. 23, 2005, is filed electronically herewith as Exhibit
         (d)(5) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(6) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and MDT Advisers, dated Oct. 1, 2005, is filed electronically herewith as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(7) Subadvisory Agreement by and between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(8) Amendment, dated July 21, 2003, to Subadvisory Agreement between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, is filed electronically herewith as Exhibit
         (d)(8) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(9) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and Turner Investment Partners, Inc., dated Oct. 1, 2005, is filed electronically herewith as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(10) Amendment Two, dated Nov. 11, 2005, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, is filed electronically herewith as Exhibit
         (d)(10) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(d)(11) Subadvisory Agreement by and between American Express Financial Corporation and UBS Global Asset Management (Americas) Inc., dated July 21, 2003, filed electronically on or about May 26, 2004 as Exhibit
         (d)(5) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(12) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and UBS Global Asset Management (Americas) Inc., dated Oct. 1, 2005, is filed electronically herewith as Exhibit
         (d)(12) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(e) Distribution Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (e) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Trust Company filed electronically on or about May 24, 2006 as Exhibit (g)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Board Services Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(3) Transfer Agency Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Service Corporation filed electronically on or about May 24, 2006 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement, amended and restated, dated May 1, 2006 between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(4) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(5) Master Fee Cap/Fee Waiver Agreement dated, Oct. 1, 2005, as amended April 17, 2006 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about April 21, 2006, as Exhibit (h)(7) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(6) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (m) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(n) Rule 18f-3 Plan, amended and restated, dated May 1, 2006, filed electronically on or about May 24, 2006 as Exhibit (n) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser Essex Investment Management Company, LLC is filed electronically herewith as Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser MDT Advisers to be filed by Amendment.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser Turner Investment Partners, Inc. is filed electronically herewith as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser UBS Global Asset Management (Americas) Inc. is filed electronically herewith as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288.

(q)(1) Directors'/Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated April 12, 2006, is filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Statement No. 52 to Registration Statement No. 2-89288.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-89288 filed on or about Feb. 15, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit (q)(3) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-89288, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Gumer C. Alvero                American Centurion Life            20 Madison Ave. Extension    Director and Vice President -
Vice President - General       Assurance Company                  P.O. Box 5555                Annuities
Manager Annuities                                                 Albany, NY 12205-0555

                               American Enterprise Life                                        President and Director
                               Insurance Company

                               American Enterprise                                             President
                               REO 1, LLC

                               Ameriprise Financial                                            Vice President - General Manager
                               Services, Inc.                                                  Annuities

                               American Express Insurance                                      Director and Vice President
                               Agency of Alabama Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Wyoming Inc.

                               American Partners Life             1751 Ameriprise              Director and President
                               Insurance Company                  Financial Center
                                                                  Minneapolis MN 55474

                               IDS Life Insurance Company                                      Director and Executive Vice
                                                                                               President - Annuities

                               IDS Life Insurance Company         P.O. Box 5144                Director and Vice President -
                               of New York                        Albany, NY 12205             Annuities

Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

Abu M. Arif
Vice President - Marketing Strategy
and Retail Retirement

Ward D. Armstrong              Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Retirement Services and
Retirement Services                                                                            Asset Management Group
and Asset Management Group
                               RiverSource                                                     Director and Senior Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

                               American Express Asset                                          Director
                               Management International Inc.

John M. Baker                  Ameriprise Financial                                            Vice President - Chief Client
Vice President - Plan Sponsor  Services Inc.                                                   Service Officer
Services
                               RiverSource                                                     Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Timothy V. Bechtold            American Centurion Life            20 Madison Ave. Extension    Director, President and Chief
Vice President -               Assurance Company                  P.O. Box 5555                Executive Officer
Insurance Products                                                Albany, NY 12205-0555
                               American Enterprise Life                                        Director
                               Insurance Company

                               Ameriprise Financial                                            Vice President - Insurance
                               Services Inc.                                                   Products

                               American Express Insurance                                      Director, President and Chief
                               Agency of Alabama Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Arizona Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Idaho Inc.                                            Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Maryland Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Massachusetts Inc.                                    Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Nevada Inc.                                           Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of New Mexico Inc.                                       Executive Officer

                               American Express Insurance                                      Director and President and Chief
                               Agency of Oklahoma Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Wyoming Inc.                                          Executive Officer

                               American Partners Life                                          Director and Vice President -
                               Insurance Company                                               Insurance Products

                               IDS Life Insurance Company                                      Director and President

                               IDS Life Insurance Company         P.O. Box 5144                Director, President and Chief
                               of New York                        Albany, NY 12205             Executive Officer

                               IDS REO 1, LLC                                                  President

                               IDS REO 2, LLC                                                  President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman               American Enterprise Life                                        Director
Senior Vice President and      Insurance Company
Treasurer
                               Ameriprise Financial                                            Senior Vice President
                               Services Inc.                                                   and Treasurer

                               American Partners Life                                          Director
                               Insurance Company

                               IDS Life Insurance                                              Director
                               Company

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Executive Vice President
and Chief Financial            Advisory Capital Strategies                                     Treasurer
Officer                        Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               RiverSource Investments, LLC                                    Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments, Inc.

                               Ameriprise Financial                                            Director
                               Services Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

Robert C. Bloomer              Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Leslie H. Bodell               Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

Randy L. Boser                 Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Business Development
Business Development
                               IDS Life Insurance Company                                      Assistant Vice President

Uzma S. Burki                  Ameriprise Financial                                            Vice President - Organizational
Vice President -               Services Inc.                                                   Talent Development
Organizational &
Talent Development

Michael G. Burton
Vice President and Chief
Counsel - Regulatory
Affairs

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Investments LLC                                     Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kenneth J. Ciak                AMEX Assurance Company                                          Director, President and Chief
Vice President and General                                                                     Executive Officer
Manager - IDS Property
Casualty                       Ameriprise Financial                                            Vice President and General
                               Services Inc.                                                   Manager - IDS Property
                                                                                               Casualty

                               Ameriprise Insurance Company                                    Director

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Pennsylvania Inc.

                               IDS Property Casualty              1 WEG Blvd.                  Director, President and Chief
                               Insurance Company                  DePere, WI 54115             Executive Officer

Paul A. Connolly               Ameriprise Financial                                            Vice President - RL HR/US Retail
Vice President - Retail        Services Inc.
Distribution Services

James M. Cracchiolo            Ameriprise Financial                                            Director, Chairman of the Board,
Director, Chairman of          Services Inc.                                                   and Chief Executive Officer
the Board, Chief Executive
Officer, and President         Threadneedle Asset                                              Director and Chairman of the Board
                               Management Holdings LTD

Colleen Curran                 Ameriprise Financial                                            Vice President and
Vice President and Assistant   Services Inc.                                                   Assistant General Counsel
General Counsel

Luz Maria Davis                Ameriprise Financial                                            Vice President - Employee
Vice President -               Services Inc.                                                   Communications
Communications

Paul James Dolan               Ameriprise Financial                                            Vice President - CAO Product Sales
Vice President -               Services Inc.
CAO Product Sales
                               RiverSource Distributors Inc.                                   Chief Administrative Officer

William V. Elliott             Ameriprise Financial                                            Vice President - Financial
Vice President - Financial     Services Inc.                                                   Planning and Advice
Planning and Advice

William J. Emptage            Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic    Services Inc.                                                   Planning
Planning

Benjamin R. Field              Ameriprise Financial                                            Vice President - Finance Education &
Vice President - Finance       Services Inc.                                                   Planning Services
Education & Planning
Services

Gordon M. Fines                RiverSource Investments, LLC                                    Vice President - Senior Portfolio
Vice President - Financial                                                                     Manager
Education & Planning
Services                       Ameriprise Financial                                            Vice President - Senior
                               Services Inc.                                                   Portfolio Manager I

Giunero Floro                  Ameriprise Financial Services                                   Vice President - Creative Services
Vice President - Creative      Inc.
Services

Terrence J. Flynn              Ameriprise Financial Services Inc.                              Vice President - Brokerage &
Vice President - Brokerage &                                                                   Clearing Operations
Clearing Operations
                               American Enterprise                                             President and Chief Executive Officer
                               Investment Services Inc.

                               RiverSource                                                     Director and Senior Vice President -
                               Service Corporation                                             Clearing Operations

Jeffrey P. Fox                 Ameriprise Financial                                            Vice President - Investment
Vice President -               Services Inc.                                                   Accounting
Investment Accounting
                               RiverSource Distributors Inc.                                   Chief Financial Officer

Laura C. Gagnon                Ameriprise Financial Services Inc.                              Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                Advisory Capital Strategies                                     Director, President, Chief Operating
Vice President - Investment    Group Inc.                                                      Officer and Chief Compliance Officer
Administration
                               Advisory Capital Partners LLC                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer
                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               RiverSource Investments, LLC                                    Senior Vice President, Chief
                                                                                               Operating Officer and Assistant
                                                                                               Treasurer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               Kenwood Capital Management LLC                                  Manager

                               IDS Capital Holdings Inc.                                       Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                   RiverSource                                                     Director
Vice President - New           Service Corporation
Business and Service
                               Ameriprise Financial                                            Vice President - New
                               Services Inc.                                                   Business and Service

                               American Express Insurance                                      Vice President
                               Agency of Massachusetts Inc.

Ira D. Hall
Director

Teresa A. Hanratty             Ameriprise Financial                                            Senior Vice
Senior Vice President -        Services Inc.                                                   President - Field
Field Management                                                                               Management

Janis K. Heaney                Ameriprise Financial                                            Vice President - Incentive
Vice President - Incentive     Services Inc.                                                   Management
Management

Brian M. Heath                 Ameriprise Financial                                            Director and President -
President - U.S.               Services Inc.                                                   U.S. Advisor Group
Advisor Group

Nancy R. Hughes                American Centurion Life                                         Assistant Vice President
Assistant Vice President       Assurance Company

                               American Enterprise Life                                        Assistant Vice President
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Assistant Vice President

                               Ameriprise Certificate                                          Assistant Vice President
                               Company

                               American Partners Life                                          Assistant Vice President
                               Insurance Company

                               IDS Life Insurance Company                                      Assistant Vice President

                               IDS Life Insurance Company                                      Assistant Vice President
                               of New York

                               IDS REO 1 LLC                                                   Assistant Vice President

                               IDS REO 2 LLC                                                   Assistant Vice President

Kelli A. Hunter                Ameriprise Financial                                            Executive Vice President -
Executive Vice President -     Services Inc.                                                   Human Resources
Human Resources

Debra A. Hutchinson            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

James M. Jensen                Ameriprise Financial                                            Vice President - Compensation
Vice President - Advice and    Services Inc.                                                   and Licensing Services
Retail Distribution Group,
Product, Compensation and      American Express Insurance                                      Director, Vice President
Field Administration           Agency of Alabama Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Wyoming Inc.

Amy K. Johnson
Vice President - Operations
and Compliance

Paul R. Johnston               Ameriprise Financial                                            Secretary
Assistant Secretary            Services Inc.

                               American Express Property Casualty Insurance                    Secretary
                               Agency of Maryland Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance Agency Inc.

                               Ameriprise Insurance Company                                    Vice President, General Counsel,
                                                                                               Secretary, Director

                               American Partners Life                                          Assistant General Counsel
                               Insurance Company                                               and Secretary

                               AMEX Assurance Company                                          Director, General Counsel and
                                                                                               Secretary

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Kentucky

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Pennsylvania


                               IDS Cable Corporation                                           Vice President

                               IDS Cable II Corporation                                        Vice President

                               IDS Partnership Services                                        Vice President and Secretary
                               Corporation

                               IDS Property Casualty                                           Director, Vice President,
                               Insurance Company                                               General Counsel and Secretary

                               IDS Realty Corporation                                          Vice President

Nancy E. Jones                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Marketing
Marketing

William A. Jones               Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

John C. Junek                  Ameriprise Financial                                            Senior Vice President and
Executive Vice President and   Services Inc.                                                   General Counsel
General Counsel

Ora J. Kaine                   Ameriprise Financial                                            Vice President - Retail
Vice President - Retail        Services Inc.                                                   Distribution Services
Distribution Services

Michelle M. Keeley             AMEX Assurance Company                                          Vice President-Investments
Senior Vice President -
Fixed Income                   American Centurion Life                                         Vice President-Investments
                               Assurance Company

                               American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               RiverSource                                                     Director and Senior Vice
                               Investments, LLC                                                President - Fixed Income

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Insurance Company                                    Vice President-Investments

                               IDS Property Casualty Insurance Company                         Vice President-Investments

                               Ameriprise Financial                                            Senior Vice President-Fixed Income
                               Services Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments
                               of New York

                               Kenwood Capital Management LLC                                  Manager

Claire Kolmodin                Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic     Services Inc.                                                   Initiatives
Initiatives

Lori J. Larson                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Field Force Growth &
Field Force Growth &                                                                           Retention
Retention

Daniel E. Laufenberg           Ameriprise Financial                                            Vice President - Chief U.S.
Vice President -               Services Inc.                                                   Economist
Chief U.S. Economist

Jane W. Lee                    Ameriprise Financial                                            Vice President - General
Vice President - General       Services Inc.                                                   Manager Platinum Active
Manager Platinum Active                                                                        Financial Services
Financial Services

W. Walker Lewis
Director

Catherine M. Libbe             Ameriprise Financial                                            Vice President - Marketing &
Vice President -               Services Inc.                                                   Product Retirement Services
Marketing & Product
Retirement Services

Diane D. Lyngstad              Ameriprise Financial                                            Chief Financial Officer and Vice
Vice President - Comp &        Services Inc.                                                   President - Comp & Licensing
Licensing Services                                                                             Services

                               RiverSource                                                     Director, Vice President and
                               Service Corporation                                             Chief Financial Officer

Andrew J. MacMillan            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Corporate Communications
Corporate Communications                                                                       & Government Affairs
& Government Affairs

Siri S. Marshall
Director

Timothy J. Masek               Ameriprise Financial                                            Vice President - Fixed Income
Vice President - Fixed         Services Inc.                                                   Research
Income Research

Brian J. McGrane               Ameriprise Financial                                            Vice President and Lead Financial
Senior Vice President and      Services Inc.                                                   Officer Finance
Lead Financial Officer
                               Advisory Capital Partners LLC                                   Vice President and Chief Financial
                                                                                               Officer

                               Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               RiverSource                                                     Vice President and Chief Financial
                               Investments, LLC                                                Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Sarah M. McKenzie              Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Managed and Brokerage Products
Managed and Brokerage
Products                       Ameriprise Enterprise Investment                                Director
                               Services Inc.

Penny J. Meier                 Ameriprise Financial                                            Vice President - Business
Vice President - Business      Services Inc.                                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                 Ameriprise Financial                                            Senior Vice President and General
Senior Vice President          Services Inc.                                                   Manager - Mutual Funds
- Mutual Funds
                               Ameriprise Certificate                                          Director, President and
                               Company                                                         Chief Executive Officer

                               American Express                                                Director and President
                               International Deposit
                               Company

                               Ameriprise Trust Company                                        Director

                               Investors Syndicate                                             Director, President and Chief
                               Development Corp.                                               Executive Officer

                               RiverSource Distributors, Inc.                                  Director and Chief Operating Officer

                               RiverSource Investments LLC                                     Senior Vice President

Rebecca A. Nash                Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Service Operations
Service Operations
                               Ameriprise Insurance Company                                    Senior Vice President -
                                                                                               Insurance

                               AMEX Assurance Company                                          Vice President -
                                                                                               Insurance

                               IDS Property Casualty                                           Senior Vice President -
                               Insurance Company                                               Insurance

Jeffrey Noddle
Director

Francois B. Odouard            Ameriprise Financial                                            Vice President - Brokerage
Vice President -               Services Inc.
Brokerage

Michael J. O'Keefe             Ameriprise Financial                                            Vice President - Advisory
Vice President - Advisory      Services Inc.                                                   Business Systems
Business Systems

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               American Partners Life Insurance Company                        Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Douglas J. Parish              Ameriprise Financial                                            General Auditor
General Auditor                Services, Inc.

Richard F. Powers III
Director

Glen Salow
Executive Vice President -
Technology and Active
Operations

H. Jay Sarles
Director

Robert F. Sharpe, Jr.
Director

Paul Pearson
Vice President - SPS
and External Products
Active


Scott R. Plummer               American Enterprise Life                                        38a-1 Chief Compliance Officer
Vice President -               Insurance Company
Asset Management
Compliance

                               Ameriprise Certificate                                          Vice President, Secretary, General
                               Company                                                         Counsel

                               American Partners                                               38a-1 Chief Compliance Officer
                               Life Insurance Company

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer

                               RiverSource Distributors, Inc.                                  Chief Counsel

Mark A. Riordan                Ameriprise Financial                                            Vice President - Finance
Vice President - Finance       Services Inc.                                                   Emerging Technologies
Emerging Technologies
                               IDS Cable Corporation                                           Director

                               IDS Cable Corporation II                                        Director

Andrew C. Schell               Ameriprise Financial                                            Vice President - Strategy
Vice President - Strategy      Services Inc.                                                   and Planning
and Planning

Mark E. Schwarzmann            American Enterprise Life                                        Director, Chairman of the Board and
President - Insurance &        Insurance Company                                               Chief Executive Officer
Annuities and Product
Distribution                   American Partners Life                                          Director, Chairman of the Board and
                               Insurance Company                                               Chief Executive Officer

                               IDS Life Insurance Company                                      Director, Chairman of the Board and
                                                                                               Chief Executive Officer

                               RiverSource Distributors Inc.                                   Director, President and Chief
                                                                                               Executive Officer

Gary A. Scott                  Ameriprise Financial                                            Vice President - Client Acquisition
Vice President -               Services Inc.                                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Executive Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem           Ameriprise Financial                                            Vice President - Plan Sponsor
Vice President - Plan          Services Inc.                                                   Services
Sponsor Services
                               Ameriprise Trust                                                Vice President
                               Company

Bridget M. Sperl               RiverSource                                                     Director, Chairman of the Board;
Senior Vice President -        Service Corporation                                             President and Chief Executive
Client Service
Organization                   Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Client Service Organization

                               Ameriprise Insurance Company                                    Director

                               IDS Life Insurance Company                                      Executive Vice President -
                                                                                               Client Service

                               IDS Property Casualty                                           Director
                               Insurance Company

Lisa A. Steffes                Ameriprise Financial                                            Vice President - Marketing
Vice President - Marketing     Services Inc.                                                   Officer Development
Officer Development

                               Ameriprise Insurance Company                                    Director


                               IDS Property Casualty              1 WEG Blvd.                  Director
                               Insurance Company                  DePere, WI 54115

David K. Stewart               American Centurion Life                                         Vice President and Controller
Senior Vice President and      Assurance Company
Controller
                               American Enterprise                                             Treasurer
                               Investment Services Inc.

                               American Enterprise Life                                        Vice President and Controller
                               Insurance Company

                               Ameriprise                                                      Vice President, Controller and
                               Certificate Company                                             Chief Accounting Officer

                               Ameriprise Financial                                            Vice President and Controller
                               Services Inc.

                               American Partners Life                                          Vice President and Controller
                               Insurance Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company of New York

Jeffrey J. Stremcha            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

John T. Sweeney                American Enterprise Investment                                  Chief Financial Officer
Vice President - Lead          Services, Inc.
Financial Officer -
Products Group                 Ameriprise Financial                                            Vice President, Lead Financial
                               Services Inc.                                                   Officer - Banking, Brokerage
                                                                                               and Managed Products

                               Ameriprise Insurance Company                                    Director

                               AMEX Assurance Company                                          Director

                               IDS Partnership                                                 Director
                               Services Corporation

                               IDS Property Casualty                                           Director
                               Insurance Company

                               IDS Realty Corporation                                          Director

Joseph E. Sweeney              Ameriprise Financial Services Inc.                              Senior Vice President, General
President - Financial                                                                          Manager - U.S. Brokerage and
Planning, Products and Services                                                                Membership Banking

                               American Enterprise Investment                                  Director
                               Services Inc.

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President - U.S. Asset         Group Inc.
Management and Chief
Investment Officer             RiverSource                                                     Director, President and Chairman of
                               Investments, LLC                                                the Board and Chief Investment
                                                                                               Officer

                               American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

George F. Tsafaridis           Ameriprise Financial                                            Vice President - Quality & Service
Vice President -               Services Inc.                                                   Support
Quality & Service Support

William H. Turner
Director

Ramanathan Venkataramana       Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Peter S. Velardi               Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management

Andrew O. Washburn             Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Marketing
Marketing

Beth E. Weimer                 Ameriprise Financial                                            Vice President and Chief
Vice President and             Services Inc.                                                   Compliance Officer -
Chief Compliance Officer                                                                       Asset Management and
                                                                                               Insurance

                               American Centurion Life Assurance Company                       Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               IDS Life Insurance Company of New York                          Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               American Express Asset                                          Chief Compliance Officer
                               Management International


                               Kenwood Capital                                                 Chief Compliance Officer
                               Management LLC

                               RiverSource Investments LLC                                     Chief Compliance Officer

                               RiverSource                                                     Chief Compliance Officer
                               Service Corporation

Jeffery A. Williams            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Cross-Sell/Strategic
Cross-Sell/Strategic                                                                           Management
Management
                               American Enterprise Investment Series, Inc.                     Director

William J. Williams            Ameriprise Financial                                            Senior Vice President - Field
Senior Vice President -        Services Inc.                                                   Management
Field
Management

Dianne L. Wilson               Ameriprise Financial                                            Vice President - Insurance
Vice President -               Services Inc.                                                   Operations
Insurance Operations
                               Amex Assurance Company                                          Director and Senior Vice
                                                                                               President

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Kentucky Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Maryland Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Insurance Company                                    Director and Senior Vice President -
                                                                                               Investments

                               IDS Property Casualty Company                                   Director and Senior Vice
                                                                                               President - Insurance

Michael R. Woodward            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management
                               American Centurion Life            20 Madison Ave. Extension    Director
                               Assurance Company                  Albany, NY 12205-0555

                               IDS Life Insurance Company         P.O. Box 5144                Director
                               of New York                        Albany, NY 12205

John R. Woener                 Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Strategic Planning and
Strategic Planning and                                                                         Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
          Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
          Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
          International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
          Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
          Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
          Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.;
          AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP
          Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust; Income Trust; Tax-Free Income Trust; World Trust; Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General                  None
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group

         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer

         Dudley Barksdale                          Vice President - Service                  None
                                                   Development

         Timothy V. Bechtold                       Vice President -                          None
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer       None

         Walter S. Berman                          Director                                  None

         Robert C. Bloomer                         Vice President - Technologies III         None

         Leslie H. Bodell                          Vice President - Technologies I           None

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational           None
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail          None

         James M. Cracchiolo                       Director, President, Chairman of          None
                                                   the Board and Chief Executive
                                                   Officer

         Colleen Curran                            Vice President and                        None
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee                 None
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -                    None
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial                None
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning       None

         Benjamin R. Field                         Vice President - Finanace                 None
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior                   None
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative                 None
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations       None

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel

         Steven Guida                              Vice President -                          None
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -                   None
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Lorraine R. Hart                          Vice President - Fixed Income             None
                                                   Investments Administration
                                                   Officer

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management

         Brian M. Heath                            Director, Senior Vice President -         None
         Suite 150                                 Advisor Group
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I           None

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro

         Paul R. Johnston                          Secretary

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing

         William A. Jones                          Vice President - Technologies III         None

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel

         Ora J. Kaine                              Vice President -                          None
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -                   None
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic                None
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering                     None
                                                   Officer

         Benji Orr                                 Deputy Anti-Money Laundering              None
                                                   Officer

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate         None
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External                 None
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and Lead Financial         None
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and              None
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and                 President
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage                None

         Michael J. O'Keefe                        Vice President -                          None
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest          None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor                           None

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance                  None
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -                    None
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy                 None
                                                   and Planning

         Mark E. Schwarzmann                       Senior Vice President -                   None
                                                   Insurance and Annuities

         Gary A. Scott                             Vice President - Client                   None
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization

         Kathy Stalwick                            Vice President                            None

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller             None

         Jeffrey J. Stremcha                       Vice President - Technologies I           None

         John T. Sweeney                           Vice President, Lead Financial            None
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,                    None
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer                  Vice President

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III         None

         Peter S. Velardi                          Senior Vice President -                   None
                                                   Field Management

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and                        None
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance                  None

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -                   None
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk         None
                                                   Management

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE STRATEGY SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 24th day of May, 2006.

RIVERSOURCE STRATEGY SERIES, INC.




By       /s/ Paula R. Meyer
         ------------------
             Paula R. Meyer
             President




By       /s/ Jeffrey P. Fox
         ------------------
             Jeffrey P. Fox
             Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of May, 2006.


Signature                                      Capacity


/s/      Arne H. Carlson*                      Chair of the Board
---------------------------------
         Arne H. Carlson

/s/      Kathleen A. Blatz*                    Director
---------------------------------
         Kathleen A. Blatz

/s/      Patricia M. Flynn*                    Director
---------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*                        Director
---------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*                      Director
---------------------------------
         Jeffrey Laikind

/s/      Stephen R. Lewis, Jr.*                Director
---------------------------------
         Stephen R. Lewis, Jr

/s/      Catherine James Paglia*               Director
---------------------------------
         Catherine James Paglia

/s/      Vikki L. Pryor*                       Director
---------------------------------
         Vikki L. Pryor

/s/      Alan K. Simpson*                      Director
---------------------------------
         Alan K. Simpson

/s/      Alison Taunton-Rigby*                 Director
---------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*                  Director
---------------------------------
         William F. Truscott


* Signed pursuant to Directors'/Trustees' Power of Attorney, dated April 12, 2006, filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288, by:


/s/      Leslie L. Ogg
---------------------------------
         Leslie L. Ogg

        CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 52 TO REGISTRATION
                             STATEMENT NO. 2-89288

This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.
         The prospectuses for:

         RiverSource Equity Value Fund
               (formerly AXP Equity Value Fund).
         Class I prospectus supplement for RiverSource Equity Value Fund.

         RiverSource Small Cap Advantage Fund
               (formerly AXP Small Cap Advantage Fund).
         Class I prospectus supplement for RiverSource Small Cap Advantage Fund.

         RiverSource Small Cap Growth Fund
               (formerly AXP Partners Small Cap Growth Fund).
         Class I prospectus supplement for RiverSource Small Cap Growth Fund.


Part B.
         Statement of Additional Information.
         Financial Statements.

Part C.
         Other information.

The signatures.